UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21475
RBC Funds Trust
(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Tara Tilbury
50 South Sixth Street, Suite 2350
Minneapolis, MN 55402(Name and address of agent for service)
Registrant's telephone number, including area code:
(612) 376-7132
Date of fiscal year end:
September 30, 2024
Date of reporting period:
September 30, 2024
Item 1. Report to Stockholders
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
RBC SMID Cap Growth Fund
Class A / TMCAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC SMID Cap Growth Fund (Class A/TMCAX)	$118	1.07%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Installed Building Projects Inc., Onto Innovation Inc. and CyberArk Software Ltd. all contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Fox Factory Holding Corp., Alphatec Holdings Inc., and Omnicell Inc. were negative contributors to relative performance.
Fund Performance
Growth of $10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC SMID Cap Growth Fund (Class A/TMCAX)— including sales load (5.75%)	13.33%	9.50%	10.04%
RBC SMID Cap Growth Fund (Class A/TMCAX) — excluding sales load	20.21%	10.82%	10.69%
S&P 500	36.35%	15.98%	13.38%
Russell 2500 Growth Index	25.20%	9.75%	9.98%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$170,381,039
Total number of portfolio holdings	78
Portfolio turnover rate as of the end of the reporting period	16%
Total advisory fee paid (net of fee waivers/reimbursements)	$711,485
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TechnipFMC Plc	2.9%
Merit Medical Systems, Inc.	2.4%
Integer Holdings Corp.	2.4%
Tetra Tech, Inc.	2.3%
Onto Innovation, Inc.	2.1%
Burlington Stores, Inc.	2.0%
Ollie's Bargain Outlet Holdings, Inc.	1.9%
Woodward, Inc.	1.9%
CyberArk Software Ltd.	1.8%
Stifel Financial Corp.	1.8%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC SMID Cap Growth Fund
Class I / TMCIX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC SMID Cap Growth Fund (Class I/TMCIX)	$90	0.82%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Installed Building Projects Inc., Onto Innovation Inc. and CyberArk Software Ltd. all contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Fox Factory Holding Corp., Alphatec Holdings Inc., and Omnicell Inc. were negative contributors to relative performance.
Fund Performance
Growth of $250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC SMID Cap Growth Fund (Class I/TMCIX)	20.62%	11.12%	10.98%
S&P 500	36.35%	15.98%	13.38%
Russell 2500 Growth Index	25.20%	9.75%	9.98%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$170,381,039
Total number of portfolio holdings	78
Portfolio turnover rate as of the end of the reporting period	16%
Total advisory fee paid (net of fee waivers/reimbursements)	$711,485
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TechnipFMC Plc	2.9%
Merit Medical Systems, Inc.	2.4%
Integer Holdings Corp.	2.4%
Tetra Tech, Inc.	2.3%
Onto Innovation, Inc.	2.1%
Burlington Stores, Inc.	2.0%
Ollie's Bargain Outlet Holdings, Inc.	1.9%
Woodward, Inc.	1.9%
CyberArk Software Ltd.	1.8%
Stifel Financial Corp.	1.8%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC SMID Cap Growth Fund
Class R6 / RSMRX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC SMID Cap Growth Fund (Class R6/RSMRX)	$85	0.77%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Installed Building Projects Inc., Onto Innovation Inc. and CyberArk Software Ltd. all contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Fox Factory Holding Corp., Alphatec Holdings Inc., and Omnicell Inc. were negative contributors to relative performance.
Fund Performance
Growth of $250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC SMID Cap Growth Fund (Class R6/RSMRX)	20.65%	11.17%	11.04%
S&P 500	36.35%	15.98%	13.38%
Russell 2500 Growth Index	25.20%	9.75%	9.98%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$170,381,039
Total number of portfolio holdings	78
Portfolio turnover rate as of the end of the reporting period	16%
Total advisory fee paid (net of fee waivers/reimbursements)	$711,485
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TechnipFMC Plc	2.9%
Merit Medical Systems, Inc.	2.4%
Integer Holdings Corp.	2.4%
Tetra Tech, Inc.	2.3%
Onto Innovation, Inc.	2.1%
Burlington Stores, Inc.	2.0%
Ollie's Bargain Outlet Holdings, Inc.	1.9%
Woodward, Inc.	1.9%
CyberArk Software Ltd.	1.8%
Stifel Financial Corp.	1.8%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC Small Cap Value Fund
Class A / RBVAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC Small Cap Value Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Small Cap Value Fund (Class A/RBVAX)	$121	1.10%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Small companies are defined by the Fund as companies that fall within the market capitalization range of the Russell 2000® Value Index at the time of purchase.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Super Micro Computer Inc., Barrett Business Services Inc., and Taylor Morrison Home Corp. contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Par Pacific Holdings Inc., Atkore Inc., and Delek US Holdings Inc. were negative contributors to relative performance.
Fund Performance
Growth of $10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Small Cap Value Fund (Class A/RBVAX)— including sales load (5.75%)	13.42%	5.90%	6.22%(a)
RBC Small Cap Value Fund (Class A/RBVAX) — excluding sales load	20.33%	7.17%	6.86%(a)
S&P 500	36.35%	15.98%	13.00%
Russell 2000 Value Index	25.88%	9.29%	7.63%
(a)
The Fund’s Class A shares commenced operations on January 28, 2021. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class A.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$31,557,350
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	56%
Total advisory fee paid (net of fee waivers/reimbursements)	$(40,614)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Magnolia Oil & Gas Corp.	3.0%
Barrett Business Services, Inc.	2.9%
Taylor Morrison Home Corp.	2.8%
Group 1 Automotive, Inc.	2.8%
Matador Resources Co.	2.7%
Nexstar Media Group, Inc.	2.5%
Cheesecake Factory, Inc. (The)	2.4%
Reinsurance Group of America, Inc.	2.4%
Lantheus Holdings, Inc.	2.4%
Pinnacle Financial Partners, Inc.	2.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC Small Cap Value Fund
Class I / RSVIX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC Small Cap Value Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Small Cap Value Fund (Class I/RSVIX)	$94	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Small companies are defined by the Fund as companies that fall within the market capitalization range of the Russell 2000® Value Index at the time of purchase.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Super Micro Computer Inc., Barrett Business Services Inc., and Taylor Morrison Home Corp. contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Par Pacific Holdings Inc., Atkore Inc., and Delek US Holdings Inc. were negative contributors to relative performance.
Fund Performance
Growth of $100,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Small Cap Value Fund (Class I/RSVIX)	20.73%	7.34%	7.03%(a)
S&P 500	36.35%	15.98%	13.00%
Russell 2000 Value Index	25.88%	9.29%	7.63%
(a)	Commenced operations on December 3, 2014.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$31,557,350
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	56%
Total advisory fee paid (net of fee waivers/reimbursements)	$(40,614)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Magnolia Oil & Gas Corp.	3.0%
Barrett Business Services, Inc.	2.9%
Taylor Morrison Home Corp.	2.8%
Group 1 Automotive, Inc.	2.8%
Matador Resources Co.	2.7%
Nexstar Media Group, Inc.	2.5%
Cheesecake Factory, Inc. (The)	2.4%
Reinsurance Group of America, Inc.	2.4%
Lantheus Holdings, Inc.	2.4%
Pinnacle Financial Partners, Inc.	2.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC Small Cap Value Fund
Class R6 / RRSVX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC Small Cap Value Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Small Cap Value Fund (Class R6/RRSVX)	$88	0.80%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Small companies are defined by the Fund as companies that fall within the market capitalization range of the Russell 2000® Value Index at the time of purchase.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Super Micro Computer Inc., Barrett Business Services Inc., and Taylor Morrison Home Corp. contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Par Pacific Holdings Inc., Atkore Inc., and Delek US Holdings Inc. were negative contributors to relative performance.
Fund Performance
Growth of $250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Small Cap Value Fund (Class R6/RRSVX)	20.67%	7.52%	7.15%(a)
S&P 500	36.35%	15.98%	13.00%
Russell 2000 Value Index	25.88%	9.29%	7.63%
(a)
The Fund’s Class R6 shares commenced operations on November 21, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class R6.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$31,557,350
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	56%
Total advisory fee paid (net of fee waivers/reimbursements)	$(40,614)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Magnolia Oil & Gas Corp.	3.0%
Barrett Business Services, Inc.	2.9%
Taylor Morrison Home Corp.	2.8%
Group 1 Automotive, Inc.	2.8%
Matador Resources Co.	2.7%
Nexstar Media Group, Inc.	2.5%
Cheesecake Factory, Inc. (The)	2.4%
Reinsurance Group of America, Inc.	2.4%
Lantheus Holdings, Inc.	2.4%
Pinnacle Financial Partners, Inc.	2.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC Small Cap Core Fund
Class A / TEEAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC Small Cap Core Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Small Cap Core Fund (Class A/TEEAX)	$125	1.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the Russell 2000® Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Super Micro Computer Inc., Barrett Business Services Inc., and Taylor Morrison Home Corp. contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Par Pacific Holdings Inc., Atkore Inc., and Hudson Technologies Inc. were negative contributors to relative performance.
Fund Performance
Growth of $10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Small Cap Core Fund (Class A/TEEAX)— including sales load (5.75%)	14.79%	8.38%	5.93%
RBC Small Cap Core Fund (Class A/TEEAX) — excluding sales load	21.75%	9.67%	6.56%
S&P 500	36.35%	15.98%	13.38%
Russell 2000 Index	26.76%	9.39%	8.78%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$41,574,062
Total number of portfolio holdings	63
Portfolio turnover rate as of the end of the reporting period	37%
Total advisory fee paid (net of fee waivers/reimbursements)	$142,752
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Barrett Business Services, Inc.	3.8%
Lantheus Holdings, Inc.	3.8%
Ducommun, Inc.	3.6%
Taylor Morrison Home Corp.	3.5%
Compass Diversified Holdings	3.3%
Patrick Industries, Inc.	3.1%
Group 1 Automotive, Inc.	3.0%
Magnolia Oil & Gas Corp.	2.8%
SPDR S&P Biotech ETF	2.7%
Nexstar Media Group, Inc.	2.7%
Sector Allocation
Material Fund Changes
Effective July 1, 2024, the Fund’s management fee rate was reduced from 0.85% to 0.70%, and the expense limitation agreement was amended such that total expenses for Class A are now limited to 1.10% (was previously 1.15%).
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC Small Cap Core Fund
Class I / RCSIX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC Small Cap Core Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Small Cap Core Fund (Class I/RCSIX)	$99	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the Russell 2000® Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Super Micro Computer Inc., Barrett Business Services Inc., and Taylor Morrison Home Corp. contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Par Pacific Holdings Inc., Atkore Inc., and Hudson Technologies Inc. were negative contributors to relative performance.
Fund Performance
Growth of $250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Small Cap Core Fund (Class I/RCSIX)	22.11%	9.94%	6.82%
S&P 500	36.35%	15.98%	13.38%
Russell 2000 Index	26.76%	9.39%	8.78%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$41,574,062
Total number of portfolio holdings	63
Portfolio turnover rate as of the end of the reporting period	37%
Total advisory fee paid (net of fee waivers/reimbursements)	$142,752
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Barrett Business Services, Inc.	3.8%
Lantheus Holdings, Inc.	3.8%
Ducommun, Inc.	3.6%
Taylor Morrison Home Corp.	3.5%
Compass Diversified Holdings	3.3%
Patrick Industries, Inc.	3.1%
Group 1 Automotive, Inc.	3.0%
Magnolia Oil & Gas Corp.	2.8%
SPDR S&P Biotech ETF	2.7%
Nexstar Media Group, Inc.	2.7%
Sector Allocation
Material Fund Changes
Effective July 1, 2024, the Fund’s management fee rate was reduced from 0.85% to 0.70%, and the expense limitation agreement was amended such that total expenses for Class I are now limited to 0.85% of average net assets (was previously 0.90%).
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC Small Cap Core Fund
Class R6 / RBRCX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC Small Cap Core Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Small Cap Core Fund (Class R6/RBRCX)	$94	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests at least 80% of its assets in common stocks of small companies. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the Russell 2000® Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Super Micro Computer Inc., Barrett Business Services Inc., and Taylor Morrison Home Corp. contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Par Pacific Holdings Inc., Atkore Inc., and Hudson Technologies Inc. were negative contributors to relative performance.
Fund Performance
Growth of $250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Small Cap Core Fund (Class R6/RBRCX)	22.21%	9.99%	6.85%
S&P 500	36.35%	15.98%	13.38%
Russell 2000 Index	26.76%	9.39%	8.78%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$41,574,062
Total number of portfolio holdings	63
Portfolio turnover rate as of the end of the reporting period	37%
Total advisory fee paid (net of fee waivers/reimbursements)	$142,752
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Barrett Business Services, Inc.	3.8%
Lantheus Holdings, Inc.	3.8%
Ducommun, Inc.	3.6%
Taylor Morrison Home Corp.	3.5%
Compass Diversified Holdings	3.3%
Patrick Industries, Inc.	3.1%
Group 1 Automotive, Inc.	3.0%
Magnolia Oil & Gas Corp.	2.8%
SPDR S&P Biotech ETF	2.7%
Nexstar Media Group, Inc.	2.7%
Sector Allocation
Material Fund Changes
Effective July 1, 2024, the Fund’s management fee rate was reduced from 0.85% to 0.70%, and the expense limitation agreement was amended such that total expenses for Class R6 are now limited to 0.82% of average net assets (was previously 0.87%).
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC Microcap Value Fund
Class A / TMVAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC Microcap Value Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Microcap Value Fund (Class A/TMVAX)	$149	1.32%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund invests, under normal circumstances, at least 80% of its assets in microcap value stocks. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund buys microcap value stocks using a quantitative model. Microcap value stocks combine the characteristics of “microcap stocks” and “value stocks.” The Fund defines “microcap stocks” as stocks of companies that have market capitalization at the time of the Fund’s initial purchase of between $20 million and the market capitalization that marks the point between the 8th and 9th deciles of New York Stock Exchange listed stocks (“upper limit”). The Fund defines “value stocks” primarily as those with low price-to-book characteristics.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Willis Lease Finance Corp., Natural Grocers by Vitamin Cottage Inc., and Ducommun Inc. contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in America’s Car-Mart Inc/TX, American Vanguard Corp., and Core Molding Technologies were negative contributors to relative performance.
Fund Performance
Growth of $10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Microcap Value Fund (Class A/TMVAX)— including sales load (5.75%)	17.87%	9.25%	7.69%
RBC Microcap Value Fund (Class A/TMVAX) — excluding sales load	25.04%	10.56%	8.33%
S&P 500	36.35%	15.98%	13.38%
Russell Microcap Value Index	23.65%	8.84%	8.21%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$115,909,019
Total number of portfolio holdings	480
Portfolio turnover rate as of the end of the reporting period	22%
Total advisory fee paid (net of fee waivers/reimbursements)	$829,194
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Willis Lease Finance Corp.	1.6%
Ducommun, Inc.	1.6%
Miller Industries, Inc.	1.2%
iShares Russell Microcap Index Fund	1.2%
Beazer Homes USA, Inc.	1.0%
Natural Grocers by Vitamin Cottage, Inc.	1.0%
North American Construction Group Ltd.	0.9%
Enova International, Inc.	0.9%
Oil-Dri Corp. of America	0.9%
Bel Fuse, Inc.	0.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC Microcap Value Fund
Class I / RMVIX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC Microcap Value Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Microcap Value Fund (Class I/RMVIX)	$121	1.07%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund invests, under normal circumstances, at least 80% of its assets in microcap value stocks. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund buys microcap value stocks using a quantitative model. Microcap value stocks combine the characteristics of “microcap stocks” and “value stocks.” The Fund defines “microcap stocks” as stocks of companies that have market capitalization at the time of the Fund’s initial purchase of between $20 million and the market capitalization that marks the point between the 8th and 9th deciles of New York Stock Exchange listed stocks (“upper limit”). The Fund defines “value stocks” primarily as those with low price-to-book characteristics.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Willis Lease Finance Corp., Natural Grocers by Vitamin Cottage Inc., and Ducommun Inc. contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in America’s Car-Mart Inc/TX, American Vanguard Corp., and Core Molding Technologies were negative contributors to relative performance.
Fund Performance
Growth of $250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Microcap Value Fund (Class I/RMVIX)	25.39%	10.83%	8.60%
S&P 500	36.35%	15.98%	13.38%
Russell Microcap Value Index	23.65%	8.84%	8.21%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$115,909,019
Total number of portfolio holdings	480
Portfolio turnover rate as of the end of the reporting period	22%
Total advisory fee paid (net of fee waivers/reimbursements)	$829,194
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Willis Lease Finance Corp.	1.6%
Ducommun, Inc.	1.6%
Miller Industries, Inc.	1.2%
iShares Russell Microcap Index Fund	1.2%
Beazer Homes USA, Inc.	1.0%
Natural Grocers by Vitamin Cottage, Inc.	1.0%
North American Construction Group Ltd.	0.9%
Enova International, Inc.	0.9%
Oil-Dri Corp. of America	0.9%
Bel Fuse, Inc.	0.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC Enterprise Fund
Class A / TETAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC Enterprise Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Enterprise Fund (Class A/TETAX)	$148	1.33%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests primarily in common stocks of companies whose market capitalizations at the time of the Fund’s initial purchase are below the dollar-weighted median market capitalization of companies in the Russell 2000® Index, which are often referred to as “micro-cap” companies.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Super Micro Computer Inc., UFP Technologies, and Astrana Health contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Par Pacific Holdings Inc., Alphatec Holdings inc., and Allient Inc. were negative contributors to relative performance.
Fund Performance
Growth of $10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Enterprise Fund (Class A/TETAX)— including sales load (5.75%)	15.68%	7.66%	5.95%
RBC Enterprise Fund (Class A/TETAX) — excluding sales load	22.75%	8.93%	6.58%
S&P 500	36.35%	15.98%	13.38%
Russell Microcap Index	24.63%	8.45%	7.29%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$69,861,274
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	41%
Total advisory fee paid (net of fee waivers/reimbursements)	$493,398
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Lantheus Holdings, Inc.	3.6%
Astrana Health, Inc.	3.5%
SPDR S&P Biotech ETF	3.3%
UFP Technologies, Inc.	3.0%
Ducommun, Inc.	2.9%
iShares Russell Microcap Index Fund	2.6%
Novanta, Inc.	2.4%
Onto Innovation, Inc.	2.3%
Barrett Business Services, Inc.	2.2%
Napco Security Technologies, Inc.	2.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC Enterprise Fund
Class I / TETIX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC Enterprise Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Enterprise Fund (Class I/TETIX)	$120	1.08%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund normally invests primarily in common stocks of companies whose market capitalizations at the time of the Fund’s initial purchase are below the dollar-weighted median market capitalization of companies in the Russell 2000® Index, which are often referred to as “micro-cap” companies.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Super Micro Computer Inc., UFP Technologies, and Astrana Health contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Par Pacific Holdings Inc., Alphatec Holdings inc., and Allient Inc. were negative contributors to relative performance.
Fund Performance
Growth of $250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Enterprise Fund (Class I/TETIX)	22.99%	9.21%	6.84%
S&P 500	36.35%	15.98%	13.38%
Russell Microcap Index	24.63%	8.45%	7.29%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$69,861,274
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	41%
Total advisory fee paid (net of fee waivers/reimbursements)	$493,398
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Lantheus Holdings, Inc.	3.6%
Astrana Health, Inc.	3.5%
SPDR S&P Biotech ETF	3.3%
UFP Technologies, Inc.	3.0%
Ducommun, Inc.	2.9%
iShares Russell Microcap Index Fund	2.6%
Novanta, Inc.	2.4%
Onto Innovation, Inc.	2.3%
Barrett Business Services, Inc.	2.2%
Napco Security Technologies, Inc.	2.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC BlueBay Strategic Income Fund
Class A / RBIAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Strategic Income Fund (Class A/RBIAX)	$92	0.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Interest Rates	Positive	The Fund’s benchmark duration positioning was longer than the benchmark, which was beneficial to Fund performance as rates fell over the past 12-months.
Credit Alpha	Positive	The Fund’s overweight allocations to spread sectors like corporate bonds was one of the significant drivers of positive relative performance.
Credit Allocation	Positive	The Fund’s larger allocations to sectors such as Banking and Financial Services helped drive positive relative fund performance over the period as well.
Fund Performance
Growth of $10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Strategic Income Fund (Class A/RBIAX)— including sales load (3.75%)	6.08%	3.92%(a)
RBC BlueBay Strategic Income Fund (Class A/RBIAX) — excluding sales load	10.77%	5.46%(a)
Bloomberg US Aggregate Bond Index	11.57%	(1.39)%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	5.64%	3.61%
(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,612,818
Total number of portfolio holdings	230
Portfolio turnover rate as of the end of the reporting period	890%
Total advisory fee paid (net of fee waivers/reimbursements)	$(13,547)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Notes, 4.25%, 3/15/27	8.4%
Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49	1.2%
Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 9.49%	1.2%
EQM Midstream Partners LP, 4.75%, 1/15/31	1.0%
Hilton Domestic Operating Co, Inc., (Term SOFR 1M + 1.75%), 7.03%, 11/8/30	1.0%
Intel Corp., 4.88%, 2/10/26	1.0%
Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 2.00%), 6.96%, 6/22/28	1.0%
EnLink Midstream Partners LP, Series C, (Term SOFR 3M + 4.372%), 9.31%	0.9%
Banco de Credito e Inversiones SA, 7.50%	0.9%
Citadel Securities LP, (Term SOFR 1M + 2.36%), 7.50%, 7/29/30	0.9%
Geographic Allocation
United States	69.6%
Europe	11.7%
North America	5.5%
South America	4.9%
Latin America	2.0%
Asia	1.0%
Africa/Middle East	0.8%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC BlueBay Strategic Income Fund
Class I / RBSIX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Strategic Income Fund (Class I/RBSIX)	$65	0.62%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Interest Rates	Positive	The Fund’s benchmark duration positioning was longer than the benchmark, which was beneficial to Fund performance as rates fell over the past 12-months.
Credit Alpha	Positive	The Fund’s overweight allocations to spread sectors like corporate bonds was one of the significant drivers of positive relative performance.
Credit Allocation	Positive	The Fund’s larger allocations to sectors such as Banking and Financial Services helped drive positive relative fund performance over the period as well.
Fund Performance
Growth of $1,000,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Strategic Income Fund (Class I/RBSIX)	11.02%	5.71%(a)
Bloomberg US Aggregate Bond Index	11.57%	(1.39)%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	5.64%	3.61%
(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,612,818
Total number of portfolio holdings	230
Portfolio turnover rate as of the end of the reporting period	890%
Total advisory fee paid (net of fee waivers/reimbursements)	$(13,547)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Notes, 4.25%, 3/15/27	8.4%
Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49	1.2%
Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 9.49%	1.2%
EQM Midstream Partners LP, 4.75%, 1/15/31	1.0%
Hilton Domestic Operating Co, Inc., (Term SOFR 1M + 1.75%), 7.03%, 11/8/30	1.0%
Intel Corp., 4.88%, 2/10/26	1.0%
Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 2.00%), 6.96%, 6/22/28	1.0%
EnLink Midstream Partners LP, Series C, (Term SOFR 3M + 4.372%), 9.31%	0.9%
Banco de Credito e Inversiones SA, 7.50%	0.9%
Citadel Securities LP, (Term SOFR 1M + 2.36%), 7.50%, 7/29/30	0.9%
Geographic Allocation
United States	69.6%
Europe	11.7%
North America	5.5%
South America	4.9%
Latin America	2.0%
Asia	1.0%
Africa/Middle East	0.8%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC BlueBay Strategic Income Fund
Class R6 / RBSRX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Strategic Income Fund (Class R6/RBSRX)	$60	0.57%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Interest Rates	Positive	The Fund’s benchmark duration positioning was longer than the benchmark, which was beneficial to Fund performance as rates fell over the past 12-months.
Credit Alpha	Positive	The Fund’s overweight allocations to spread sectors like corporate bonds was one of the significant drivers of positive relative performance.
Credit Allocation	Positive	The Fund’s larger allocations to sectors such as Banking and Financial Services helped drive positive relative fund performance over the period as well.
Fund Performance
Growth of $1,000,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Strategic Income Fund (Class R6/RBSRX)	11.08%	5.76%(a)
Bloomberg US Aggregate Bond Index	11.57%	(1.39)%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	5.64%	3.61%
(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,612,818
Total number of portfolio holdings	230
Portfolio turnover rate as of the end of the reporting period	890%
Total advisory fee paid (net of fee waivers/reimbursements)	$(13,547)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Notes, 4.25%, 3/15/27	8.4%
Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49	1.2%
Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 9.49%	1.2%
EQM Midstream Partners LP, 4.75%, 1/15/31	1.0%
Hilton Domestic Operating Co, Inc., (Term SOFR 1M + 1.75%), 7.03%, 11/8/30	1.0%
Intel Corp., 4.88%, 2/10/26	1.0%
Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 2.00%), 6.96%, 6/22/28	1.0%
EnLink Midstream Partners LP, Series C, (Term SOFR 3M + 4.372%), 9.31%	0.9%
Banco de Credito e Inversiones SA, 7.50%	0.9%
Citadel Securities LP, (Term SOFR 1M + 2.36%), 7.50%, 7/29/30	0.9%
Geographic Allocation
United States	69.6%
Europe	11.7%
North America	5.5%
South America	4.9%
Latin America	2.0%
Asia	1.0%
Africa/Middle East	0.8%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC BlueBay Impact Bond Fund
Class A / RIBAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Impact Bond Fund (Class A/RIBAX)	$73	0.69%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Carry	Positive	The Fund maintains a yield advantage relative to the benchmark, and this was the primary contributor to Fund outperformance over the past trailing 12-months. This yield advantage is driven by overweights to spread sectors.
Interest Rates	Positive	Falling interest rates resulted in positive absolute performance. However, as the fund was duration neutral throughout the period, it had minimal impact on benchmark relative performance.
Sector Allocation	Positive	The Fund’s allocations to both taxable municipals and mortgage-backed securities outperformed over the period as spreads tightened.
Sector Allocation	Positive	The performance of corporate bond holdings generally kept pace with the benchmark, having little impact on benchmark relative performance.
Sector Allocation	Negative	The Fund had an overweight position in asset-backed securities, which underperformed during the year.
Fund Performance
Growth of $10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC BlueBay Impact Bond Fund (Class A/RIBAX)— including sales load (3.75%)	7.32%	(0.85)%	0.30%(a)
RBC BlueBay Impact Bond Fund (Class A/RIBAX) — excluding sales load	11.51%	(0.08)%	0.87%(a)
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.47%
(a)
The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class A.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$293,911,496
Total number of portfolio holdings	362
Portfolio turnover rate as of the end of the reporting period	79%
Total advisory fee paid (net of fee waivers/reimbursements)	$531,900
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 4.50%, 10/1/54	5.0%
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.3%
City of Hope, 5.48%, 10/16/24	1.7%
Baptist Healthcare System Obligated Group, 4.97%, 10/24/24	1.7%
Trinity Health Corp., 5.32%, 10/28/24	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC BlueBay Impact Bond Fund
Class I / RIBIX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Impact Bond Fund (Class I/RIBIX)	$47	0.44%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Carry	Positive	The Fund maintains a yield advantage relative to the benchmark, and this was the primary contributor to Fund outperformance over the past trailing 12-months. This yield advantage is driven by overweights to spread sectors.
Interest Rates	Positive	Falling interest rates resulted in positive absolute performance. However, as the fund was duration neutral throughout the period, it had minimal impact on benchmark relative performance.
Sector Allocation	Positive	The Fund’s allocations to both taxable municipals and mortgage-backed securities outperformed over the period as spreads tightened.
Sector Allocation	Positive	The performance of corporate bond holdings generally kept pace with the benchmark, having little impact on benchmark relative performance.
Sector Allocation	Negative	The Fund had an overweight position in asset-backed securities, which underperformed during the year.
Fund Performance
Growth of $1,000,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC BlueBay Impact Bond Fund (Class I/RIBIX)	11.89%	0.23%	1.17%(a)
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.47%
(a)	Commenced operations on December 18, 2017.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$293,911,496
Total number of portfolio holdings	362
Portfolio turnover rate as of the end of the reporting period	79%
Total advisory fee paid (net of fee waivers/reimbursements)	$531,900
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 4.50%, 10/1/54	5.0%
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.3%
City of Hope, 5.48%, 10/16/24	1.7%
Baptist Healthcare System Obligated Group, 4.97%, 10/24/24	1.7%
Trinity Health Corp., 5.32%, 10/28/24	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC BlueBay Impact Bond Fund
Class R6 / RIBRX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Impact Bond Fund (Class R6/RIBRX)	$41	0.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Carry	Positive	The Fund maintains a yield advantage relative to the benchmark, and this was the primary contributor to Fund outperformance over the past trailing 12-months. This yield advantage is driven by overweights to spread sectors.
Interest Rates	Positive	Falling interest rates resulted in positive absolute performance. However, as the fund was duration neutral throughout the period, it had minimal impact on benchmark relative performance.
Sector Allocation	Positive	The Fund’s allocations to both taxable municipals and mortgage-backed securities outperformed over the period as spreads tightened.
Sector Allocation	Positive	The performance of corporate bond holdings generally kept pace with the benchmark, having little impact on benchmark relative performance.
Sector Allocation	Negative	The Fund had an overweight position in asset-backed securities, which underperformed during the year.
Fund Performance
Growth of $10,000,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC BlueBay Impact Bond Fund (Class R6/RIBRX)	11.82%	0.26%	1.20%(a)
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.47%
(a)	Commenced operations on December 18, 2017.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$293,911,496
Total number of portfolio holdings	362
Portfolio turnover rate as of the end of the reporting period	79%
Total advisory fee paid (net of fee waivers/reimbursements)	$531,900
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 4.50%, 10/1/54	5.0%
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.3%
City of Hope, 5.48%, 10/16/24	1.7%
Baptist Healthcare System Obligated Group, 4.97%, 10/24/24	1.7%
Trinity Health Corp., 5.32%, 10/28/24	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC BlueBay Impact Bond Fund
Class Y / RIBYX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Impact Bond Fund (Class Y/RIBYX)	$41	0.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income/Carry	Positive	The Fund maintains a yield advantage relative to the benchmark, and this was the primary contributor to Fund outperformance over the past trailing 12-months. This yield advantage is driven by overweights to spread sectors.
Interest Rates	Positive	Falling interest rates resulted in positive absolute performance. However, as the fund was duration neutral throughout the period, it had minimal impact on benchmark relative performance.
Sector Allocation	Positive	The Fund’s allocations to both taxable municipals and mortgage-backed securities outperformed over the period as spreads tightened.
Sector Allocation	Positive	The performance of corporate bond holdings generally kept pace with the benchmark, having little impact on benchmark relative performance.
Sector Allocation	Negative	The Fund had an overweight position in asset-backed securities, which underperformed during the year.
Fund Performance
Growth of $5,000,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Impact Bond Fund (Class Y/RIBYX)	11.96%	(1.06)%(a)
Bloomberg US Aggregate Bond Index	11.57%	(0.80)%
(a)	The Fund’s Class Y shares commenced operations on April 12, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$293,911,496
Total number of portfolio holdings	362
Portfolio turnover rate as of the end of the reporting period	79%
Total advisory fee paid (net of fee waivers/reimbursements)	$531,900
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 4.50%, 10/1/54	5.0%
Fannie Mae, Pool #BT1616, 2.00%, 4/1/51	2.3%
City of Hope, 5.48%, 10/16/24	1.7%
Baptist Healthcare System Obligated Group, 4.97%, 10/24/24	1.7%
Trinity Health Corp., 5.32%, 10/28/24	1.7%
Amgen, Inc., 5.25%, 3/2/33	1.2%
Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29	1.2%
Fannie Mae, Pool #BS1730, 1.53%, 4/1/28	1.1%
Elevance Health, Inc., 5.15%, 6/15/29	1.1%
American Water Capital Corp., 4.45%, 6/1/32	1.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC BlueBay High Yield Bond Fund
Class A / RHYAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC BlueBay High Yield Bond Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay High Yield Bond Fund (Class A/RHYAX)	$88	0.82%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non-investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may also invest in loans.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Credit selection overall was a positive contributor to relative performance and selection generated positive relative returns in the majority of sectors within the benchmark over the past twelve months.
Sector Allocation	Positive	Security selection was particularly additive to performance within the Automotive, Banking, and Energy sectors. A modest overweight to Automotives compared to the benchmark was beneficial as well.
Sector Allocation	Negative	The Fund’s underweight position in the Healthcare sector detracted from relative performance for the period.
Credit Beta	Negative	The Fund’s underweight spread duration relative to the benchmark was a detractor to relative performance as spreads tightened.
Fund Performance
Growth of $10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay High Yield Bond Fund (Class A/RHYAX)— including sales load (4.25%)	9.75%	4.07%	4.66%
RBC BlueBay High Yield Bond Fund (Class A/RHYAX) — excluding sales load	14.60%	4.96%	5.11%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA US High Yield Index	15.66%	4.55%	4.95%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$729,218,077
Total number of portfolio holdings	224
Portfolio turnover rate as of the end of the reporting period	111%
Total advisory fee paid (net of fee waivers/reimbursements)	$2,093,628
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Credit Agricole SA, 6.70%	1.3%
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28	1.2%
Venture Global LNG, Inc., 7.00%, 1/15/30	1.0%
Rocket Software, Inc., 9.00%, 11/28/28	1.0%
Calpine Corp., 5.25%, 6/1/26	1.0%
Prairie Acquiror LP, 9.00%, 8/1/29	1.0%
NESCO Holdings II, Inc., 5.50%, 4/15/29	0.9%
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26	0.9%
Allied Universal Holdco LLC, 7.88%, 2/15/31	0.8%
Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26	0.8%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC BlueBay High Yield Bond Fund
Class I / RGHYX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC BlueBay High Yield Bond Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay High Yield Bond Fund (Class I/RGHYX)	$61	0.57%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non-investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may also invest in loans.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Selection	Positive	Credit selection overall was a positive contributor to relative performance and selection generated positive relative returns in the majority of sectors within the benchmark over the past twelve months.
Sector Allocation	Positive	Security selection was particularly additive to performance within the Automotive, Banking, and Energy sectors. A modest overweight to Automotives compared to the benchmark was beneficial as well.
Sector Allocation	Negative	The Fund’s underweight position in the Healthcare sector detracted from relative performance for the period.
Credit Beta	Negative	The Fund’s underweight spread duration relative to the benchmark was a detractor to relative performance as spreads tightened.
Fund Performance
Growth of $1,000,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay High Yield Bond Fund (Class I/RGHYX)	14.82%	5.23%	5.38%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA US High Yield Index	15.66%	4.55%	4.95%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$729,218,077
Total number of portfolio holdings	224
Portfolio turnover rate as of the end of the reporting period	111%
Total advisory fee paid (net of fee waivers/reimbursements)	$2,093,628
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Credit Agricole SA, 6.70%	1.3%
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28	1.2%
Venture Global LNG, Inc., 7.00%, 1/15/30	1.0%
Rocket Software, Inc., 9.00%, 11/28/28	1.0%
Calpine Corp., 5.25%, 6/1/26	1.0%
Prairie Acquiror LP, 9.00%, 8/1/29	1.0%
NESCO Holdings II, Inc., 5.50%, 4/15/29	0.9%
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26	0.9%
Allied Universal Holdco LLC, 7.88%, 2/15/31	0.8%
Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26	0.8%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC BlueBay Emerging Market Debt Fund
Class A / RESAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Emerging Market Debt Fund (Class A/RESAX)	$114	1.04%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Beta	Positive	The fund maintained an overweight risk stance in hard currency credit over the period, and given the spread tightening environment that played out, the fund’s “long risk” posture was a contributor to relative performance.
Credit Alpha	Positive	Key country overweights in select high yielding, lowly-rated countries such as Pakistan, Ukraine, Venezuela, Tunisia and Egypt were all positive contributors to performance over the period given the strong performance from the stressed and distressed sub-segment of the EM sovereign market.
Interest Rate Duration	Positive	The fund held some off-benchmark exposure in i) EM local markets and ii) Euro-denominated sovereign bonds, both of which combined to generate strong performance from non-USD duration. This was partially offset by the fund’s underweight position in USD duration which was a modest drag on performance given the move lower in US Treasury yields.
Currencies	Negative	The fund had some tactical off-benchmark positioning in EM local currencies, for example the Malaysian Ringgit, the Nigerian Naira and the Dominican Republic Peso – which cumulatively led to some underperformance at the fund level.
Fund Performance
Growth of $10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Emerging Market Debt Fund (Class A/RESAX)— including sales load (4.25%)	14.46%	1.19%	2.17%
RBC BlueBay Emerging Market Debt Fund (Class A/RESAX) — excluding sales load	19.47%	2.07%	2.44%
Bloomberg Global Aggregate Bond Index	11.99%	(0.83)%	0.57%
JPMorgan EMBI Global Diversified Index	18.60%	0.87%	3.28%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$115,761,460
Total number of portfolio holdings	266
Portfolio turnover rate as of the end of the reporting period	70%
Total advisory fee paid (net of fee waivers/reimbursements)	$201,256
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Oman Government International Bond, 6.75%, 1/17/48	2.4%
Petroleos Mexicanos, 5.63%, 1/23/46	2.0%
Petroleos Mexicanos, 6.35%, 2/12/48	1.8%
Turkey Government International Bond, 4.88%, 4/16/43	1.7%
Turkey Government International Bond, 5.75%, 5/11/47	1.4%
Argentine Republic Government International Bond, 4.13%, 7/9/35	1.2%
Argentine Republic Government International Bond, 3.50%, 7/9/41	1.2%
Colombia Government International Bond, 8.00%, 11/14/35	1.2%
Panama Government International Bond, 4.50%, 4/1/56	1.2%
Angolan Government International Bond, 8.25%, 5/9/28	1.0%
Geographic Allocation
United States	28.9%
Africa/Middle East	27.1%
South America	20.7%
Latin America	17.4%
Europe	13.2%
Asia	7.1%
Serbia	2.4%
Uzbekistan	1.9%
Senegal	0.4%
Montenegro	0.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC BlueBay Emerging Market Debt Fund
Class I / RBESX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Emerging Market Debt Fund (Class I/RBESX)	$87	0.79%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Beta	Positive	The fund maintained an overweight risk stance in hard currency credit over the period, and given the spread tightening environment that played out, the fund’s “long risk” posture was a contributor to relative performance.
Credit Alpha	Positive	Key country overweights in select high yielding, lowly-rated countries such as Pakistan, Ukraine, Venezuela, Tunisia and Egypt were all positive contributors to performance over the period given the strong performance from the stressed and distressed sub-segment of the EM sovereign market.
Interest Rate Duration	Positive	The fund held some off-benchmark exposure in i) EM local markets and ii) Euro-denominated sovereign bonds, both of which combined to generate strong performance from non-USD duration. This was partially offset by the fund’s underweight position in USD duration which was a modest drag on performance given the move lower in US Treasury yields.
Currencies	Negative	The fund had some tactical off-benchmark positioning in EM local currencies, for example the Malaysian Ringgit, the Nigerian Naira and the Dominican Republic Peso – which cumulatively led to some underperformance at the fund level.
Fund Performance
Growth of $1,000,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Emerging Market Debt Fund (Class I/RBESX)	19.92%	2.37%	2.70%
Bloomberg Global Aggregate Bond Index	11.99%	(0.83)%	0.57%
JPMorgan EMBI Global Diversified Index	18.60%	0.87%	3.28%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$115,761,460
Total number of portfolio holdings	266
Portfolio turnover rate as of the end of the reporting period	70%
Total advisory fee paid (net of fee waivers/reimbursements)	$201,256
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Oman Government International Bond, 6.75%, 1/17/48	2.4%
Petroleos Mexicanos, 5.63%, 1/23/46	2.0%
Petroleos Mexicanos, 6.35%, 2/12/48	1.8%
Turkey Government International Bond, 4.88%, 4/16/43	1.7%
Turkey Government International Bond, 5.75%, 5/11/47	1.4%
Argentine Republic Government International Bond, 4.13%, 7/9/35	1.2%
Argentine Republic Government International Bond, 3.50%, 7/9/41	1.2%
Colombia Government International Bond, 8.00%, 11/14/35	1.2%
Panama Government International Bond, 4.50%, 4/1/56	1.2%
Angolan Government International Bond, 8.25%, 5/9/28	1.0%
Geographic Allocation
United States	28.9%
Africa/Middle East	27.1%
South America	20.7%
Latin America	17.4%
Europe	13.2%
Asia	7.1%
Serbia	2.4%
Uzbekistan	1.9%
Senegal	0.4%
Montenegro	0.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC BlueBay Emerging Market Debt Fund
Class R6 / RBERX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Emerging Market Debt Fund (Class R6/RBERX)	$81	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Beta	Positive	The fund maintained an overweight risk stance in hard currency credit over the period, and given the spread tightening environment that played out, the fund’s “long risk” posture was a contributor to relative performance.
Credit Alpha	Positive	Key country overweights in select high yielding, lowly-rated countries such as Pakistan, Ukraine, Venezuela, Tunisia and Egypt were all positive contributors to performance over the period given the strong performance from the stressed and distressed sub-segment of the EM sovereign market.
Interest Rate Duration	Positive	The fund held some off-benchmark exposure in i) EM local markets and ii) Euro-denominated sovereign bonds, both of which combined to generate strong performance from non-USD duration. This was partially offset by the fund’s underweight position in USD duration which was a modest drag on performance given the move lower in US Treasury yields.
Currencies	Negative	The fund had some tactical off-benchmark positioning in EM local currencies, for example the Malaysian Ringgit, the Nigerian Naira and the Dominican Republic Peso – which cumulatively led to some underperformance at the fund level.
Fund Performance
Growth of $1,000,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Emerging Market Debt Fund (Class R6/RBERX)	20.10%	2.43%	2.77%
Bloomberg Global Aggregate Bond Index	11.99%	(0.83)%	0.57%
JPMorgan EMBI Global Diversified Index	18.60%	0.87%	3.28%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$115,761,460
Total number of portfolio holdings	266
Portfolio turnover rate as of the end of the reporting period	70%
Total advisory fee paid (net of fee waivers/reimbursements)	$201,256
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Oman Government International Bond, 6.75%, 1/17/48	2.4%
Petroleos Mexicanos, 5.63%, 1/23/46	2.0%
Petroleos Mexicanos, 6.35%, 2/12/48	1.8%
Turkey Government International Bond, 4.88%, 4/16/43	1.7%
Turkey Government International Bond, 5.75%, 5/11/47	1.4%
Argentine Republic Government International Bond, 4.13%, 7/9/35	1.2%
Argentine Republic Government International Bond, 3.50%, 7/9/41	1.2%
Colombia Government International Bond, 8.00%, 11/14/35	1.2%
Panama Government International Bond, 4.50%, 4/1/56	1.2%
Angolan Government International Bond, 8.25%, 5/9/28	1.0%
Geographic Allocation
United States	28.9%
Africa/Middle East	27.1%
South America	20.7%
Latin America	17.4%
Europe	13.2%
Asia	7.1%
Serbia	2.4%
Uzbekistan	1.9%
Senegal	0.4%
Montenegro	0.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC BlueBay Core Plus Bond Fund
Class A / RCPAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Core Plus Bond Fund (Class A/RCPAX)	$75	0.69%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Alpha	Positive	Strong credit selection in the majority of underlying sectors was a significant source of Fund outperformance for the period. Credit allocation was also an overall positive contributor.
Sector Allocation	Positive	Strong security selection within the Banking and Financial Services sectors was particularly additive to relative Fund performance. Overweight allocations to both sectors were beneficial as well.
Credit Beta	Positive	The Fund was overweight spread duration relative to the benchmark over the period as spreads tightened, which was beneficial to relative fund performance.
Fund Performance
Growth of $10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Core Plus Bond Fund (Class A/RCPAX)— including sales load (3.75%)	11.12%	(1.10)%(a)
RBC BlueBay Core Plus Bond Fund (Class A/RCPAX) — excluding sales load	16.03%	0.37%(a)
Bloomberg US Aggregate Bond Index	11.57%	(1.39)%
(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,624,182
Total number of portfolio holdings	245
Portfolio turnover rate as of the end of the reporting period	910%
Total advisory fee paid (net of fee waivers/reimbursements)	$(147,559)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 4.50%, 10/1/54	9.7%
U.S. Treasury Bill- When Issued, 0.00%, 12/3/24	5.1%
Fannie Mae, (TBA), 2.00%, 10/15/54	4.7%
U.S. Treasury Bill- When Issued, 5.31%, 10/15/24	4.5%
Fannie Mae, (TBA), 2.50%, 10/1/54	3.8%
Fannie Mae, (TBA), 3.00%, 10/1/54	2.4%
U.S. Treasury Notes, 5.00%, 8/31/25	1.8%
Fannie Mae, (TBA), 3.50%, 10/1/54	1.8%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.4%
Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49	1.2%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC BlueBay Core Plus Bond Fund
Class I / RCPIX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Core Plus Bond Fund (Class I/RCPIX)	$48	0.44%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Alpha	Positive	Strong credit selection in the majority of underlying sectors was a significant source of Fund outperformance for the period. Credit allocation was also an overall positive contributor.
Sector Allocation	Positive	Strong security selection within the Banking and Financial Services sectors was particularly additive to relative Fund performance. Overweight allocations to both sectors were beneficial as well.
Credit Beta	Positive	The Fund was overweight spread duration relative to the benchmark over the period as spreads tightened, which was beneficial to relative fund performance.
Fund Performance
Growth of $1,000,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Core Plus Bond Fund (Class I/RCPIX)	16.31%	0.64%(a)
Bloomberg US Aggregate Bond Index	11.57%	(1.39)%
(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,624,182
Total number of portfolio holdings	245
Portfolio turnover rate as of the end of the reporting period	910%
Total advisory fee paid (net of fee waivers/reimbursements)	$(147,559)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 4.50%, 10/1/54	9.7%
U.S. Treasury Bill- When Issued, 0.00%, 12/3/24	5.1%
Fannie Mae, (TBA), 2.00%, 10/15/54	4.7%
U.S. Treasury Bill- When Issued, 5.31%, 10/15/24	4.5%
Fannie Mae, (TBA), 2.50%, 10/1/54	3.8%
Fannie Mae, (TBA), 3.00%, 10/1/54	2.4%
U.S. Treasury Notes, 5.00%, 8/31/25	1.8%
Fannie Mae, (TBA), 3.50%, 10/1/54	1.8%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.4%
Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49	1.2%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC BlueBay Core Plus Bond Fund
Class R6 / RCPRX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Core Plus Bond Fund (Class R6/RCPRX)	$42	0.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Credit Alpha	Positive	Strong credit selection in the majority of underlying sectors was a significant source of Fund outperformance for the period. Credit allocation was also an overall positive contributor.
Sector Allocation	Positive	Strong security selection within the Banking and Financial Services sectors was particularly additive to relative Fund performance. Overweight allocations to both sectors were beneficial as well.
Credit Beta	Positive	The Fund was overweight spread duration relative to the benchmark over the period as spreads tightened, which was beneficial to relative fund performance.
Fund Performance
Growth of $1,000,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC BlueBay Core Plus Bond Fund (Class R6/RCPRX)	16.37%	0.69%(a)
Bloomberg US Aggregate Bond Index	11.57%	(1.39)%
(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,624,182
Total number of portfolio holdings	245
Portfolio turnover rate as of the end of the reporting period	910%
Total advisory fee paid (net of fee waivers/reimbursements)	$(147,559)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 4.50%, 10/1/54	9.7%
U.S. Treasury Bill- When Issued, 0.00%, 12/3/24	5.1%
Fannie Mae, (TBA), 2.00%, 10/15/54	4.7%
U.S. Treasury Bill- When Issued, 5.31%, 10/15/24	4.5%
Fannie Mae, (TBA), 2.50%, 10/1/54	3.8%
Fannie Mae, (TBA), 3.00%, 10/1/54	2.4%
U.S. Treasury Notes, 5.00%, 8/31/25	1.8%
Fannie Mae, (TBA), 3.50%, 10/1/54	1.8%
Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.4%
Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49	1.2%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC BlueBay Access Capital Community Investment Fund
Class A / ACASX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX)	$85	0.80%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting low-and moderate-income (“LMI”) individuals and communities and underserved areas of the United States. The Fund seeks to invest in affordable homeownership, affordable rental housing, small businesses and other community development activities with an aim to improve livability in LMI communities and underserved areas.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Allocation	Positive	As spreads tightened throughout the period, the Fund’s holdings in agency mortgage-backed securities, all specified pools, outperformed generic mortgage-backed securities held in the benchmark.
Income/Carry	Positive	The Fund’s yield advantage maintained over the benchmark was a positive contributor to relative outperformance over the period.
Sector Allocation	Negative	The Fund’s holdings in agency collateralized mortgage-backed securities underperformed the benchmark and modestly detracted from strategy relative performance.
Fund Performance
Growth of $10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX)— including sales load (3.75%)	7.54%	(1.17)%	0.39%
RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX) — excluding sales load	11.68%	(0.41)%	0.77%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg US Securitized Index	12.22%	0.15%	1.49%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$669,389,532
Total number of portfolio holdings	944
Portfolio turnover rate as of the end of the reporting period	127%
Total advisory fee paid (net of fee waivers/reimbursements)	$1,648,736
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/15/54	5.6%
Fannie Mae, (TBA), 2.50%, 10/1/54	2.7%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.8%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.5%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.4%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.2%
Fannie Mae, (TBA), 4.50%, 10/1/54	1.1%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	1.1%
Freddie Mac, Pool #RA5427, 2.50%, 6/1/51	0.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC BlueBay Access Capital Community Investment Fund
Class I / ACCSX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Access Capital Community Investment Fund (Class I/ACCSX)	$48	0.45%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting low-and moderate-income (“LMI”) individuals and communities and underserved areas of the United States. The Fund seeks to invest in affordable homeownership, affordable rental housing, small businesses and other community development activities with an aim to improve livability in LMI communities and underserved areas.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Allocation	Positive	As spreads tightened throughout the period, the Fund’s holdings in agency mortgage-backed securities, all specified pools, outperformed generic mortgage-backed securities held in the benchmark.
Income/Carry	Positive	The Fund’s yield advantage maintained over the benchmark was a positive contributor to relative outperformance over the period.
Sector Allocation	Negative	The Fund’s holdings in agency collateralized mortgage-backed securities underperformed the benchmark and modestly detracted from strategy relative performance.
Fund Performance
Growth of $1,000,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Access Capital Community Investment Fund (Class I/ACCSX)	12.03%	(0.05)%	1.12%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg US Securitized Index	12.22%	0.15%	1.49%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$669,389,532
Total number of portfolio holdings	944
Portfolio turnover rate as of the end of the reporting period	127%
Total advisory fee paid (net of fee waivers/reimbursements)	$1,648,736
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/15/54	5.6%
Fannie Mae, (TBA), 2.50%, 10/1/54	2.7%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.8%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.5%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.4%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.2%
Fannie Mae, (TBA), 4.50%, 10/1/54	1.1%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	1.1%
Freddie Mac, Pool #RA5427, 2.50%, 6/1/51	0.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC BlueBay Access Capital Community Investment Fund
Class IS / ACATX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Access Capital Community Investment Fund (Class IS/ACATX)	$42	0.40%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting low-and moderate-income (“LMI”) individuals and communities and underserved areas of the United States. The Fund seeks to invest in affordable homeownership, affordable rental housing, small businesses and other community development activities with an aim to improve livability in LMI communities and underserved areas.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period October 1, 2023 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Allocation	Positive	As spreads tightened throughout the period, the Fund’s holdings in agency mortgage-backed securities, all specified pools, outperformed generic mortgage-backed securities held in the benchmark.
Income/Carry	Positive	The Fund’s yield advantage maintained over the benchmark was a positive contributor to relative outperformance over the period.
Sector Allocation	Negative	The Fund’s holdings in agency collateralized mortgage-backed securities underperformed the benchmark and modestly detracted from strategy relative performance.
Fund Performance
Growth of $2,500 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Access Capital Community Investment Fund (Class IS/ACATX)	11.95%	0.00%	1.23%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg US Securitized Index	12.22%	0.15%	1.49%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$669,389,532
Total number of portfolio holdings	944
Portfolio turnover rate as of the end of the reporting period	127%
Total advisory fee paid (net of fee waivers/reimbursements)	$1,648,736
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fannie Mae, (TBA), 2.00%, 10/15/54	5.6%
Fannie Mae, (TBA), 2.50%, 10/1/54	2.7%
Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.8%
Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.5%
Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.4%
Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.2%
Fannie Mae, Pool #BL4650, 2.30%, 10/1/31	1.2%
Fannie Mae, (TBA), 4.50%, 10/1/54	1.1%
Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	1.1%
Freddie Mac, Pool #RA5427, 2.50%, 6/1/51	0.9%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC BlueBay U.S. Government Money Market Fund
Class A / RGMXX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay U.S. Government Money Market Fund (Class A/RGMXX)	$26	0.25%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$15,480,310,153
Total number of portfolio holdings	166
Total advisory fee paid	$15,050,421
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Federal Reserve, 4.80%, 10/1/24	21.3%
Bank of Montreal, 4.84%, 10/1/24	3.2%
Citigroup Global Markets, Inc., 4.88%, 10/1/24	2.6%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.43%, 3/20/25	2.5%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.55%, 1/21/25	2.5%
Citigroup Global Markets, Inc., 4.85%, 10/1/24	2.3%
Citigroup Global Markets, Inc., 4.86%, 10/1/24	2.3%
ING Financial Markets LLC, 4.87%, 10/1/24	2.3%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 0.00%, 1/28/25	2.2%
National Australia Bank, 4.85%, 10/1/24	1.9%
Money Market Maturity
Less than 8 days	55.5%
8 to 14 days	1.7%
15 to 30 days	22.3%
31 to 180 days	20.4%
Over 180 days	0.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC BlueBay U.S. Government Money Market Fund
Institutional Class 1 / TUGXX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay U.S. Government Money Market Fund (Institutional Class 1/TUGXX)	$14	0.14%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$15,480,310,153
Total number of portfolio holdings	166
Total advisory fee paid	$15,050,421
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Federal Reserve, 4.80%, 10/1/24	21.3%
Bank of Montreal, 4.84%, 10/1/24	3.2%
Citigroup Global Markets, Inc., 4.88%, 10/1/24	2.6%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.43%, 3/20/25	2.5%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.55%, 1/21/25	2.5%
Citigroup Global Markets, Inc., 4.85%, 10/1/24	2.3%
Citigroup Global Markets, Inc., 4.86%, 10/1/24	2.3%
ING Financial Markets LLC, 4.87%, 10/1/24	2.3%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 0.00%, 1/28/25	2.2%
National Australia Bank, 4.85%, 10/1/24	1.9%
Money Market Maturity
Less than 8 days	55.5%
8 to 14 days	1.7%
15 to 30 days	22.3%
31 to 180 days	20.4%
Over 180 days	0.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC BlueBay U.S. Government Money Market Fund
Institutional Class 2 / TIMXX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay U.S. Government Money Market Fund (Institutional Class 2/TIMXX)	$28	0.27%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$15,480,310,153
Total number of portfolio holdings	166
Total advisory fee paid	$15,050,421
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Federal Reserve, 4.80%, 10/1/24	21.3%
Bank of Montreal, 4.84%, 10/1/24	3.2%
Citigroup Global Markets, Inc., 4.88%, 10/1/24	2.6%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.43%, 3/20/25	2.5%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.55%, 1/21/25	2.5%
Citigroup Global Markets, Inc., 4.85%, 10/1/24	2.3%
Citigroup Global Markets, Inc., 4.86%, 10/1/24	2.3%
ING Financial Markets LLC, 4.87%, 10/1/24	2.3%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 0.00%, 1/28/25	2.2%
National Australia Bank, 4.85%, 10/1/24	1.9%
Money Market Maturity
Less than 8 days	55.5%
8 to 14 days	1.7%
15 to 30 days	22.3%
31 to 180 days	20.4%
Over 180 days	0.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24
RBC BlueBay U.S. Government Money Market Fund
Investor Class / TUIXX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay U.S. Government Money Market Fund (Investor Class/TUIXX)	$102	1.00%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$15,480,310,153
Total number of portfolio holdings	166
Total advisory fee paid	$15,050,421
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Federal Reserve, 4.80%, 10/1/24	21.3%
Bank of Montreal, 4.84%, 10/1/24	3.2%
Citigroup Global Markets, Inc., 4.88%, 10/1/24	2.6%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.43%, 3/20/25	2.5%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.55%, 1/21/25	2.5%
Citigroup Global Markets, Inc., 4.85%, 10/1/24	2.3%
Citigroup Global Markets, Inc., 4.86%, 10/1/24	2.3%
ING Financial Markets LLC, 4.87%, 10/1/24	2.3%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 0.00%, 1/28/25	2.2%
National Australia Bank, 4.85%, 10/1/24	1.9%
Money Market Maturity
Less than 8 days	55.5%
8 to 14 days	1.7%
15 to 30 days	22.3%
31 to 180 days	20.4%
Over 180 days	0.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- AR 09-24

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this item’s instructions.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that William B. Taylor and James R. Seward are qualified to serve as an audit committee financial expert serving on its audit committee and that they are “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $512,650 for 2024 and $506,650 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $60,900 for 2024 and $60,900 for 2023.

Tax fees for both years relate to the review of the registrant’s tax returns and review of required shareholder distribution calculations. Amount requiring approval of the registrant’s audit committee is $0 and $0, respectively.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee (“Committee”) will review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Trust employ the Funds’ auditor to render “permissible non-audit services” to the Funds. A “permissible non-audit service” is defined as a non-audit service that is not prohibited by Rule 2-01(c)(4) of Regulation S-X or other applicable law or regulation. The Committee will also review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds (an “Adviser-affiliated service provider”), employ the Funds’ auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the Funds. As a part of its review, the Committee shall consider whether the provision of such services is consistent with the auditor’s independence. (See also “Delegation” below.)

Pre-approval by the Committee of non-audit services is not required so long as:

(1)   (A) with respect to the Funds, the aggregate amount of all such permissible non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenues paid to the auditor by the Funds during the fiscal year in which the services are provided; or

(B) with respect to the Adviser and any Adviser-affiliated service provider, the aggregate amount of all such non-audit services provided constitutes no more than 5% of the total amount of revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the Funds, the Adviser and any Adviser-affiliated service provider during the fiscal year in which the services are provided;

(2)   such services were not recognized by the Funds at the time of the engagement to be non-audit services; and

(3)  such services are promptly brought to the attention of the Committee and approved by the Committee or its delegate or delegates, as defined below, prior to the completion of the audit.

Delegation

The Committee may delegate to one or more of its members and/or to officers of the Trust the authority to pre-approve the auditor’s provision of audit services or permissible non-audit services to the Funds up to a predetermined amount. Any pre-approval determination made by a delegate will be presented to the full Committee at its next meeting. The Committee will communicate any pre-approval made by a delegate to the Trust’s fund accounting agent, which will ensure that the appropriate disclosure is made in the Funds’ periodic reports and other documents as required under the Federal securities laws.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	0
(c)	0
(d)	0

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $626,010 for 2024 and $482,213 for 2023.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Other Important Information For the year ended September 30, 2024 RBC BlueBay Access Capital Community Investment Fund RBC BlueBay Impact Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund

September 30, 2024

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 102.4%
Fannie Mae — 65.6%
$ 7,500,000	(TBA), 4.50%, 10/1/54	$ 7,374,382
20,900,000	(TBA), 2.50%, 10/1/54	18,030,764
45,500,000	(TBA), 2.00%, 10/15/54	37,583,000
42,261	Pool #258022, 5.50%, 5/1/34	43,958
38,282	Pool #258070, 5.00%, 6/1/34	39,166
43,310	Pool #258157, 5.00%, 8/1/34	44,312
44,652	Pool #258163, 5.50%, 8/1/34	46,446
65,745	Pool #258251, 5.50%, 1/1/35	68,398
77,782	Pool #258305, 5.00%, 3/1/35	79,663
46,629	Pool #258394, 5.00%, 5/1/35	47,750
34,746	Pool #258410, 5.00%, 4/1/35	35,581
45,006	Pool #258448, 5.00%, 8/1/35	46,099
73,742	Pool #258450, 5.50%, 8/1/35	76,816
130,031	Pool #258627, 5.50%, 2/1/36	135,449
18,787	Pool #258737, 5.50%, 12/1/35	19,665
17,830	Pool #259378, 6.00%, 12/1/31	18,575
13,215	Pool #259393, 6.00%, 1/1/32	13,767
28,241	Pool #259590, 5.50%, 11/1/32	29,312
65,686	Pool #259611, 5.50%, 11/1/32	68,175
22,040	Pool #259671, 5.50%, 2/1/33	22,875
53,122	Pool #259686, 5.50%, 3/1/33	55,177
44,425	Pool #259725, 5.00%, 5/1/33	45,431
41,095	Pool #259761, 5.00%, 6/1/33	42,026
60,560	Pool #259777, 5.00%, 7/1/33	61,931
33,830	Pool #259789, 5.00%, 7/1/33	34,593
34,648	Pool #259830, 5.00%, 8/1/33	35,432
22,708	Pool #259848, 5.00%, 9/1/33	23,221
49,530	Pool #259867, 5.50%, 10/1/33	51,448
29,326	Pool #259869, 5.50%, 10/1/33	30,461
24,805	Pool #259998, 5.00%, 3/1/34	25,377
245,853	Pool #470828, 3.53%, 3/1/32	237,795
1,464	Pool #576445, 6.00%, 1/1/31	1,508
20,618	Pool #579402, 6.50%, 4/1/31	21,605
19,463	Pool #583728, 6.50%, 6/1/31	20,395
7,913	Pool #590931, 6.50%, 7/1/31	8,295
28,451	Pool #607611, 6.50%, 11/1/31	29,814
25,951	Pool #644437, 6.50%, 6/1/32	27,387
556,865	Pool #663159, 5.00%, 7/1/32	569,433
24,654	Pool #670278, 5.50%, 11/1/32	25,589
6,536	Pool #676702, 5.50%, 11/1/32	6,784
34,560	Pool #677591, 5.50%, 12/1/32	35,869
9,431	Pool #681883, 6.00%, 3/1/33	9,948
142,515	Pool #695961, 5.50%, 1/1/33	147,953
88,835	Pool #696407, 5.50%, 4/1/33	92,274
238,805	Pool #702478, 5.50%, 6/1/33	248,074

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2024

Principal Amount		Value
$ 76,867	Pool #702479, 5.00%, 6/1/33	$ 78,608
27,895	Pool #723066, 5.00%, 4/1/33	28,526
116,527	Pool #723067, 5.50%, 5/1/33	121,051
102,801	Pool #723070, 4.50%, 5/1/33	104,682
165,798	Pool #727311, 4.50%, 9/1/33	168,125
90,918	Pool #727312, 5.00%, 9/1/33	92,973
45,794	Pool #727315, 6.00%, 10/1/33	48,312
26,721	Pool #738589, 5.00%, 9/1/33	27,325
33,185	Pool #739269, 5.00%, 9/1/33	33,934
60,052	Pool #748041, 4.50%, 10/1/33	60,833
61,237	Pool #749891, 5.00%, 9/1/33	62,622
71,649	Pool #753533, 5.00%, 11/1/33	73,269
29,244	Pool #755679, 6.00%, 1/1/34	30,848
268,956	Pool #777621, 5.00%, 2/1/34	275,042
59,203	Pool #781741, 6.00%, 9/1/34	62,469
31,011	Pool #781959, 5.50%, 6/1/34	32,256
20,163	Pool #783893, 5.50%, 12/1/34	20,973
53,091	Pool #783929, 5.50%, 10/1/34	55,224
44,557	Pool #799548, 6.00%, 9/1/34	47,014
496,686	Pool #806754, 4.50%, 9/1/34	500,160
210,972	Pool #806757, 6.00%, 9/1/34	222,629
247,292	Pool #806761, 5.50%, 9/1/34	257,250
83,105	Pool #808205, 5.00%, 1/1/35	85,038
142,835	Pool #815009, 5.00%, 4/1/35	146,303
37,612	Pool #820336, 5.00%, 9/1/35	38,516
75,955	Pool #822008, 5.00%, 5/1/35	77,792
114,921	Pool #829276, 5.00%, 8/1/35	117,712
82,523	Pool #829649, 5.50%, 3/1/35	85,839
11,701	Pool #844361, 5.50%, 11/1/35	12,189
22,110	Pool #845245, 5.50%, 11/1/35	23,028
17,041	Pool #866969, 6.00%, 2/1/36	18,082
61,904	Pool #884693, 5.50%, 4/1/36	64,788
169,985	Pool #885724, 5.50%, 6/1/36	177,941
56,168	Pool #919368, 5.50%, 4/1/37	58,814
222,605	Pool #922582, 6.00%, 12/1/36	237,531
80,760	Pool #934941, 5.00%, 8/1/39	83,099
244,455	Pool #934942, 5.00%, 9/1/39	251,563
163,067	Pool #948600, 6.00%, 8/1/37	174,149
59,031	Pool #952678, 6.50%, 8/1/37	63,885
80,765	Pool #986239, 6.00%, 7/1/38	86,218
101,612	Pool #986957, 5.50%, 7/1/38	106,494
135,484	Pool #990617, 5.50%, 9/1/38	141,954
130,284	Pool #AA0645, 4.50%, 3/1/39	131,537
116,400	Pool #AA3207, 4.50%, 3/1/39	117,739
87,914	Pool #AA7042, 4.50%, 6/1/39	88,760
217,837	Pool #AA7658, 4.00%, 6/1/39	215,121
577,860	Pool #AB7798, 3.00%, 1/1/43	533,427
779,038	Pool #AB9204, 3.00%, 4/1/43	719,487

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2024

Principal Amount		Value
$ 62,224	Pool #AC1463, 5.00%, 8/1/39	$ 64,026
220,942	Pool #AC2109, 4.50%, 7/1/39	223,067
220,288	Pool #AC4395, 5.00%, 9/1/39	226,669
82,567	Pool #AC5329, 5.00%, 10/1/39	84,958
169,046	Pool #AC6305, 5.00%, 11/1/39	173,961
118,518	Pool #AC6307, 5.00%, 12/1/39	121,972
249,606	Pool #AC6790, 5.00%, 12/1/39	256,863
263,395	Pool #AC7199, 5.00%, 12/1/39	271,048
247,675	Pool #AD1470, 5.00%, 2/1/40	254,579
502,879	Pool #AD1471, 4.50%, 2/1/40	506,636
360,601	Pool #AD1585, 4.50%, 2/1/40	363,296
294,820	Pool #AD1586, 5.00%, 1/1/40	303,421
189,607	Pool #AD1638, 4.50%, 2/1/40	190,982
120,701	Pool #AD1640, 4.50%, 3/1/40	121,577
483,901	Pool #AD1942, 4.50%, 1/1/40	487,517
138,493	Pool #AD1988, 4.50%, 2/1/40	139,565
154,788	Pool #AD2896, 5.00%, 3/1/40	159,124
10,685	Pool #AD4456, 4.50%, 4/1/40	10,799
366,559	Pool #AD4458, 4.50%, 4/1/40	370,129
161,955	Pool #AD4940, 4.50%, 6/1/40	163,388
60,704	Pool #AD4946, 4.50%, 6/1/40	61,241
101,963	Pool #AD5728, 5.00%, 4/1/40	104,819
45,270	Pool #AD7242, 4.50%, 7/1/40	45,755
77,896	Pool #AD7256, 4.50%, 7/1/40	78,655
207,565	Pool #AD7271, 4.50%, 7/1/40	209,197
225,509	Pool #AD7272, 4.50%, 7/1/40	227,705
75,593	Pool #AD8960, 5.00%, 6/1/40	77,707
283,421	Pool #AD9614, 4.50%, 8/1/40	285,476
1,190	Pool #AE2011, 4.00%, 9/1/40	1,171
616,673	Pool #AE2012, 4.00%, 9/1/40	607,046
100,654	Pool #AE2023, 4.00%, 9/1/40	99,353
201,137	Pool #AE5432, 4.00%, 10/1/40	198,539
283,516	Pool #AE5435, 4.50%, 9/1/40	285,560
108,280	Pool #AE5806, 4.50%, 9/1/40	109,439
251,660	Pool #AE5861, 4.00%, 10/1/40	247,731
111,872	Pool #AE5862, 4.00%, 10/1/40	110,328
234,691	Pool #AE6850, 4.00%, 10/1/40	231,028
131,844	Pool #AE7699, 4.00%, 11/1/40	129,794
354,146	Pool #AE7703, 4.00%, 10/1/40	348,640
108,240	Pool #AH0300, 4.00%, 11/1/40	106,746
136,048	Pool #AH0301, 3.50%, 11/1/40	129,742
1,391	Pool #AH0302, 4.00%, 11/1/40	1,371
203,769	Pool #AH0306, 4.00%, 12/1/40	201,137
315,645	Pool #AH0508, 4.00%, 11/1/40	310,717
493,401	Pool #AH0537, 4.00%, 12/1/40	486,591
472,431	Pool #AH0914, 4.50%, 11/1/40	475,857
230,154	Pool #AH0917, 4.00%, 12/1/40	226,561

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2024

Principal Amount		Value
$ 188,530	Pool #AH1077, 4.00%, 1/1/41	$ 186,839
168,655	Pool #AH2973, 4.00%, 12/1/40	166,476
198,622	Pool #AH2980, 4.00%, 1/1/41	195,880
507,997	Pool #AH5656, 4.00%, 1/1/41	500,986
293,244	Pool #AH5658, 4.00%, 2/1/41	288,666
189,527	Pool #AH5662, 4.00%, 2/1/41	187,079
48,096	Pool #AH5882, 4.00%, 2/1/26	47,785
139,492	Pool #AH6764, 4.00%, 3/1/41	137,314
472,011	Pool #AH6768, 4.00%, 3/1/41	464,917
272,919	Pool #AH7281, 4.00%, 3/1/41	268,818
97,766	Pool #AH7526, 4.50%, 3/1/41	98,569
365,479	Pool #AH7537, 4.00%, 3/1/41	359,986
125,137	Pool #AH8878, 4.50%, 4/1/41	126,046
62,370	Pool #AH8885, 4.50%, 4/1/41	62,998
26,926	Pool #AH9050, 3.50%, 2/1/26	26,674
314,348	Pool #AI0114, 4.00%, 3/1/41	309,624
220,190	Pool #AI1846, 4.50%, 5/1/41	221,583
248,939	Pool #AI1847, 4.50%, 5/1/41	250,982
456,993	Pool #AI1848, 4.50%, 5/1/41	459,874
283,364	Pool #AI1849, 4.50%, 5/1/41	285,964
154,722	Pool #AJ0651, 4.00%, 8/1/41	152,398
511,632	Pool #AJ9133, 4.00%, 1/1/42	503,942
188,647	Pool #AK6715, 3.50%, 3/1/42	179,842
310,722	Pool #AK6716, 3.50%, 3/1/42	296,219
150,735	Pool #AK6718, 3.50%, 2/1/42	143,686
207,498	Pool #AM6907, 3.68%, 10/1/32	199,070
350,000	Pool #AN0360, 3.95%, 12/1/45	306,118
842,058	Pool #AN2066, 2.75%, 7/1/26	821,675
857,283	Pool #AN2746, 2.30%, 9/1/26	830,512
774,216	Pool #AN5053, 3.34%, 4/1/27	762,285
190,603	Pool #AN6580, 3.36%, 9/1/29	185,081
871,985	Pool #AN7154, 3.21%, 10/1/32	821,907
1,977,307	Pool #AN8055, 3.05%, 1/1/30	1,891,264
1,487,559	Pool #AN8121, 3.16%, 1/1/35	1,343,653
485,787	Pool #AN8915, 3.48%, 4/1/30	471,930
172,272	Pool #AO2923, 3.50%, 5/1/42	165,030
524,496	Pool #AO8029, 3.50%, 7/1/42	500,014
119,532	Pool #AP7483, 3.50%, 9/1/42	114,343
91,921	Pool #AQ6710, 2.50%, 10/1/27	89,984
549,039	Pool #AQ7193, 3.50%, 7/1/43	523,152
122,948	Pool #AR6928, 3.00%, 3/1/43	113,949
729,014	Pool #AS3494, 4.00%, 10/1/44	713,828
174,671	Pool #AS3929, 4.00%, 12/1/44	171,082
210,756	Pool #AS4070, 4.00%, 12/1/44	205,653
138,000	Pool #AS4390, 3.50%, 2/1/45	131,463
159,166	Pool #AS4732, 3.50%, 4/1/45	151,188
459,446	Pool #AS4905, 3.50%, 4/1/45	436,072
876,291	Pool #AS5341, 3.50%, 7/1/45	831,772

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2024

Principal Amount		Value
$ 235,165	Pool #AS5576, 4.00%, 8/1/45	$ 230,127
386,696	Pool #AS5919, 3.50%, 9/1/45	368,370
202,576	Pool #AS6303, 4.00%, 11/1/45	198,235
557,835	Pool #AS6778, 3.50%, 3/1/46	529,141
250,431	Pool #AS6958, 3.50%, 4/1/46	237,896
694,360	Pool #AS7138, 3.50%, 5/1/46	657,192
360,493	Pool #AS7139, 3.50%, 5/1/46	341,196
655,514	Pool #AS7334, 3.00%, 6/1/46	600,606
700,083	Pool #AS7335, 3.00%, 5/1/46	640,812
310,581	Pool #AS7336, 3.00%, 6/1/46	280,750
1,171,074	Pool #AS7504, 3.00%, 7/1/46	1,071,928
424,689	Pool #AS7516, 3.00%, 7/1/46	388,734
278,957	Pool #AS7517, 3.00%, 6/1/46	256,254
114,828	Pool #AS7518, 3.00%, 7/1/46	105,617
142,861	Pool #AS7674, 3.00%, 8/1/46	130,766
939,595	Pool #AS7676, 3.00%, 8/1/46	860,047
223,196	Pool #AS8289, 3.00%, 10/1/46	204,300
708,761	Pool #AS8633, 3.50%, 1/1/47	670,823
289,811	Pool #AS8776, 3.50%, 2/1/47	274,298
321,763	Pool #AS9381, 4.00%, 4/1/47	313,950
152,366	Pool #AS9549, 4.00%, 5/1/47	148,770
563,918	Pool #AS9550, 4.00%, 5/1/47	549,015
181,377	Pool #AS9825, 4.00%, 6/1/47	176,973
401,391	Pool #AT2688, 3.00%, 5/1/43	371,606
166,435	Pool #AT3963, 2.50%, 3/1/28	162,400
61,618	Pool #AT7873, 2.50%, 6/1/28	60,179
36,883	Pool #AU0971, 3.50%, 8/1/43	35,144
340,890	Pool #AU2165, 3.50%, 7/1/43	324,817
308,774	Pool #AU2188, 3.50%, 8/1/43	294,215
243,386	Pool #AU7003, 4.00%, 11/1/43	240,201
165,603	Pool #AU7005, 4.00%, 11/1/43	163,074
112,213	Pool #AV0679, 4.00%, 12/1/43	110,795
244,011	Pool #AV9282, 4.00%, 2/1/44	239,593
123,950	Pool #AW1565, 4.00%, 4/1/44	121,803
520,155	Pool #AW5046, 4.00%, 7/1/44	510,737
75,292	Pool #AW5047, 4.00%, 7/1/44	74,264
98,390	Pool #AW7040, 4.00%, 6/1/44	96,830
627,349	Pool #AX2884, 3.50%, 11/1/44	592,412
431,990	Pool #AX4860, 3.50%, 12/1/44	410,985
526,267	Pool #AY1389, 3.50%, 4/1/45	499,530
159,855	Pool #AY3435, 3.50%, 5/1/45	152,279
329,526	Pool #AY5571, 3.50%, 6/1/45	312,785
252,071	Pool #BC0802, 3.50%, 4/1/46	239,105
212,138	Pool #BC0804, 3.50%, 4/1/46	200,783
342,437	Pool #BC1135, 3.00%, 6/1/46	314,147
658,871	Pool #BD5021, 3.50%, 2/1/47	623,655
883,487	Pool #BD7140, 4.00%, 4/1/47	860,138

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 820,034	Pool #BE4232, 3.00%, 12/1/46	$ 750,608
168,305	Pool #BE9743, 3.50%, 4/1/47	159,202
458,663	Pool #BH2665, 3.50%, 9/1/47	433,109
100,255	Pool #BH4659, 4.00%, 6/1/47	98,108
250,026	Pool #BJ0657, 4.00%, 2/1/48	243,091
274,022	Pool #BJ2670, 4.00%, 4/1/48	266,439
716,247	Pool #BJ5158, 4.00%, 4/1/48	696,424
287,960	Pool #BK7685, 4.00%, 10/1/48	279,991
407,877	Pool #BK7924, 4.00%, 11/1/48	397,544
8,920,000	Pool #BL4650, 2.30%, 10/1/31	7,981,039
443,255	Pool #BL5454, 2.77%, 1/1/35	394,725
97,714	Pool #BO1263, 3.50%, 6/1/49	92,516
423,024	Pool #BO3599, 3.00%, 9/1/49	384,293
545,644	Pool #BO5263, 3.00%, 9/1/49	495,686
2,155,959	Pool #BO6771, 2.50%, 5/1/51	1,871,138
486,533	Pool #BP3417, 2.50%, 5/1/51	422,107
537,062	Pool #BP8731, 2.50%, 6/1/50	470,630
854,756	Pool #BP8741, 2.50%, 6/1/50	744,342
1,491,773	Pool #BQ4469, 2.00%, 2/1/51	1,240,168
468,221	Pool #BQ4493, 1.50%, 2/1/51	370,017
932,429	Pool #BQ7523, 2.00%, 11/1/50	775,923
675,035	Pool #BQ7524, 2.50%, 10/1/50	590,700
4,059,222	Pool #BR0940, 2.00%, 4/1/51	3,369,768
788,582	Pool #BR1037, 2.50%, 5/1/51	684,404
1,878,831	Pool #BR1113, 2.00%, 11/1/50	1,563,071
787,953	Pool #BR1114, 1.50%, 11/1/50	622,810
269,757	Pool #BR1115, 2.50%, 12/1/50	235,008
1,114,488	Pool #BR2051, 2.50%, 6/1/51	966,909
2,469,177	Pool #BR2234, 2.50%, 8/1/51	2,140,683
880,952	Pool #BR3565, 2.00%, 1/1/51	732,658
753,167	Pool #BR3566, 2.50%, 12/1/50	658,604
211,971	Pool #BR7088, 2.00%, 3/1/51	176,033
3,000,000	Pool #BS0046, 1.23%, 12/1/27	2,745,484
1,011,090	Pool #BS0345, 1.61%, 1/1/36	804,707
2,545,000	Pool #BS0391, 1.63%, 1/1/33	2,130,866
500,000	Pool #BS0915, 1.62%, 3/1/31	420,277
1,000,000	Pool #BS1281, 1.59%, 3/1/31	857,993
184,649	Pool #BS1326, 1.19%, 3/1/26	176,976
1,851,351	Pool #BS1482, 1.61%, 3/1/31	1,613,346
700,000	Pool #BS1524, 2.01%, 3/1/33	598,969
1,500,000	Pool #BS1560, 2.03%, 4/1/31	1,314,477
956,253	Pool #BS4422, 2.59%, 3/1/32	869,287
1,000,000	Pool #BS5203, 2.41%, 4/1/32	895,576
238,236	Pool #BS5840, 3.78%, 7/1/32	226,845
669,000	Pool #BS6083, 4.38%, 7/1/32	665,567
400,000	Pool #BS6178, 3.41%, 7/1/29	386,276
884,000	Pool #BS8032, 5.00%, 3/1/28	902,802
1,000,000	Pool #BS8302, 4.61%, 4/1/28	1,017,010

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2024

Principal Amount		Value

$1,000,000	Pool #BS8303, 4.61%, 4/1/28	$1,018,821
2,735,000	Pool #BS8483, 4.81%, 5/1/28	2,773,930
531,127	Pool #BS8518, 4.30%, 5/1/28	535,129
2,800,000	Pool #BS8572, 4.23%, 5/1/28	2,820,967
3,400,000	Pool #BS9849, 4.97%, 11/1/28	3,503,879
600,000	Pool #BS9972, 5.76%, 11/1/28	636,127
1,732,271	Pool #BT6821, 2.50%, 10/1/51	1,500,741
1,204,905	Pool #BT8237, 4.00%, 6/1/52	1,158,176
236,706	Pool #BT8243, 4.00%, 6/1/52	227,489
1,659,377	Pool #BT9419, 2.50%, 11/1/51	1,437,075
1,068,356	Pool #BU1334, 2.50%, 2/1/52	924,238
1,757,841	Pool #BU1337, 3.00%, 2/1/52	1,585,195
211,242	Pool #BV4205, 3.00%, 2/1/52	190,896
2,456,850	Pool #BV8876, 3.50%, 4/1/52	2,289,506
1,400,000	Pool #BZ0540, 5.04%, 2/1/34	1,474,893
546,232	Pool #CA0114, 3.50%, 8/1/47	515,800
547,219	Pool #CA0334, 3.50%, 9/1/47	516,877
157,410	Pool #CA0536, 3.50%, 10/1/47	148,682
573,226	Pool #CA0551, 4.00%, 10/1/47	558,076
457,003	Pool #CA0565, 3.50%, 10/1/47	432,018
233,543	Pool #CA0743, 3.50%, 11/1/47	220,912
626,520	Pool #CA0825, 3.50%, 12/1/47	591,614
618,223	Pool #CA0981, 3.50%, 12/1/47	583,779
180,852	Pool #CA1070, 3.50%, 1/1/48	170,824
461,610	Pool #CA1115, 3.50%, 1/1/48	435,892
901,783	Pool #CA1130, 3.50%, 1/1/48	851,541
177,850	Pool #CA1131, 3.50%, 2/1/48	167,988
278,722	Pool #CA1132, 3.50%, 1/1/48	263,193
202,831	Pool #CA1144, 3.50%, 2/1/48	191,531
102,124	Pool #CA1152, 3.50%, 2/1/48	96,435
382,455	Pool #CA1160, 3.50%, 2/1/48	361,770
452,241	Pool #CA1161, 3.50%, 2/1/48	426,713
266,127	Pool #CA1338, 4.00%, 3/1/48	258,745
533,606	Pool #CA1339, 3.50%, 3/1/48	503,486
173,500	Pool #CA1418, 4.00%, 3/1/48	168,688
179,364	Pool #CA1468, 4.00%, 3/1/48	174,684
457,760	Pool #CA1469, 4.00%, 3/1/48	445,063
168,042	Pool #CA1471, 4.00%, 3/1/48	163,785
1,041,058	Pool #CA1507, 4.00%, 4/1/48	1,012,246
386,329	Pool #CA1610, 3.50%, 3/1/48	364,522
395,420	Pool #CA1611, 4.00%, 4/1/48	384,476
395,551	Pool #CA1612, 3.50%, 4/1/48	373,516
480,013	Pool #CA1613, 4.00%, 4/1/48	466,729
185,848	Pool #CA2381, 4.00%, 9/1/48	180,999
206,024	Pool #CA2440, 4.00%, 9/1/48	200,309
164,673	Pool #CA2441, 4.00%, 10/1/48	160,501
158,387	Pool #CA2442, 4.00%, 10/1/48	154,375

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 196,482	Pool #CA2443, 4.00%, 10/1/48	$ 191,355
186,300	Pool #CA2468, 4.00%, 10/1/48	181,438
446,335	Pool #CA2594, 4.00%, 11/1/48	435,358
238,344	Pool #CA2913, 4.00%, 1/1/49	231,747
299,309	Pool #CA3042, 4.00%, 1/1/49	291,028
341,120	Pool #CA3043, 4.00%, 2/1/49	332,219
165,586	Pool #CA3045, 4.50%, 1/1/49	165,588
26,769	Pool #CA3132, 4.00%, 2/1/49	26,058
153,443	Pool #CA3557, 3.50%, 5/1/49	144,952
345,128	Pool #CA3628, 3.50%, 6/1/49	324,688
189,648	Pool #CA3793, 3.50%, 6/1/49	178,893
131,777	Pool #CA3936, 3.50%, 7/1/49	124,304
405,294	Pool #CA4043, 3.00%, 8/1/49	368,185
475,590	Pool #CA4320, 3.00%, 9/1/49	432,046
310,163	Pool #CA5106, 3.00%, 1/1/50	281,765
408,373	Pool #CA5132, 3.00%, 2/1/50	370,983
661,783	Pool #CA5309, 3.00%, 3/1/50	600,729
521,871	Pool #CA5312, 3.00%, 3/1/50	473,725
1,110,585	Pool #CA6151, 2.50%, 6/1/50	969,165
276,404	Pool #CA6251, 3.00%, 6/1/50	251,010
1,237,678	Pool #CA6263, 2.50%, 7/1/50	1,077,801
1,230,070	Pool #CA6966, 2.00%, 9/1/50	1,024,061
2,204,240	Pool #CA6967, 2.00%, 9/1/50	1,835,458
1,324,356	Pool #CA6968, 2.00%, 9/1/50	1,102,556
1,032,531	Pool #CA6969, 2.00%, 9/1/50	859,783
1,242,659	Pool #CA6971, 2.50%, 9/1/50	1,083,352
1,348,016	Pool #CA6972, 2.50%, 8/1/50	1,173,050
964,863	Pool #CA6973, 2.50%, 9/1/50	839,628
885,517	Pool #CA7258, 2.50%, 9/1/50	771,995
1,136,587	Pool #CA7259, 2.50%, 9/1/50	990,878
1,387,637	Pool #CA7317, 2.00%, 10/1/50	1,154,862
1,739,300	Pool #CA7549, 2.00%, 10/1/50	1,447,534
1,485,877	Pool #CA7917, 2.00%, 11/1/50	1,245,968
852,671	Pool #CA8069, 1.50%, 12/1/50	673,898
1,033,934	Pool #CA8070, 2.00%, 12/1/50	860,110
3,585,358	Pool #CA8077, 2.00%, 12/1/50	2,982,590
619,702	Pool #CA8425, 1.50%, 12/1/50	493,822
1,008,439	Pool #CA8432, 2.00%, 12/1/50	838,685
1,309,330	Pool #CA8685, 1.50%, 1/1/51	1,034,813
3,810,832	Pool #CA8811, 2.00%, 1/1/51	3,168,090
4,024,850	Pool #CA9048, 2.00%, 2/1/51	3,346,011
275,877	Pool #CB0245, 2.50%, 4/1/51	239,432
732,321	Pool #CB0437, 2.50%, 5/1/51	636,575
605,427	Pool #CB0480, 2.50%, 5/1/51	526,084
140,319	Pool #CB0576, 2.50%, 5/1/51	122,262
256,434	Pool #CB0582, 2.50%, 5/1/51	222,828
1,889,642	Pool #CB0688, 2.50%, 6/1/51	1,642,714
416,053	Pool #CB0689, 2.50%, 6/1/51	361,528

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 933,116	Pool #CB0972, 2.50%, 6/1/51	$ 810,539
467,306	Pool #CB1003, 2.50%, 7/1/51	405,282
296,810	Pool #CB1010, 2.50%, 7/1/51	257,415
1,164,783	Pool #CB1060, 2.00%, 7/1/51	965,501
1,871,024	Pool #CB1311, 2.50%, 8/1/51	1,624,661
1,676,898	Pool #CB1444, 2.50%, 8/1/51	1,453,287
958,511	Pool #CB1515, 2.50%, 8/1/51	830,696
1,495,059	Pool #CB1532, 2.50%, 9/1/51	1,297,738
1,427,582	Pool #CB1809, 2.50%, 10/1/51	1,236,775
769,473	Pool #CB1956, 2.50%, 10/1/51	670,517
780,727	Pool #CB2029, 2.50%, 11/1/51	677,201
1,712,467	Pool #CB2205, 2.50%, 11/1/51	1,482,523
695,349	Pool #CB2268, 2.50%, 12/1/51	601,980
485,585	Pool #CB2467, 2.50%, 12/1/51	420,232
1,752,600	Pool #CB2515, 2.50%, 12/1/51	1,516,723
2,609,324	Pool #CB2761, 3.00%, 2/1/52	2,353,050
5,616,347	Pool #CB2797, 3.00%, 2/1/52	5,064,740
5,499,194	Pool #CB2938, 3.00%, 2/1/52	4,949,109
1,147,044	Pool #CB3052, 3.00%, 2/1/52	1,032,305
877,735	Pool #CB3249, 3.00%, 4/1/52	793,744
1,932,695	Pool #CB3281, 3.50%, 4/1/52	1,801,053
419,509	Pool #CB3413, 3.50%, 4/1/52	392,896
791,213	Pool #CB3489, 2.50%, 4/1/52	683,075
633,473	Pool #CB3490, 3.00%, 4/1/52	569,615
7,342,671	Pool #CB3797, 4.00%, 6/1/52	7,057,904
5,384,639	Pool #CB4056, 4.50%, 7/1/52	5,302,801
2,870,742	Pool #CB4208, 4.50%, 7/1/52	2,827,111
2,342,008	Pool #CB4272, 4.50%, 7/1/52	2,306,051
9,287,815	Pool #CB4314, 4.50%, 8/1/52	9,145,217
11,982,217	Pool #CB4463, 4.50%, 8/1/52	11,796,396
336,045	Pool #CB4473, 4.50%, 8/1/52	333,092
4,731,115	Pool #CB4539, 4.50%, 9/1/52	4,657,744
4,288,827	Pool #CB4595, 4.00%, 9/1/52	4,120,503
5,787,193	Pool #CB4767, 5.00%, 9/1/52	5,793,014
2,638,259	Pool #CB4966, 5.50%, 10/1/52	2,675,527
1,601,221	Pool #CB4967, 5.50%, 10/1/52	1,625,680
9,683,954	Pool #CB5037, 5.50%, 11/1/52	9,818,597
3,995,434	Pool #CB5048, 6.00%, 11/1/52	4,083,949
5,564,752	Pool #CB5166, 6.00%, 11/1/52	5,688,035
2,761,807	Pool #CB5199, 6.00%, 11/1/52	2,822,992
2,537,122	Pool #CB5202, 6.50%, 11/1/52	2,615,740
389,012	Pool #CB5220, 6.50%, 12/1/52	401,124
3,151,131	Pool #CB5343, 6.00%, 12/1/52	3,220,942
304,016	Pool #CB5344, 6.50%, 12/1/52	317,474
1,695,395	Pool #CB5385, 6.00%, 12/1/52	1,732,991
2,580,364	Pool #CB5549, 6.00%, 1/1/53	2,637,314
892,658	Pool #CB5586, 6.00%, 1/1/53	912,360

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2024

Principal Amount		Value

$4,469,692	Pool #CB5728, 5.50%, 2/1/53	$4,535,820
1,419,770	Pool #CB5732, 5.50%, 2/1/53	1,438,674
4,513,479	Pool #CB5797, 5.50%, 3/1/53	4,570,448
1,892,563	Pool #CB5804, 6.00%, 2/1/53	1,934,495
2,817,324	Pool #CB5946, 5.50%, 3/1/53	2,852,885
2,140,502	Pool #CB5980, 5.50%, 3/1/53	2,167,885
180,718	Pool #CB6005, 5.50%, 4/1/53	183,030
1,882,283	Pool #CB6126, 5.00%, 4/1/53	1,881,033
502,769	Pool #CB6138, 5.00%, 4/1/53	502,435
610,147	Pool #CB6208, 5.50%, 5/1/53	617,914
395,524	Pool #CB6368, 5.00%, 5/1/53	395,261
1,222,822	Pool #CB6400, 5.00%, 5/1/53	1,222,010
1,395,286	Pool #CB6564, 5.50%, 6/1/53	1,412,876
331,723	Pool #CB6607, 5.50%, 7/1/53	336,397
334,652	Pool #CB6783, 5.00%, 7/1/53	335,223
234,276	Pool #CB6826, 5.50%, 7/1/53	238,033
1,822,473	Pool #CB6953, 5.50%, 8/1/53	1,844,799
2,362,456	Pool #CB6955, 6.00%, 8/1/53	2,414,799
2,606,465	Pool #CB7160, 6.50%, 9/1/53	2,686,735
330,784	Pool #CB7202, 6.50%, 10/1/53	340,971
3,338,482	Pool #CB7222, 5.50%, 10/1/53	3,379,173
1,228,633	Pool #CB7223, 6.00%, 10/1/53	1,256,076
635,188	Pool #CB7362, 6.00%, 10/1/53	652,887
2,769,333	Pool #CB7376, 6.00%, 10/1/53	2,830,350
2,180,651	Pool #CB7454, 6.00%, 11/1/53	2,228,697
604,964	Pool #CB7455, 6.50%, 11/1/53	629,156
213,720	Pool #CB7467, 6.50%, 11/1/53	222,267
531,499	Pool #CB7548, 6.50%, 11/1/53	547,868
2,144,359	Pool #CB7585, 6.50%, 11/1/53	2,210,398
1,154,745	Pool #CB7586, 7.00%, 12/1/53	1,198,778
1,104,619	Pool #CB7625, 6.50%, 12/1/53	1,148,793
1,840,952	Pool #CB7683, 6.00%, 12/1/53	1,881,514
2,074,873	Pool #CB7704, 6.50%, 12/1/53	2,138,772
1,554,927	Pool #CB7728, 7.00%, 12/1/53	1,614,193
349,935	Pool #CB7733, 6.50%, 12/1/53	360,763
1,303,147	Pool #CB7918, 6.00%, 1/1/54	1,337,413
908,971	Pool #CB7919, 6.50%, 1/1/54	943,160
1,915,540	Pool #CB8093, 5.50%, 3/1/54	1,938,079
1,931,092	Pool #CB8094, 6.00%, 2/1/54	1,985,160
1,980,756	Pool #CB8108, 5.50%, 3/1/54	2,007,442
2,151,661	Pool #CB8261, 5.50%, 3/1/54	2,177,459
1,066,577	Pool #CB8284, 5.50%, 4/1/54	1,079,365
1,252,460	Pool #CB8285, 6.00%, 4/1/54	1,295,809
839,440	Pool #CB8445, 6.50%, 5/1/54	871,331
1,069,050	Pool #CB8463, 6.00%, 5/1/54	1,100,875
756,379	Pool #CB8585, 5.00%, 5/1/54	755,843
1,235,469	Pool #CB8587, 6.00%, 5/1/54	1,272,248
1,312,250	Pool #CB8618, 6.00%, 5/1/54	1,351,315

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 784,060	Pool #CB8795, 6.00%, 6/1/54	$ 806,727
2,672,128	Pool #CB8936, 5.50%, 7/1/54	2,704,166
4,250,094	Pool #CB9076, 5.50%, 8/1/54	4,340,373
576,900	Pool #CB9265, 5.00%, 9/1/54	582,722
2,517,225	Pool #CB9267, 5.50%, 9/1/54	2,577,212
43,656	Pool #MC0013, 5.50%, 12/1/38	45,749
71,151	Pool #MC0014, 5.50%, 12/1/38	74,569
59,253	Pool #MC0016, 5.50%, 11/1/38	62,100
74,101	Pool #MC0127, 4.50%, 7/1/39	74,953
226,918	Pool #MC0154, 4.50%, 8/1/39	228,672
74,597	Pool #MC0160, 4.50%, 8/1/39	75,455
148,134	Pool #MC0177, 4.50%, 9/1/39	149,559
102,541	Pool #MC0270, 4.50%, 3/1/40	103,448
130,049	Pool #MC0584, 4.00%, 1/1/42	128,095

		441,568,599

Freddie Mac — 32.0%
406,902	Pool #Q63813, 3.50%, 4/1/49	383,527
1,172,045	Pool #QB5731, 2.00%, 11/1/50	975,319
1,799,375	Pool #QB5732, 2.50%, 11/1/50	1,564,710
1,489,061	Pool #QB6982, 2.00%, 11/1/50	1,238,721
358,843	Pool #QB6992, 1.50%, 12/1/50	283,635
1,049,949	Pool #QC4676, 2.50%, 7/1/51	911,031
751,791	Pool #QC6090, 2.50%, 8/1/51	654,583
1,456,761	Pool #QC6108, 2.50%, 8/1/51	1,264,494
999,171	Pool #QC6643, 2.50%, 8/1/51	867,298
1,049,722	Pool #QC9175, 2.50%, 10/1/51	913,340
1,606,149	Pool #QD0152, 2.50%, 10/1/51	1,390,978
259,941	Pool #QD1762, 2.00%, 11/1/51	215,226
2,341,568	Pool #QD4183, 2.50%, 12/1/51	2,027,150
809,065	Pool #QD7419, 3.00%, 2/1/52	731,140
376,625	Pool #QE0994, 3.50%, 4/1/52	351,001
3,145,509	Pool #QE2342, 4.00%, 5/1/52	3,024,006
4,727,358	Pool #QE7866, 4.00%, 8/1/52	4,542,555
1,155,073	Pool #QE9025, 4.00%, 8/1/52	1,109,919
583,943	Pool #QE9026, 5.00%, 8/1/52	584,892
1,028,667	Pool #QE9027, 4.50%, 8/1/52	1,012,874
1,378,720	Pool #QF0539, 4.00%, 9/1/52	1,324,609
241,645	Pool #QG5944, 5.00%, 6/1/53	241,978
236,493	Pool #RA1234, 3.50%, 8/1/49	222,482
247,207	Pool #RA1382, 3.00%, 9/1/49	224,573
1,301,087	Pool #RA1383, 3.00%, 9/1/49	1,181,961
246,810	Pool #RA1470, 3.00%, 10/1/49	224,213
263,149	Pool #RA1713, 3.00%, 11/1/49	239,055
457,791	Pool #RA1714, 3.00%, 11/1/49	415,876
610,599	Pool #RA1716, 3.00%, 11/1/49	554,693
455,090	Pool #RA1724, 2.50%, 10/1/49	397,092
364,057	Pool #RA1979, 3.00%, 12/1/49	330,720

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 642,895	Pool #RA1987, 3.00%, 12/1/49	$ 584,033
1,312,927	Pool #RA1988, 3.00%, 1/1/50	1,192,717
721,287	Pool #RA2158, 3.00%, 2/1/50	654,967
716,332	Pool #RA2162, 3.00%, 2/1/50	650,467
704,869	Pool #RA2255, 3.00%, 3/1/50	640,059
1,031,989	Pool #RA2256, 3.00%, 3/1/50	937,101
704,322	Pool #RA2340, 3.00%, 3/1/50	639,344
282,546	Pool #RA2395, 2.50%, 4/1/50	246,743
1,327,197	Pool #RA3207, 2.50%, 7/1/50	1,157,875
2,737,609	Pool #RA3208, 2.50%, 7/1/50	2,383,129
796,652	Pool #RA3339, 2.00%, 8/1/50	663,367
1,205,294	Pool #RA3552, 2.00%, 9/1/50	1,003,641
1,113,402	Pool #RA3553, 2.50%, 8/1/50	971,011
2,677,075	Pool #RA3679, 2.00%, 9/1/50	2,228,459
1,602,725	Pool #RA3680, 2.50%, 9/1/50	1,394,699
470,842	Pool #RA3733, 2.00%, 10/1/50	391,967
518,037	Pool #RA3734, 2.50%, 10/1/50	451,625
777,773	Pool #RA3747, 2.00%, 9/1/50	647,647
1,536,819	Pool #RA3751, 2.00%, 10/1/50	1,286,253
2,425,665	Pool #RA3803, 1.50%, 12/1/50	1,917,096
378,975	Pool #RA3861, 1.50%, 10/1/50	299,577
1,451,334	Pool #RA3862, 2.00%, 10/1/50	1,208,124
1,365,778	Pool #RA3917, 1.50%, 10/1/50	1,079,638
2,930,670	Pool #RA3918, 2.00%, 10/1/50	2,438,763
583,961	Pool #RA3928, 1.50%, 11/1/50	461,572
192,206	Pool #RA3929, 2.00%, 10/1/50	160,999
521,648	Pool #RA4018, 2.00%, 1/1/51	433,696
678,299	Pool #RA4056, 1.50%, 11/1/50	536,138
6,737,012	Pool #RA4195, 2.00%, 12/1/50	5,604,390
4,500,216	Pool #RA4254, 2.00%, 12/1/50	3,742,680
759,648	Pool #RA4274, 1.50%, 12/1/50	600,437
830,087	Pool #RA4357, 2.00%, 1/1/51	690,308
1,227,457	Pool #RA4377, 2.00%, 2/1/51	1,026,000
2,021,540	Pool #RA4420, 2.00%, 1/1/51	1,680,583
2,942,196	Pool #RA4503, 2.00%, 2/1/51	2,445,960
745,138	Pool #RA4548, 2.00%, 2/1/51	619,462
1,804,685	Pool #RA4578, 2.00%, 2/1/51	1,498,721
288,454	Pool #RA4590, 2.00%, 2/1/51	239,550
252,801	Pool #RA4597, 2.00%, 2/1/51	210,163
236,697	Pool #RA4618, 2.00%, 2/1/51	196,789
782,879	Pool #RA4621, 2.00%, 2/1/51	650,151
1,317,808	Pool #RA4738, 2.00%, 3/1/51	1,094,389
3,443,407	Pool #RA4745, 2.00%, 3/1/51	2,859,617
1,349,653	Pool #RA4775, 2.00%, 3/1/51	1,120,835
1,079,200	Pool #RA4835, 2.50%, 3/1/51	936,962
1,938,429	Pool #RA4872, 2.50%, 4/1/51	1,682,946
7,332,382	Pool #RA5020, 2.00%, 4/1/51	6,086,986
2,834,162	Pool #RA5021, 1.50%, 4/1/51	2,237,572

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 350,155	Pool #RA5043, 2.50%, 4/1/51	$ 303,897
625,570	Pool #RA5045, 2.50%, 5/1/51	545,263
2,869,639	Pool #RA5068, 2.00%, 4/1/51	2,381,345
1,423,064	Pool #RA5173, 2.50%, 4/1/51	1,235,065
908,212	Pool #RA5195, 2.50%, 5/1/51	783,465
708,610	Pool #RA5197, 2.50%, 5/1/51	614,996
1,212,221	Pool #RA5217, 2.50%, 5/1/51	1,062,070
1,077,076	Pool #RA5237, 2.50%, 5/1/51	936,255
1,840,360	Pool #RA5350, 2.50%, 6/1/51	1,596,662
1,426,694	Pool #RA5387, 2.50%, 6/1/51	1,246,060
220,229	Pool #RA5404, 2.50%, 6/1/51	191,299
7,268,235	Pool #RA5427, 2.50%, 6/1/51	6,303,536
1,087,620	Pool #RA5509, 2.50%, 7/1/51	947,325
455,125	Pool #RA5525, 2.50%, 7/1/51	394,717
690,393	Pool #RA5541, 2.50%, 7/1/51	598,759
1,889,119	Pool #RA5621, 2.50%, 8/1/51	1,637,795
232,605	Pool #RA5686, 2.50%, 7/1/51	202,065
1,649,763	Pool #RA5701, 2.00%, 8/1/51	1,366,995
1,335,816	Pool #RA5719, 2.50%, 10/1/51	1,158,684
3,111,739	Pool #RA5726, 2.50%, 8/1/51	2,701,044
1,716,184	Pool #RA5796, 2.50%, 8/1/51	1,487,335
1,616,222	Pool #RA5873, 2.50%, 9/1/51	1,400,703
686,768	Pool #RA5874, 2.50%, 9/1/51	594,977
2,529,676	Pool #RA5948, 2.50%, 12/1/51	2,193,627
138,762	Pool #RA5951, 2.50%, 9/1/51	120,734
3,266,261	Pool #RA6030, 2.50%, 10/1/51	2,829,701
63,817	Pool #RA6108, 3.50%, 3/1/52	59,481
1,253,044	Pool #RA6117, 2.50%, 10/1/51	1,085,177
1,134,403	Pool #RA6276, 2.50%, 11/1/51	986,667
376,174	Pool #RA6305, 2.50%, 11/1/51	327,185
1,209,340	Pool #RA6317, 2.50%, 11/1/51	1,047,328
81,600	Pool #RA6389, 2.50%, 11/1/51	71,181
1,708,387	Pool #RA6516, 2.50%, 12/1/51	1,478,461
1,303,003	Pool #RA6687, 3.00%, 1/1/52	1,175,029
2,820,609	Pool #RA6743, 2.50%, 1/1/52	2,440,993
1,899,486	Pool #RA6760, 3.00%, 2/1/52	1,712,928
768,375	Pool #RA6782, 3.00%, 2/1/52	696,196
2,225,563	Pool #RA6801, 3.00%, 2/1/52	2,015,737
3,725,956	Pool #RA6858, 3.00%, 3/1/52	3,353,248
1,273,022	Pool #RA6930, 3.50%, 3/1/52	1,186,510
921,644	Pool #RA6978, 3.50%, 3/1/52	866,255
1,414,510	Pool #RA6983, 2.50%, 3/1/52	1,224,345
468,481	Pool #RA7098, 3.50%, 3/1/52	436,607
167,191	Pool #RA7146, 3.50%, 4/1/52	155,803
2,037,954	Pool #RA7162, 3.50%, 4/1/52	1,899,142
160,645	Pool #RA7284, 3.50%, 4/1/52	150,454
107,905	Pool #RA7344, 4.00%, 4/1/52	104,359

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2024

Principal Amount		Value

$5,647,714	Pool #RA7454, 4.00%, 6/1/52	$5,427,807
4,160,196	Pool #RA7469, 4.00%, 5/1/52	3,998,853
8,466,383	Pool #RA7503, 4.50%, 7/1/52	8,337,707
2,537,296	Pool #RA7714, 4.50%, 7/1/52	2,498,733
2,333,546	Pool #RA7872, 4.50%, 9/1/52	2,297,357
4,808,583	Pool #RA7897, 4.50%, 9/1/52	4,734,011
3,054,681	Pool #RA8627, 5.50%, 3/1/53	3,103,942
1,648,545	Pool #RA8684, 5.00%, 3/1/53	1,651,357
297,286	Pool #RA9790, 6.00%, 9/1/53	305,103
929,797	Pool #RA9975, 6.00%, 10/1/53	950,398
960,032	Pool #WA3211, 1.91%, 9/1/35	770,674
1,051,982	Pool #WA3305, 1.75%, 6/1/37	803,549
910,754	Pool #WA5002, 2.62%, 11/1/31	832,766
250,000	Pool #WN2304, 4.45%, 12/1/32	250,023
1,000,000	Pool #WN3049, 2.39%, 9/1/31	897,314
46,881	Pool #ZA4891, 3.50%, 3/1/47	44,659
417,271	Pool #ZA4892, 4.00%, 5/1/47	406,248
599,783	Pool #ZA4912, 3.50%, 5/1/47	566,366
595,024	Pool #ZA4913, 4.00%, 5/1/47	579,298
883,882	Pool #ZA5070, 3.50%, 11/1/47	834,872
371,264	Pool #ZA5174, 3.50%, 12/1/47	351,184
1,227,127	Pool #ZA5238, 3.50%, 2/1/48	1,158,759
398,640	Pool #ZA5245, 3.50%, 1/1/48	376,430
764,164	Pool #ZA5253, 3.50%, 1/1/48	721,793
352,930	Pool #ZA5254, 4.00%, 1/1/48	344,599
568,380	Pool #ZA5308, 4.00%, 1/1/48	553,358
626,188	Pool #ZA5575, 4.00%, 7/1/48	608,857
603,345	Pool #ZA5637, 4.50%, 8/1/48	601,555
503,864	Pool #ZA5645, 4.00%, 8/1/48	490,716
57,272	Pool #ZA6576, 3.50%, 4/1/49	54,254
68,666	Pool #ZI0238, 5.00%, 6/1/33	70,218
127,373	Pool #ZI0412, 5.00%, 8/1/33	130,256
55,588	Pool #ZI0543, 4.50%, 8/1/33	56,420
53,114	Pool #ZI1023, 5.50%, 11/1/33	55,171
74,689	Pool #ZI1353, 5.50%, 1/1/34	77,579
112,978	Pool #ZI1493, 5.50%, 1/1/34	117,354
90,123	Pool #ZI1524, 5.50%, 2/1/34	93,612
57,064	Pool #ZI1689, 5.50%, 4/1/34	59,357
45,385	Pool #ZI1802, 5.50%, 4/1/34	47,213
115,484	Pool #ZI1991, 5.00%, 5/1/34	118,161
65,121	Pool #ZI2332, 5.00%, 6/1/34	66,623
123,859	Pool #ZI2939, 5.50%, 12/1/34	128,862
69,415	Pool #ZI3102, 5.00%, 1/1/35	71,013
71,466	Pool #ZI3254, 5.50%, 4/1/35	74,431
152,026	Pool #ZI3507, 5.00%, 9/1/35	155,718
78,374	Pool #ZI3713, 5.00%, 5/1/35	80,278
69,966	Pool #ZI4118, 5.50%, 1/1/36	72,873
125,343	Pool #ZI4120, 5.50%, 1/1/36	130,538

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2024

Principal Amount		Value

$169,215	Pool #ZI4200, 5.50%, 2/1/36	$176,269
72,083	Pool #ZI4201, 6.00%, 2/1/36	76,515
56,319	Pool #ZI4429, 5.00%, 6/1/35	57,681
50,550	Pool #ZI4521, 5.50%, 7/1/35	52,650
138,360	Pool #ZI4572, 5.50%, 8/1/35	144,127
53,182	Pool #ZI4605, 5.50%, 9/1/35	55,392
2,513	Pool #ZI4606, 5.50%, 9/1/35	2,618
35,439	Pool #ZI4704, 5.00%, 11/1/35	36,291
104,320	Pool #ZI4705, 5.00%, 11/1/35	106,854
44,149	Pool #ZI4706, 5.50%, 11/1/35	45,981
176,572	Pool #ZI4979, 6.00%, 6/1/36	188,439
19,657	Pool #ZI5006, 6.00%, 6/1/36	20,981
154,491	Pool #ZI5912, 5.50%, 4/1/37	161,657
79,944	Pool #ZI6311, 5.50%, 6/1/37	83,652
54,054	Pool #ZI6814, 6.00%, 10/1/37	57,691
48,233	Pool #ZI6976, 5.50%, 7/1/37	50,511
189,747	Pool #ZI9925, 5.00%, 4/1/40	195,036
63,246	Pool #ZJ0038, 4.50%, 5/1/40	63,924
191,112	Pool #ZJ0482, 4.50%, 9/1/40	193,159
202,835	Pool #ZJ0844, 4.00%, 12/1/40	200,035
83,161	Pool #ZJ1264, 4.00%, 1/1/41	82,157
217,286	Pool #ZJ1444, 4.00%, 3/1/41	214,508
92,574	Pool #ZJ1445, 4.50%, 3/1/41	93,334
40,762	Pool #ZJ5032, 6.50%, 5/1/31	42,728
24,561	Pool #ZJ5458, 6.50%, 11/1/31	25,737
18,113	Pool #ZJ5928, 6.50%, 3/1/32	19,115
64,585	Pool #ZJ6638, 6.00%, 11/1/32	68,102
53,324	Pool #ZJ6955, 5.50%, 3/1/33	55,384
38,556	Pool #ZJ6956, 5.50%, 3/1/33	40,046
27,264	Pool #ZK4661, 2.50%, 11/1/27	26,644
265,904	Pool #ZL2630, 3.50%, 12/1/41	253,517
305,475	Pool #ZL2708, 3.50%, 1/1/42	291,246
808,184	Pool #ZL5676, 3.00%, 4/1/43	746,405
369,043	Pool #ZL6090, 3.00%, 6/1/43	341,680
175,219	Pool #ZL6097, 3.00%, 6/1/43	161,801
486,801	Pool #ZL9372, 3.00%, 4/1/45	448,623
329,997	Pool #ZL9669, 3.50%, 6/1/45	313,232
188,628	Pool #ZM1422, 3.50%, 7/1/46	178,531
208,185	Pool #ZM1423, 3.50%, 7/1/46	197,041
151,590	Pool #ZM1736, 3.00%, 9/1/46	139,066
645,425	Pool #ZM1738, 3.00%, 9/1/46	591,363
510,533	Pool #ZM8750, 4.00%, 9/1/48	496,404
276,957	Pool #ZN1022, 4.00%, 11/1/48	269,292
5,108	Pool #ZN5269, 6.50%, 10/1/31	5,353
57,868	Pool #ZN5321, 5.50%, 5/1/34	60,203
35,453	Pool #ZN5322, 5.50%, 5/1/34	36,878
42,149	Pool #ZN5332, 5.00%, 11/1/34	43,122

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 558,728	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(a)	$ 535,287
299,113	Series 2018-SB52, Class A10F, 3.48%, 6/25/28(a)	290,127
681,112	Series 2018-SB53, Class A10F, 3.66%, 6/25/28(a)	659,792
248,132	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(a)	241,298
429,388	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(a)	403,486
574,184	Series 2019-SB66, Class A5H, (SOFR30A + 0.814%), 4.50%, 6/25/39(b)	569,911
1,329,670	Series 2020-SB81, Class A10H, 1.26%, 10/25/40(a)	1,125,144
973,202	Series 2022-SB100, Class A10F, 2.01%, 5/25/32(a)	845,768
726,565	Series 2022-SB96, Class A7F, 1.88%, 1/25/29(a)	662,863
2,769,159	Series Q014, Class A1, 1.56%, 1/25/36	2,323,363

		209,622,552

Ginnie Mae — 3.5%
176,985	Pool #442423, 4.00%, 9/20/41	175,910
77,214	Pool #616936, 5.50%, 1/15/36	80,863
662,490	Pool #618363, 4.00%, 9/20/41	658,442
329,609	Pool #664269, 5.85%, 6/15/38	329,609
130,328	Pool #697672, 5.50%, 12/15/38	136,579
57,599	Pool #697814, 5.00%, 2/15/39	58,954
289,209	Pool #697885, 4.50%, 3/15/39	293,310
89,051	Pool #698112, 4.50%, 5/15/39	90,313
413,866	Pool #698113, 4.50%, 5/15/39	419,734
591,146	Pool #713519, 6.00%, 7/15/39	632,308
151,916	Pool #716822, 4.50%, 4/15/39	154,069
54,430	Pool #716823, 4.50%, 4/15/39	55,201
202,140	Pool #720080, 4.50%, 6/15/39	205,005
230,389	Pool #724629, 5.00%, 7/20/40	237,223
290,512	Pool #726550, 5.00%, 9/15/39	299,113
136,937	Pool #729346, 4.50%, 7/15/41	138,952
202,115	Pool #738844, 3.50%, 10/15/41	193,659
134,604	Pool #738845, 3.50%, 10/15/41	128,973
191,383	Pool #738862, 4.00%, 10/15/41	190,098
164,108	Pool #747241, 5.00%, 9/20/40	168,976
504,922	Pool #748654, 3.50%, 9/15/40	484,134
78,236	Pool #748846, 4.50%, 9/20/40	79,325
241,148	Pool #757016, 3.50%, 11/15/40	231,231
148,831	Pool #757017, 4.00%, 12/15/40	147,847
187,516	Pool #759297, 4.00%, 1/20/41	186,564
133,326	Pool #759298, 4.00%, 2/20/41	132,644
134,612	Pool #762877, 4.00%, 4/15/41	133,702
75,469	Pool #763564, 4.50%, 5/15/41	76,580
164,094	Pool #770481, 4.00%, 8/15/41	162,991
37,747	Pool #770482, 4.50%, 8/15/41	38,303
116,095	Pool #770517, 4.00%, 8/15/41	115,315
109,160	Pool #770529, 4.00%, 8/15/41	108,421
41,625	Pool #770537, 4.00%, 8/15/41	41,345
126,062	Pool #770738, 4.50%, 6/20/41	127,980

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 146,858	Pool #779592, 4.00%, 11/20/41	$ 145,966
95,189	Pool #779593, 4.00%, 11/20/41	94,606
227,090	Pool #AA6312, 3.00%, 4/15/43	209,039
308,919	Pool #AA6424, 3.00%, 5/15/43	285,720
370,554	Pool #AB2733, 3.50%, 8/15/42	354,616
275,722	Pool #AB2745, 3.00%, 8/15/42	255,045
614,379	Pool #AB2841, 3.00%, 9/15/42	568,304
41,180	Pool #AB2843, 3.00%, 9/15/42	38,093
368,296	Pool #AE6946, 3.00%, 6/15/43	340,639
66,229	Pool #AG8915, 4.00%, 2/20/44	65,318
296,180	Pool #AK6446, 3.00%, 1/15/45	272,568
368,983	Pool #AK7036, 3.00%, 4/15/45	339,605
276,423	Pool #AO3594, 3.50%, 8/20/45	263,064
143,127	Pool #AP3887, 3.50%, 9/20/45	136,203
307,827	Pool #AR4919, 3.50%, 3/20/46	292,210
451,059	Pool #AR4970, 3.50%, 4/20/46	428,154
406,864	Pool #AS2921, 3.50%, 4/20/46	386,203
340,197	Pool #AS4332, 3.00%, 6/20/46	312,804
394,212	Pool #AS5511, 3.50%, 3/20/46	374,194
675,485	Pool #AX7237, 3.50%, 11/20/46	641,172
537,537	Pool #BO2104, 3.00%, 8/20/49	485,534
1,436,242	Pool #BR3787, 3.00%, 12/20/49	1,308,847
640,683	Series 2012-100, Class B, 2.31%, 11/16/51(a)	580,685
248,318	Series 2012-107, Class A, 1.15%, 1/16/45	230,351
833,794	Series 2012-115, Class A, 2.13%, 4/16/45	732,019
805,025	Series 2012-120, Class A, 1.90%, 2/16/53	700,379
361,678	Series 2012-131, Class A, 1.90%, 2/16/53	314,889
130,268	Series 2012-144, Class AD, 1.77%, 1/16/53	115,090
56,236	Series 2013-105, Class A, 1.71%, 2/16/37	55,549
79,038	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	69,899
164,145	Series 2013-29, Class AB, 1.77%, 10/16/45	152,557
79,235	Series 2013-63, Class AB, 1.38%, 3/16/45	77,609
261,134	Series 2013-97, Class AC, 2.00%, 6/16/45	237,421
31,722	Series 2015-107, Class AB, 2.50%, 11/16/49	28,528
247,355	Series 2015-114, Class AD, 2.50%, 11/15/51	237,488
160,993	Series 2015-128, Class AD, 2.50%, 12/16/50	151,532
131,923	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	127,413
844,283	Series 2015-135, Class AC, 2.35%, 4/16/49	745,262
303,221	Series 2015-136, Class AC, 2.50%, 3/16/47	279,944
118,614	Series 2015-15, Class A, 2.00%, 11/16/48	107,059
360,879	Series 2015-154, Class AD, 2.50%, 5/16/54	315,746
300,791	Series 2015-171, Class DA, 2.37%, 3/16/46	268,527
271,207	Series 2015-22, Class A, 2.40%, 8/16/47	254,857
404,123	Series 2015-70, Class AB, 2.30%, 11/16/48	362,079
56,729	Series 2016-11, Class AD, 2.25%, 11/16/43	55,290
109,396	Series 2016-14, Class AB, 2.15%, 8/16/42	105,236
758,197	Series 2016-152, Class EA, 2.20%, 8/15/58	617,865

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 776,852	Series 2016-157, Class AC, 2.00%, 11/16/50	$ 672,490
254,202	Series 2016-39, Class AH, 2.50%, 9/16/44	238,508
77,646	Series 2016-50, Class A, 2.30%, 7/16/52	74,980
355,764	Series 2016-64, Class CA, 2.30%, 3/16/45	337,037
162,696	Series 2016-94, Class AC, 2.20%, 8/16/57	136,615
103,815	Series 2016-96, Class BA, 1.95%, 3/16/43	99,697
486,825	Series 2017-127, Class AB, 2.50%, 2/16/59	409,905
799,220	Series 2017-135, Class AE, 2.60%, 10/16/58	679,503
289,833	Series 2017-140, Class A, 2.50%, 2/16/59	243,449
61,909	Series 2017-157, Class AH, 2.55%, 2/16/53	57,308
125,710	Series 2017-41, Class AC, 2.25%, 3/16/57	121,135
360,673	Series 2017-46, Class A, 2.50%, 11/16/57	302,744
251,423	Series 2017-71, Class AS, 2.70%, 4/16/57	230,425
156,397	Series 2017-9, Class AE, 2.40%, 9/16/50	142,142
401,524	Series 2018-2, Class AD, 2.40%, 3/16/59	356,078
205,170	Series 2018-26, Class AD, 2.50%, 3/16/52	192,309

		25,529,176

Small Business Administration — 1.3%
588,390	Pool #130612, 10.63%, 5/25/34	661,066
42,266	Pool #510751, (Prime Index + 0.325%), 8.83%, 6/25/30(b)	44,001
240,070	Pool #530089, (Prime Index - 0.125%), 8.38%, 1/25/47(b)	257,683
49,659	Pool #530222, (Prime Index + 0.635%), 9.14%, 7/25/32(b)	51,065
65,834	Pool #530390, (Prime Index - 1.000%), 7.50%, 11/25/33(b)	68,386
218,695	Pool #530413, (Prime Index + 0.825%), 9.33%, 1/25/34(b)	238,754
356,187	Pool #530536, (Prime Index - 2.600%), 5.90%, 3/25/34(b)	357,015
490,052	Pool #530566, (Prime Index + 1.625%), 10.13%, 5/25/34(b)	550,132
95,918	Pool #530594, (Prime Index + 3.625%), 12.13%, 2/25/34(b)	113,068
198,189	Pool #530597, (Prime Index + 3.375%), 11.88%, 6/25/34(b)	232,695
891,785	Pool #530624, (Prime Index + 3.375%), 11.88%, 5/25/34(b)	1,046,047
1,692,831	Pool #530625, (Prime Index + 3.625%), 12.13%, 8/25/34(b)	2,007,630
1,059,387	Pool #530626, (Prime Index + 1.625%), 10.13%, 8/25/34(b)	1,191,837
863,654	Pool #530627, (Prime Index + 2.125%), 10.63%, 8/25/34(b)	975,028
104,200	Pool #540104, (Prime Index + 2.600%), 11.10%, 3/25/33(b)	116,986
525,508	Pool #540109, (Prime Index + 1.183%), 9.68%, 5/25/33(b)	575,615
98,628	Pool #540110, (Prime Index + 2.499%), 11.00%, 7/25/33(b)	111,277

		8,598,285

Total U.S. Government Agency Backed Mortgages		685,318,612

(Cost $742,574,181)

U.S. Government Agency Obligations — 3.6%
Small Business Administration — 3.6%
135,965	Certificate of Originator’s Fee, 0.23%, 4/15/31(b),(c)	548
200,734	Certificate of Originator’s Fee, 0.70%, 4/23/32(b),(c)	2,234
560,469	Certificate of Originator’s Fee, 0.98%, 4/15/31(b),(c)	9,620
304,864	Certificate of Originator’s Fee, 1.23%, 3/15/31(b),(c)	6,568
749,754	Certificate of Originator’s Fee, 1.23%, 4/15/31(b),(c)	16,152

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 404,145	Certificate of Originator’s Fee, 1.23%, 5/15/31(b),(c)	$ 8,707
243,399	Certificate of Originator’s Fee, 1.23%, 5/15/31(b),(c)	5,244
373,275	Certificate of Originator’s Fee, 1.68%, 9/11/32(b),(c)	9,926
531,055	Certificate of Originator’s Fee, 1.93%, 5/4/32(b),(c)	16,223
339,564	Certificate of Originator’s Fee, 2.22%, 2/20/29(b),(c)	11,905
52,015	4.33%, 12/15/30(b),(c)	52,306
239,119	(Prime Index - 2.600%), 5.90%, 9/25/41(b)	238,894
131,971	(Prime Index - 2.600%), 5.90%, 9/25/41(b)	131,830
190,729	(Prime Index - 2.600%), 5.90%, 7/25/42(b)	190,535
396,829	(Prime Index - 2.550%), 5.95%, 7/25/42(b)	396,892
139,717	(Prime Index - 2.525%), 5.98%, 11/25/41(b)	139,730
145,036	(Prime Index - 2.500%), 6.00%, 2/25/28(b)	145,172
90,388	6.08%, 12/19/29(a),(c)	91,270
111,368	6.58%, 4/8/29(b),(c)	112,396
175,675	7.08%, 7/25/30	176,593
340,349	(Prime Index - 1.400%), 7.10%, 7/25/41(b)	348,705
777,329	(Prime Index - 0.675%), 7.83%, 9/25/43(b)	809,791
3,188,470	(Prime Index - 0.675%), 7.83%, 11/25/45(b)	3,334,431
748,590	(Prime Index - 0.675%), 7.83%, 1/25/46(b)	777,125
60,190	(Prime Index - 0.453%), 8.05%, 11/25/27(b)	60,659
769,658	(Prime Index - 0.344%), 8.16%, 12/25/45(b)	812,267
118,692	(Prime Index - 0.210%), 8.29%, 2/25/40(b)	122,847
141,869	(Prime Index - 0.095%), 8.41%, 7/25/29(b)	145,379
52,236	(Prime Index + 0.073%), 8.57%, 12/25/40(b)	54,657
159,865	(Prime Index + 0.093%), 8.59%, 6/25/29(b)	164,612
185,125	(Prime Index + 0.116%), 8.62%, 8/25/29(b)	190,936
383,162	(Prime Index + 0.118%), 8.62%, 1/25/46(b)	410,975
190,919	(Prime Index + 0.203%), 8.70%, 11/25/28(b)	195,646
68,411	(Prime Index + 0.325%), 8.83%, 10/25/30(b)	71,399
1,572,587	(Prime Index + 0.325%), 8.83%, 11/25/30(b)	1,636,361
612,131	(Prime Index + 0.325%), 8.83%, 6/25/31(b)	636,494
1,132,744	(Prime Index + 0.325%), 8.83%, 7/25/31(b)	1,186,885
377,104	(Prime Index + 0.325%), 8.83%, 2/25/45(b)	404,219
915,712	(Prime Index + 0.325%), 8.83%, 8/25/46(b)	983,706
6,660	(Prime Index + 0.355%), 8.86%, 2/25/26(b)	6,690
1,233,965	(Prime Index + 0.375%), 8.88%, 5/25/31(b)	1,287,894
195,609	(Prime Index + 0.375%), 8.88%, 10/25/31(b)	204,258
815,534	(Prime Index + 0.375%), 8.88%, 8/25/46(b)	866,756
1,257,653	(Prime Index + 0.517%), 9.02%, 12/25/45(b)	1,363,660
29,624	9.08%, 9/25/29	30,470
637,288	(Prime Index + 0.575%), 9.08%, 4/25/31(b)	664,419
16,020	(Prime Index + 0.634%), 9.13%, 8/25/27(b)	16,277
392,852	(Prime Index + 0.664%), 9.16%, 11/25/30(b)	413,640
23,772	(Prime Index + 0.700%), 9.20%, 2/25/28(b)	24,393
239,566	(Prime Index + 0.701%), 9.20%, 5/25/29(b)	246,614
146,863	(Prime Index + 0.715%), 9.22%, 3/25/30(b)	153,009
106,666	(Prime Index + 0.791%), 9.29%, 2/25/28(b)	109,429

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 66,190	(Prime Index + 0.792%), 9.29%, 9/25/28(b)	$ 68,173
196,105	(Prime Index + 0.824%), 9.32%, 2/25/29(b)	202,350
59,319	(Prime Index + 0.828%), 9.33%, 3/25/29(b)	61,054
689,079	(Prime Index + 0.825%), 9.33%, 9/25/31(b)	727,168
63,699	(Prime Index + 0.844%), 9.34%, 3/25/31(b)	67,155
202,563	(Prime Index + 0.849%), 9.35%, 6/25/29(b)	210,559
62,617	(Prime Index + 0.872%), 9.37%, 2/25/30(b)	65,440
128,351	(Prime Index + 0.890%), 9.39%, 8/25/30(b)	134,758
28,370	(Prime Index + 0.924%), 9.42%, 6/25/28(b)	29,079
514,023	(Prime Index + 0.920%), 9.42%, 12/25/30(b)	540,073
35,967	(Prime Index + 0.930%), 9.43%, 1/25/29(b)	37,109
86,480	(Prime Index + 0.930%), 9.43%, 5/25/29(b)	90,126
31,690	(Prime Index + 0.951%), 9.45%, 7/25/29(b)	33,059
106,184	(Prime Index + 0.979%), 9.48%, 7/25/29(b)	110,400
148,585	(Prime Index + 0.982%), 9.48%, 7/25/30(b)	156,255
108,259	(Prime Index + 0.997%), 9.50%, 1/25/31(b)	113,693
25,298	(Prime Index + 1.006%), 9.51%, 11/25/28(b)	26,241
146,341	(Prime Index + 1.025%), 9.53%, 2/25/31(b)	154,023
79,267	(Prime Index + 1.048%), 9.55%, 9/25/29(b)	82,814
145,796	(Prime Index + 1.062%), 9.56%, 12/25/29(b)	152,527
78,457	(Prime Index + 1.071%), 9.57%, 6/25/30(b)	82,272
153,194	(Prime Index + 1.155%), 9.66%, 9/25/28(b)	157,322
12,093	(Prime Index + 1.185%), 9.69%, 11/25/26(b)	12,331
102,356	(Prime Index + 1.234%), 9.73%, 5/25/29(b)	105,367
61,212	(Prime Index + 1.232%), 9.73%, 6/25/29(b)	64,127
43,720	(Prime Index + 1.276%), 9.78%, 10/25/31(b)	46,592
247,865	(Prime Index + 1.307%), 9.81%, 6/25/31(b)	263,093
66,570	9.88%, 6/7/29(c)	68,682
136,872	(Prime Index + 1.575%), 10.08%, 7/25/30(b)	144,038
14,214	(Prime Index + 1.602%), 10.10%, 7/25/28(b)	14,519
37,188	(Prime Index + 2.325%), 10.83%, 10/25/30(b)	39,617
145,824	(Prime Index + 2.325%), 10.83%, 1/25/31(b)	158,127

		23,715,491

Total U.S. Government Agency Obligations		23,715,491

(Cost $24,521,657)

Municipal Bonds — 2.0%
California — 0.9%
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	1,820,696
800,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/31/24 @ 100	800,550
200,000	City & County of San Francisco GO, 1.95%, 6/15/27	189,821

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2024

Principal Amount		Value
$1,790,000	City & County of San Francisco GO, Series A, 1.78%, 6/15/29	$1,619,901
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,623,092

		6,054,060

Colorado — 0.00%
120,655	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	107,214

District of Columbia — 0.1%
529,948	District of Columbia Housing Finance Agency Revenue, Series A, 3.24%, 3/1/49, (Credit Support: FHA), Callable 1/1/70 @ 100	502,156

Illinois — 0.00%
140,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 10/31/24 @ 100	140,141

Minnesota — 0.1%
453,246	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	421,464

Missouri — 0.1%
745,329	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	617,124

New York — 0.7%
40,000	New York City Housing Development Corp. Revenue, Series G, 2.47%, 11/1/24	39,912
300,000	New York City Housing Development Corp. Revenue, Series B, 1.02%, 5/1/26	284,867
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	292,085
200,000	New York City Housing Development Corp. Revenue, Series B, 1.12%, 11/1/26	187,694
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	493,275
160,000	New York City Housing Development Corp. Revenue, Series B, 1.38%, 5/1/27	148,903
250,000	New York City Housing Development Corp. Revenue, Series B, 1.48%, 11/1/27	230,207
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	981,794
500,000	New York City Housing Development Corp. Revenue, State of New York Mortgage Agency, 3.33%, 2/1/28, (Credit Support: SONYMA), Callable 10/4/24 @ 100	499,932
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	487,630

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2024

Principal Amount		Value
$ 265,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 10/31/24 @ 100	$ 265,161
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 10/31/24 @ 100	1,000,556

		4,912,016

Vermont — 0.00%
100,000	Vermont Housing Finance Agency Property Transfer Tax Revenue Revenue, 3.45%, 11/1/29	95,981

Washington — 0.1%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	785,270

Total Municipal Bonds		13,635,426

(Cost $14,260,972)

Corporate Bond — 0.00%
Consumer, Non-cyclical — 0.00%
135,000	Montefiore Medical Center, 2.15%, 10/20/26	130,003

Total Corporate Bond		130,003

(Cost $135,000)

Shares
Investment Company — 1.1%
7,567,885	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(d)	7,567,885

Total Investment Company		7,567,885

(Cost $7,567,885)

Total Investments		$730,367,417
(Cost $789,059,695)(e) — 109.1%

Liabilities in excess of other assets — (9.1)%		(60,977,885)

NET ASSETS — 100.0%		$669,389,532

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

September 30, 2024

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Floating rate note. Rate shown is as of report date.

(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(d)	Affiliated investment.

(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of September 30, 2024:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	7	December 2024	$(897)	USD	$828,078	Barclays Capital Group

Total			$(897)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
5 Year U.S. Treasury Note	302	December 2024	$42,275	USD	$33,184,609	Barclays Capital Group

Total			$42,275

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

SOFR30A - Secured Overnight Financing Rate 30 Day Average

SONYMA - State of New York Mortgage Agency

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund

September 30, 2024

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 36.6%
Fannie Mae — 27.6%
$ 14,900,000	(TBA), 4.50%, 10/1/54	$ 14,650,440
3,000,000	(TBA), 2.00%, 10/15/54	2,478,000
50,000	Pool #AN0360, 3.95%, 12/1/45	43,731
2,190,560	Pool #AN0509, 2.72%, 3/1/26	2,145,225
88,037	Pool #AN7868, 3.06%, 12/1/27	85,852
9,304	Pool #BJ0657, 4.00%, 2/1/48	9,046
25,094	Pool #BJ2670, 4.00%, 4/1/48	24,400
51,919	Pool #BJ3178, 4.00%, 11/1/47	50,770
35,919	Pool #BJ5158, 4.00%, 4/1/48	34,925
41,186	Pool #BJ9439, 4.00%, 2/1/48	40,143
47,586	Pool #BJ9477, 4.00%, 4/1/48	46,381
46,156	Pool #BK7924, 4.00%, 11/1/48	44,986
20,954	Pool #BO1263, 3.50%, 6/1/49	19,839
518,655	Pool #BP3417, 2.50%, 5/1/51	449,976
146,310	Pool #BP8741, 2.50%, 6/1/50	127,410
196,057	Pool #BQ7523, 2.00%, 11/1/50	163,149
286,950	Pool #BQ7524, 2.50%, 10/1/50	251,100
1,403,049	Pool #BR2051, 2.50%, 6/1/51	1,217,260
300,000	Pool #BS0915, 1.62%, 3/1/31	252,166
3,500,000	Pool #BS1730, 1.53%, 4/1/28	3,223,282
1,575,000	Pool #BS9741, 5.16%, 10/1/28	1,633,536
2,500,000	Pool #BS9849, 4.97%, 11/1/28	2,458,789
7,950,561	Pool #BT1616, 2.00%, 4/1/51	6,631,344
1,446,931	Pool #BT8237, 4.00%, 6/1/52	1,390,815
3,500,000	Pool #BZ0523, 4.50%, 2/1/29	3,563,586
2,542,706	Pool #BZ0624, 4.87%, 3/1/29	2,621,667
2,225,000	Pool #BZ1147, 4.78%, 6/1/29	2,291,520
42,584	Pool #CA1066, 4.00%, 1/1/48	41,458
21,185	Pool #CA1068, 3.50%, 1/1/48	20,005
34,520	Pool #CA2595, 4.50%, 11/1/48	34,417
63,018	Pool #CA2912, 4.00%, 12/1/48	61,468
43,562	Pool #CA3132, 4.00%, 2/1/49	42,405
43,252	Pool #CA3174, 4.00%, 2/1/49	42,156
258,122	Pool #CA3451, 3.50%, 5/1/49	242,835
186,599	Pool #CA3456, 3.50%, 5/1/49	176,017
312,738	Pool #CA9048, 2.00%, 2/1/51	259,991
976,240	Pool #CB0480, 2.50%, 5/1/51	848,300
560,598	Pool #CB0576, 2.50%, 5/1/51	488,459
1,381,817	Pool #CB2761, 3.00%, 2/1/52	1,246,102
2,131,563	Pool #CB3227, 3.50%, 3/1/52	1,986,584
2,678,123	Pool #CB3764, 4.00%, 6/1/52	2,574,259
1,935,379	Pool #CB3797, 4.00%, 6/1/52	1,860,320
2,095,099	Pool #CB4272, 4.50%, 7/1/52	2,062,932
1,955,009	Pool #CB4314, 4.50%, 8/1/52	1,924,993
1,914,902	Pool #CB4463, 4.50%, 8/1/52	1,885,205
1,968,126	Pool #CB4767, 5.00%, 9/1/52	1,970,106

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2024

Principal Amount		Value

$2,168,405	Pool #CB4967, 5.50%, 10/1/52	$ 2,201,528
1,473,840	Pool #CB5166, 6.00%, 11/1/52	1,506,491
531,325	Pool #CB5202, 6.50%, 11/1/52	547,789
1,071,236	Pool #CB5220, 6.50%, 12/1/52	1,104,587
1,353,832	Pool #CB6607, 5.50%, 7/1/53	1,372,907
1,887,321	Pool #CB6783, 5.00%, 7/1/53	1,890,540
2,013,831	Pool #CB6784, 5.50%, 7/1/53	2,046,254
2,092,429	Pool #CB6826, 5.50%, 7/1/53	2,125,988
2,199,048	Pool #CB7160, 6.50%, 9/1/53	2,266,770
2,081,446	Pool #CB9076, 5.50%, 8/1/54	2,125,660

		80,905,864

FNMA, TBA — 0.9%

2,470,000	4.36%, 10/1/29(a)	2,511,970

Freddie Mac — 7.7%
37,872	Pool #Q59453, 4.00%, 11/1/48	36,864
191,966	Pool #QB5731, 2.00%, 11/1/50	159,745
190,648	Pool #QB5732, 2.50%, 11/1/50	165,785
861,019	Pool #QC3844, 2.00%, 6/1/51	714,042
247,106	Pool #QC3845, 2.50%, 6/1/51	214,308
950,002	Pool #QC7895, 2.00%, 9/1/51	787,172
767,351	Pool #QE4428, 4.00%, 6/1/52	737,592
1,928,497	Pool #QE6510, 4.50%, 7/1/52	1,902,670
2,073,702	Pool #QG5944, 5.00%, 6/1/53	2,076,559
50,024	Pool #RA1713, 3.00%, 11/1/49	45,444
78,080	Pool #RA1714, 3.00%, 11/1/49	70,931
130,901	Pool #RA2256, 3.00%, 3/1/50	118,865
173,117	Pool #RA2340, 3.00%, 3/1/50	157,146
162,492	Pool #RA2395, 2.50%, 4/1/50	141,901
386,486	Pool #RA2575, 2.50%, 5/1/50	336,801
135,424	Pool #RA2727, 2.00%, 5/1/50	112,885
134,249	Pool #RA2728, 2.50%, 5/1/50	116,949
341,747	Pool #RA2740, 2.50%, 6/1/50	299,581
288,084	Pool #RA3680, 2.50%, 9/1/50	250,692
190,276	Pool #RA3751, 2.00%, 10/1/50	159,253
320,202	Pool #RA4503, 2.00%, 2/1/51	266,196
304,180	Pool #RA4927, 2.00%, 3/1/51	252,610
441,131	Pool #RA5020, 2.00%, 4/1/51	366,205
1,185,929	Pool #RA5195, 2.50%, 5/1/51	1,023,037
822,925	Pool #RA5197, 2.50%, 5/1/51	714,210
451,329	Pool #RA5237, 2.50%, 5/1/51	392,321
1,360,841	Pool #RA5571, 2.50%, 7/1/51	1,179,798
208,165	Pool #RA5621, 2.50%, 8/1/51	180,471
688,778	Pool #RA5701, 2.00%, 8/1/51	570,722
185,656	Pool #RA5874, 2.50%, 9/1/51	160,842
2,264,310	Pool #RA6108, 3.50%, 3/1/52	2,110,478
1,846,698	Pool #RA6760, 3.00%, 2/1/52	1,665,325

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2024

Principal Amount		Value

$2,014,693	Pool #RA7454, 4.00%, 6/1/52	$ 1,936,246
1,645,338	Pool #RA7714, 4.50%, 7/1/52	1,620,331
44,286	Pool #V84506, 4.00%, 7/1/48	43,108
40,846	Pool #V84836, 4.00%, 11/1/48	39,826
59,813	Pool #V85365, 3.50%, 4/1/49	56,744
173,806	Pool #V85381, 3.50%, 4/1/49	164,181
35,953	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(b)	35,055
45,083	Series 2018-SB48, Class A10F, 3.37%, 2/25/28(b)	43,661
129,646	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(b)	126,191
1,070,941	Series 2021-SB87, Class A5H, 0.78%, 4/25/41(b)	1,016,948
51,324	Series KF57, Class A, (SOFR30A + 0.654%), 6.00%, 12/25/28(c)	51,479
304,686	Series Q014, Class A1, 1.56%, 1/25/36	255,636

		22,876,806

Ginnie Mae — 0.0%
85,407	Pool #AC3667, 1.66%, 8/15/26	81,831
21,075	Pool #BB3740, 4.00%, 11/15/47	20,582
55,425	Pool #BE3008, 4.00%, 4/20/48	54,061
28,680	Series 2018-2, Class AD, 2.40%, 3/16/59	25,434
20,517	Series 2018-26, Class AD, 2.50%, 3/16/52	19,231

		201,139

Small Business Administration — 0.2%
277,230	Pool #130612, 10.63%, 5/25/34	311,472
147,016	Pool #530566, (Prime Index + 1.625%), 10.13%, 5/25/34(c)	165,040

		476,512

U.S. International Development Finance Corp. — 0.2%
500,000	Series AA-1, 0.00%, 1/17/26(d)	546,824

Total U.S. Government Agency Backed Mortgages		107,519,115

(Cost $111,119,414)

Corporate Bonds — 29.8%
Consumer, Non-cyclical — 21.6%
545,000	AbbVie, Inc., 3.60%, 5/14/25	541,236
2,030,000	AbbVie, Inc., 3.80%, 3/15/25	2,022,264
1,525,000	Amgen, Inc., 4.20%, 2/22/52	1,296,468
3,500,000	Amgen, Inc., 5.25%, 3/2/33	3,643,082
2,892,000	Astrazeneca Finance LLC, 1.75%, 5/28/28	2,670,291
490,000	Astrazeneca Finance LLC, 2.25%, 5/28/31	434,301
2,650,000	Astrazeneca Finance LLC, 5.00%, 2/26/34	2,766,017
2,500,000	Baxalta, Inc., 4.00%, 6/23/25	2,487,517
2,780,000	Becton Dickinson & Co., 5.08%, 6/7/29	2,871,529
2,500,000	Bristol-Myers Squibb Co., 4.90%, 2/22/29	2,583,972
995,000	DH Europe Finance II Sarl, 2.60%, 11/15/29	926,711
100,000	Doris Duke Charitable Foundation (The), Series 2020, 2.35%, 7/1/50	65,099
3,100,000	Elevance Health, Inc., 5.15%, 6/15/29	3,215,262

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2024

Principal Amount		Value

$1,850,000	EMD Finance LLC, 3.25%, 3/19/25(e)	$ 1,832,650
1,500,000	Gilead Sciences, Inc., 3.65%, 3/1/26	1,488,044
2,500,000	GlaxoSmithKline Capital, Inc., 3.88%, 5/15/28	2,488,067
2,114,000	Haleon US Capital LLC, 3.63%, 3/24/32	1,986,570
1,861,000	HCA, Inc., 5.45%, 9/15/34	1,915,163
2,250,000	IQVIA, Inc., 6.25%, 2/1/29	2,392,175
400,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/1/30	329,100
2,625,000	Johnson & Johnson, 4.80%, 6/1/29	2,732,382
2,500,000	Kenvue, Inc., 5.00%, 3/22/30	2,610,059
1,200,000	Mary Free Bed Rehabilitation Hospital, Series 2021, 3.79%, 4/1/51	942,593
150,000	Mass General Brigham, Inc., Series 2020, 3.19%, 7/1/49	112,990
250,000	Medtronic, Inc., 4.38%, 3/15/35	248,443
2,600,000	Pfizer Investment Enterprises Pte Ltd., 5.11%, 5/19/43	2,643,209
2,500,000	Reckitt Benckiser Treasury Services Plc, 3.00%, 6/26/27(e)	2,425,498
2,000,000	Revvity, Inc., 3.63%, 3/15/51	1,495,619
2,140,000	Roche Holdings, Inc., 5.22%, 3/8/54(e)	2,248,471
1,940,000	Royalty Pharma Plc, 5.15%, 9/2/29	1,989,390
1,665,000	Solventum Corp., 5.45%, 2/25/27(e)	1,699,509
2,000,000	Southeast Alaska Regional Health Consortium, 2.26%, 7/1/31	1,706,025
2,250,000	Thermo Fisher Scientific, Inc., 2.00%, 10/15/31	1,948,176
100,000	Trinity Health Corp., 4.13%, 12/1/45	89,133
2,500,000	UnitedHealth Group, Inc., 4.90%, 4/15/31	2,585,758

		63,432,773

Financial — 4.3%
350,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 8/1/27	323,548
250,000	BlueHub Loan Fund, Inc., Series 2020, 2.89%, 1/1/27	243,490
2,375,000	BlueHub Loan Fund, Inc., Series 2020, 3.10%, 1/1/30	2,217,603
1,600,000	Bridge Housing Corp., 3.25%, 7/15/30	1,420,869
250,000	Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	225,610
2,100,000	Healthcare Realty Holdings LP, REIT, 2.40%, 3/15/30	1,832,060
590,000	Low Income Investment Fund, Series 2019, 3.39%, 7/1/26	577,621
1,300,000	Low Income Investment Fund, Series 2019, 3.71%, 7/1/29	1,206,796
2,160,000	Preservation of Affordable Housing, Inc., 4.48%, 12/1/32	2,134,944
2,500,000	Reinvestment Fund, Inc. (The), 3.93%, 2/15/28	2,471,617

		12,654,158

Government — 0.4%
1,200,000	African Development Bank, 5.75%, (f),(g)	1,192,500

Industrial — 1.5%
2,600,000	Agilent Technologies, Inc., 2.75%, 9/15/29	2,417,210
1,000,000	Nature Conservancy (The), Series A, 0.94%, 7/1/26	941,971
1,000,000	Nature Conservancy (The), Series A, 1.15%, 7/1/27	924,426

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 70,000	Nature Conservancy (The), Series A, 1.51%, 7/1/29	$ 61,885
53,000	Nature Conservancy (The), Series A, 1.86%, 7/1/33	42,381

		4,387,873

Utilities — 2.0%
3,150,000	American Water Capital Corp., 4.45%, 6/1/32	3,162,669
1,534,000	Avangrid, Inc., 3.15%, 12/1/24	1,527,403
1,350,000	Avangrid, Inc., 3.80%, 6/1/29	1,312,821

		6,002,893

Total Corporate Bonds		87,670,197

(Cost $89,552,961)

Municipal Bonds — 14.4%
Alabama — 0.2%
730,000	Water Works Board of the City of Birmingham Revenue, 2.39%, 1/1/35, Callable 7/1/31 @ 100	611,564

Arizona — 0.3%
750,000	City of Phoenix Civic Improvement Corp. Revenue, Series C, 1.38%, 7/1/27	703,082
250,000	City of Tucson Water System Revenue, 1.88%, 7/1/30	221,626

		924,708

Arkansas — 0.00%
100,000	City of Russellville Water & Sewer Revenue, Series B, 1.23%, 7/1/26, (Credit Support: BAM)	95,240

California — 4.5%
250,000	California Health Facilities. Financing Authority Revenue, 1.68%, 6/1/28	230,312
815,000	California Health Facilities. Financing Authority Revenue, 1.98%, 6/1/30	725,912
990,000	California Health Facilities. Financing Authority Revenue, 2.53%, 6/1/35	831,082
460,000	Calleguas Municipal Water District Revenue, Series A, 2.52%, 7/1/36	371,801
100,000	City & County of San Francisco GO, 1.95%, 6/15/27	94,910
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	96,901
350,000	City of San Buenaventura Revenue, 1.17%, 1/1/26	337,419
750,000	City of Santa Rosa Wastewater Revenue, Series B, 2.12%, 9/1/31	658,931
300,000	City of Santa Rosa Wastewater Revenue, Series B, 2.32%, 9/1/33	255,334
100,000	City of Sunnyvale Wastewater Revenue, Series A, 3.20%, 4/1/26	98,871
210,000	Cucamonga Valley Water District Financing Authority Revenue, Series A, 1.54%, 9/1/27	196,739

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2024

Principal Amount		Value

$1,500,000	Cucamonga Valley Water District Financing Authority Revenue, Series B, 3.60%, 9/1/27	$ 1,489,740
150,000	Escondido Joint Powers Financing Authority Revenue, Series B, 2.44%, 9/1/25	147,497
150,000	Kern Community College District GO, 2.54%, 11/1/26	145,791
240,000	Lancaster Power Authority Revenue, 1.67%, 11/1/27, (Credit Support: AGM)	220,994
285,000	Lancaster Power Authority Revenue, 1.92%, 11/1/28, (Credit Support: AGM)	257,665
525,000	Lancaster Power Authority Revenue, 2.56%, 11/1/33, (Credit Support: AGM), Callable 11/1/31 @ 100	440,312
525,000	Lancaster Power Authority Revenue, 2.68%, 11/1/34, (Credit Support: AGM), Callable 11/1/31 @ 100	435,490
755,000	Lancaster Power Authority Revenue, 2.79%, 11/1/35, (Credit Support: AGM), Callable 11/1/31 @ 100	620,040
200,000	Rosemead School District GO, Series A, 2.17%, 8/1/25	196,476
250,000	Rowland Water District Revenue, Series A, 1.61%, 12/1/29	222,295
1,000,000	Rowland Water District Revenue, Series A, 1.91%, 12/1/31	861,010
800,000	Rowland Water District Revenue, Series A, 2.56%, 12/1/36, Callable 12/1/31 @ 100	646,318
125,000	San Diego County Water Authority Revenue, Series A, 1.17%, 5/1/27	116,726
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	105,285
400,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.78%, 6/1/31, Callable 6/1/30 @ 100	343,637
1,060,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.88%, 6/1/32, Callable 6/1/30 @ 100	892,883
950,000	Santa Clara Valley Water District Certificate Participation, Series D, 2.08%, 6/1/34, Callable 6/1/30 @ 100	772,978
600,000	Sonoma-Marin Area Rail Transit District Revenue, Series A, 2.02%, 3/1/28	561,680
100,000	State of California Department of Water Resources Revenue, 0.92%, 12/1/26	94,233
315,000	Walnut Valley Water District Revenue, Series A, 0.96%, 6/1/26	300,032
320,000	Walnut Valley Water District Revenue, Series A, 1.17%, 6/1/27	298,499
325,000	Walnut Valley Water District Revenue, Series A, 1.37%, 6/1/28	297,195

		13,364,988

Colorado — 0.1%
50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	49,854
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	253,901

		303,755

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2024

Principal Amount		Value

Connecticut — 0.1%
$ 325,000	Connecticut Green Bank Revenue, 1.95%, 11/15/28	$ 298,711
150,000	South Central Connecticut Regional Water Authority Revenue, Series B, 2.86%, 8/1/30, Callable 8/1/29 @ 100	139,935

		438,646

District of Columbia — 0.7%
340,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.05%, 3/1/25, (Credit Support: FHA)	334,675
155,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.15%, 9/1/25, (Credit Support: FHA)	150,324
350,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.20%, 3/1/26, (Credit Support: FHA)	334,848
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.50%, 3/1/27, (Credit Support: FHA)	182,910
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.60%, 9/1/27, (Credit Support: FHA)	181,085
200,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.70%, 3/1/28, (Credit Support: FHA)	183,963
135,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.75%, 9/1/28, (Credit Support: FHA)	122,849
140,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.95%, 9/1/29, (Credit Support: FHA)	125,390
590,000	District of Columbia Housing Finance Agency Revenue, Series A, 2.15%, 3/1/31, (Credit Support: FHA), Callable 3/1/30 @ 100	515,874

		2,131,918

Florida — 0.6%
2,000,000	City of Palm Coast Utility Revenue, 1.44%, 10/1/28	1,820,779

Georgia — 0.3%
285,000	Carroll County Water Authority Revenue, Series B, 1.51%, 7/1/27	267,845
75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	74,766
425,000	Tift County Hospital Authority Revenue, 1.05%, 12/1/25, (Credit Support: County Guaranteed)	408,323

		750,934

Hawaii — 0.3%
695,000	City & County of Honolulu GO, Series C, 1.47%, 7/1/28	637,481
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	237,901

		875,382

Idaho — 0.1%
500,000	Idaho Energy Resources Authority Revenue, 2.86%, 9/1/46	378,674

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2024

Principal Amount		Value

Iowa — 0.00%
$ 100,000	Northeast Iowa Community College GO, Series 1, 3.45%, 6/1/26, Callable 10/31/24 @ 100	$ 99,193

Maryland — 0.1%
225,000	City of Baltimore Revenue, Series B, 1.58%, 7/1/28	206,940

Massachusetts — 0.5%
600,000	Boston Water & Sewer Commission Revenue, 1.37%, 11/1/27	558,407
1,040,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, 2.49%, 7/1/33, Callable 7/1/31 @ 100	901,486

		1,459,893

Michigan — 0.7%
750,000	City of Grand Rapids Sanitary Sewer System Revenue, 1.86%, 1/1/31	658,863
1,330,000	City of Grand Rapids Sanitary Sewer System Revenue, 2.01%, 1/1/32, Callable 1/1/31 @ 100	1,152,020
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	92,018
225,000	State of Michigan GO, Series B, 1.54%, 5/15/30	196,054

		2,098,955

Nebraska — 0.1%
100,000	City of Omaha Sewer Revenue, Series B, 1.04%, 4/1/26	95,679
250,000	Papio-Missouri River Natural Resource District Special Tax, 2.20%, 12/15/25, Callable 10/31/24 @ 100	243,886

		339,565

Nevada — 0.1%
250,000	City of Henderson GO, Series A, 2.23%, 6/1/28	235,400

New York — 0.3%
600,000	Western Nassau County Water Authority Revenue, Series B, 2.50%, 4/1/34	510,327
500,000	Western Nassau County Water Authority Revenue, Series B, 2.58%, 4/1/35	419,328

		929,655

Ohio — 0.1%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	129,670
100,000	County of Franklin Revenue, 2.88%, 11/1/50, Callable 5/1/50 @ 100	69,708

		199,378

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2024

Principal Amount		Value

Oklahoma — 0.5%
$ 715,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.58%, 7/1/28	$ 679,964
745,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.63%, 7/1/29	698,107

		1,378,071

Oregon — 0.6%
350,000	City of Portland GO, Series B, 1.51%, 6/15/28	321,918
300,000	City of Tigard Water Revenue, 2.00%, 8/1/28, (Credit Support: BAM)	278,019
345,000	State of Oregon GO, Series F, 1.32%, 6/1/27	323,264
700,000	State of Oregon GO, Series B, 3.89%, 5/1/30	698,963

		1,622,164

Pennsylvania — 1.1%
1,750,000	City of Philadelphia Water & Wastewater Revenue, Series B, 1.49%, 7/1/27	1,642,755
185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	182,540
825,000	Economy Borough Municipal Authority Revenue, Series A, 1.65%, 12/15/28, (Credit Support: BAM)	747,838
500,000	Redevelopment Authority of the City of Philadelphia Revenue, Series A, 1.38%, 9/1/25	484,592
100,000	Redevelopment Authority of the City of Philadelphia Revenue, 4.50%, 11/1/31, Callable 11/1/28 @ 100	99,093

		3,156,818

Rhode Island — 0.9%
1,295,000	Narragansett Bay Commission Revenue, 2.09%, 9/1/30	1,159,939
400,000	Narragansett Bay Commission Revenue, 2.26%, 9/1/32, Callable 9/1/30 @ 100	346,448
150,000	Rhode Island Infrastructure Bank Revenue, 2.70%, 10/1/28	142,730
1,000,000	Rhode Island Infrastructure Bank State Revolving Fund Revenue, Series A, 1.40%, 10/1/28	908,932

		2,558,049

Tennessee — 0.1%
160,000	Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, Series B, 1.47%, 7/1/27	150,158

Texas — 1.1%
250,000	City of Houston Combined Utility System Revenue, Series C, 2.05%, 11/15/26	240,717
170,000	City of Temple Utility System Revenue, 1.11%, 8/1/25	165,571
300,000	City of Temple Utility System Revenue, 1.53%, 8/1/27	281,335
690,000	City of Temple Utility System Revenue, 1.80%, 8/1/29	624,957
800,000	Dallas Area Rapid Transit Revenue, 2.18%, 12/1/32	691,890
335,000	Hidalgo County Drain District No 1 GO, Series A, 0.96%, 9/1/25	325,375
275,000	Hidalgo County Drain District No 1 GO, Series A, 1.11%, 9/1/26	261,416

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 225,000	Hidalgo County Drain District No 1 GO, Series A, 1.35%, 9/1/27	$ 210,438
130,000	Hidalgo County Drain District No 1 GO, Series A, 1.50%, 9/1/28	119,578
300,000	Hidalgo County Drain District No 1 GO, Series A, 1.67%, 9/1/29	271,744

		3,193,021

Utah — 0.2%
520,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 1.52%, 7/1/28	478,046

Vermont — 0.00%
100,000	Vermont Housing Finance Agency Property Transfer Tax Revenue Revenue, 3.45%, 11/1/29	95,981

Washington — 0.8%
2,400,000	City of Tacoma Electric System Revenue, Series C, 5.64%, 1/1/27	2,469,995

Total Municipal Bonds		42,367,870

(Cost $47,060,824)

Asset Backed Securities — 10.8%
2,065,000	DEXT ABS 2023-1 LLC, 7.13%, 9/15/32(e)	2,159,272
1,550,000	Dext ABS LLC, Series 2021-1, Class D, 2.81%, 3/15/29(e)	1,501,038
1,430,000	Dext ABS LLC, Series 2023-1, Class D, 8.82%, 3/15/33(e)	1,522,871
1,758,000	Dext ABS LLC, Series 2023-2, Class D, 8.30%, 5/15/34(e)	1,812,862
1,559,412	Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.22%, 5/17/27(e)	1,546,634
3,087,578	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28(e)	3,154,058
1,000,000	Lendbuzz Securitization Trust, Series 2024-1A, Class B, 6.58%, 9/15/29(e)	1,027,915
1,200,000	Lendbuzz Securitization Trust, Series 2024-2A, Class A2, 5.99%, 5/15/29(e)	1,211,331
750,000	Lendbuzz Securitization Trust, Series 2024-2A, Class B, 6.52%, 7/16/29(e)	774,490
1,085,000	Lendbuzz Securitization Trust, Series 2024-3A, Class C, 5.90%, 11/15/31(e)	1,082,187
3,192,948	Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62(e)	3,043,637
901,015	Sunnova Helios II Issuer LLC, Series 2021-B, Class A, 1.62%, 7/20/48(e)	787,100
1,344,194	Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(e)	1,063,026
825,373	Sunnova Helios VII Issuer LLC, Series 2021-C, Class A, 2.03%, 10/20/48(e)	701,016
206,343	Sunnova Helios VII Issuer LLC, Series 2021-C, Class C, 2.63%, 10/20/48(e)	128,872
1,904,271	Sunnova Helios XI Issuer LLC, Series 2023-A, Class B, 5.60%, 5/20/50(e)	1,832,449

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2024

Principal Amount		Value

$2,390,158	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C, 7.00%, 2/20/51(e)	$ 2,262,248
3,764,423	Sunnova Sol IV Issuer LLC, Series 2022-A, Class C, 3.53%, 2/22/49(e)	2,469,917
320,000	Switch ABS Issuer LLC, Series 2024-1A, Class A2, 6.28%, 3/25/54(e)	329,729
825,000	Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.44%, 6/25/54(e)	833,588
2,400,000	Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 7/20/27(e)	2,437,006

Total Asset Backed Securities		31,681,246

(Cost $32,508,130)

U.S. Government Agency Obligations — 2.8%
Small Business Administration — 1.6%
244,717	Certificate of Originator’s Fee, 0.03%, 4/15/31(a),(c)	114
447,502	Certificate of Originator’s Fee, 0.23%, 3/15/31(a),(c)	1,592
344,250	Certificate of Originator’s Fee, 0.23%, 5/15/31(a),(c)	1,225
108,364	Certificate of Originator’s Fee, 0.23%, 1/1/34(a)	610
179,309	Certificate of Originator’s Fee, 0.23%, 3/1/34(a)	1,009
164,250	Certificate of Originator’s Fee, 0.23%, 3/1/34(a)	925
187,500	Certificate of Originator’s Fee, 0.23%, 4/1/34(a)	1,055
187,500	Certificate of Originator’s Fee, 0.23%, 4/1/34(a)	1,055
135,000	Certificate of Originator’s Fee, 0.23%, 4/1/34(a)	760
389,700	Certificate of Originator’s Fee, 0.28%, 5/17/46(a),(c)	2,966
450,000	Certificate of Originator’s Fee, 0.48%, 9/1/31(a)	4,168
85,000	Certificate of Originator’s Fee, 0.48%, 4/1/34(a)	999
48,450	Certificate of Originator’s Fee, 0.48%, 4/1/34(a)	569
443,934	Certificate of Originator’s Fee, 0.53%, 6/15/31(a),(c)	3,640
132,635	Certificate of Originator’s Fee, 0.73%, 2/28/34(a)	2,416
262,500	Certificate of Originator’s Fee, 0.73%, 3/26/34(a)	4,781
262,500	Certificate of Originator’s Fee, 0.73%, 3/28/34(a)	4,781
187,500	Certificate of Originator’s Fee, 0.73%, 3/28/34(a)	3,415
222,833	Certificate of Originator’s Fee, 0.78%, 4/15/31(a),(c)	2,689
1,350,000	Certificate of Originator’s Fee, 0.78%, 7/15/31(a),(c)	16,290
495,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(a),(c)	5,973
103,500	Certificate of Originator’s Fee, 0.78%, 8/15/31(a),(c)	1,249
404,563	Certificate of Originator’s Fee, 1.03%, 4/15/46(a),(c)	11,328
346,986	Certificate of Originator’s Fee, 1.23%, 5/10/31(a)	8,236
270,000	Certificate of Originator’s Fee, 1.23%, 8/2/31(a)	6,408
139,500	Certificate of Originator’s Fee, 1.23%, 9/16/31(a)	3,311
940,950	Certificate of Originator’s Fee, 1.28%, 4/7/46(a),(c)	32,743
437,400	Certificate of Originator’s Fee, 1.28%, 6/23/46(a),(c)	15,220
1,226,700	Certificate of Originator’s Fee, 1.28%, 6/30/46(a),(c)	42,686
212,509	Certificate of Originator’s Fee, 1.73%, 9/8/33(a)	9,172
197,638	Certificate of Originator’s Fee, 1.73%, 10/27/33(a)	8,530
149,272	Certificate of Originator’s Fee, 1.98%, 8/10/33(a)	7,374
127,500	Certificate of Originator’s Fee, 1.98%, 11/16/33(a)	6,298

34

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 129,939	Certificate of Originator’s Fee, 1.98%, 12/12/33(a)	$ 6,419
186,547	Certificate of Originator’s Fee, 1.98%, 12/18/33(a)	9,215
26,839	(TBA), 5.27%, 3/30/28(a),(c)	27,097
11,727	(TBA), 5.58%, 9/23/25(a),(c)	11,703
14,504	(Prime Index - 2.500%), 6.00%, 2/25/28(c)	14,517
67,614	(Prime Index - 2.500%), 6.00%, 4/25/44(c)	67,750
64,461	7.08%, 7/25/30	64,798
32,389	(Prime Index - 0.675%), 7.83%, 9/25/43(c)	33,741
143,490	(Prime Index - 0.675%), 7.83%, 11/25/45(c)	150,059
143,686	(Prime Index + 0.118%), 8.62%, 1/25/46(c)	154,116
181,955	(Prime Index + 0.325%), 8.83%, 6/25/31(c)	189,196
269,060	(Prime Index + 0.325%), 8.83%, 7/25/31(c)	281,920
264,372	(Prime Index + 0.325%), 8.83%, 2/25/32(c)	277,749
59,075	(Prime Index + 0.325%), 8.83%, 9/25/44(c)	63,244
788,866	(Prime Index + 0.325%), 8.83%, 8/25/46(c)	847,441
452,533	(Prime Index + 0.375%), 8.88%, 10/25/31(c)	472,543
533,323	(Prime Index + 0.375%), 8.88%, 8/25/46(c)	566,820
29,624	9.08%, 9/25/29	30,470
133,864	(Prime Index + 0.575%), 9.08%, 4/25/31(c)	139,563
23,685	(Prime Index + 0.592%), 9.09%, 3/25/43(c)	25,164
13,777	(Prime Index + 0.700%), 9.20%, 2/25/28(c)	14,136
345,116	(Prime Index + 0.825%), 9.33%, 9/25/31(c)	364,193
270,158	(Prime Index + 0.875%), 9.38%, 1/25/32(c)	286,567
16,866	(Prime Index + 1.006%), 9.51%, 11/25/28(c)	17,494
35,020	(Prime Index + 1.232%), 9.73%, 6/25/29(c)	36,688
46,063	(Prime Index + 1.575%), 10.08%, 7/25/30(c)	48,474
43,138	(Prime Index + 2.325%), 10.83%, 10/25/30(c)	45,956
65,376	(Prime Index + 2.325%), 10.83%, 1/25/31(c)	70,891

		4,531,511

U.S. International Development Finance Corp. — 1.2%
1,000,000	1.44%, 4/15/28	936,524
500,000	1.65%, 4/15/28	471,216
2,108,180	(US Treasury Bill Yield 3-Month + 0.000%), 5.45%, 7/7/40(c)	2,108,180

		3,515,920

Total U.S. Government Agency Obligations		8,047,431

(Cost $8,473,115)

Collateralized Mortgage Obligation — 0.9%
2,800,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class C, (Term SOFR 1M + 2.090%), 7.19%, 1/17/39(c),(e)	2,735,639

Total Collateralized Mortgage Obligation		2,735,639

(Cost $2,787,865)

35

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2024

Commercial Paper — 8.0%
$5,000,000	Baptist Healthcare System Obligated Group, 4.97%, 10/24/24(h)	$ 4,983,627
1,000,000	Baptist Healthcare System Obligated Group, 5.27%, 10/3/24(h)	999,592
2,250,000	Charlotte-Mecklenburg Hospital Authority, 5.22%, 10/8/24(h)	2,247,390
5,000,000	City of Hope, 5.48%, 10/16/24(h)	4,988,349
3,000,000	Duke University Health System Inc., 5.35%, 10/16/24(h)	2,993,509
2,250,000	Sentara Health, 5.38%, 10/1/24(a),(h)	2,250,002
5,000,000	Trinity Health Corp., 5.32%, 10/28/24(h)	4,981,298

Total Commercial Paper		23,443,767

(Cost $23,443,986)

Shares		Value
Investment Company — 2.5%
7,460,944	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(i)	7,460,944

Total Investment Company		7,460,944

(Cost $7,460,944)

Total Investments		$310,926,209
(Cost $322,407,239)(j) — 105.8%

Liabilities in excess of other assets — (5.8)%		(17,014,713)

NET ASSETS — 100.0%		$293,911,496

(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Floating rate note. Rate shown is as of report date.

(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(e)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(g)	Perpetual security with no stated maturity date.

(h)	The rate represents effective yield at the time of purchase.

(i)	Affiliated investment.

(j)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

36

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

September 30, 2024

Financial futures contracts as of September 30, 2024:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	77	December 2024	$36,470	USD	$16,034,648	Barclays Capital Group
30 Year U.S. Treasury Bond	172	December 2024	(45,915)	USD	21,360,250	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	136	December 2024	(134,821)	USD	18,100,750	Barclays Capital Group

Total			$(144,266)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
5 Year U.S. Treasury Note	99	December 2024	$7,446	USD	$10,878,398	Barclays Capital Group

Total			$7,446

Abbreviations used are defined below:

AGM - Assured Guaranty Municipal Corp.

BAM - Bank of America

FHA - Insured by Federal Housing Administration

GO - General Obligations

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SOFR30A - Secured Overnight Financing Rate 30 Day Average

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

37

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2024

	RBC BlueBay Access Capital
	Community	RBC BlueBay Impact
	Investment Fund	Bond Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $781,491,810 and $314,946,295, respectively)	$722,799,532	$303,465,265
Affiliated investments (cost $7,567,885 and $7,460,944, respectively)	7,567,885	7,460,944
Cash at broker for financial futures contracts	513,865	1,484,501
Interest and dividend receivable	2,577,639	1,621,440
Receivable for capital shares issued	403,133	125,655
Receivable for investments sold	344,512	37,994
Unrealized appreciation on futures contracts	42,275	43,916
Prepaid expenses and other assets	14,069	22,690

Total Assets	734,262,910	314,262,405

Liabilities:
Professional fees payable	4,674	4,674
Distributions payable	564,049	153,212
Payable for capital shares redeemed	503,763	155,562
Payable for investments purchased	63,426,336	19,694,740
Unrealized depreciation on futures contracts	897	180,736
Accrued expenses and other payables:
Investment advisory fees	134,590	55,963
Accounting fees	9,651	6,432
Audit fees	43,008	43,008
Distribution fees	3,301	396
Custodian fees	7,189	1,190
Shareholder reports	24,921	9,146
Shareholder servicing fees	23,851	—
Transfer agent fees	72,531	25,011
Other	54,617	20,839

Total Liabilities	64,873,378	20,350,909

Net Assets	$669,389,532	$293,911,496

Net Assets Consists of:
Capital	$792,215,470	$323,667,531
Accumulated earnings	(122,825,938)	(29,756,035)

Net Assets	$669,389,532	$293,911,496

38

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2024

	RBC BlueBay Access Capital
	Community	RBC BlueBay Impact
	Investment Fund	Bond Fund

Net Assets
Class A	$6,045,460	$1,551,673
Class I	615,905,914	119,229,739
Class IS	47,438,158	N/A
Class R6	N/A	125,646,380
Class Y	N/A	47,483,704

Total	$669,389,532	$293,911,496

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	770,584	176,131
Class I	78,497,549	13,494,199
Class IS	6,048,460	N/A
Class R6	N/A	14,224,712
Class Y	N/A	5,380,426

Total	85,316,593	33,275,468

Net Asset Values and Redemption Prices Per Share:
Class A	$7.85	$8.81

Class I	$7.85	$8.84

Class IS	$7.84	$ N/A

Class R6	$ N/A	$8.83

Class Y	$ N/A	$8.83

Maximum Offering Price Per Share:
Class A	$8.16	$9.15

Maximum Sales Charge - Class A	3.75%	3.75%

See Notes to the Financial Statements.

39

FINANCIAL STATEMENTS

Statements of Operations

For the Year Ended September 30, 2024

	RBC BlueBay Access Capital
	Community	RBC BlueBay Impact
	Investment Fund	Bond Fund
Investment Income:
Interest income	$24,036,454	$10,471,529
Dividend income - affiliated	782,054	871,198

Total Investment Income	24,818,508	11,342,727
Expenses:
Investment advisory fees	2,315,955	918,223
Distribution fees–Class A	16,150	3,024
Accounting fees	191,619	89,464
Audit fees	47,755	48,926
Custodian fees	41,608	8,674
Insurance fees	3,683	3,393
Legal fees	25,348	66,268
Registrations and filing fees	72,819	64,690
Shareholder reports	101,598	47,689
Transfer agent fees–Class A	391	3,583
Transfer agent fees–Class I	398,020	166,933
Transfer agent fees–Class IS	46,504	—
Transfer agent fees–Class R6	—	19,561
Transfer agent fees–Class Y	—	3,517
Trustees’ fees and expenses	24,740	10,158
Shareholder services administration fees–Class I	302,800	—
Tax expense	4,420	4,420
Other fees	15,544	9,533

Total expenses before fee waiver/reimbursement	3,608,954	1,468,056
Expenses waived/reimbursed by:
Advisor	(667,219)	(386,323)

Net expenses	2,941,735	1,081,733

Net Investment Income	21,876,773	10,260,994

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	7,582,613	(605,761)
Futures contracts	(4,382,151)	(618,707)

Net realized gains/(losses)	3,200,462	(1,224,468)
Net change in unrealized appreciation on:
Investments	49,410,925	18,501,967
Futures contracts	1,079,817	1,337,969

Net unrealized gains	50,490,742	19,839,936

Change in net assets resulting from operations	$75,567,977	$28,876,462

See Notes to the Financial Statements.

40

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Access Capital
	Community
	Investment Fund
	For the	For the
	Year Ended	Year Ended
	September 30, 2024	September 30, 2023
From Investment Activities
Operations:
Net investment income	$21,876,773	$20,758,918
Net realized gains/(losses) from investments and futures contracts	3,200,462	(24,502,692)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	50,490,742	(1,507,577)

Change in net assets resulting from operations	75,567,977	(5,251,351)

Distributions to Shareholders:
Class A	(209,509)	(226,861)
Class I	(21,527,633)	(20,261,352)
Class IS	(1,712,275)	(1,742,538)

Change in net assets resulting from shareholder distributions	(23,449,417)	(22,230,751)

Capital Transactions: (Note 6)
Proceeds from shares issued	90,056,666	121,474,790
Distributions reinvested	16,034,292	14,581,994
Cost of shares redeemed	(148,286,842)	(153,251,128)

Change in net assets resulting from capital transactions	(42,195,884)	(17,194,344)

Net increase/(decrease) in net assets	9,922,676	(44,676,446)
Net Assets:
Beginning of year	659,466,856	704,143,302

End of year	$669,389,532	$659,466,856

Share Transactions:
Issued	11,981,562	16,040,760
Reinvested	2,126,253	1,918,222
Redeemed	(19,640,630)	(20,260,166)

Change in shares resulting from capital transactions	(5,532,815)	(2,301,184)

See Notes to the Financial Statements.

41

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Impact Bond Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment income	$10,260,994	$7,327,167
Net realized losses from investments and futures contracts	(1,224,468)	(10,113,113)
Net change in unrealized appreciation on investments and futures contracts	19,839,936	3,098,325

Change in net assets resulting from operations	28,876,462	312,379

Distributions to Shareholders:
Class A	(43,807)	(29,225)
Class I	(4,395,789)	(3,371,710)
Class R6	(3,676,830)	(2,376,728)
Class Y	(2,076,581)	(1,708,221)

Change in net assets resulting from shareholder distributions	(10,193,007)	(7,485,884)

Capital Transactions: (Note 6)
Proceeds from shares issued	71,764,723	46,839,383
Distributions reinvested	9,039,430	7,260,946
Cost of shares redeemed	(46,746,385)	(19,401,797)

Change in net assets resulting from capital transactions	34,057,768	34,698,532

Net increase in net assets	52,741,223	27,525,027
Net Assets:
Beginning of year	241,170,273	213,645,246

End of year	$293,911,496	$241,170,273

Share Transactions:
Issued	8,359,273	5,487,959
Reinvested	1,058,893	854,695
Redeemed	(5,517,191)	(2,280,281)

Change in shares resulting from capital transactions	3,900,975	4,062,373

See Notes to the Financial Statements.

42

FINANCIAL HIGHLIGHTS

RBC BlueBay Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 9/30/24	$7.26	0.22	0.61	0.83	(0.24)	(0.24)	$7.85
Year Ended 9/30/23	7.56	0.20	(0.28)	(0.08)	(0.22)	(0.22)	7.26
Year Ended 9/30/22	8.93	0.11	(1.33)	(1.22)	(0.15)	(0.15)	7.56
Year Ended 9/30/21	9.13	0.10	(0.15)	(0.05)	(0.15)	(0.15)	8.93
Year Ended 9/30/20	9.00	0.16	0.17	0.33	(0.20)	(0.20)	9.13
Class I
Year Ended 9/30/24	$7.26	0.25	0.61	0.86	(0.27)	(0.27)	$7.85
Year Ended 9/30/23	7.56	0.23	(0.29)	(0.06)	(0.24)	(0.24)	7.26
Year Ended 9/30/22	8.92	0.15	(1.33)	(1.18)	(0.18)	(0.18)	7.56
Year Ended 9/30/21	9.13	0.13	(0.16)	(0.03)	(0.18)	(0.18)	8.92
Year Ended 9/30/20	8.99	0.19	0.18	0.37	(0.23)	(0.23)	9.13
Class IS
Year Ended 9/30/24	$7.26	0.25	0.60	0.85	(0.27)	(0.27)	$7.84
Year Ended 9/30/23	7.56	0.23	(0.28)	(0.05)	(0.25)	(0.25)	7.26
Year Ended 9/30/22	8.92	0.15	(1.33)	(1.18)	(0.18)	(0.18)	7.56
Year Ended 9/30/21	9.12	0.13	(0.15)	(0.02)	(0.18)	(0.18)	8.92
Year Ended 9/30/20	8.98	0.19	0.18	0.37	(0.23)	(0.23)	9.12

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

43

FINANCIAL HIGHLIGHTS

RBC BlueBay Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets After Fees Waived/ Reimbursed and Excluding Interest Expense	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 9/30/24	11.68%	$6,045	0.80%	0.80%	2.97%	0.80%	127%
Year Ended 9/30/23	(1.20)%	6,963	0.80%	0.80%	2.61%	1.05%	74%
Year Ended 9/30/22	(13.84)%	9,515	0.80%	0.80%	1.36%	0.84%	21%
Year Ended 9/30/21	(0.61)%	14,233	0.80%	0.80%	1.07%	0.86%	25%
Year Ended 9/30/20	3.65%	16,662	0.80%	0.80%	1.71%	0.90%	23%
Class I
Year Ended 9/30/24	12.03%	$615,906	0.45%	0.45%	3.32%	0.55%	127%
Year Ended 9/30/23	(0.85)%	600,100	0.45%	0.45%	2.98%	0.53%	74%
Year Ended 9/30/22	(13.44)%	643,252	0.45%	0.45%	1.74%	0.51%	21%
Year Ended 9/30/21	(0.37)%	701,768	0.45%	0.45%	1.42%	0.52%	25%
Year Ended 9/30/20	4.13%	562,573	0.45%	0.45%	2.06%	0.51%	23%
Class IS
Year Ended 9/30/24	11.95%	$47,438	0.40%	0.40%	3.36%	0.53%	127%
Year Ended 9/30/23	(0.80)%	52,403	0.40%	0.40%	3.03%	0.53%	74%
Year Ended 9/30/22	(13.40)%	51,376	0.40%	0.40%	1.87%	0.50%	21%
Year Ended 9/30/21	(0.21)%	31,237	0.40%	0.40%	1.47%	0.55%	25%
Year Ended 9/30/20	4.19%	15,566	0.40%	0.40%	2.06%	0.59%	23%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

See Notes to the Financial Statements.

44

FINANCIAL HIGHLIGHTS

RBC BlueBay Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 9/30/24	$ 8.19	0.31	0.62	0.93	(0.31)	—	(0.31)	$8.81
Year Ended 9/30/23	8.42	0.25	(0.23)	0.02	(0.25)	—	(0.25)	8.19
Year Ended 9/30/22	10.17	0.17	(1.71)	(1.54)	(0.14)	(0.07)	(0.21)	8.42
Year Ended 9/30/21	10.58	0.09	(0.24)	(0.15)	(0.12)	(0.14)	(0.26)	10.17
Period Ended 9/30/20(b)	10.15	0.11	0.44	0.55	(0.12)	—	(0.12)	10.58
Class I
Year Ended 9/30/24	$ 8.21	0.33	0.63	0.96	(0.33)	—	(0.33)	$8.84
Year Ended 9/30/23	8.44	0.27	(0.23)	0.04	(0.27)	—	(0.27)	8.21
Year Ended 9/30/22	10.19	0.16	(1.67)	(1.51)	(0.17)	(0.07)	(0.24)	8.44
Year Ended 9/30/21	10.59	0.12	(0.23)	(0.11)	(0.15)	(0.14)	(0.29)	10.19
Year Ended 9/30/20	10.22	0.20	0.52	0.72	(0.23)	(0.12)	(0.35)	10.59
Class R6
Year Ended 9/30/24	$ 8.21	0.34	0.61	0.95	(0.33)	—	(0.33)	$8.83
Year Ended 9/30/23	8.44	0.27	(0.22)	0.05	(0.28)	—	(0.28)	8.21
Year Ended 9/30/22	10.19	0.16	(1.67)	(1.51)	(0.17)	(0.07)	(0.24)	8.44
Year Ended 9/30/21	10.60	0.12	(0.24)	(0.12)	(0.15)	(0.14)	(0.29)	10.19
Year Ended 9/30/20	10.22	0.21	0.52	0.73	(0.23)	(0.12)	(0.35)	10.60
Class Y
Year Ended 9/30/24	$ 8.20	0.33	0.63	0.96	(0.33)	—	(0.33)	$8.83
Year Ended 9/30/23	8.43	0.27	(0.22)	0.05	(0.28)	—	(0.28)	8.20
Year Ended 9/30/22	10.19	0.16	(1.68)	(1.52)	(0.17)	(0.07)	(0.24)	8.43
Period Ended 9/30/21(c)	10.15	0.05	0.04	0.09	(0.05)	—	(0.05)	10.19

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from January 28, 2020 (commencement of operations) through September 30, 2020.

(c)	For the period from April 12, 2021 (commencement of operations) through September 30, 2021.

45

FINANCIAL HIGHLIGHTS

RBC BlueBay Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 9/30/24	11.51%	$1,552	0.69%	3.66%	1.03%	79%
Year Ended 9/30/23	0.18%	974	0.70%	2.89%	1.09%	79%
Year Ended 9/30/22	(15.30)%	941	0.70%	1.91%	0.70%	33%
Year Ended 9/30/21	(1.47)%	21	0.70%	0.91%	54.43%	36%
Period Ended 9/30/20(b)	5.48%(c)	11	0.70%(d)	1.56%(d)	85.65%(d)	31%
Class I
Year Ended 9/30/24	11.89%	$119,230	0.44%	3.88%	0.63%	79%
Year Ended 9/30/23	0.44%	108,268	0.45%	3.15%	0.62%	79%
Year Ended 9/30/22	(15.05)%	95,006	0.45%	1.70%	0.65%	33%
Year Ended 9/30/21	(1.13)%	77,793	0.45%	1.14%	0.73%	36%
Year Ended 9/30/20	7.18%	21,661	0.45%	1.94%	1.08%	31%
Class R6
Year Ended 9/30/24	11.82%	$125,646	0.39%	3.95%	0.50%	79%
Year Ended 9/30/23	0.49%	80,372	0.40%	3.21%	0.48%	79%
Year Ended 9/30/22	(15.01)%	66,391	0.40%	1.69%	0.52%	33%
Year Ended 9/30/21	(1.17)%	81,762	0.40%	1.14%	0.62%	36%
Year Ended 9/30/20	7.33%	16,113	0.40%	2.06%	0.97%	31%
Class Y
Year Ended 9/30/24	11.96%	$47,484	0.39%	3.92%	0.49%	79%
Year Ended 9/30/23	0.49%	51,555	0.40%	3.19%	0.49%	79%
Year Ended 9/30/22	(15.11)%	51,307	0.40%	1.70%	0.50%	33%
Period Ended 9/30/21(e)	0.90%(c)	60,373	0.40%(d)	0.99%(d)	0.59%(d)	36%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

46

FINANCIAL HIGHLIGHTS

RBC BlueBay Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

(b)	For the period from January 28, 2020 (commencement of operations) through September 30, 2020.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from April 12, 2021 (commencement of operations) through September 30, 2021.

See Notes to the Financial Statements.

47

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 23 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). The predecessor fund for the RBC BlueBay Access Capital Fund (formerly, Access Capital Community Investment Fund) was reorganized into a series of the Trust, effective July 28, 2008. This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

-RBC BlueBay Access Capital Community Investment Fund (“Access Capital Community Investment Fund”)

-RBC BlueBay Impact Bond Fund (“Impact Bond Fund”)

The Access Capital Community Investment Fund offers three share classes: Class A, Class I and Class IS shares. The Impact Bond Fund offers four share classes: Class A, Class I, Class R6, and Class Y shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I, Class IS, Class R6 and Class Y shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US or its affiliates.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are

48

NOTES TO FINANCIAL STATEMENTS

generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

49

NOTES TO FINANCIAL STATEMENTS

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

• Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

50

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
RBC BlueBay Access Capital Community Investment Fund
Assets:
Investments in Securities
Municipal Bonds	$—	$13,635,426	$—	$13,635,426
U.S. Government Agency Backed Mortgages	—	685,318,612	—	685,318,612
U.S. Government Agency Obligations	—	23,715,491	—	23,715,491
Investment Company	7,567,885	—	—	7,567,885
Corporate Bond	—	130,003	—	130,003
Other Financial Instruments*
Financial futures contracts	42,275	—	—	42,275

Total Assets	$7,610,160	$722,799,532	$—	$730,409,692

Liabilities:
Other Financial Instruments:
Financial futures contracts	$(897)	$—	$—	$(897)

RBC BlueBay Impact Bond Fund
Assets:
Investments in Securities
Municipal Bonds	—	42,367,870	—	42,367,870
U.S. Government Agency Backed Mortgages	—	107,519,115	—	107,519,115
U.S. Government Agency Obligations	—	8,047,431	—	8,047,431
Asset Backed Securities	—	31,681,246	—	31,681,246
Collateralized Mortgage Obligation	—	2,735,639	—	2,735,639
Commercial Paper	—	23,443,767	—	23,443,767
Investment Company	7,460,944	—	—	7,460,944
Corporate Bonds	—	87,670,197	—	87,670,197
Other Financial Instruments*
Financial futures contracts	43,916	—	—	43,916

Total Assets	$7,504,860	$303,465,265	$—	$310,970,125

Liabilities:
Other Financial Instruments:
Financial futures contracts	$(180,736)	$—	$—	$(180,736)

* Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts which are valued at fair value.

Reverse Repurchase Agreements:

To obtain short-term financing, the Access Capital Community Investment Fund may enter into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral.

51

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2024 there were no open reverse Repurchase Agreements.

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”.

Mortgage Backed Securities:

Because the Funds will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the RBC BlueBay Access Capital Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. The Funds may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Funds. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

52

NOTES TO FINANCIAL STATEMENTS

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Bond futures and U.S. Treasury Notes futures during the year ended September 30, 2024.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at September 30, 2024.

Fair Values of Derivative Financial Instrument as of September 30, 2024(1)
Statement of Assets and Liabilities Location
Asset Derivatives
	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Interest Rate Risk:
Unrealized appreciation on futures contracts	$42,275	$43,916

Total	$42,275	$43,916

Liability Derivatives
	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Interest Rate Risk:
Unrealized depreciation on futures contracts	$897	$180,736

Total	$897	$180,736

53

NOTES TO FINANCIAL STATEMENTS

The effect of derivative instruments on the Statement of Operations during the year ended September 30, 2024 is as follows:

Derivative Instruments Categorized by Risk Exposure	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Net realized Gain/(Loss) From:
Interest Rate Risk:
Financial futures contracts	$(4,382,151)	$(618,707)

Total	$(4,382,151)	$(618,707)

Derivative Instruments Categorized by Risk Exposure	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Net Change in Unrealized Appreciation/(Depreciation) From:
Interest Rate Risk:
Financial futures contracts	$1,079,817	$1,337,969

Total	$1,079,817	$1,337,969

(1)	Not considered to be hedging instruments for accounting disclosure purposes.

For the year ended September 30, 2024, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Futures long position (contracts)	102	360
Futures short position (contracts)	151	116

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

54

NOTES TO FINANCIAL STATEMENTS

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), RBC BlueBay U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund. As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the money market fund.

	Value September 30, 2023	Purchases	Sales	Value September 30, 2024	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund—Institutional Class 1
RBC BlueBay Access Capital Community Investment Fund	$37,795,609	$125,571,840	$(155,799,564)	$7,567,885	$782,054
RBC BlueBay Impact Bond Fund	22,167,440	123,743,230	(138,449,726)	7,460,944	871,198

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

55

NOTES TO FINANCIAL STATEMENTS

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
RBC BlueBay Access Capital Community Investment Fund	0.35%
RBC BlueBay Impact Bond Fund	0.35%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class IS Annual Rate	Class R6 Annual Rate	Class Y Annual Rate
RBC BlueBay Access Capital Community Investment Fund	0.80%	0.45%	0.40%	N/A	N/A
RBC BlueBay Impact Bond Fund	0.70%	0.45%	N/A	0.40%	0.40%

This expense limitation agreement is in place until January 31, 2025, and shall continue for additional one-year terms unless terminated by either party at any time. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months (3 years for the Impact Bond Fund), provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

As of September 30, 2024, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/22		FYE 9/30/23		FYE 9/30/24	Total
RBC BlueBay Access Capital Community Investment Fund	$	N/A	$	N/A	$634,555	$634,555
RBC BlueBay Impact Bond Fund		308,395		291,003	357,998	957,396

There was no recoupment of expense reimbursements/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such programs are not subject to recoupment.

56

NOTES TO FINANCIAL STATEMENTS

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the year ended September 30, 2024, the amount waived was $25,331 and $28,325 for RBC BlueBay Access Capital Community Investment Fund and RBC BlueBay Impact Bond Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statement of Operations.

RBC GAM-US serves as co-administrator to the Funds. Bank of New York Mellon (“BNY Mellon”) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based in part on each Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operation.

RBC GAM-US also provides certain CRA-related administrative services to Class I shareholders of Access Capital Community Investment Fund pursuant to a Special Administrative Services Agreement with the Trust. In consideration for such services and the assumption of related expenses, RBC GAM-US receives a fee of 0.05% of the average daily net assets of Class I shares of the Fund.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $92,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statements of Operations in “Trustee’ fees”.

The table below shows, as of September 30, 2024, the Fund’s net assets, the shares held by the Advisor, and the percent of total net assets represented by the Advisor’s investment in the Funds.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
RBC BlueBay Impact Bond Fund	$293,911,496	5,687,440	17.1%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the year ended September 30, 2024, there were no fees waived by the Distributor.

57

NOTES TO FINANCIAL STATEMENTS

For the year ended September 30, 2024, the Distributor received commissions of $5,004 in front-end sales charges of Class A shares of the Funds, of which $5,000 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the year ended September 30, 2024.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the year ended September 30, 2024 were as follows:

	Purchases (Excl. U.S. Gov’t)	Sales (Excl. U.S. Gov’t)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
RBC BlueBay Access Capital Community Investment Fund	$—	$940,041	$928,750,653	$889,529,038
RBC BlueBay Impact Bond Fund	61,060,724	54,377,418	176,352,341	138,994,695

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“Shares Outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	RBC BlueBay Access Capital Community Investment Fund		RBC BlueBay Impact Bond Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$141,191	$408,295	$500,000	$60,793
Distributions reinvested	206,765	223,108	43,697	29,194
Cost of shares redeemed	(1,760,200)	(2,904,215)	(64,438)	(28,543)

Change in Class A	$(1,412,244)	$(2,272,812)	$479,259	$61,444

Class I
Proceeds from shares issued	$77,994,836	$103,160,902	$21,536,884	$31,047,111
Distributions reinvested	14,144,109	12,620,383	4,305,097	3,313,753
Cost of shares redeemed	(123,806,572)	(134,043,813)	(23,110,439)	(17,880,242)

Change in Class I	$(31,667,627)	$(18,262,528)	$2,731,542	$16,480,622

Class IS
Proceeds from shares issued	$11,920,639	$17,905,593	$—	$—
Distributions reinvested	1,683,418	1,738,503	—	—
Cost of shares redeemed	(22,720,070)	(16,303,100)	—	—

Change in Class IS	$(9,116,013)	$3,340,996	$—	$—

Class R6
Proceeds from shares issued	$—	$—	$49,727,839	$15,731,479
Distributions reinvested	—	—	2,619,363	2,212,031
Cost of shares redeemed	—	—	(13,571,508)	(1,493,012)

Change in Class R6	$—	$—	$38,775,694	$16,450,498

58

NOTES TO FINANCIAL STATEMENTS

	RBC BlueBay Access Capital Community Investment Fund		RBC BlueBay Impact Bond Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Class Y
Distributions reinvested	$—	$—	$2,071,273	$1,705,968
Cost of shares redeemed	—	—	(10,000,000)	—

Change in Class Y	$—	$—	$(7,928,727)	$1,705,968

Change in net assets resulting from capital transactions	$(42,195,884)	$(17,194,344)	$34,057,768	$34,698,532

SHARE TRANSACTIONS:
Class A
Issued	18,684	53,280	59,595	7,118
Reinvested	27,435	29,342	5,122	3,444
Redeemed	(234,479)	(381,958)	(7,548)	(3,367)

Change in Class A	(188,360)	(299,336)	57,169	7,195

Class I
Issued	10,386,548	13,648,609	2,514,330	3,638,268
Reinvested	1,875,271	1,660,052	504,099	389,941
Redeemed	(16,432,616)	(17,732,669)	(2,706,684)	(2,097,983)

Change in Class I	(4,170,797)	(2,424,008)	311,745	1,930,226

Class IS
Issued	1,576,330	2,338,871	—	—
Reinvested	223,547	228,828	—	—
Redeemed	(2,973,535)	(2,145,539)	—	—

Change in Class IS	(1,173,658)	422,160	—	—

Class R6
Issued	—	—	5,785,348	1,842,573
Reinvested	—	—	306,699	260,326
Redeemed	—	—	(1,656,146)	(178,931)

Change in Class R6	—	—	4,435,901	1,923,968

Class Y
Reinvested	—	—	242,973	200,984
Redeemed	—	—	(1,146,813)	—

Change in Class Y	—	—	(903,840)	200,984

Change in shares resulting from capital transactions	(5,532,815)	(2,301,184)	3,900,975	4,062,373

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

59

NOTES TO FINANCIAL STATEMENTS

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
RBC BlueBay Access Capital Community Investment Fund	$789,059,695	$2,191,662	$(60,883,940)	$(58,692,278)
RBC BlueBay Impact Bond Fund	322,407,239	3,013,098	(14,494,128)	(11,481,030)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax mark-to-market of derivatives.

The tax character of distributions during the year ended September 30, 2024 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
RBC BlueBay Access Capital Community Investment Fund	$23,438,888	$23,438,888	$23,438,888
RBC BlueBay Impact Bond Fund	10,063,324	10,063,324	10,063,324

The tax character of distributions during the year ended September 30, 2023 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
RBC BlueBay Access Capital Community Investment Fund	$23,287,093	$23,287,093	$23,287,093
RBC BlueBay Impact Bond Fund	7,490,077	7,490,077	7,490,077

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

60

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Undistributed ordinary income	$8,859	$158,415
Undistributed long term gain	—	—

Accumulated earnings	8,859	158,415
Accumulated capital loss carryforwards	(63,578,470)	(18,280,208)
Unrealized depreciation	(58,692,278)	(11,481,030)
Other temporary differences	(564,049)	(153,212)

Total Accumulated Losses	$(122,825,938)	$(29,756,035)

As of September 30, 2024, the Access Capital Community Investment Fund and the Impact Bond Fund had a short-term capital loss carryforward of $11,811,252 and $3,894,129 and a long-term capital loss carryforward of $51,767,218 and $14,386,079 respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

As of September 30, 2024, the Access Capital Community Investment Fund and the Impact Bond Fund had utilized capital loss carryforward of $6,994,555 and $2,018,127 respectively.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

8. Line of Credit

The Funds are participants in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 26, 2025. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Fund participates in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at September 30, 2024. There were no borrowings made by the Funds under the line of credit during the year ended September 30, 2024.

61

NOTES TO FINANCIAL STATEMENTS

9. Significant Risks

Shareholder concentration risk:

As of September 30, 2024, the following Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
RBC BlueBay Access Capital Community Investment Fund	1	20.1%
RBC BlueBay Impact Bond Fund	1	15.8%

In addition, an unaffiliated shareholder owned 15.7% of the Impact Bond Fund as of September 30, 2024. Significant transactions by these shareholders may impact the Funds’ performance.

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

62

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of RBC Funds Trust and Shareholders of RBC BlueBay Access Capital Community Investment Fund and RBC BlueBay Impact Bond Fund.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of RBC BlueBay Access Capital Community Investment Fund and RBC BlueBay Impact Bond Fund (two of the funds constituting RBC Funds Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Minneapolis, Minnesota

November 22, 2024

We have served as the auditor of one or more investment companies in the RBC Funds since 2016.

63

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended September 30, 2024, the following Funds had a qualified interest income percentage of:

Qualified Interest Income
RBC BlueBay Access Capital Community Investment Fund	99.91%
RBC BlueBay Impact Bond Fund	99.22%

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

64

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreement

In September 2024, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreement (“Agreement”) with the Advisor for each Fund for an additional year.

As part of their review of the Agreement, the Trustees requested and considered information regarding the advisory services performed by the Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year; information presented at both a special meeting held to review requested material related to the proposed renewals and a regular meeting at which the proposed renewals were considered, and their experience with the management and portfolio management teams over the years. The information included material provided by the Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company, providing comparative fee and expense information and comparative performance information for the Funds vs. funds in the same category and funds in more tailored peer groups. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as the senior investment professionals responsible for managing the Funds, to discuss the information and the Advisor’s ongoing management of the Funds. The Trustees reviewed the nature and quality of the services provided to the Funds by the Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks and their respective Morningstar categories and peer groups as well as information with respect to custom peer groups designed to align more closely with the Funds’ specific investment strategies. With respect to the RBC BlueBay Access Capital Community Investment Fund, the Trustees were informed that the Fund’s category consists of funds that own Treasury bonds in addition to mortgage bonds, while the Fund does not invest in Treasuries, and that only one other fund in its category employs a socially conscious strategy and, accordingly, the available comparative data is not necessarily fully applicable. For the RBC BlueBay Impact Bond Fund, the Board noted that while the Fund had underperformed the median performance of its custom peer group for the 1, 3 and 5 year periods, it has shown recent improvement by outperforming the median performance of its Morningstar category and its benchmark index for the 1 year period.

In considering the nature and quality of services to be provided by the Advisor, the Trustees were informed with respect to the research, credit, and fundamental analysis capabilities; the specialized expertise in the area of fixed income investments eligible for regulatory credit under the Community Reinvestment Act of 1977 (“CRA”); the Advisor’s significant expertise with regard to evaluating environmental, social and governance (ESG) factors, and the extensive portfolio management experience of the Advisor’s staff as well as its operational and compliance structure and systems and financial strength. The Trustees noted that advisory fees and expense ratios were competitive and, in particular, that neither of the Funds had total net expenses that exceeded the median of its peer group. The Trustees also received reports from the Advisor regarding the performance and fee levels for other advisory client accounts it advises in similar strategies and discussed differences in services provided, noting that the need to: manage liquidity for shareholder redemptions; collateral requirements, and regulatory matters; and evaluating relevant ESG factors and CRA eligibility, all require additional time and attention from the investment team.

The Trustees reviewed advisory fee and expense information for each Fund compared to similarly situated funds, including information regarding other client accounts advised or sub-advised by the Advisor with similar investment strategies and the reasons for any differences in fees. The Trustees considered, and viewed favorably, the arrangements to subsidize Fund expenses at competitive levels through expense limitation agreements. The Trustees reviewed profitability data — including year-over-year variances — for the Advisor and considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Funds.

65

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Based upon their review, the Trustees determined that the advisory fees payable to the Advisor were fair and reasonable in light of the nature and quality of services provided under all the circumstances and was within the range of what might have been negotiated at arms’ length. The Trustees concluded that it is in the interests of the Funds and their shareholders for the Trustees to approve the approval of the Agreement, as well as continuation of the expense limitation agreement for the Funds for an additional year. In arriving at their collective decision to approve the Agreement, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

66

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the year ended September 30, 2024.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

RBCF-II AR 09-24

RBC Global Asset Management Financial Statements and Other Important Information For the year ended September 30, 2024 RBC BlueBay Emerging Market Debt Fund RBC BlueBay High Yield Bond Fund RBC BlueBay Core Plus Bond Fund RBC BlueBay Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund

September 30, 2024

Principal Amount		Value

Foreign Government Bonds — 66.9%
Angola — 1.6%
$ 465,000	Angolan Government International Bond, EMTN, 8.00%, 11/26/29(a)	$422,581
1,240,000	Angolan Government International Bond, 8.25%, 5/9/28(a)	1,175,433
296,000	Angolan Government International Bond, 8.75%, 4/14/32(a)	265,544

		1,863,558

Argentina — 2.5%
3,108,816	Argentine Republic Government International Bond, 3.50%, 7/9/41	1,416,863
3,007,095	Argentine Republic Government International Bond, 4.13%, 7/9/35	1,443,818

		2,860,681

Bahrain — 0.3%
400,000	Bahrain Government International Bond, 6.00%, 9/19/44(a)	353,169

Brazil — 1.7%
1,000,000	Brazilian Government International Bond, 6.13%, 3/15/34	1,020,810
890,000	Brazilian Government International Bond, 7.13%, 5/13/54	923,518

		1,944,328

Bulgaria — 0.4%
530,000	Bulgaria Government International Bond, 5.00%, 3/5/37(a)	530,289

Chile — 1.5%
490,000	Chile Government International Bond, 4.00%, 1/31/52	405,788
425,000	Chile Government International Bond, 4.85%, 1/22/29	434,281
925,000	Chile Government International Bond, 5.33%, 1/5/54	937,511

		1,777,580

Colombia — 3.1%
735,000	Colombia Government International Bond, 3.25%, 4/22/32	593,221
1,320,000	Colombia Government International Bond, 3.88%, 2/15/61	769,704
210,000	Colombia Government International Bond, 4.13%, 5/15/51	132,652
1,310,000	Colombia Government International Bond, 8.00%, 11/14/35	1,397,428
635,000	Colombia Government International Bond, 8.75%, 11/14/53	697,412

		3,590,417

Costa Rica — 1.0%
200,000	Costa Rica Government International Bond, 6.55%, 4/3/34(b)	213,300
200,000	Costa Rica Government International Bond, 6.55%, 4/3/34(a)	213,300
650,000	Costa Rica Government International Bond, 7.30%, 11/13/54(a)	719,111

		1,145,711

Dominican Republic — 3.6%
967,000	Dominican Republic International Bond, 5.95%, 1/25/27(a)	979,408

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 350,000	Dominican Republic International Bond, 6.00%, 7/19/28(a)	$358,907
480,000	Dominican Republic International Bond, Series REGs, 6.60%, 6/1/36(a)	509,991
500,000	Dominican Republic International Bond, 6.88%, 1/29/26(a)	508,815
585,000	Dominican Republic International Bond, 7.05%, 2/3/31(a)	630,967
8,350,000(c)	Dominican Republic International Bond, 11.25%, 9/15/35(b)	152,278
55,000,000(c)	Dominican Republic International Bond, 11.25%, 9/15/35(a)	1,003,026

		4,143,392

Ecuador — 1.1%
505,000	Ecuador Government International Bond, 5.00%, 7/31/40(a)	261,226
1,848,779	Ecuador Government International Bond, 5.50%, 7/31/35(a)	1,049,807

		1,311,033

Egypt — 2.2%
880,000	Egypt Government International Bond, 6.59%, 2/21/28(a)	839,073
200,000	Egypt Government International Bond, EMTN, 7.30%, 9/30/33(a)	169,780
1,014,000	Egypt Government International Bond, EMTN, 7.50%, 2/16/61(a)	732,255
1,010,000	Egypt Government International Bond, 7.90%, 2/21/48(a)	776,977

		2,518,085

El Salvador — 1.6%
406,000	El Salvador Government International Bond, 6.38%, 1/18/27(a)	389,874
390,000	El Salvador Government International Bond, 7.63%, 2/1/41(a)	318,430
783,000	El Salvador Government International Bond, 7.65%, 6/15/35(a)	675,858
510,000	El Salvador Government International Bond, 9.25%, 4/17/30(a)	507,747

		1,891,909

Ghana — 1.0%
1,129,000	Ghana Government International Bond, 7.75%, 4/7/29(a)	592,534
730,000	Ghana Government International Bond, 8.95%, 3/26/51(a)	387,158
295,000	Ghana Government International Bond, 10.75%, 10/14/30(b)	201,918

		1,181,610

Guatemala — 1.9%
390,000	Guatemala Government Bond, 3.70%, 10/7/33(a)	333,892
665,000	Guatemala Government Bond, 6.05%, 8/6/31(a)	682,634
680,000	Guatemala Government Bond, 6.55%, 2/6/37(a)	707,247
475,000	Guatemala Government Bond, 6.60%, 6/13/36(a)	498,679

		2,222,452

Hungary — 0.6%
1,100,000	Hungary Government International Bond, 3.13%, 9/21/51(a)	733,860

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2024

Principal Amount		Value

Indonesia — 1.1%
$ 1,235,000	Indonesia Government International Bond, 3.35%, 3/12/71	$867,911
6,000,000,000(d)	Indonesia Treasury Bond, Series FR98, 7.13%, 6/15/38	412,664

		1,280,575

Iraq — 0.3%
367,500	Iraq International Bond, 5.80%, 1/15/28(a)	356,703

Ivory Coast — 0.6%
200,000	Ivory Coast Government International Bond, 7.63%, 1/30/33(a)	205,310
220,000	Ivory Coast Government International Bond, 7.63%, 1/30/33(b)	225,840
210,000	Ivory Coast Government International Bond, 8.25%, 1/30/37(b)	215,873

		647,023

Jordan — 0.5%
640,000	Jordan Government International Bond, 7.38%, 10/10/47(a)	589,724

Kenya — 0.4%
520,000	Republic of Kenya Government International Bond, 9.75%, 2/16/31(a)	525,562

Lebanon — 0.3%
36,000	Lebanon Government International Bond, GMTN, 5.80%, 4/14/20(a),(e)	2,827
166,000	Lebanon Government International Bond, 6.00%, 1/27/23(a),(e)	12,878
85,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(a),(e)	6,613
261,000	Lebanon Government International Bond, EMTN, 6.15%, 6/19/20(e)	20,286
1,680,000	Lebanon Government International Bond, GMTN, 6.38%, 3/9/20(e)	130,911
1,951,000	Lebanon Government International Bond, EMTN, 8.25%, 4/12/21(a),(e)	151,459
5,000	Lebanon Government International Bond, 8.25%, 5/17/34(e)	390

		325,364

Macedonia — 0.5%
480,000(f)	North Macedonia Government International Bond, 6.96%, 3/13/27(a)	557,513

Montenegro — 0.3%
370,000	Montenegro Government International Bond, 7.25%, 3/12/31(a)	387,197

Morocco — 0.3%
340,000	Morocco Government International Bond, 5.95%, 3/8/28(a)	351,186

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2024

Principal Amount		Value

Nigeria — 1.3%
$ 850,000	Nigeria Government International Bond, EMTN, 6.13%, 9/28/28(a)	$770,208
200,000	Nigeria Government International Bond, EMTN, 7.38%, 9/28/33(a)	170,027
644,000	Nigeria Government International Bond, 7.88%, 2/16/32(a)	579,332

		1,519,567

Oman — 2.4%
2,560,000	Oman Government International Bond, 6.75%, 1/17/48(a)	2,769,960

Pakistan — 2.1%
830,000	Pakistan Government International Bond, EMTN, 6.00%, 4/8/26(a)	777,496
610,000	Pakistan Government International Bond, EMTN, 7.38%, 4/8/31(a)	517,257
145,000	Pakistan Government International Bond, 7.88%, 3/31/36(a)	116,643
1,035,000	Pakistan Government International Bond, 8.25%, 9/30/25(a)	1,015,120

		2,426,516

Panama — 3.1%
1,535,000	Panama Government International Bond, 3.87%, 7/23/60	965,973
1,920,000	Panama Government International Bond, 4.50%, 4/1/56	1,382,314
250,000	Panama Government International Bond, 6.85%, 3/28/54	253,532
885,000	Panama Government International Bond, 8.00%, 3/1/38	999,295

		3,601,114

Paraguay — 2.0%
860,000	Paraguay Government International Bond, 5.40%, 3/30/50(a)	801,835
230,000	Paraguay Government International Bond, 5.85%, 8/21/33(b)	239,599
425,000	Paraguay Government International Bond, 5.85%, 8/21/33(a)	442,736
230,000	Paraguay Government International Bond, 6.00%, 2/9/36(a)	242,556
4,379,000,000(g)	Paraguay Government International Bond, 7.90%, 2/9/31(b)	573,621

		2,300,347

Peru — 0.5%
585,000	Peruvian Government International Bond, 5.88%, 8/8/54	614,921

Philippines — 2.2%
835,000	Philippine Government International Bond, 2.95%, 5/5/45	617,125
710,000	Philippine Government International Bond, 5.60%, 5/14/49	765,881
520,000	Philippine Government International Bond, 5.61%, 4/13/33	556,467
550,000	ROP Sukuk Trust, 5.05%, 6/6/29(a)	567,566

		2,507,039

Poland — 2.3%
600,000	Bank Gospodarstwa Krajowego, EMTN, 5.38%, 5/22/33(a)	615,229
455,000	Republic of Poland Government International Bond, 5.50%, 4/4/53	466,002

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 1,045,000	Republic of Poland Government International Bond, 5.50%, 3/18/54	$1,067,867
450,000	Republic of Poland Government International Bond, 5.75%, 11/16/32	483,065

		2,632,163

Qatar — 0.6%
540,000	Qatar Government International Bond, 4.82%, 3/14/49(a)	533,057
200,000	Qatar Government International Bond, 5.10%, 4/23/48(a)	205,682

		738,739

Romania — 3.0%
190,000(f)	Romanian Government International Bond, EMTN, 2.00%, 4/14/33(a)	163,960
807,000(f)	Romanian Government International Bond, EMTN, 2.75%, 4/14/41(a)	605,521
497,000(f)	Romanian Government International Bond, EMTN, 3.38%, 1/28/50(a)	376,514
437,000(f)	Romanian Government International Bond, 5.13%, 9/24/31(b)	488,711
452,000	Romanian Government International Bond, 5.75%, 3/24/35(b)	450,045
130,000	Romanian Government International Bond, 5.88%, 1/30/29(a)	133,151
350,000	Romanian Government International Bond, 5.88%, 1/30/29(b)	358,484
366,000(f)	Romanian Government International Bond, 6.00%, 9/24/44(b)	404,492
130,000	Romanian Government International Bond, 6.38%, 1/30/34(a)	135,057
340,000	Romanian Government International Bond, 6.38%, 1/30/34(b)	353,225

		3,469,160

Senegal — 0.4%
450,000	Senegal Government International Bond, Series 7Y, 7.75%, 6/10/31(a)	429,937

Serbia — 2.4%
690,000(f)	Serbia International Bond, EMTN, 2.05%, 9/23/36(a)	572,666
1,080,000	Serbia International Bond, 6.00%, 6/12/34(a)	1,112,836
400,000	Serbia International Bond, 6.25%, 5/26/28(a)	415,750
600,000	Serbia International Bond, 6.50%, 9/26/33(a)	641,127

		2,742,379

South Africa — 2.4%
275,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	267,061
915,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	707,399
1,200,000	Republic of South Africa Government International Bond, 5.38%, 7/24/44	999,463

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 620,000	Republic of South Africa Government International Bond, 5.88%, 6/22/30	$625,635
200,000	Republic of South Africa Government International Bond, 7.30%, 4/20/52	198,882

		2,798,440

Sri Lanka — 1.6%
280,000	Sri Lanka Government International Bond, 5.75%, 4/18/25	153,667
250,000	Sri Lanka Government International Bond, 6.20%, 5/11/27(a)	139,462
275,000	Sri Lanka Government International Bond, 6.35%, 6/28/25(a)	151,352
390,000	Sri Lanka Government International Bond, 6.83%, 7/18/26(a)	218,541
911,000	Sri Lanka Government International Bond, 6.85%, 3/14/99(a)	501,136
730,000	Sri Lanka Government International Bond, 7.55%, 3/28/30(a)	408,685
424,000	Sri Lanka Government International Bond, 7.85%, 3/14/29(a)	238,395

		1,811,238

Tunisia — 0.5%
600,000	Tunisian Republic, 5.75%, 1/30/25(a)	579,686

Turkey — 4.2%
650,000	Hazine Mustesarligi Varlik Kiralama AS, 8.51%, 1/14/29(a)	711,272
280,000	Istanbul Metropolitan Municipality, 10.50%, 12/6/28(b)	307,449
2,660,000	Turkey Government International Bond, 4.88%, 4/16/43	2,004,265
1,954,000	Turkey Government International Bond, 5.75%, 5/11/47	1,584,152
200,000	Turkiye Ihracat Kredi Bankasi AS, EMTN, 9.00%, 1/28/27(a)	213,409

		4,820,547

Ukraine — 1.5%
66,457	Ukraine Government International Bond, 0.00%, 2/1/30(b)	29,150
248,341	Ukraine Government International Bond, 0.00%, 2/1/34(b)	83,399
209,866	Ukraine Government International Bond, 0.00%, 2/1/35(b)	91,092
174,888	Ukraine Government International Bond, 0.00%, 2/1/36(b)	75,559
119,702	Ukraine Government International Bond, 1.75%, 2/1/29(b)	70,526
298,787	Ukraine Government International Bond, 1.75%, 2/1/34(b)	133,168
378,583	Ukraine Government International Bond, 1.75%, 2/1/35(b)	164,717
419,542	Ukraine Government International Bond, 1.75%, 2/1/36(b)	180,516
1,267,000	Ukraine Government International Bond, 7.75%, 8/1/41(a),(h)	892,233

		1,720,360

United Arab Emirates — 1.5%
1,000,000	Abu Dhabi Government International Bond, 3.13%, 9/30/49(a)	733,897
799,000	Finance Department Government of Sharjah, GMTN, 4.00%, 7/28/50(a)	557,360
415,000(f)	Finance Department Government of Sharjah, Series REgs, 4.63%, 1/17/31(a)	462,607

		1,753,864

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2024

Principal Amount		Value

Uruguay — 1.5%
$ 1,147,599	Uruguay Government International Bond, 4.98%, 4/20/55	$1,114,342
24,005,400(i)	Uruguay Government International Bond, 9.75%, 7/20/33	574,963

		1,689,305

Uzbekistan — 1.9%
430,000	Republic of Uzbekistan International Bond, 3.90%, 10/19/31(a)	367,663
675,000	Republic of Uzbekistan International Bond, 6.90%, 2/28/32(a)	679,440
560,000	Republic of Uzbekistan International Bond, 7.85%, 10/12/28(b)	591,238
650,000	Uzbekneftegaz JSC, 4.75%, 11/16/28(a)	573,939

		2,212,280

Venezuela — 0.6%
2,675,000	Venezuela Government International Bond, 7.75%, 10/13/19(a),(e)	336,003
73,800	Venezuela Government International Bond, 8.25%, 10/13/24(a),(e)	10,138
1,720,000	Venezuela Government International Bond, 11.75%, 10/21/26(a),(e)	275,575
125,000	Venezuela Government International Bond, 11.95%, 8/5/31(a),(e)	19,847
375,000	Venezuela Government International Bond, 12.75%, 8/23/22(a),(e)	59,968

		701,531

Zambia — 0.5%
470,000	Zambia Government International Bond, 0.50%, 12/31/53(a)	230,875
406,022	Zambia Government International Bond, 5.75%, 6/30/33(a)	358,047

		588,922

Total Foreign Government Bonds		77,516,936

(Cost $73,414,960)

Corporate Bonds — 23.4%
Brazil — 0.4%
520,278	MV24 Capital BV, 6.75%, 6/1/34(a)	507,749

Cayman Islands — 0.5%
515,000	EDO Sukuk Ltd., 5.66%, 7/3/31(a)	530,197

Chile — 1.4%
200,000	Corp. Nacional del Cobre de Chile, 5.13%, 2/2/33(a)	199,007
200,000	Corp. Nacional del Cobre de Chile, 5.95%, 1/8/34(a)	209,916
600,000	Corp. Nacional del Cobre de Chile, 5.95%, 1/8/34(b)	629,746
400,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	423,302
200,000	Empresa Nacional del Petroleo, 5.95%, 7/30/34(b)	209,912

		1,671,883

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2024

Principal Amount		Value

Colombia — 1.6%
$ 225,000	Ecopetrol SA, 5.88%, 5/28/45	$169,228
695,000	Ecopetrol SA, 5.88%, 11/2/51	505,792
530,000	Ecopetrol SA, 8.63%, 1/19/29	570,950
530,000	Ecopetrol SA, 8.88%, 1/13/33	568,004

		1,813,974

Jamaica — 0.2%
200,000	Kingston Airport Revenue Finance Ltd., 6.75%, 12/15/36(b)	207,387

Kazakhstan — 0.2%
102,500,000(j)	Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(b)	210,784

Mexico — 6.0%
12,580,000(k)	America Movil SAB de CV, 9.50%, 1/27/31	623,914
530,000	Comision Federal de Electricidad, 4.69%, 5/15/29(a)	514,272
235,000	Comision Federal de Electricidad, 6.45%, 1/24/35(b)	233,854
370,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(b)	385,677
790,000	Mexico City Airport Trust, 5.50%, 7/31/47(a)	678,697
3,612,000	Petroleos Mexicanos, 5.63%, 1/23/46	2,355,183
3,059,000	Petroleos Mexicanos, 6.35%, 2/12/48	2,111,702

		6,903,299

Oman — 1.6%
500,000	EDO Sukuk Ltd., 5.88%, 9/21/33(a)	526,473
440,000	Lamar Funding Ltd., 3.96%, 5/7/25(a)	435,707
890,000	OQ SAOC, GMTN, 5.13%, 5/6/28(a)	893,941

		1,856,121

Paraguay — 0.5%
416,018	Rutas 2 & 7 Finance Ltd., 0.00%, 9/30/36(a),(l)	298,656
262,000	Telefonica Celular del Paraguay SA, 5.88%, 4/15/27(a)	260,397

		559,053

Peru — 1.6%
1,190,000(m)	Credicorp Capital Sociedad Titulizadora SA, 10.10%, 12/15/43(a),(b)	335,376
815,000	InRetail Consumer, 3.25%, 3/22/28(a)	763,262
713,000	Niagara Energy SAC, 5.75%, 10/3/34(b)	716,499

		1,815,137

Qatar — 0.7%
400,000	Qatar Energy, 3.13%, 7/12/41(a)	317,590
620,000	QatarEnergy, 3.30%, 7/12/51(a)	463,177

		780,767

Saudi Arabia — 2.5%
875,000	Greensaif Pipelines Bidco Sarl, EMTN, 5.85%, 2/23/36(a)	905,818

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 1,105,000	Greensaif Pipelines Bidco Sarl, 6.10%, 8/23/42(a)	$1,145,362
440,000	Greensaif Pipelines Bidco Sarl, 6.13%, 2/23/38(a)	466,067
400,000	Greensaif Pipelines Bidco Sarl, 6.51%, 2/23/42(a)	431,528

		2,948,775

South Africa — 0.2%
200,000	Eskom Holdings SOC Ltd., 7.13%, 2/11/25(a)	199,993

Turkey — 0.5%
410,000	TC Ziraat Bankasi AS, EMTN, 8.00%, 1/16/29(a)	429,985
200,000	Ziraat Katilim Varlik Kiralama AS, 9.38%, 11/12/26(a)	214,822

		644,807

United Arab Emirates — 5.3%
927,000	Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/2/54(b)	914,563
917,000	Adnoc Murban Rsc Ltd., 5.13%, 9/11/54(b)	902,334
400,000	DP World Crescent Ltd., 5.50%, 9/13/33(a)	417,590
1,030,000	DP World Salaam, 6.00%, (a),(n),(o)	1,028,589
393,339	Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34(a)	349,085
909,637	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(a)	766,868
710,000	Masdar Abu Dhabi Future Energy Co., EMTN, 4.88%, 7/25/29(a)	722,296
610,000	Masdar Abu Dhabi Future Energy Co., EMTN, 5.25%, 7/25/34(a)	632,129
200,000	MDGH GMTN RSC Ltd., EMTN, 4.38%, 11/22/33(a)	196,974
200,000	MDGH GMTN RSC Ltd., 5.50%, 4/28/33(a)	213,179

		6,143,607

Venezuela — 0.2%
173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(a),(e)	16,388
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20(a),(e)	239,347

		255,735

Total Corporate Bonds		27,049,268

(Cost $26,533,570)

Contracts Put Option Purchased — 0.00%
110,000	CAD CALL VERSUS EUR PUT, Strike Price USD 1.4320, Expires 10/31/24, Notional Amount EUR 157,520	1,467
890,000	USD CALL VERSUS GBP PUT, Strike Price USD 1.215, Expires 10/03/24, Notional Amount GBP 1,081,350	—

Total Put Option Purchased		1,467

(Cost $20,126)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2024

Principal Amount		Value

Municipal Bond — 0.2%
Turkey — 0.2%
200,000	Istanbul Metropolitan Municipality, 10.75%, 4/12/27(a)	$217,235

Total Municipal Bond		217,235

(Cost $196,486)

Shares
Investment Company — 28.9%
33,397,607	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (p)	33,397,607

Total Investment Company		33,397,607

(Cost $33,397,607)

Total Investments		$138,182,513
(Cost $133,562,749)(q) — 119.4%

Liabilities in excess of other assets — (19.4)%		(22,421,053)

NET ASSETS — 100.0%		$115,761,460

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2024

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Principal amount denoted in Dominican peso.

(d)	Principal amount denoted in Indonesian Rupiah.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Principal amount denoted in Euros.

(g)	Principal amount denoted in Paraguayan Guarani.

(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)	Principal amount denoted in Uruguayan peso.

(j)	Principal amount denoted in Kazakhstani tenge.

(k)	Principal amount denoted in Mexican peso.

(l)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(m)	Principal amount denoted in Peruvian sol.

(n)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(o)	Perpetual security with no stated maturity date.

(p)	Affiliated investment.

(q)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2024

Foreign currency exchange contracts as of September 30, 2024:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	486,773	USD	88,927	Citibank N.A.	11/4/24	$ 59
BRL	5,085,484	USD	920,000	Citibank N.A.	11/4/24	9,666
BRL	339,420	USD	62,013	Citibank N.A.	11/4/24	35
CLP	246,295,971	USD	262,249	Citibank N.A.	10/17/24	11,589
CLP	117,524,492	USD	125,876	Citibank N.A.	10/17/24	4,790
CLP	93,688,546	USD	100,701	Citibank N.A.	10/17/24	3,464
CLP	494,780,422	USD	538,151	Citibank N.A.	10/17/24	11,958
CLP	37,554,242	USD	41,748	Citibank N.A.	10/17/24	6
CLP	23,210,053	USD	25,175	Citibank N.A.	10/17/24	630
CLP	49,561,802	USD	54,931	Citibank N.A.	10/17/24	173
EUR	925,000	USD	1,004,578	Citibank N.A.	10/17/24	25,862
EUR	180,000	USD	197,362	Citibank N.A.	10/17/24	3,156
KRW	1,142,400,000	USD	840,000	Citibank N.A.	10/17/24	30,146
KRW	196,993,500	USD	150,000	Citibank N.A.	10/17/24	47
MYR	3,858,216	USD	910,000	Barclays Bank Plc	10/17/24	25,230
TRY	8,713,491	USD	240,161	Citibank N.A.	10/17/24	9,960
TRY	20,943,426	USD	542,211	Citibank N.A.	11/12/24	42,177
USD	17,757	COP	73,459,139	Citibank N.A.	10/17/24	333
USD	203,165	MXN	3,824,367	Citibank N.A.	10/17/24	9,461
USD	946,973	MXN	17,448,111	Citibank N.A.	10/17/24	63,229
USD	203,164	MXN	3,822,234	Citibank N.A.	10/17/24	9,569
ZAR	1,150,000	USD	62,848	Citibank N.A.	10/17/24	3,613
ZAR	23,043,563	USD	1,286,986	Citibank N.A.	10/17/24	44,757

						$ 309,910

BRL	2,049,000	USD	375,000	Citibank N.A.	11/4/24	$ (427)
BRL	1,522,633	USD	279,060	Citibank N.A.	11/4/24	(711)
CLP	184,457,399	USD	205,164	Citibank N.A.	10/17/24	(80)
COP	36,729,569	USD	9,009	Citibank N.A.	10/17/24	(296)
MXN	5,630,131	USD	287,864	Citibank N.A.	10/17/24	(2,699)
MXN	6,675,059	USD	342,136	Citibank N.A.	10/17/24	(4,045)
MXN	597,844	USD	30,912	Citibank N.A.	10/17/24	(631)
PHP	19,717,088	USD	353,163	Citibank N.A.	10/17/24	(1,708)
PHP	27,733,444	USD	496,837	Citibank N.A.	10/17/24	(2,492)
PHP	23,809,100	USD	430,000	Citibank N.A.	10/17/24	(5,606)
USD	835,658	MYR	3,922,580	Barclays Bank Plc	10/17/24	(115,174)
USD	258,477	CLP	238,294,858	Citibank N.A.	10/17/24	(6,465)
USD	264,161	CLP	242,993,816	Citibank N.A.	10/17/24	(6,005)
USD	145,879	CLP	134,595,222	Citibank N.A.	10/17/24	(3,767)
USD	121,483	CLP	112,080,474	Citibank N.A.	10/17/24	(3,130)
USD	3,548,939	EUR	3,258,783	Citibank N.A.	10/17/24	(81,310)
USD	470,863	EUR	430,000	Citibank N.A.	10/17/24	(8,152)
USD	393,106	IDR	6,431,981,044	Citibank N.A.	10/17/24	(30,654)
USD	430,000	KRW	574,423,240	Citibank N.A.	10/17/24	(7,527)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2024

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	243,218	TRY	8,713,490	Citibank N.A.	10/17/24	$(6,903)
USD	673,007	ZAR	12,302,523	Citibank N.A.	10/17/24	(37,986)
USD	517,254	ZAR	9,370,000	Citibank N.A.	10/17/24	(24,261)
USD	568,451	TRY	20,943,426	Citibank N.A.	11/12/24	(15,937)

						$(365,966)

Total						$(56,056)

Financial futures contracts as of September 30, 2024:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	12	December 2024	$(28,282)	EUR	$1,802,234	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	10	December 2024	4,513	USD	1,182,969	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	9	December 2024	12,967	USD	1,197,844	Morgan Stanley & Co. LLC

Total			$(10,802)

Total return swaps as of September 30, 2024:

Fixed Rate	Pay/ Receive	Reference Entity	Payment Freq	Counterparty	Exp Date	Notional Amount (000)	Upfront Premiums Paid (Received)	Value	Unreal App (Dep)
1.00%	Receive	Nigeria Government Bond	Y	Citibank N.A.	2/21/34	NGN503,657	0	$(15,534)	(15,534)

Total								$(15,534)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2024

Interest rate swaps as of September 30, 2024:

Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counterparty	Exp. Date	Notional Amount (000)	Premium Paid/ (Received)	Unreal Dep	Value
10.73%	BRL-HSBCLDN	Receive	Yearly	Morgan Stanley & Co. LLC	1/4/27	BRL15,996	$0	$(95,954)	$(95,954)

Total							$0	$(95,954)	$(95,954)

Credit default swaps buy protection as of September 30, 2024:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Egypt Government International Bond	Quarterly	Citigroup Global Markets Limited	12/20/25	USD	200	$30,791	$(24,426)	$6,365
1.00%	Markit CDX EM Index Series 42	Quarterly	Morgan Stanley & Co. LLC	12/20/29	EUR	4,053	(89,414)	(2,513)	(91,927)
1.00%	Markit CDX EM Index Series 42	Quarterly	Morgan Stanley & Co. LLC	12/20/29	EUR	1,400	(31,425)	(329)	(31,754)
1.00%	Mexico Government International Bond	Quarterly	Barclays Bank plc	6/20/29	USD	3,980	34,231	(18,638)	15,593
1.00%	Petroleos Mexicanos	Quarterly	Morgan Stanley & Co. International plc	12/20/26	USD	76	6,661	(3,690)	2,971
1.00%	Petroleos Mexicanos	Quarterly	Barclays Bank plc	12/20/26	USD	124	10,827	(5,979)	4,848
1.00%	Petroleos Mexicanos	Quarterly	Morgan Stanley & Co. International plc	12/20/26	USD	170	13,769	(7,123)	6,646
1.00%	Saudi Government International Bond	Quarterly	Barclays Bank plc	12/20/29	USD	1,730	(30,365)	(1,205)	(31,571)
1.00%	Saudi Government International Bond	Quarterly	Barclays Bank plc	12/20/29	USD	580	(10,187)	(398)	(10,584)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2024

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Turkey Government International Bond	Quarterly	Morgan Stanley & Co. International plc	6/20/25	USD	1,110	$5,314	$(8,651)	$(3,337)
1.00%	Turkey Government International Bond	Quarterly	Citigroup Global Markets Limited	12/20/29	USD	1,800	141,017	(7,544)	133,473
1.00%	Turkey Government International Bond	Quarterly	Barclays Bank plc	12/20/29	USD	580	43,423	(415)	43,008

Total							$124,642	$(80,911)	$43,731

Credit default swaps sell protection as of September 30, 2024:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS%	Notional Amount (000)		Premium Paid/ (Received)	Unreal. App.	Value
1.00%	Egypt Government International Bond*	Quarterly	Morgan Stanley & Co. International plc	6/20/29	2.644	USD	820	$(159,141)	$9,672	$(149,469)

Total								$(159,141)	$9,672	$(149,469)

*	Credit Rating of the issuer or the underlying security is B, provided by Fitch Ratings.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

September 30, 2024

Abbreviations used are defined below:

BRL - Brazilian Real

CLP - Chilean Peso

COP - Colombian Peso

EMTN - Euro Medium Term Note

EUR - Euro

GMTN - Global Medium Term Note

ICS - Implied Credit Spread

IDR - Indonesian Rupiah

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigerian Naira

PHP - Philippine Peso

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund

September 30, 2024

Principal Amount		Value

Corporate Bonds — 95.0%
Australia — 0.8%
$ 1,644,000	Mineral Resources Ltd., 8.00%, 11/1/27(a)	$1,686,756
1,542,000	Mineral Resources Ltd., 8.50%, 5/1/30(a)	1,607,066
2,127,000	Mineral Resources Ltd., 9.25%, 10/1/28(a)	2,258,995
143,548	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(a),(b),(c)	—
220,972	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	17,236

		5,570,053

Bermuda — 0.5%
3,587,964	Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK, 7.63%, 10/15/25(a)	3,580,713

Canada — 3.2%
4,125,000	AltaGas Ltd., 7.20%, 10/15/54(a),(d)	4,210,154
2,200,000	Bank of Nova Scotia (The), 8.00%, 1/27/84(d)	2,360,297
2,139,000	Bombardier, Inc., 6.00%, 2/15/28(a)	2,152,213
2,521,000	Bombardier, Inc., 7.00%, 6/1/32(a)	2,636,550
308,000	Bombardier, Inc., 7.88%, 4/15/27(a)	308,849
5,089,000	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(a)	5,057,922
2,875,000	NOVA Chemicals Corp., 4.25%, 5/15/29(a)	2,673,150
1,125,000	NOVA Chemicals Corp., 9.00%, 2/15/30(a)	1,218,542
2,795,000	Primo Water Holdings, Inc., 4.38%, 4/30/29(a)	2,679,103

		23,296,780

Czech Republic — 0.3%
1,984,000	Allwyn Entertainment Financing UK Plc, 7.88%, 4/30/29(a)	2,092,436

Finland — 0.6%
4,397,000	Nordea Bank Abp, 6.30%, (a),(d),(e)	4,364,022

France — 3.7%
3,665,000	Altice France SA, 8.13%, 2/1/27(a)	2,975,418
1,526,000	BNP Paribas SA, 7.75%, (a),(d),(e)	1,604,459
9,431,000	Credit Agricole SA, 6.70%, (a),(d),(e)	9,408,247
1,353,000	Iliad Holding SASU, 6.50%, 10/15/26(a)	1,367,014
2,881,000	Iliad Holding SASU, 7.00%, 10/15/28(a)	2,932,444
3,415,000	Iliad Holding SASU, 8.50%, 4/15/31(a)	3,674,912
5,310,000	Societe Generale SA, 8.50%, (a),(d),(e)	5,405,866

		27,368,360

Germany — 2.6%
4,325,000	Cerdia Finanz GmbH, 9.38%, 10/3/31(a)	4,411,934
3,044,000	Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(a)	2,952,524
4,400,000	Commerzbank AG, 7.00%, (d),(e),(f)	4,399,678

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

September 30, 2024

Principal Amount		Value

$2,505,000	IHO Verwaltungs GmbH, PIK, 4.75%, 9/15/26(a)	$2,465,557
4,682,000	ZF North America Capital, Inc., 4.75%, 4/29/25(a)	4,643,441

		18,873,134

Hong Kong — 0.6%
4,133,000	Melco Resorts Finance Ltd., 7.63%, 4/17/32(a)	4,260,537

Israel — 0.3%
2,500,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	2,403,549

Italy — 0.7%
2,802,000	Optics Bidco SpA, Series 2033, 6.38%, 11/15/33(a)	2,923,425
2,362,000	UniCredit SpA, 5.86%, 6/19/32(a),(d)	2,376,861

		5,300,286

Luxembourg — 1.9%
3,596,000	Altice Financing SA, 5.00%, 1/15/28(a)	3,040,970
1,475,000	Altice Financing SA, 5.75%, 8/15/29(a)	1,188,786
2,204,000	Altice Financing SA, 9.63%, 7/15/27(a)	2,156,059
1,374,000	Altice France Holding SA, 10.50%, 5/15/27(a)	480,022
3,078,000	INEOS Finance Plc, 7.50%, 4/15/29(a)	3,217,399
3,678,000	Intelsat Jackson Holdings SA, 6.50%, 3/15/30(a)	3,534,159

		13,617,395

Netherlands — 1.1%
4,256,000	Sunrise HoldCo IV BV, 5.50%, 1/15/28(a)	4,237,243
1,946,000	VZ Secured Financing BV, 5.00%, 1/15/32(a)	1,789,909
1,883,000	Ziggo Bond Co. BV, 5.13%, 2/28/30(a)	1,736,530

		7,763,682

United Kingdom — 4.8%
3,282,000	Ardonagh Finco Ltd., 7.75%, 2/15/31(a)	3,394,767
3,317,000	Barclays Plc, 8.00%, (d),(e)	3,493,370
3,240,000	Barclays Plc, 9.63%, (d),(e)	3,636,873
1,815,000	Connect Finco Sarl / Connect US Finco LLC, 9.00%, 9/15/29(a)	1,754,573
3,196,000	Global Auto Holdings Ltd/AAG FH UK Ltd., 8.38%, 1/15/29(a)	3,091,915
3,162,000	Global Auto Holdings Ltd/AAG FH UK Ltd., 8.75%, 1/15/32(a)	2,961,633
2,088,000	Howden UK Refinance PLC / Howden UK Refinance 2 Plc / Howden US Refinance LLC, 7.25%, 2/15/31(a)	2,166,459
1,642,000	Howden UK Refinance PLC / Howden UK Refinance 2 Plc / Howden US Refinance LLC, 8.13%, 2/15/32(a)	1,686,006
1,652,000	Jaguar Land Rover Automotive Plc, 4.50%, 10/1/27(a)	1,616,404
6,141,000	Vmed O2 UK Financing I Plc, 4.75%, 7/15/31(a)	5,467,079
3,683,000	Vmed O2 UK Financing I Plc, 7.75%, 4/15/32(a)	3,779,387
2,563,000	Vodafone Group Plc, 4.13%, 6/4/81(d)	2,322,309

		35,370,775

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

September 30, 2024

Principal Amount		Value

United States — 73.9%
$2,298,000	Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/6/30(a)	$2,366,675
3,945,000	Acrisure LLC / Acrisure Finance, Inc., 8.25%, 2/1/29(a)	4,071,648
5,941,000	Adient Global Holdings Ltd., 4.88%, 8/15/26(a)	5,882,718
1,643,000	Adient Global Holdings Ltd., 8.25%, 4/15/31(a)	1,744,184
2,703,000	ADT Security Corp. (The), 4.13%, 8/1/29(a)	2,581,521
3,117,000	Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/1/29(a)	3,159,665
5,542,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(a)	5,599,051
6,022,000	Allied Universal Holdco LLC, 7.88%, 2/15/31(a)	6,155,489
4,596,000	Ally Financial, Inc., Series B, 4.70%, (d),(e)	3,998,780
2,032,000	Alpha Generation LLC, 6.75%, 10/15/32(a)	2,062,378
2,543,000	AMC Networks, Inc., 10.25%, 1/15/29(a)	2,618,647
3,725,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(a)	3,894,899
4,988,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 4/15/30(a)	4,632,086
3,550,000	APX Group, Inc., 5.75%, 7/15/29(a)	3,514,279
1,785,000	Avient Corp., 6.25%, 11/1/31(a)	1,830,197
1,750,000	Avient Corp., 7.13%, 8/1/30(a)	1,825,548
2,104,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(a)	2,093,838
3,075,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.00%, 2/15/31(a)	3,145,412
2,246,000	Ball Corp., 6.88%, 3/15/28	2,322,612
3,098,333	BCPE Ulysses Intermediate, Inc., PIK, 7.75%, 4/1/27(a)	3,065,448
2,000,000	Boost Newco Borrower LLC, 7.50%, 1/15/31(a)	2,145,430
3,116,000	Brandywine Operating Partnership LP, REIT, 8.88%, 4/12/29	3,444,450
3,463,000	Bread Financial Holdings, Inc., 9.75%, 3/15/29(a)	3,661,637
1,690,000	Brink’s Co. (The), 6.50%, 6/15/29(a)	1,750,689
5,236,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	5,215,751
2,014,000	Cablevision Lightpath LLC, 3.88%, 9/15/27(a)	1,915,067
3,651,000	Cablevision Lightpath LLC, 5.63%, 9/15/28(a)	3,426,751
2,059,000	Caesars Entertainment, Inc., 6.50%, 2/15/32(a)	2,129,655
1,301,000	Caesars Entertainment, Inc., 7.00%, 2/15/30(a)	1,359,386
7,037,000	Calpine Corp., 5.25%, 6/1/26(a)	7,016,284
4,147,000	Camelot Return Merger Sub, Inc., 8.75%, 8/1/28(a)	4,199,465
5,221,000	Carriage Services, Inc., 4.25%, 5/15/29(a)	4,843,880
3,825,565	Carvana Co., PIK, 12.00%, 12/1/28(a)	4,011,916
958,500	Carvana Co., PIK, 13.00%, 6/1/30(a)	1,042,403
4,675,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	4,295,113
2,944,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(a)	2,864,623
3,484,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27(a)	3,426,827
5,264,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 3/1/31(a)	5,382,329

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

September 30, 2024

Principal Amount		Value

$1,966,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.38%, 4/15/27	$1,958,812
2,384,000	Champions Financing, Inc., 8.75%, 2/15/29(a)	2,429,394
3,710,000	Chart Industries, Inc., 9.50%, 1/1/31(a)	4,046,152
1,735,000	CHS/Community Health Systems, Inc., 8.00%, 12/15/27(a)	1,739,804
3,589,000	CHS/Community Health Systems, Inc., 10.88%, 1/15/32(a)	3,955,823
3,254,000	Churchill Downs, Inc., 6.75%, 5/1/31(a)	3,364,757
4,239,000	Cinemark USA, Inc., 7.00%, 8/1/32(a)	4,428,891
4,590,000	Citizens Financial Group, Inc., Series B, (Term SOFR 3M + 3.265%), 8.58%, (e),(g)	4,564,747
1,436,000	Civitas Resources, Inc., 8.75%, 7/1/31(a)	1,522,160
6,136,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(a)	6,136,739
2,368,000	Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30(a)	2,478,254
2,989,000	Cloud Software Group, Inc., 6.50%, 3/31/29(a)	2,974,832
2,655,000	Cloud Software Group, Inc., 8.25%, 6/30/32(a)	2,775,287
4,902,000	Cloud Software Group, Inc., 9.00%, 9/30/29(a)	4,989,084
3,636,000	Constellium SE, 5.63%, 6/15/28(a)	3,632,264
2,569,000	Coty Inc/HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 7/15/30(a)	2,669,098
2,139,000	Coty, Inc., 5.00%, 4/15/26(a)	2,129,945
1,656,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(a)	1,623,282
3,218,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 7.50%, 12/15/33(a)	3,491,477
1,660,000	CSC Holdings LLC, 7.50%, 4/1/28(a)	1,106,939
4,182,000	CSC Holdings LLC, 11.25%, 5/15/28(a)	4,038,250
9,021,000	Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(a)	9,015,309
1,535,000	Directv Financing LLC, 8.88%, 2/1/30(a)	1,546,414
2,488,000	DISH DBS Corp., 5.25%, 12/1/26(a)	2,307,292
3,334,000	DISH DBS Corp., 5.75%, 12/1/28(a)	2,927,439
2,960,000	DISH Network Corp., 11.75%, 11/15/27(a)	3,104,366
4,745,000	Domtar Corp., 6.75%, 10/1/28(a)	4,348,805
3,438,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/30(a)	3,544,642
3,485,000	EQM Midstream Partners LP, 4.75%, 1/15/31(a)	3,375,380
3,743,000	EQM Midstream Partners LP, 6.38%, 4/1/29(a)	3,867,276
698,000	EQM Midstream Partners LP, 6.50%, 7/15/48	722,335
2,228,000	Esab Corp., 6.25%, 4/15/29(a)	2,291,159
4,375,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 4/1/26(a)	4,364,537
3,447,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 4/1/29(a)	3,225,296
2,300,000	Fiesta Purchaser, Inc., 9.63%, 9/15/32(a)	2,379,784
3,065,000	Focus Financial Partners LLC, 6.75%, 9/15/31(a)	3,088,576
5,301,000	Ford Motor Credit Co. LLC, 2.70%, 8/10/26	5,094,781
2,404,000	Forestar Group, Inc., 3.85%, 5/15/26(a)	2,352,100
1,754,000	Forestar Group, Inc., 5.00%, 3/1/28(a)	1,711,755
4,080,000	Freedom Mortgage Corp., 12.00%, 10/1/28(a)	4,459,877
3,187,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(a)	3,315,372
2,243,000	Gap, Inc. (The), 3.63%, 10/1/29(a)	2,028,281
2,262,000	Gen Digital, Inc., 6.75%, 9/30/27(a)	2,325,118
1,983,000	GFL Environmental, Inc., 6.75%, 1/15/31(a)	2,080,759

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 2,133,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	$2,147,027
4,418,000	Graphic Packaging International LLC, 6.38%, 7/15/32(a)	4,564,067
3,916,000	Gray Television, Inc., 10.50%, 7/15/29(a)	4,094,519
3,616,000	Griffon Corp., 5.75%, 3/1/28	3,566,373
3,172,000	Herc Holdings, Inc., 5.50%, 7/15/27(a)	3,168,677
3,435,000	Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29(a)	3,523,542
2,287,000	International Game Technology Plc, 4.13%, 4/15/26(a)	2,258,478
2,829,000	ITT Holdings LLC, 6.50%, 8/1/29(a)	2,683,663
2,108,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(a)	2,006,036
4,654,000	Kaiser Aluminum Corp., 4.63%, 3/1/28(a)	4,505,552
3,561,000	Kraken Oil & Gas Partners LLC, 7.63%, 8/15/29(a)	3,556,753
4,252,000	LBM Acquisition LLC, 6.25%, 1/15/29(a)	4,023,206
3,782,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(a)	3,565,202
3,422,000	Level 3 Financing, Inc., 10.50%, 5/15/30(a)	3,708,637
3,060,405	Level 3 Financing, Inc., 11.00%, 11/15/29(a)	3,392,638
2,828,000	LifePoint Health, Inc., 9.88%, 8/15/30(a)	3,115,261
4,772,000	LifePoint Health, Inc., 11.00%, 10/15/30(a)	5,395,814
5,184,000	Lightning Power LLC, 7.25%, 8/15/32(a)	5,443,160
2,556,000	Macy’s Retail Holdings LLC, 5.88%, 3/15/30(a)	2,504,879
2,164,000	Macy’s Retail Holdings LLC, 6.13%, 3/15/32(a)	2,098,385
3,994,000	McAfee Corp., 7.38%, 2/15/30(a)	3,896,970
1,850,000	McGraw-Hill Education, Inc., 7.38%, 9/1/31(a)	1,919,283
4,424,000	Medline Borrower LP, 3.88%, 4/1/29(a)	4,188,255
1,368,000	Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/1/29(a)	1,410,698
2,513,000	Nationstar Mortgage Holdings, Inc., 5.00%, 2/1/26(a)	2,500,982
1,564,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(a)	1,563,804
831,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29(a)	845,461
2,064,000	Nationstar Mortgage Holdings, Inc., 7.13%, 2/1/32(a)	2,158,812
2,286,000	Neptune Bidco US, Inc., 9.29%, 4/15/29(a)	2,237,936
7,149,000	NESCO Holdings II, Inc., 5.50%, 4/15/29(a)	6,587,655
815,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 2/15/29(a)	835,676
3,366,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 8.38%, 2/15/32(a)	3,469,056
2,000,000	Novelis Corp., 3.25%, 11/15/26(a)	1,932,887
3,456,000	NuStar Logistics LP, 5.75%, 10/1/25	3,458,233
3,348,000	NuStar Logistics LP, 6.38%, 10/1/30	3,474,613
2,924,000	OneMain Finance Corp., 9.00%, 1/15/29	3,097,895
2,700,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.13%, 4/30/31(a)	2,540,891
2,718,000	Piedmont Operating Partnership LP, REIT, 6.88%, 7/15/29	2,858,173
5,162,000	Pike Corp., 5.50%, 9/1/28(a)	5,053,200
803,000	Post Holdings, Inc., 5.63%, 1/15/28(a)	809,927
1,875,000	Post Holdings, Inc., 6.25%, 10/15/34(a)	1,889,793
4,133,000	PRA Group, Inc., 8.88%, 1/31/30(a)	4,301,635
6,718,000	Prairie Acquiror LP, 9.00%, 8/1/29(a)	6,941,603
3,520,000	Rand Parent LLC, 8.50%, 2/15/30(a)	3,585,920
6,976,000	Rocket Software, Inc., 9.00%, 11/28/28(a)	7,278,972

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

September 30, 2024

Principal Amount		Value

$3,916,000	Royal Caribbean Cruises Ltd., 5.63%, 9/30/31(a)	$3,966,588
3,479,000	Royal Caribbean Cruises Ltd., 6.25%, 3/15/32(a)	3,609,223
4,304,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30(a)	4,273,485
2,401,000	Service Corp. International, 5.75%, 10/15/32	2,416,522
3,586,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(a)	3,747,025
2,878,000	Sinclair Television Group, Inc., 4.13%, 12/1/30(a)	2,256,517
1,762,000	Sirius XM Radio, Inc., 3.13%, 9/1/26(a)	1,703,228
5,652,000	Sirius XM Radio, Inc., 4.00%, 7/15/28(a)	5,332,018
3,353,000	Six Flags Entertainment Corp., 7.25%, 5/15/31(a)	3,470,118
3,398,000	Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(a)	3,416,325
3,123,000	Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	3,369,477
6,365,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26(a)	6,342,219
4,342,000	Standard Industries, Inc., 5.00%, 2/15/27(a)	4,309,988
2,031,000	Staples, Inc., 10.75%, 9/1/29(a)	1,971,436
2,070,000	Summer BC Bidco B LLC, 5.50%, 10/31/26(a)	2,045,057
1,830,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(a)	1,739,596
3,056,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 2/15/29(a)	3,089,753
4,574,000	Tapestry, Inc., 7.05%, 11/27/25	4,667,410
2,022,000	Tenet Healthcare Corp., 6.13%, 10/1/28	2,038,754
3,455,000	Terex Corp., 6.25%, 10/15/32(a)	3,455,000
1,369,000	TransDigm, Inc., 5.50%, 11/15/27	1,364,404
4,606,000	TransDigm, Inc., 6.75%, 8/15/28(a)	4,745,109
3,157,000	U.S. Cellular Corp., 6.70%, 12/15/33	3,514,261
2,113,000	U.S. Foods, Inc., 6.88%, 9/15/28(a)	2,202,809
2,013,000	UKG, Inc., 6.88%, 2/1/31(a)	2,080,848
2,930,000	Univision Communications, Inc., 6.63%, 6/1/27(a)	2,938,913
1,740,000	Univision Communications, Inc., 8.50%, 7/31/31(a)	1,743,578
5,200,000	Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29(a)	4,914,148
7,119,000	Venture Global LNG, Inc., 7.00%, 1/15/30(a)	7,306,041
3,304,000	Venture Global LNG, Inc., 9.00%, (a),(d),(e)	3,349,080
5,246,000	Viasat, Inc., 7.50%, 5/30/31(a)	3,611,772
6,300,000	Vital Energy, Inc., 7.88%, 4/15/32(a)	6,102,838
372,649	Voyager Aviation Holdings LLC, 8.50%, 5/9/26(a),(b),(c),(h)	126,701
5,893,000	Walgreens Boots Alliance, Inc., 8.13%, 8/15/29	5,882,663
3,132,000	White Cap Parent LLC, PIK, 8.25%, 3/15/26(a)	3,134,795
2,420,000	Yum! Brands, Inc., 4.63%, 1/31/32	2,318,374

		538,945,647

Total Corporate Bonds		692,807,369

(Cost $674,047,494)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

September 30, 2024

Shares		Value

Common Stocks — 0.00%
United Kingdom — 0.00%
12,023	AVTCAP WARR*,(i)	$6,197

United States — 0.00%
70,137	Quintis Ltd.*,(b),(c)	0
1,445	Voyager Aviation Holdings LLC*,(b),(c),(i)	14
241	Voyager Aviation Holdings LLC*,(b),(c),(i)	0
12,785	W R Grace & Co.*,(b),(c),(i)	0

		14

Total Common Stocks		6,211

(Cost $2)

Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49*,(b),(c),(i)	0

Total Rights/Warrants		0

(Cost $0)

Investment Company — 5.7%
41,624,511	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (j)	41,624,511

Total Investment Company		41,624,511

(Cost $41,624,511)

Total Investments		$734,438,091
(Cost $715,672,007)(k) — 100.7%

Liabilities in excess of other assets — (0.7)%		(5,220,014)

NET ASSETS — 100.0%		$729,218,077

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

September 30, 2024

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(e)	Perpetual security with no stated maturity date.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2024.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Security delisted or issuer in bankruptcy.

(j)	Affiliated investment.

(k)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund

September 30, 2024

Principal Amount		Value

Corporate Bonds — 60.3%
Australia — 0.9%
$ 179,000	CIMIC Finance USA Pty Ltd., 7.00%, 3/25/34(a)	$192,183
160,000	Santos Finance Ltd., 3.65%, 4/29/31(b)	145,475
220,000	Woodside Finance Ltd., 5.70%, 9/12/54	218,756

		556,414

Brazil — 2.0%
165,630	Guara Norte Sarl, 5.20%, 6/15/34(b)	157,612
200,000	Nexa Resources SA, 6.75%, 4/9/34(a)	211,786
366,000	Raizen Fuels Finance SA, 5.70%, 1/17/35(a)	362,729
200,000	Raizen Fuels Finance SA, 6.45%, 3/5/34(a)	211,740
280,000	Yinson Boronia Production BV, 8.95%, 7/31/42(a)	299,304

		1,243,171

Canada — 5.0%
349,000	AltaGas Ltd., 7.20%, 10/15/54(a),(c)	356,204
190,000	Bank of Nova Scotia (The), 4.59%, 5/4/37(c)	181,150
430,000	CI Financial Corp., 7.50%, 5/30/29(a)	448,593
244,000	Enbridge, Inc., 7.20%, 6/27/54(c)	256,946
200,000	Enbridge, Inc., 8.50%, 1/15/84(c)	224,271
233,000	Fairfax Financial Holdings Ltd., 6.10%, 3/15/55(a)	242,716
190,000	South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 3/1/55(a),(c)	199,755
250,000	South Bow USA Infrastructure Holdings LLC, 4.91%, 9/1/27(a)	251,914
210,000	South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34(a)	212,162
295,000	South Bow USA Infrastructure Holdings LLC, 6.18%, 10/1/54(a)	298,337
349,000	Toronto-Dominion Bank (The), 7.25%, 7/31/84(c)	364,534

		3,036,582

Chile — 2.7%
200,000	Antofagasta Plc, 6.25%, 5/2/34(a)	213,056
547,000	Banco de Credito e Inversiones SA, 7.50%, (a),(c),(d)	555,869
200,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	211,651
410,000	Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36(a)	445,198
200,000	Inversiones CMPC SA, 6.13%, 2/26/34(a)	211,759

		1,637,533

France — 2.4%
200,000(e)	Electricite de France SA, 3.00%, (b),(c),(d)	212,368
200,000(e)	Electricite de France SA, 3.38%, (b),(c),(d)	202,593
100,000(f)	Electricite de France SA, EMTN, 5.88%, (b),(c),(d)	130,189
319,000	Societe Generale SA, 1.49%, 12/14/26(a),(c)	305,636
380,000	Societe Generale SA, 8.50%, (a),(c),(d)	386,861
200,000	Societe Generale SA, 9.38%, (a),(c),(d)	209,796

		1,447,443

Germany — 2.1%
210,000	Bayer US Finance LLC, 6.38%, 11/21/30(a)	224,831

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2024

Principal Amount		Value

200,000(e)	Commerzbank AG, EMTN, 7.88%, (b),(c),(d)	$237,685
100,000(e)	Deutsche Bank AG, EMTN, 1.75%, 11/19/30(b),(c)	101,721
$ 200,000	Deutsche Bank AG, 4.88%, 12/1/32(c)	197,327
270,000	Deutsche Bank AG, 5.40%, 9/11/35(c)	271,924
200,000(e)	Deutsche Bank AG, 6.75%, (b),(c),(d)	220,125

		1,253,613

Ireland — 1.3%
200,000	AIB Group Plc, 6.61%, 9/13/29(a),(c)	214,166
160,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	154,333
380,000	Avolon Holdings Funding Ltd., 5.75%, 3/1/29(a)	391,154

		759,653

Italy — 1.2%
250,000(e)	Intesa Sanpaolo SpA, EMTN, 5.50%, (b),(c),(d)	276,891
204,000	Intesa Sanpaolo SpA, 8.25%, 11/21/33(a),(c)	236,928
200,000(e)	UniCredit SpA, EMTN, 4.45%, (b),(c),(d)	212,333

		726,152

Mexico — 1.6%
360,000	BBVA Bancomer SA, 5.25%, 9/10/29(a)	365,189
200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy, 7.88%, 2/15/39(a)	212,995
200,000	Comision Federal de Electricidad, 6.45%, 1/24/35(a)	199,025
200,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(a)	208,474

		985,683

Nigeria — 0.7%
440,000	African Development Bank, 5.75%, (c),(d)	437,250

Norway — 0.8%
157,000	Aker BP ASA, 5.80%, 10/1/54(a)	154,364
300,000	Var Energi ASA, 8.00%, 11/15/32(a)	347,362

		501,726

Spain — 1.8%
200,000	Banco Bilbao Vizcaya Argentaria SA, 6.03%, 3/13/35(c)	212,254
200,000(e)	Banco de Sabadell SA, 5.75%, (b),(c),(d)	221,244
200,000	Banco Santander SA, (SOFR RATE + 1.380%), 6.29%, 3/14/28(g)	201,253
200,000	Banco Santander SA, 8.00%, (c),(d)	213,278
200,000	CaixaBank SA, 6.84%, 9/13/34(a),(c)	223,055

		1,071,084

United Kingdom — 0.8%
217,000(f)	Barclays Plc, 8.50%, (c),(d)	300,664
155,000	Macquarie Airfinance Holdings Ltd., 5.15%, 3/17/30(a)	155,237

		455,901

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2024

Principal Amount		Value

United States — 37.0%
$ 213,000	Aircastle Ltd., 2.85%, 1/26/28(a)	$199,151
270,000	Ally Financial, Inc., Series B, 4.70%, (c),(d)	234,915
94,000	Ally Financial, Inc., 6.99%, 6/13/29(c)	99,369
179,000	American National Group, Inc., 5.75%, 10/1/29	179,949
242,000(e)	Aptiv Plc / Aptiv Global Financing Ltd., 4.25%, 6/11/36	272,186
260,000	Bank of America Corp., 2.48%, 9/21/36(c)	219,434
340,000	BGC Group, Inc., 6.60%, 6/10/29(a)	351,675
239,000	Boardwalk Pipelines LP, 5.63%, 8/1/34	246,551
321,000	Broadcom, Inc., 4.93%, 5/15/37(a)	320,434
223,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	136,643
180,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.55%, 6/1/34	186,982
290,000	Citizens Financial Group, Inc., 5.72%, 7/23/32(c)	301,214
209,000	Citizens Financial Group, Inc., 6.65%, 4/25/35(c)	229,288
480,000	Citizens Financial Group, Inc., Series B, (Term SOFR 3M + 3.265%), 8.58%, (d),(h)	477,359
160,000	CNO Financial Group, Inc., 6.45%, 6/15/34	168,965
150,000	Comerica, Inc., 5.98%, 1/30/30(c)	154,599
140,000	Constellation Energy Generation LLC, 6.50%, 10/1/53	161,959
185,000	Continental Resources, Inc., 4.90%, 6/1/44	157,947
430,000	Discover Financial Services, Series C, 5.50%, (c),(d)	412,027
142,000	Discover Financial Services, 7.96%, 11/2/34(c)	166,756
188,000	Energy Transfer LP, 8.00%, 5/15/54(c)	202,352
302,000	Energy Transfer LP, (Term SOFR 3M + 3.279%), 8.53%, 11/1/66(g)	287,149
547,000	EnLink Midstream Partners LP, Series C, (Term SOFR 3M + 4.372%), 9.31%, (d),(h)	547,759
200,000	Entergy Corp., 7.13%, 12/1/54(c)	207,828
228,000	Enterprise Products Operating LLC, Series D, (Term SOFR 3M + 3.248%), 8.34%, 8/16/77(h)	227,424
520,000	EQM Midstream Partners LP, 4.75%, 1/15/31(a)	503,643
215,000	Essent Group Ltd., 6.25%, 7/1/29	224,248
207,000	F&G Global Funding, 5.88%, 6/10/27(a)	212,082
223,000	Fifth Third Bancorp, Series H, (Term SOFR 3M + 3.295%), 7.90%, (d),(h)	222,299
324,000	Fifth Third Bancorp, Series J, (Term SOFR 3M + 3.391%), 7.99%, (d),(h)	323,048
410,000	First American Financial Corp., 5.45%, 9/30/34	408,094
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	136,390
200,000	Ford Motor Credit Co. LLC, 7.12%, 11/7/33	215,935
400,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(a)	407,470
200,000	Foundry JV Holdco LLC, 6.15%, 1/25/32(a)	208,136
200,000	Foundry JV Holdco LLC, 6.40%, 1/25/38(a)	210,537
133,000	General Motors Co., 5.40%, 4/1/48	122,650
169,000	Global Atlantic Fin Co., 6.75%, 3/15/54(a)	179,604
378,000	Global Atlantic Fin Co., 7.95%, 10/15/54(a),(c)	393,723

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 140,000	Global Payments, Inc., 5.95%, 8/15/52	$144,207
292,000	GLP Capital LP / GLP Financing II, Inc., REIT, 5.63%, 9/15/34	298,467
250,000	GLP Capital LP / GLP Financing II, Inc., REIT, 6.25%, 9/15/54	263,633
167,000	GXO Logistics, Inc., 6.25%, 5/6/29	175,724
167,000	GXO Logistics, Inc., 6.50%, 5/6/34	177,718
200,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.88%, 6/15/54(a)	211,328
159,000	Helmerich & Payne, Inc., 4.65%, 12/1/27(a)	159,311
248,000	Helmerich & Payne, Inc., 5.50%, 12/1/34(a)	241,584
176,000	Hewlett Packard Enterprise Co., 4.85%, 10/15/31	175,525
215,000	Hewlett Packard Enterprise Co., 5.60%, 10/15/54	211,028
230,000	Host Hotels & Resorts LP, REIT, 5.50%, 4/15/35	232,979
140,000	Humana, Inc., 5.75%, 4/15/54	143,194
200,000	Icon Investments Six DAC, 6.00%, 5/8/34	212,659
283,000	Intel Corp., 3.20%, 8/12/61	173,498
530,000	Intel Corp., 4.88%, 2/10/26	532,599
210,000	Intel Corp., 5.60%, 2/21/54	204,550
199,000	Intel Corp., 5.70%, 2/10/53	195,468
150,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	160,598
250,000	KeyBank NA, 4.39%, 12/14/27	248,110
310,000	KeyBank NA, GMTN, 5.00%, 1/26/33	307,169
250,000	KeyBank NA, 5.85%, 11/15/27	259,115
200,000	Kroger Co. (The), 5.50%, 9/15/54	201,208
223,000	Kroger Co. (The), 5.65%, 9/15/64	224,229
200,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41	161,283
410,000	Liberty Utilities Co., 5.87%, 1/31/34(a)	429,723
164,000	M&T Bank Corp., 5.05%, 1/27/34(c)	162,569
160,000	M&T Bank Corp., 6.08%, 3/13/32(c)	169,206
290,000	Meta Platforms, Inc., 5.55%, 8/15/64	307,437
266,000	Morgan Stanley, 2.48%, 9/16/36(c)	222,624
200,000	Newmark Group, Inc., 7.50%, 1/12/29	216,074
180,000	Oracle Corp., 4.10%, 3/25/61	141,464
289,000	Paramount Global, 6.38%, 3/30/62(c)	265,838
186,000	PG&E Corp., 7.38%, 3/15/55(c)	195,337
300,000	Piedmont Operating Partnership LP, REIT, 6.88%, 7/15/29	315,472
189,000	Pilgrim’s Pride Corp., 6.25%, 7/1/33	200,533
610,000	Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 9.49%, (d),(h)	609,543
360,000	Regions Financial Corp., 5.50%, 9/6/35(c)	366,333
180,000	Royalty Pharma Plc, 5.90%, 9/2/54	186,186
164,000	Solventum Corp., 5.45%, 2/25/27(a)	167,399
313,000	Solventum Corp., 5.60%, 3/23/34(a)	324,219
173,000	Solventum Corp., 5.90%, 4/30/54(a)	179,526
226,000	Synchrony Financial, 5.94%, 8/2/30(c)	232,318
147,000	Tapestry, Inc., 7.70%, 11/27/30	158,331
174,000(e)	Timken Co. (The), 4.13%, 5/23/34	192,242
260,000	U.S. Cellular Corp., 6.70%, 12/15/33	289,423
140,000(e)	Upjohn Finance BV, 1.91%, 6/23/32(b)	136,131

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 200,000	Utah Acquisition Sub, Inc., 5.25%, 6/15/46	$175,198
170,000	VICI Properties LP, REIT, 4.95%, 2/15/30	171,030
150,000	VICI Properties LP, REIT, 5.75%, 4/1/34	157,232
100,000	VICI Properties LP, REIT, 6.13%, 4/1/54	104,832
166,000	VICI Properties LP / VICI Note Co., Inc., REIT, 3.88%, 2/15/29(a)	158,910
410,000	Warnermedia Holdings, Inc., 5.14%, 3/15/52	316,088
300,000	Wells Fargo & Co., 5.39%, 4/24/34(c)	311,205
110,000	Whistler Pipeline LLC, 5.70%, 9/30/31(a)	113,856
197,000	Whistler Pipeline LLC, 5.95%, 9/30/34(a)	204,055

		22,413,292

Total Corporate Bonds		36,525,497

(Cost $35,506,796)

U.S. Government Agency Backed Mortgages — 29.1%
United States — 29.1%
1,175,000	Fannie Mae, (TBA), 3.50%, 10/1/54	1,094,240
675,000	Fannie Mae, (TBA), 4.00%, 10/1/54	648,268
6,000,000	Fannie Mae, (TBA), 4.50%, 10/1/54	5,899,506
1,625,000	Fannie Mae, (TBA), 3.00%, 10/1/54	1,458,052
2,650,000	Fannie Mae, (TBA), 2.50%, 10/1/54	2,286,198
3,425,000	Fannie Mae, (TBA), 2.00%, 10/15/54	2,829,050
862,579	Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	830,124
189,159	Fannie Mae, Pool #CB4766, 5.00%, 9/1/52	191,192
526,563	Fannie Mae, Pool #CB4768, 5.00%, 9/1/52	533,254
219,739	Fannie Mae, Pool #BT7932, 5.50%, 10/1/52	226,520
397,927	Fannie Mae, Pool #CB5344, 6.50%, 12/1/52	415,542
97,395	Fannie Mae, Pool #CB4969, 5.50%, 10/1/52	100,328
557,688	Fannie Mae, Pool #CB7160, 6.50%, 9/1/53	574,863
406,992	Freddie Mac, Pool #RA7718, 4.50%, 7/1/52	401,647
170,905	Freddie Mac, Pool #QF4133, 6.00%, 11/1/52	178,918

		17,667,702

Total U.S. Government Agency Backed Mortgages		17,667,702

(Cost $17,761,643)

U.S. Treasury Obligations — 11.4%
United States — 11.4%
3,090,000	U.S. Treasury Bill- When Issued, 0.00%, 12/3/24(i)	3,065,532
2,730,000	U.S. Treasury Bill- When Issued, 5.31%, 10/15/24(i)	2,725,035
1,100,000	U.S. Treasury Notes, 5.00%, 8/31/25	1,109,110

		6,899,677

Total U.S. Treasury Obligations		6,899,677

(Cost $6,893,701)

Bank Loans — 5.8%
Ireland — 0.4%
250,000	Setanta Aircraft Leasing DAC, (Term SOFR 1M + 1.75%), 7.35%, 11/6/28(g)	251,115

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2024

Principal Amount		Value

United States — 5.4%
$389,000	Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 2.00%), 6.96%, 6/22/28(g)	$389,619
436,607	Belron Finance US LLC, (Term SOFR 1M + 2.11%), 7.32%, 4/28/28(g)	436,244
436,700	Charter Communications Operating LLC, (Term SOFR 1M + 2.00%), 7.33%, 12/9/30(g)	432,757
437,092	Citadel Securities LP, (Term SOFR 1M + 2.36%), 7.50%, 7/29/30(g)	436,694
259,330	ENTEGRIS, Inc., 7.09%, 7/6/29(g)	259,753
400,000	Hilton Domestic Operating Co, Inc., (Term SOFR 1M + 1.75%), 7.03%, 11/8/30(g)	399,772
437,341	SUMMIT MATERIALS LLC, 7.05%, 1/12/29(g)	438,797
457,700	United Rentals North America, Inc., (Term SOFR 1M + 1.75%), 7.00%, 2/14/31(g)	460,446

		3,254,082

Total Bank Loans		3,505,197

(Cost $3,500,079)

Collateralized Mortgage Obligations — 4.6%
United States — 4.6%
258,000	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, (SOFR30A + 1.700%), 6.98%, 7/25/44(a),(g)	257,902
100,000	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (SOFR30A + 1.800%), 7.08%, 1/25/44(a),(g)	100,651
225,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (SOFR30A + 1.800%), 7.08%, 2/25/44(a),(g)	226,806
165,000	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, (SOFR30A + 2.500%), 7.78%, 10/25/43(a),(g)	168,015
88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 8.38%, 3/25/42(a),(g)	91,502
313,360	CSMC Trust, Series 2020-SPT1, Class A2, 3.23%, 4/25/65(a)	309,218
80,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M2, (SOFR30A + 1.700%), 6.98%, 5/25/44(a),(g)	80,131
279,785	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 7.28%, 5/25/43(a),(g)	282,352
92,352	Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, (SOFR30A + 2.100%), 7.36%, 3/25/43(a),(g)	93,449
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (Term SOFR 1M + 1.264%), 6.36%, 10/15/36(a),(g)	245,251
214,616	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(j)	200,549

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(a),(j)	$378,129
400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(j)	375,738

		2,809,693

Total Collateralized Mortgage Obligations		2,809,693

(Cost $2,872,645)

Asset Backed Securities — 3.1%
United States — 3.1%
175,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30(a)	177,890
180,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	179,486
215,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	220,227
300,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31(a)	307,210
140,392	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	132,768
715,000	Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49(a),(k)	715,000
161,418	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(a)	162,665

		1,895,246

Total Asset Backed Securities		1,895,246

(Cost $1,886,655)

Foreign Government Bonds — 0.6%
Mexico — 0.2%
2,670,000(l)	Mexican Bonos, Series M, 8.50%, 3/1/29	132,231

Romania — 0.4%
190,000	Romanian Government International Bond, 7.63%, 1/17/53(a)	218,224

Total Foreign Government Bonds		350,455

(Cost $329,221)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2024

Shares		Value

Investment Company — 4.7%
2,878,559	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (m)	$2,878,559

Total Investment Company		2,878,559

(Cost $2,878,559)

Total Investments		$72,532,026
(Cost $71,629,299)(n) — 119.6%

Liabilities in excess of other assets — (19.6)%		(11,907,844)

NET ASSETS — 100.0%		$60,624,182

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)	Perpetual security with no stated maturity date.

(e)	Principal amount denoted in Euros.

(f)	Principal amount denoted in British Pounds.

(g)	Floating rate note. Rate shown is as of report date.

(h)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2024.

(i)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(j)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(k)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(l)	Principal amount denoted in Mexican peso.

(m)	Affiliated investment.

(n)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2024

Foreign currency exchange contracts as of September 30, 2024:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
AUD	410,726	USD	270,000	Citibank N.A.	10/17/24	$14,036
EUR	270,145	USD	300,000	Citibank N.A.	10/17/24	938
JPY	82,794,920	USD	520,000	Citibank N.A.	10/17/24	57,526
NOK	260,623	EUR	21,813	Citibank N.A.	10/17/24	402
NOK	2,985,797	EUR	250,000	Citibank N.A.	10/17/24	4,492
USD	290,000	EUR	260,161	Citibank N.A.	10/17/24	184
USD	533,139	MXN	9,710,435	Citibank N.A.	10/17/24	41,307

						$118,885

JPY	1,349,894	USD	9,441	Citibank N.A.	10/17/24	$(25)
MXN	7,162,000	USD	376,536	Citibank N.A.	10/17/24	(13,782)
USD	267,684	AUD	410,726	Citibank N.A.	10/17/24	(16,352)
USD	1,321,661	EUR	1,215,968	Citibank N.A.	10/17/24	(32,914)
USD	1,385,100	EUR	1,275,215	Citibank N.A.	10/17/24	(35,475)
USD	241,245	EUR	220,000	Citibank N.A.	10/17/24	(3,832)
USD	909,269	GBP	709,642	Citibank N.A.	10/17/24	(39,480)
USD	530,000	JPY	84,144,814	Citibank N.A.	10/17/24	(56,942)

						$(198,802)

Total						$(79,917)

Financial futures contracts as of September 30, 2024:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Treasury Note	37	December 2024	$(19,303)	USD	$4,228,406	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	59	December 2024	6,658	USD	12,286,289	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	12	December 2024	(13,842)	USD	1,490,250	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	8	December 2024	(10,200)	USD	1,064,750	Morgan Stanley & Co. LLC

Total			$(36,687)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2024

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	5	December 2024	$(10,747)	EUR	$750,931	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	14	December 2024	10,480	USD	1,656,156	Morgan Stanley & Co. LLC
3 Month Secured Overnight Financing Rate	57	March 2025	(79,153)	USD	13,674,300	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	5	December 2024	(7,491)	EUR	668,168	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	25	December 2024	13,250	USD	2,747,070	Morgan Stanley & Co. LLC
EURO-BTP FUTURE	1	December 2024	(3,406)	EUR	135,214	Morgan Stanley & Co. LLC
EURO-SCHATZ FUT	3	December 2024	(1,973)	EUR	357,906	Morgan Stanley & Co. LLC
JPN 10Y BOND(OSE)	3	December 2024	(11,184)	JPY	3,019,308	Morgan Stanley & Co. LLC
Long Gilt Future	1	December 2024	752	GBP	131,596	Morgan Stanley & Co. LLC

Total			$(89,472)

Inflation swaps as of September 30, 2024:

Notional Amount (000)	Termination Date	Payment Frequency	Counterparty	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unreal. App. (Dep.)
EUR 700	09/15/34	Quarterly	Morgan Stanley & Co. LLC	1.93	EUR-BNALDN	$0.00	$ 458	$458
USD 3,300	09/23/29	Yearly	Morgan Stanley & Co. LLC	2.33	USD-CITILDN	$0.00	$ 894	$894
USD 1,297	09/19/29	Yearly	Morgan Stanley & Co. LLC	2.25	USD-CITILDN	$0.00	$ 5,003	$5,003
USD 918	09/23/29	Yearly	Morgan Stanley & Co. LLC	2.29	USD-CAPLDN	$0.00	$ 1,756	$1,756

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2024

Notional Amount (000)	Termination Date	Payment Frequency	Counterparty	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unreal. App. (Dep.)
USD 782	09/20/29	Yearly	Morgan Stanley & Co. LLC	2.28	USD-CITILDN	$0.00	$2,166	$2,166
USD 303	09/19/29	Yearly	Morgan Stanley & Co. LLC	2.26	USD-CITILDN	$0.00	$1,081	$1,081

						$0.00	$11,358	$11,358
EUR 700	09/15/34	Quarterly	Morgan Stanley & Co. LLC	1.97	EUR-CITILDN	$0.00	$(2,622)	$(2,622)

						$0.00	$(2,622)	$(2,622)

Total						$0.00	$8,736	$8,736

Interest rate swaps as of September 30, 2024:

Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counterparty	Exp. Date	Notional Amount (000)		Premium Paid/ (Received)	Unreal App (Dep)	Value
2.42%	EUR-BNALDN	Receive	Y	Morgan Stanley & Co. LLC	9/27/34	EUR	800	$0	$5,563	$5,563
2.36%	EUR-BNALDN	Receive	Y	Morgan Stanley & Co. LLC	10/1/34	EUR	800	$0	$1,095	$1,095

								$0	$6,658	$6,658
1.12%	JPY-BNPLDN	Pay	Y	Morgan Stanley & Co. LLC	10/30/33	JPY	260,000	$(58)	$(63,578)	$(63,636)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2024

Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counterparty	Exp. Date	Notional Amount (000)		Premium Paid/ (Received)	Unreal App (Dep)	Value
1.01%	JPY-BNALDN	Pay	Y	Morgan Stanley & Co. LLC	5/1/34	JPY	79,800	$0	$ (9,668)	$(9,668)
3.35%	USD-GSLDN	Pay	Y	Morgan Stanley & Co. LLC	8/20/54	USD	800	$0	$ (2,754)	$(2,754)

								$(58)	$(76,000)	$(76,058)

Total								$(58)	$(69,342)	$(69,400)

Credit default swaps buy protection as of September 30, 2024:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit CDX IG Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	12,057	$(271,502)	$(1,744)	$(273,246)
1.00%	Markit CDX IG Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	6,028	(136,177)	(435)	(136,612)
1.00%	Markit CDX IG Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	6,028	(135,740)	(872)	(136,612)
1.00%	Markit CDX IG Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	6,029	(135,135)	(1,499)	(136,634)
1.00%	Markit CDX IG Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	1,851	(41,860)	(89)	(41,949)

Total							$(720,414)	$(4,639)	$(725,053)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

September 30, 2024

Abbreviations used are defined below:

AUD - Australian Dollar

Bobl - German Bundesobligationen

BTP - Italian Buoni del Tesoro Poliannuali

EMTN - Euro Medium Term Note

EUR - Euro

GBP - United Kingdom Pound Sterling

GMTN - Global Medium Term Note

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SOFR30A - Secured Overnight Financing Rate 30 Day Average

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund

September 30, 2024

Principal Amount		Value

Corporate Bonds — 65.7%
Australia — 1.0%
$ 174,000	CIMIC Finance USA Pty Ltd., 7.00%, 3/25/34(a)	$186,815
180,000	Santos Finance Ltd., 3.65%, 4/29/31(b)	163,659
230,000	Woodside Finance Ltd., 5.70%, 9/12/54	228,700

		579,174

Brazil — 2.1%
181,365	Guara Norte Sarl, 5.20%, 6/15/34(b)	172,585
200,000	Nexa Resources SA, 6.75%, 4/9/34(a)	211,786
363,000	Raizen Fuels Finance SA, 5.70%, 1/17/35(a)	359,756
200,000	Raizen Fuels Finance SA, 6.45%, 3/5/34(a)	211,741
290,000	Yinson Boronia Production BV, 8.95%, 7/31/42(a)	309,993

		1,265,861

Canada — 5.5%
347,000	AltaGas Ltd., 7.20%, 10/15/54(a),(c)	354,163
215,000	Bank of Nova Scotia (The), 4.59%, 5/4/37(c)	204,985
510,000	CI Financial Corp., 7.50%, 5/30/29(a)	532,053
274,000	Enbridge, Inc., 7.20%, 6/27/54(c)	288,537
230,000	Enbridge, Inc., 8.50%, 1/15/84(c)	257,912
263,000	Fairfax Financial Holdings Ltd., 6.10%, 3/15/55(a)	273,967
200,000	South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 3/1/55(a),(c)	210,268
260,000	South Bow USA Infrastructure Holdings LLC, 4.91%, 9/1/27(a)	261,990
215,000	South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34(a)	217,214
290,000	South Bow USA Infrastructure Holdings LLC, 6.18%, 10/1/54(a)	293,280
406,000	Toronto-Dominion Bank (The), 7.25%, 7/31/84(c)	424,071

		3,318,440

Chile — 2.8%
200,000	Antofagasta Plc, 6.25%, 5/2/34(a)	213,055
557,000	Banco de Credito e Inversiones SA, 7.50%, (a),(c),(d)	566,031
200,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	211,651
480,000	Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36(a)	521,208
200,000	Inversiones CMPC SA, 6.13%, 2/26/34(a)	211,759

		1,723,704

France — 2.5%
200,000(e)	Electricite de France SA, 3.00%, (b),(c),(d)	212,368
200,000(e)	Electricite de France SA, 3.38%, (b),(c),(d)	202,593
100,000(f)	Electricite de France SA, EMTN, 5.88%, (b),(c),(d)	130,189
386,000	Societe Generale SA, 1.49%, 12/14/26(a),(c)	369,829
380,000	Societe Generale SA, 8.50%, (a),(c),(d)	386,861
200,000	Societe Generale SA, 9.38%, (a),(c),(d)	209,796

		1,511,636

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2024

Principal Amount		Value

Germany — 2.2%
270,000	Bayer US Finance LLC, 6.38%, 11/21/30(a)	$289,068
200,000(e)	Commerzbank AG, EMTN, 7.88%, (b),(c),(d)	237,685
100,000(e)	Deutsche Bank AG, EMTN, 1.75%, 11/19/30(b),(c)	101,721
$ 200,000	Deutsche Bank AG, 4.88%, 12/1/32(c)	197,327
280,000	Deutsche Bank AG, 5.40%, 9/11/35(c)	281,995
200,000(e)	Deutsche Bank AG, 6.75%, (b),(c),(d)	220,126

		1,327,922

Ireland — 1.4%
200,000	AIB Group Plc, 6.61%, 9/13/29(a),(c)	214,165
160,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	154,333
450,000	Avolon Holdings Funding Ltd., 5.75%, 3/1/29(a)	463,209

		831,707

Italy — 1.2%
250,000(e)	Intesa Sanpaolo SpA, EMTN, 5.50%, (b),(c),(d)	276,891
231,000	Intesa Sanpaolo SpA, 8.25%, 11/21/33(a),(c)	268,286
200,000(e)	UniCredit SpA, EMTN, 4.45%, (b),(c),(d)	212,333

		757,510

Mexico — 1.6%
360,000	BBVA Bancomer SA, 5.25%, 9/10/29(a)	365,189
200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy, 7.88%, 2/15/39(a)	212,995
200,000	Comision Federal de Electricidad, 6.45%, 1/24/35(a)	199,025
200,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(a)	208,474

		985,683

Nigeria — 0.8%
520,000	African Development Bank, 5.75%, (c),(d)	516,750

Norway — 1.0%
157,000	Aker BP ASA, 5.80%, 10/1/54(a)	154,364
380,000	Var Energi ASA, 8.00%, 11/15/32(a)	439,992

		594,356

Spain — 1.8%
200,000	Banco Bilbao Vizcaya Argentaria SA, 6.03%, 3/13/35(c)	212,254
200,000(e)	Banco de Sabadell SA, 5.75%, (b),(c),(d)	221,244
200,000	Banco Santander SA, (SOFR RATE + 1.380%), 6.29%, 3/14/28(g)	201,253
200,000	Banco Santander SA, 8.00%, (c),(d)	213,278
210,000	CaixaBank SA, 6.84%, 9/13/34(a),(c)	234,208

		1,082,237

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2024

Principal Amount		Value

United Kingdom — 0.8%
221,000(f)	Barclays Plc, 8.50%, (c),(d)	$306,206
$ 154,000	Macquarie Airfinance Holdings Ltd., 5.15%, 3/17/30(a)	154,236

		460,442

United States — 41.0%
224,000	Aircastle Ltd., 2.85%, 1/26/28(a)	209,435
306,000	Ally Financial, Inc., Series B, 4.70%, (c),(d)	266,237
104,000	Ally Financial, Inc., 6.99%, 6/13/29(c)	109,940
185,000	American National Group, Inc., 5.75%, 10/1/29	185,982
290,000(e)	Aptiv Plc / Aptiv Global Financing Ltd., 4.25%, 6/11/36	326,173
260,000	Bank of America Corp., 2.48%, 9/21/36(c)	219,434
410,000	BGC Group, Inc., 6.60%, 6/10/29(a)	424,079
294,000	Boardwalk Pipelines LP, 5.63%, 8/1/34	303,288
375,000	Broadcom, Inc., 4.93%, 5/15/37(a)	374,339
250,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	153,187
210,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.55%, 6/1/34	218,146
320,000	Citizens Financial Group, Inc., 5.72%, 7/23/32(c)	332,374
256,000	Citizens Financial Group, Inc., 6.65%, 4/25/35(c)	280,850
520,000	Citizens Financial Group, Inc., Series B, (Term SOFR 3M + 3.265%), 8.58%, (d),(h)	517,139
190,000	CNO Financial Group, Inc., 6.45%, 6/15/34	200,646
190,000	Comerica, Inc., 5.98%, 1/30/30(c)	195,826
170,000	Constellation Energy Generation LLC, 6.50%, 10/1/53	196,664
208,000	Continental Resources, Inc., 4.90%, 6/1/44	177,584
510,000	Discover Financial Services, Series C, 5.50%, (c),(d)	488,683
168,000	Discover Financial Services, 7.96%, 11/2/34(c)	197,289
226,000	Energy Transfer LP, 8.00%, 5/15/54(c)	243,252
372,000	Energy Transfer LP, (Term SOFR 3M + 3.279%), 8.53%, 11/1/66(g)	353,706
568,000	EnLink Midstream Partners LP, Series C, (Term SOFR 3M + 4.372%), 9.31%, (d),(h)	568,788
300,000	Entergy Corp., 7.13%, 12/1/54(c)	311,742
280,000	Enterprise Products Operating LLC, Series D, (Term SOFR 3M + 3.248%), 8.34%, 8/16/77(h)	279,292
620,000	EQM Midstream Partners LP, 4.75%, 1/15/31(a)	600,498
242,000	Essent Group Ltd., 6.25%, 7/1/29	252,409
247,000	F&G Global Funding, 5.88%, 6/10/27(a)	253,064
227,000	Fifth Third Bancorp, Series H, (Term SOFR 3M + 3.295%), 7.90%, (d),(h)	226,287
330,000	Fifth Third Bancorp, Series J, (Term SOFR 3M + 3.391%), 7.99%, (d),(h)	329,031
410,000	First American Financial Corp., 5.45%, 9/30/34	408,094
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	136,390
200,000	Ford Motor Credit Co. LLC, 7.12%, 11/7/33	215,935
400,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(a)	407,470
200,000	Foundry JV Holdco LLC, 6.15%, 1/25/32(a)	208,136

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2024

Principal Amount		Value

$200,000	Foundry JV Holdco LLC, 6.40%, 1/25/38(a)	$210,537
155,000	General Motors Co., 5.40%, 4/1/48	142,938
160,000	Global Atlantic Fin Co., 6.75%, 3/15/54(a)	170,039
382,000	Global Atlantic Fin Co., 7.95%, 10/15/54(a),(c)	397,889
175,000	Global Payments, Inc., 5.95%, 8/15/52	180,259
290,000	GLP Capital LP / GLP Financing II, Inc., REIT, 5.63%, 9/15/34	296,423
278,000	GLP Capital LP / GLP Financing II, Inc., REIT, 6.25%, 9/15/54	293,160
233,000	GXO Logistics, Inc., 6.25%, 5/6/29	245,172
200,000	GXO Logistics, Inc., 6.50%, 5/6/34	212,836
230,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.88%, 6/15/54(a)	243,028
159,000	Helmerich & Payne, Inc., 4.65%, 12/1/27(a)	159,311
248,000	Helmerich & Payne, Inc., 5.50%, 12/1/34(a)	241,584
175,000	Hewlett Packard Enterprise Co., 4.85%, 10/15/31	174,527
213,000	Hewlett Packard Enterprise Co., 5.60%, 10/15/54	209,065
230,000	Host Hotels & Resorts LP, REIT, 5.50%, 4/15/35	232,979
170,000	Humana, Inc., 5.75%, 4/15/54	173,878
200,000	Icon Investments Six DAC, 6.00%, 5/8/34	212,659
283,000	Intel Corp., 3.20%, 8/12/61	173,498
590,000	Intel Corp., 4.88%, 2/10/26	592,894
227,000	Intel Corp., 5.60%, 2/21/54	221,109
210,000	Intel Corp., 5.70%, 2/10/53	206,272
190,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	203,424
250,000	KeyBank NA, 4.39%, 12/14/27	248,110
320,000	KeyBank NA, GMTN, 5.00%, 1/26/33	317,078
250,000	KeyBank NA, 5.85%, 11/15/27	259,115
200,000	Kroger Co. (The), 5.50%, 9/15/54	201,208
222,000	Kroger Co. (The), 5.65%, 9/15/64	223,224
300,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41	241,924
488,000	Liberty Utilities Co., 5.87%, 1/31/34(a)	511,475
186,000	M&T Bank Corp., 5.05%, 1/27/34(c)	184,377
200,000	M&T Bank Corp., 6.08%, 3/13/32(c)	211,507
300,000	Meta Platforms, Inc., 5.55%, 8/15/64	318,039
264,000	Morgan Stanley, 2.48%, 9/16/36(c)	220,950
240,000	Newmark Group, Inc., 7.50%, 1/12/29	259,289
215,000	Oracle Corp., 4.10%, 3/25/61	168,971
336,000	Paramount Global, 6.38%, 3/30/62(c)	309,071
185,000	PG&E Corp., 7.38%, 3/15/55(c)	194,287
360,000	Piedmont Operating Partnership LP, REIT, 6.88%, 7/15/29	378,566
190,000	Pilgrim’s Pride Corp., 6.25%, 7/1/33	201,594
714,000	Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 9.49%, (d),(h)	713,465
370,000	Regions Financial Corp., 5.50%, 9/6/35(c)	376,509
190,000	Royalty Pharma Plc, 5.90%, 9/2/54	196,530
378,000	Solventum Corp., 5.60%, 3/23/34(a)	391,549
167,000	Solventum Corp., 5.90%, 4/30/54(a)	173,300
253,000	Synchrony Financial, 5.94%, 8/2/30(c)	260,073
186,000	Tapestry, Inc., 7.70%, 11/27/30	200,337

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2024

Principal Amount		Value

208,000(e)	Timken Co. (The), 4.13%, 5/23/34	$229,807
$ 300,000	U.S. Cellular Corp., 6.70%, 12/15/33	333,949
240,000(e)	Upjohn Finance BV, 1.91%, 6/23/32(b)	233,367
200,000	Utah Acquisition Sub, Inc., 5.25%, 6/15/46	175,198
180,000	VICI Properties LP, REIT, 4.95%, 2/15/30	181,091
180,000	VICI Properties LP, REIT, 5.75%, 4/1/34	188,678
120,000	VICI Properties LP, REIT, 6.13%, 4/1/54	125,799
198,000	VICI Properties LP / VICI Note Co., Inc., REIT, 3.88%, 2/15/29(a)	189,543
500,000	Warnermedia Holdings, Inc., 5.14%, 3/15/52	385,473
340,000	Wells Fargo & Co., 5.39%, 4/24/34(c)	352,699
120,000	Whistler Pipeline LLC, 5.70%, 9/30/31(a)	124,207
220,000	Whistler Pipeline LLC, 5.95%, 9/30/34(a)	227,879

		24,873,108

Total Corporate Bonds		39,828,530

(Cost $38,678,331)

U.S. Treasury Obligations — 8.4%
United States — 8.4%
5,018,000	U.S. Treasury Notes, 4.25%, 3/15/27	5,096,014

Total U.S. Treasury Obligations		5,096,014

(Cost $5,073,677)

Bank Loans — 7.4%
Ireland — 0.4%
250,000	Setanta Aircraft Leasing DAC, (Term SOFR 1M + 1.75%), 7.35%, 11/6/28(g)	251,115

United States — 7.0%
583,500	Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 2.00%), 6.96%, 6/22/28(g)	584,428
555,681	Belron Finance US LLC, (Term SOFR 1M + 2.11%), 7.32%, 4/28/28(g)	555,220
555,800	Charter Communications Operating LLC, (Term SOFR 1M + 2.00%), 7.33%, 12/9/30(g)	550,781
566,288	Citadel Securities LP, (Term SOFR 1M + 2.36%), 7.50%, 7/29/30(g)	565,772
259,330	ENTEGRIS, Inc., 7.09%, 7/6/29(g)	259,753
600,000	Hilton Domestic Operating Co, Inc., (Term SOFR 1M + 1.75%), 7.03%, 11/8/30(g)	599,658
556,615	SUMMIT MATERIALS LLC, 7.05%, 1/12/29(g)	558,469
537,300	United Rentals North America, Inc., (Term SOFR 1M + 1.75%), 7.00%, 2/14/31(g)	540,524

		4,214,605

Total Bank Loans		4,465,720

(Cost $4,460,022)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2024

Principal Amount		Value

Asset Backed Securities — 6.0%
United States — 6.0%
$112,551	ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 6/20/30(a)	$113,286
225,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30(a)	228,716
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	508,808
150,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	149,572
265,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	271,443
500,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	511,946
300,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31(a)	307,210
140,392	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	132,768
715,000	Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49(a),(i)	715,000
460,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, 3/15/30	467,337
201,772	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(a)	203,331

		3,609,417

Total Asset Backed Securities		3,609,417

(Cost $3,569,385)

Collateralized Mortgage Obligations — 4.9%
United States — 4.9%
287,000	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, (SOFR30A + 1.700%), 6.98%, 7/25/44(a),(g)	286,891
125,000	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (SOFR30A + 1.800%), 7.08%, 1/25/44(a),(g)	125,814
275,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (SOFR30A + 1.800%), 7.08%, 2/25/44(a),(g)	277,208
210,000	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, (SOFR30A + 2.500%), 7.78%, 10/25/43(a),(g)	213,838
88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 8.38%, 3/25/42(a),(g)	91,502
313,360	CSMC Trust, Series 2020-SPT1, Class A2, 3.23%, 4/25/65(a)	309,218
100,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M2, (SOFR30A + 1.700%), 6.98%, 5/25/44(a),(g)	100,163
279,785	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 7.28%, 5/25/43(a),(g)	282,352
92,352	Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, (SOFR30A + 2.100%), 7.36%, 3/25/43(a),(g)	93,449
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (Term SOFR 1M + 1.264%), 6.36%, 10/15/36(a),(g)	245,251
214,616	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(j)	200,549

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2024

Principal Amount		Value

$ 400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(a),(j)	$378,128
400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(j)	375,738

		2,980,101

Total Collateralized Mortgage Obligations		2,980,101

(Cost $3,041,645)

Foreign Government Bonds — 0.8%
Mexico — 0.4%
4,490,000(k)	Mexican Bonos, Series M, 8.50%, 3/1/29	222,366

Romania — 0.4%
230,000	Romanian Government International Bond, 7.63%, 1/17/53(a)	264,166

Total Foreign Government Bonds		486,532

(Cost $464,760)

Shares
Investment Company — 2.3%
1,422,553	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (l)	1,422,553

Total Investment Company		1,422,553

(Cost $1,422,553)

Total Investments		$57,888,867
(Cost $56,710,373)(m) — 95.5%

Other assets in excess of liabilities — 4.5%		2,723,951

NET ASSETS — 100.0%		$60,612,818

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2024

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)	Perpetual security with no stated maturity date.

(e)	Principal amount denoted in Euros.

(f)	Principal amount denoted in British Pounds.

(g)	Floating rate note. Rate shown is as of report date.

(h)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2024.

(i)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(j)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(k)	Principal amount denoted in Mexican peso.

(l)	Affiliated investment.

(m)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2024

Foreign currency exchange contracts as of September 30, 2024:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
AUD	456,363	USD	300,000	Citibank N.A.	10/17/24	$15,596
EUR	1,080,145	USD	1,200,839	Citibank N.A.	10/17/24	2,430
JPY	93,940,390	USD	590,000	Citibank N.A.	10/17/24	65,270
MXN	6,888,000	USD	345,128	Citibank N.A.	10/17/24	3,748
NOK	3,344,093	EUR	280,000	Citibank N.A.	10/17/24	5,031
USD	300,000	EUR	269,132	Citibank N.A.	10/17/24	190
USD	1,886	JPY	269,748	Citibank N.A.	10/17/24	5
USD	855,604	MXN	15,583,722	Citibank N.A.	10/17/24	66,291

						$158,561

MXN	4,437,000	USD	229,386	Citibank N.A.	10/17/24	$(4,652)
USD	297,427	AUD	456,363	Citibank N.A.	10/17/24	(18,169)
USD	1,663,045	EUR	1,530,051	Citibank N.A.	10/17/24	(41,415)
USD	1,742,870	EUR	1,604,601	Citibank N.A.	10/17/24	(44,639)
USD	899,040	GBP	701,659	Citibank N.A.	10/17/24	(39,035)
USD	590,000	JPY	93,670,642	Citibank N.A.	10/17/24	(63,389)

						$(211,299)

Total						$(52,738)

Financial futures contracts as of September 30, 2024:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Treasury Note	49	December 2024	$(25,242)	USD	$5,599,781	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	148	December 2024	52,834	USD	30,819,844	Morgan Stanley & Co. LLC
EURO-SCHATZ FUT	3	December 2024	1,837	EUR	357,906	Morgan Stanley & Co. LLC

Total			$29,429

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2024

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	9	December 2024	$(20,141)	EUR	$1,351,676	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	123	December 2024	56,822	USD	14,550,516	Morgan Stanley & Co. LLC
3 Month Secured Overnight Financing Rate	61	March 2025	(87,004)	USD	14,633,900	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	49	December 2024	68,118	USD	6,085,188	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	23	December 2024	66,088	USD	3,061,156	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	2	December 2024	(2,996)	EUR	267,267	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	24	December 2024	11,190	USD	2,637,187	Morgan Stanley & Co. LLC
EURO-BTP FUTURE	1	December 2024	(3,406)	EUR	135,214	Morgan Stanley & Co. LLC
JPN 10Y BOND(OSE)	3	December 2024	(11,184)	JPY	3,019,308	Morgan Stanley & Co. LLC
Long Gilt Future	2	December 2024	2,007	GBP	263,192	Morgan Stanley & Co. LLC

Total			$79,494

Inflation swaps as of September 30, 2024:

Notional Amount (000)	Termination Date	Payment Frequency	Counterparty	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unreal. App. (Dep.)
EUR 700	09/15/34	Yearly	Morgan Stanley & Co. LLC	1.93	EUR-BNALDN	$0.00	$458	$458
USD 3,300	09/23/29	Yearly	Morgan Stanley & Co. LLC	2.33	USD-CITILDN	$0.00	$894	$894
USD 1,297	09/19/29	Yearly	Morgan Stanley & Co. LLC	2.25	USD-CITILDN	$0.00	$5,003	$5,003

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2024

Notional Amount (000)	Termination Date	Payment Frequency	Counterparty	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unreal. App. (Dep.)
USD 918	09/23/29	Yearly	Morgan Stanley & Co. LLC	2.29	USD-CAPLDN	$0.00	$1,756	$1,756
USD 782	09/20/29	Yearly	Morgan Stanley & Co. LLC	2.28	USD-CITILDN	$0.00	$2,166	$2,166
USD 303	09/19/29	Yearly	Morgan Stanley & Co. LLC	2.26	USD-CITILDN	$0.00	$1,081	$1,081

						$0.00	$11,358	$11,358
EUR 700	09/15/34	Yearly	Morgan Stanley & Co. LLC	1.97	EUR-CITILDN	$0.00	$(2,622)	$(2,622)

						$0.00	$(2,622)	$(2,622)

Total						$0.00	$8,736	$8,736

Interest rate swaps as of September 30, 2024:

Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counterparty	Exp. Date	Notional Amount (000)		Premium Paid/ (Received)	Unreal App (Dep)	Value
2.42%	EUR-BNALDN	Receive	Yearly	Morgan Stanley & Co. LLC	9/27/34	EUR	800	$0	$5,563	$5,563
2.36%	EUR-BNALDN	Receive	Yearly	Morgan Stanley & Co. LLC	10/1/34	EUR	800	$0	$1,095	$1,095

								$0	$6,658	$6,658
1.12%	JPY-BNPLDN	Pay	Yearly	Morgan Stanley & Co. LLC	10/30/33	JPY	355,000	$(79)	$(86,808)	$(86,887)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2024

Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counterparty	Exp. Date	Notional Amount (000)		Premium Paid/ (Received)	Unreal App (Dep)	Value
1.01%	JPY-BNALDN	Pay	Yearly	Morgan Stanley & Co. LLC	5/1/34	JPY	98,070	$0	$(11,882)	$(11,882)
3.35%	USD-GSLDN	Pay	Yearly	Morgan Stanley & Co. LLC	8/20/54	USD	800	$0	$(2,754)	$(2,754)

								$(79)	$(101,444)	$(101,523)

Total								$(79)	$(94,786)	$(94,865)

Credit default swaps buy protection as of September 30, 2024:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit CDX IG Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	18,708	$(421,270)	$(2,707)	$(423,977)
1.00%	Markit CDX IG Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	9,354	(211,314)	(675)	(211,989)
1.00%	Markit CDX IG Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	9,354	(210,635)	(1,353)	(211,988)
1.00%	Markit CDX IG Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	9,354	(209,662)	(2,326)	(211,988)
1.00%	Markit CDX IG Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	2,872	(64,950)	(138)	(65,088)

Total							$(1,117,831)	$(7,199)	$(1,125,030)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

September 30, 2024

Abbreviations used are defined below:

AUD - Australian Dollar

Bobl - German Bundesobligationen

BTP - Italian Buoni del Tesoro Poliannuali

EMTN - Euro Medium Term Note

EUR - Euro

GBP - United Kingdom Pound Sterling

GMTN - Global Medium Term Note

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SOFR30A - Secured Overnight Financing Rate 30 Day Average

USD - United States Dollar

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2024

	RBC BlueBay	RBC BlueBay	RBC BlueBay	RBC BlueBay
	Emerging Market	High Yield	Core Plus	Strategic
	Debt Fund	Bond Fund	Bond Fund	Income Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $100,165,142, $674,047,496, $68,750,740 and $55,287,820, respectively)	$104,784,906	$692,813,580	$69,653,467	$56,466,314
Affiliated investments (cost $33,397,607, $41,624,511, $2,878,559 and $1,422,553, respectively)	33,397,607	41,624,511	2,878,559	1,422,553
Cash	50,546	50,998	209,206	177,016
Cash at broker for financial futures contracts	164,153	—	436,463	730,490
Segregated cash for swap contracts	324,342	—	1,582,753	2,254,528
Cash at broker for forward foreign currency exchange contracts	620,018	—	50,000	230,000
Foreign currency, at value (cost $137,072, $54,842, $1,131,835 and $475,338, respectively)	137,439	55,408	1,138,074	479,330
Interest and dividend receivable	1,539,145	11,800,498	511,173	561,069
Receivable from advisor	—	—	12,392	3,326
Receivable for capital shares issued	—	2,175,562	—	8,380
Receivable for investments sold	180,184	4,090,182	3,797,839	3,777,851
Inflation swaps at value	—	—	11,358	11,358
Credit default swaps at value (premiums paid $280,719, $0, $0 and $0, respectively)	212,904	—	—	—
Unrealized appreciation on futures contracts	17,480	—	31,140	258,896
Unrealized appreciation on interest rate swaps contracts	—	—	6,658	6,658
Unrealized appreciation on forward foreign currency exchange contracts	309,910	—	118,885	158,561
Prepaid expenses and other assets	36,205	38,039	38,661	38,634

Total Assets	141,774,839	752,648,778	80,476,628	66,584,964

Liabilities:
Professional fees payable	5,874	5,874	5,874	5,874
Payable for capital shares redeemed	82,964	134,493	—	—

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2024

	RBC BlueBay	RBC BlueBay	RBC BlueBay	RBC BlueBay
	Emerging Market	High Yield	Core Plus	Strategic
	Debt Fund	Bond Fund	Bond Fund	Income Fund
Payable for investments purchased	$24,991,397	$22,879,000	$18,566,295	$4,250,212
Inflation swaps at value	—	—	2,622	2,622
Credit default swaps at value (premiums received $315,218, $0, $720,414 and $1,117,831, respectively)	318,642	—	725,053	1,125,030
Interest rate swaps at value (premiums received $0, $0, $58 and $79, respectively)	95,954	—	76,058	101,523
Unrealized depreciation on forward foreign currency exchange contracts	365,966	—	198,802	211,299
Unrealized depreciation on futures contracts	28,282	—	157,299	149,973
Unrealized depreciation on total return swaps	15,534	—	—	—
Accrued expenses and other payables:
Investment advisory fees	18,241	189,004	—	—
Accounting fees	7,641	12,842	8,743	8,753
Audit fees	50,258	50,258	50,258	50,258
Distribution fees	—	1,620	33,334	37,718
Custodian fees	5,989	7,280	7,416	7,678
Shareholder reports	6,073	26,443	4,294	4,537
Transfer agent fees	8,551	105,432	2,252	2,308
Other	12,013	18,455	14,146	14,361

Total Liabilities	26,013,379	23,430,701	19,852,446	5,972,146

Net Assets	$115,761,460	$729,218,077	$60,624,182	$60,612,818

Net Assets Consists of:
Capital	$119,971,058	$727,134,748	$63,689,242	$58,997,718
Accumulated earnings	(4,209,598)	2,083,329	(3,065,060)	1,615,100

Net Assets	$115,761,460	$729,218,077	$60,624,182	$60,612,818

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2024

	RBC BlueBay	RBC BlueBay	RBC BlueBay	RBC BlueBay
	Emerging Market	High Yield	Core Plus	Strategic
	Debt Fund	Bond Fund	Bond Fund	Income Fund
Net Assets
Class A	$7,613	$7,180,892	$5,637,072	$5,924,428
Class I	49,258,502	722,037,185	44,728,059	42,856,878
Class R6	66,495,345	N/A	10,259,051	11,831,512

Total	$115,761,460	$729,218,077	$60,624,182	$60,612,818

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	907	724,153	609,799	580,321
Class I	5,741,089	71,997,026	4,835,253	4,195,596
Class R6	7,697,833	N/A	1,109,032	1,158,260

Total	13,439,829	72,721,179	6,554,084	5,934,177

Net Asset Values and Redemption Prices Per Share:
Class A	$8.39	$9.92	$9.24	$10.21

Class I	$8.58	$10.03	$9.25	$10.21

Class R6	$8.64	$ N/A	$9.25	$10.21

Maximum Offering Price Per Share:
Class A	$8.76	$10.36	$9.60	$10.61

Maximum Sales Charge - Class A	4.25%	4.25%	3.75%	3.75%

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Year Ended September 30, 2024

	RBC BlueBay	RBC BlueBay	RBC BlueBay	RBC BlueBay
	Emerging Market	High Yield	Core Plus	Strategic
	Debt Fund	Bond Fund	Bond Fund	Income Fund
Investment Income:
Interest income	$5,736,761	$45,180,369	$2,740,554	$3,191,907
Dividend income - affiliated	103,912	902,121	122,040	164,174
Foreign tax withholding	(1,869)	—	(3,092)	(3,414)

Total Investment Income	5,838,804	46,082,490	2,859,502	3,352,667
Expenses:
Investment advisory fees	484,545	3,330,358	172,446	304,828
Distribution fees–Class A	39	13,499	12,087	14,022
Accounting fees	73,812	105,298	79,732	79,843
Audit fees	56,622	55,941	56,603	56,588
Custodian fees	74,297	91,703	81,136	83,064
Insurance fees	3,393	3,683	3,393	3,393
Legal fees	11,088	23,421	1,868	2,280
Registrations and filing fees	60,724	95,519	83,416	83,490
Shareholder reports	38,200	106,246	28,271	29,359
Transfer agent fees–Class A	3,575	4,552	3,525	3,587
Transfer agent fees–Class I	28,530	796,320	4,436	4,404
Transfer agent fees–Class R6	3,533	—	3,530	3,530
Trustees’ fees and expenses	2,676	22,796	1,810	2,237
Tax expense	6,820	6,820	6,495	6,476
Other fees	6,214	16,434	6,289	6,553

Total expenses before fee waiver/reimbursement	854,068	4,672,590	545,037	683,654
Expenses waived/reimbursed by:
Advisor	(283,289)	(1,236,730)	(320,005)	(318,375)

Net expenses	570,779	3,435,860	225,032	365,279

Net Investment Income	5,268,025	42,646,630	2,634,470	2,987,388

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	769,616	529,904	1,707,127	1,548,445
Foreign currency transactions	8,260	(12,548)	(13,404)	(34,472)
Foreign currency exchange contracts	53,515	20,436	92,497	108,389
Written options	65,006	—	—	—
Futures contracts	(135,285)	148,088	165,745	(890,803)
Swap agreements	(341,170)	1,672,102	(392,202)	(614,690)

Net realized gains	419,942	2,357,982	1,559,763	116,869
Net change in unrealized appreciation/ (depreciation) on:
Investments	8,179,794	36,676,574	3,841,102	3,876,150
Foreign currency	16,657	72,156	(6,484)	32,241

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Year Ended September 30, 2024

	RBC BlueBay	RBC BlueBay	RBC BlueBay	RBC BlueBay
	Emerging Market	High Yield	Core Plus	Strategic
	Debt Fund	Bond Fund	Bond Fund	Income Fund
Foreign currency exchange contracts	$(217,082)	$(56,756)	$(318,298)	$(316,378)
Futures contracts	(13,695)	172,475	(91,645)	(409,718)
Swap agreements	(116,102)	(8,536)	(129,788)	(217,268)

Net unrealized gains	7,849,572	36,855,913	3,294,887	2,965,027

Change in net assets resulting from operations	$13,537,539	$81,860,525	$7,489,120	$6,069,284

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Emerging Market Debt Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment income	$5,268,025	$2,679,101
Net realized gains/(losses) from investments, foreign currency, written options, futures contracts and swap contracts transactions	419,942	(1,985,770)
Net change in unrealized appreciation on investments, foreign currency, futures contracts and swap contracts	7,849,572	3,885,369

Change in net assets resulting from operations	13,537,539	4,578,700

Distributions to Shareholders:
Class A	(1,040)	(1,644)
Class I	(3,026,804)	(2,351,904)
Class R6	(1,728,478)	(730)

Change in net assets resulting from shareholder distributions	(4,756,322)	(2,354,278)

Capital Transactions: (Note 6)
Proceeds from shares issued	82,014,060	6,452,899
Distributions reinvested	4,622,595	2,322,313
Cost of shares redeemed	(18,593,783)	(2,269,729)

Change in net assets resulting from capital transactions	68,042,872	6,505,483

Net increase in net assets	76,824,089	8,729,905
Net Assets:
Beginning of year	38,937,371	30,207,466

End of year	$115,761,460	$38,937,371

Share Transactions:
Issued	10,109,196	863,993
Reinvested	570,858	301,880
Redeemed	(2,307,390)	(313,122)

Change in shares resulting from capital transactions	8,372,664	852,751

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay High Yield Bond Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment income	$42,646,630	$22,615,669
Net realized gains/(losses) from investments, foreign currency, futures contracts and swap contracts transactions	2,357,982	(13,302,527)
Net change in unrealized appreciation on investments, foreign currency, futures contracts and swap contracts	36,855,913	21,800,186

Change in net assets resulting from operations	81,860,525	31,113,328

Distributions to Shareholders:
Class A	(362,095)	(198,284)
Class I	(41,647,229)	(21,675,937)

Change in net assets resulting from shareholder distributions	(42,009,324)	(21,874,221)

Capital Transactions: (Note 6)
Proceeds from shares issued	361,077,219	288,660,291
Distributions reinvested	35,960,020	19,832,281
Cost of shares redeemed	(164,026,133)	(142,056,239)

Change in net assets resulting from capital transactions	233,011,106	166,436,333

Net increase in net assets	272,862,307	175,675,440
Net Assets:
Beginning of year	456,355,770	280,680,330

End of year	$729,218,077	$456,355,770

Share Transactions:
Issued	37,308,354	30,657,082
Reinvested	3,725,690	2,113,892
Redeemed	(16,958,923)	(15,090,663)

Change in shares resulting from capital transactions	24,075,121	17,680,311

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Core Plus Bond Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment income	$2,634,470	$2,058,943
Net realized gains/(losses) from investments, foreign currency, futures contracts and swap contracts transactions	1,559,763	(2,925,007)
Net change in unrealized appreciation on investments, foreign currency, futures contracts and swap contracts	3,294,887	2,675,953

Change in net assets resulting from operations	7,489,120	1,809,889

Distributions to Shareholders:
Class A	(229,699)	(100,947)
Class I	(1,719,221)	(777,143)
Class R6	(483,858)	(226,512)

Change in net assets resulting from shareholder distributions	(2,432,778)	(1,104,602)

Capital Transactions: (Note 6)
Proceeds from shares issued	9,380,775	—
Distributions reinvested	2,432,778	1,104,602
Cost of shares redeemed	(23,382)	—

Change in net assets resulting from capital transactions	11,790,171	1,104,602

Net increase in net assets	16,846,513	1,809,889
Net Assets:
Beginning of year	43,777,669	41,967,780

End of year	$60,624,182	$43,777,669

Share Transactions:
Issued	1,046,496	—
Reinvested	285,595	131,680
Redeemed	(2,599)	—

Change in shares resulting from capital transactions	1,329,492	131,680

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Strategic Income Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment income	$2,987,388	$2,272,042
Net realized gains from investments, foreign currency, futures contracts and swap contracts transactions	116,869	1,022,622
Net change in unrealized appreciation on investments, foreign currency, futures contracts and swap contracts	2,965,027	855,419

Change in net assets resulting from operations	6,069,284	4,150,083

Distributions to Shareholders:
Class A	(413,586)	(217,746)
Class I	(3,101,514)	(1,616,185)
Class R6	(855,347)	(467,016)

Change in net assets resulting from shareholder distributions	(4,370,447)	(2,300,947)

Capital Transactions: (Note 6)
Proceeds from shares issued	4,298,609	—
Distributions reinvested	4,370,447	2,300,946
Cost of shares redeemed	(2,678,201)	—

Change in net assets resulting from capital transactions	5,990,855	2,300,946

Net increase in net assets	7,689,692	4,150,082
Net Assets:
Beginning of year	52,923,126	48,773,044

End of year	$60,612,818	$52,923,126

Share Transactions:
Issued	435,561	—
Reinvested	449,167	241,708
Redeemed	(269,728)	—

Change in shares resulting from capital transactions	615,000	241,708

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 9/30/24	$7.53	0.54	0.87	1.41	(0.55)	(0.55)	$8.39
Year Ended 9/30/23	7.03	0.54	0.45	0.99	(0.49)	(0.49)	7.53
Year Ended 9/30/22	9.77	0.48	(2.70)	(2.22)	(0.52)	(0.52)	7.03
Year Ended 9/30/21	9.78	0.45	0.04(b)	0.49	(0.50)	(0.50)	9.77
Year Ended 9/30/20	10.14	0.48	(0.38)	0.10	(0.46)	(0.46)	9.78
Class I
Year Ended 9/30/24	$7.68	0.58	0.89	1.47	(0.57)	(0.57)	$8.58
Year Ended 9/30/23	7.17	0.57	0.45	1.02	(0.51)	(0.51)	7.68
Year Ended 9/30/22	9.89	0.50	(2.73)	(2.23)	(0.49)	(0.49)	7.17
Year Ended 9/30/21	9.90	0.48	0.03(b)	0.51	(0.52)	(0.52)	9.89
Year Ended 9/30/20	10.23	0.47	(0.33)	0.14	(0.47)	(0.47)	9.90
Class R6
Year Ended 9/30/24	$7.72	0.58	0.91	1.49	(0.57)	(0.57)	$8.64
Year Ended 9/30/23	7.20	0.58	0.45	1.03	(0.51)	(0.51)	7.72
Year Ended 9/30/22	9.94	0.51	(2.76)	(2.25)	(0.49)	(0.49)	7.20
Year Ended 9/30/21	9.94	0.49	0.04(b)	0.53	(0.53)	(0.53)	9.94
Year Ended 9/30/20	10.27	0.48	(0.33)	0.15	(0.48)	(0.48)	9.94

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 9/30/24	19.47%	$8	1.04%	6.83%	24.70%	70%
Year Ended 9/30/23	14.12%	17	1.04%	7.09%	15.47%	85%
Year Ended 9/30/22	(23.47)%	25	1.04%	5.67%	17.51%	98%
Year Ended 9/30/21	5.06%	15	1.04%	4.52%	43.25%	181%
Year Ended 9/30/20	1.06%	7	1.11%(c)	4.95%	28.23%	249%
Class I
Year Ended 9/30/24	19.92%	$49,259	0.79%	7.09%	1.18%	70%
Year Ended 9/30/23	14.42%	38,909	0.79%	7.38%	1.55%	85%
Year Ended 9/30/22	(23.27)%	30,173	0.79%	5.82%	1.65%	98%
Year Ended 9/30/21	5.28%	28,667	0.79%	4.76%	1.72%	181%
Year Ended 9/30/20	1.44%	21,356	0.85%(c)	4.87%	2.14%	249%
Class R6
Year Ended 9/30/24	20.10%	$66,495	0.74%	7.04%	1.09%	70%
Year Ended 9/30/23	14.54%	11	0.74%	7.43%	32.92%	85%
Year Ended 9/30/22	(23.27)%	10	0.74%	5.77%	31.35%	98%
Year Ended 9/30/21	5.35%	13	0.74%	4.82%	28.96%	181%
Year Ended 9/30/20	1.40%	12	0.79%(c)	4.91%	31.83%	249%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)

Beginning June 18, 2020, the net operating expenses were contractually limited to 1.04%, 0.79% and 0.74% of average daily net assets for Class A, Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2020.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 9/30/24	$9.28	0.65	0.66	—	1.31	(0.67)	—	(0.67)	$ 9.92
Year Ended 9/30/23	8.98	0.57	0.31	—	0.88	(0.58)	—	(0.58)	9.28
Year Ended 9/30/22	10.89	0.47	(1.94)	—	(1.47)	(0.44)	—	(0.44)	8.98
Year Ended 9/30/21	10.56	0.47	0.52	—(b)	0.99	(0.52)	(0.14)	(0.66)	10.89
Year Ended 9/30/20	10.46	0.48	0.09	—	0.57	(0.47)	—	(0.47)	10.56
Class I
Year Ended 9/30/24	$9.38	0.68	0.66	—	1.34	(0.69)	—	(0.69)	$ 10.03
Year Ended 9/30/23	9.07	0.61	0.30	—	0.91	(0.60)	—	(0.60)	9.38
Year Ended 9/30/22	10.98	0.48	(1.95)	—	(1.47)	(0.44)	—	(0.44)	9.07
Year Ended 9/30/21	10.64	0.50	0.53	—(b)	1.03	(0.55)	(0.14)	(0.69)	10.98
Year Ended 9/30/20	10.52	0.51	0.10	—	0.61	(0.49)	—	(0.49)	10.64

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 9/30/24	14.60%	$7,181	0.82%	6.79%	0.97%	111%
Year Ended 9/30/23	10.06%	3,580	0.81%	6.18%	1.14%	72%
Year Ended 9/30/22	(12.74)%	2,983	0.82%	4.45%	1.16%	75%
Year Ended 9/30/21	9.60%	3,727	0.82%	4.32%	1.18%	100%
Year Ended 9/30/20	5.64%	1,586	0.82%	4.64%	1.92%	187%
Class I
Year Ended 9/30/24	14.82%	$722,037	0.57%	7.05%	0.77%	111%
Year Ended 9/30/23	10.34%	452,775	0.56%	6.46%	0.81%	72%
Year Ended 9/30/22	(12.57)%	277,697	0.57%	4.76%	0.82%	75%
Year Ended 9/30/21	9.89%	244,644	0.57%	4.57%	0.87%	100%
Year Ended 9/30/20	6.03%	128,846	0.57%	4.92%	1.10%	187%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Core Plus Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 9/30/24	$ 8.37	0.45	0.85	1.30	(0.43)	(0.43)	$9.24
Year Ended 9/30/23	8.24	0.38	(0.05)	0.33	(0.20)	(0.20)	8.37
Period Ended 9/30/22(b)	10.00	0.18	(1.79)	(1.61)	(0.15)	(0.15)	8.24
Class I
Year Ended 9/30/24	$ 8.38	0.47	0.85	1.32	(0.45)	(0.45)	$9.25
Year Ended 9/30/23	8.24	0.40	(0.04)	0.36	(0.22)	(0.22)	8.38
Period Ended 9/30/22(b)	10.00	0.20	(1.79)	(1.59)	(0.17)	(0.17)	8.24
Class R6
Year Ended 9/30/24	$ 8.38	0.47	0.85	1.32	(0.45)	(0.45)	$9.25
Year Ended 9/30/23	8.24	0.40	(0.04)	0.36	(0.22)	(0.22)	8.38
Period Ended 9/30/22(b)	10.00	0.20	(1.79)	(1.59)	(0.17)	(0.17)	8.24

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from November 1, 2021 (commencement of operations) through September 30, 2022.

FINANCIAL HIGHLIGHTS

RBC BlueBay Core Plus Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 9/30/24	16.03%	$5,637	0.69%	5.11%	1.38%	910%
Year Ended 9/30/23	4.11%	4,358	0.70%	4.46%	1.34%	750%
Period Ended 9/30/22(c)	(16.32)%(d)	4,188	0.70%(e)	2.09%(e)	1.51%(e)	254%
Class I
Year Ended 9/30/24	16.31%	$44,728	0.44%	5.36%	1.07%	910%
Year Ended 9/30/23	4.34%	30,653	0.45%	4.71%	1.02%	750%
Period Ended 9/30/22(c)	(16.06)%(d)	29,381	0.45%(e)	2.34%(e)	1.15%(e)	254%
Class R6
Year Ended 9/30/24	16.37%	$10,259	0.39%	5.41%	1.09%	910%
Year Ended 9/30/23	4.39%	8,766	0.40%	4.76%	1.05%	750%
Period Ended 9/30/22(c)	(16.03)%(d)	8,399	0.40%(e)	2.39%(e)	1.19%(e)	254%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	For the period from November 1, 2021 (commencement of operations) through September 30, 2022.

(d)	Not annualized.

(e)	Annualized.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Strategic Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 9/30/24	$9.95	0.49	0.52	1.01	(0.47)	(0.28)	(0.75)	$10.21
Year Ended 9/30/23	9.60	0.41	0.36	0.77	(0.23)	(0.19)	(0.42)	9.95
Period Ended 9/30/22(b)	10.00	0.17	(0.44)	(0.27)	(0.13)	—	(0.13)	9.60
Class I
Year Ended 9/30/24	$9.95	0.52	0.51	1.03	(0.49)	(0.28)	(0.77)	$10.21
Year Ended 9/30/23	9.61	0.43	0.36	0.79	(0.26)	(0.19)	(0.45)	9.95
Period Ended 9/30/22(b)	10.00	0.19	(0.43)	(0.24)	(0.15)	—	(0.15)	9.61
Class R6
Year Ended 9/30/24	$9.95	0.52	0.52	1.04	(0.50)	(0.28)	(0.78)	$10.21
Year Ended 9/30/23	9.61	0.44	0.35	0.79	(0.26)	(0.19)	(0.45)	9.95
Period Ended 9/30/22(b)	10.00	0.19	(0.42)	(0.23)	(0.16)	—	(0.16)	9.61

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from November 1, 2021 (commencement of operations) through September 30, 2022.

FINANCIAL HIGHLIGHTS

RBC BlueBay Strategic Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 9/30/24	10.77%	$5,924	0.87%	4.96%	1.46%	890%
Year Ended 9/30/23	8.33%	5,269	0.88%	4.24%	1.42%	712%
Period Ended 9/30/22(c)	(2.70)%(d)	4,867	0.88%(e)	1.85%(e)	1.62%(e)	159%
Class I
Year Ended 9/30/24	11.02%	$42,857	0.62%	5.21%	1.16%	890%
Year Ended 9/30/23	8.48%	37,057	0.63%	4.49%	1.11%	712%
Period Ended 9/30/22(c)	(2.50)%(d)	34,146	0.63%(e)	2.10%(e)	1.28%(e)	159%
Class R6
Year Ended 9/30/24	11.08%	$11,832	0.57%	5.26%	1.18%	890%
Year Ended 9/30/23	8.54%	10,598	0.58%	4.54%	1.13%	712%
Period Ended 9/30/22(c)	(2.46)%(d)	9,760	0.58%(e)	2.15%(e)	1.32%(e)	159%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	For the period from November 1, 2021 (commencement of operations) through September 30, 2022.

(d)	Not annualized.

(e)	Annualized.

See Notes to the Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 23 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”).This report includes the following four investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC BlueBay Emerging Market Debt Fund (“Emerging Market Debt Fund”)

- RBC BlueBay High Yield Bond Fund (“High Yield Bond Fund”)

- RBC BlueBay Core Plus Bond Fund (“Core Plus Bond Fund”)

- RBC BlueBay Strategic Income Fund (“Strategic Income Fund”)

Class A and Class I shares are offered by each Fund; Class R6 shares are offered by Emerging Market Debt Fund, Core Plus Bond Fund and the Strategic Income Fund. Class A shares are offered with a maximum front-end sales charge of 4.25% for Emerging Market Debt Fund and High Yield Bond Fund and 3.75% for Core Plus Bond Fund and Strategic Income Fund and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM-UK” or Sub-Advisor“) acts as a sub-advisor for Emerging Market Debt Fund and High Yield Bond Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

To be announced securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

NOTES TO FINANCIAL STATEMENTS

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Bank loans are valued based on evaluated prices received from third-party pricing services or fair valued using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Options contracts traded in the over-the-counter (“OTC”) market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE, generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations,

NOTES TO FINANCIAL STATEMENTS

fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value.There were no material level 3 transfers as these funds hold level 3 securities. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

NOTES TO FINANCIAL STATEMENTS

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates. The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Market Debt Fund
Assets:
Investments in Securities
Foreign Government Bonds	$—	$77,516,936	$—	$77,516,936
Investment Company	33,397,607	—	—	33,397,607
Corporate Bonds	—	27,049,268	—	27,049,268
Municipal Bond	—	217,235	—	217,235
Put Option Purchased	—	1,467	—	1,467
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	309,910	—	309,910
Financial futures contracts	17,480	—	—	17,480
Credit default swaps	—	212,904	—	212,904

Total Assets	$33,415,087	$105,307,720	$—	$138,722,807

Liabilities:
Other Financial Instruments*
Total Return Swaps	$—	$(15,534)	$—	$(15,534)
Financial futures contracts	(28,282)	—	—	(28,282)
Interest rate swaps	—	(95,954)	—	(95,954)
Credit default swaps	—	(318,642)	—	(318,642)
Foreign currency exchange contracts - forward contracts	—	(365,966)	—	(365,966)

Total Liabilities	$(28,282)	$(796,096)	$—	$(824,378)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
High Yield Bond Fund
Assets:
Investments in Securities
Corporate Bonds
Australia	$—	$5,552,817	$17,236	$5,570,053
Bermuda	—	3,580,713	—	3,580,713
Canada	—	23,296,780	—	23,296,780
Czech Republic	—	2,092,436	—	2,092,436
Finland	—	4,364,022	—	4,364,022
France	—	27,368,360	—	27,368,360
Germany	—	18,873,134	—	18,873,134
Hong Kong	—	4,260,537	—	4,260,537
Israel	—	2,403,549	—	2,403,549
Italy	—	5,300,286	—	5,300,286
Luxembourg	—	13,617,395	—	13,617,395
Netherlands	—	7,763,682	—	7,763,682
United Kingdom	—	35,370,775	—	35,370,775
United States	—	538,818,946	126,701	538,945,647
Investment Company	41,624,511	—	—	41,624,511
Common Stocks
United Kingdom	—	6,197	—	6,197
United States	—	—	14	14
Rights/Warrants
Mexico	—	—	—	—

Total Assets	$41,624,511	$692,669,629	$143,951	$734,438,091

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Core Plus Bond Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$36,525,497	$—	$36,525,497
U.S. Government Agency Backed Mortgages	—	17,667,702	—	17,667,702
U.S. Treasury Obligations	—	6,899,677	—	6,899,677
Bank Loans	—	3,505,197	—	3,505,197
Investment Company	2,878,559	—	—	2,878,559
Collateralized Mortgage Obligations	—	2,809,693	—	2,809,693
Asset Backed Securities	—	1,895,246	—	1,895,246
Foreign Government Bonds	—	350,455	—	350,455
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	118,885	—	118,885
Financial futures contracts	31,140	—	—	31,140
Inflation swaps	—	11,358	—	11,358
Interest rate swaps -
Appreciation	—	6,658	—	6,658

Total Assets	$2,909,699	$69,790,368	$—	$72,700,067

Liabilities:
Other Financial Instruments*
Inflation swaps	$—	$(2,622)	$—	$(2,622)
Interest rate swaps	—	(76,058)	—	(76,058)
Financial futures contracts	(157,299)	—	—	(157,299)
Foreign currency exchange contracts - forward contracts	—	(198,802)	—	(198,802)
Credit default swaps	—	(725,053)	—	(725,053)

Total Liabilities	$(157,299)	$(1,002,535)	$—	$(1,159,834)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Strategic Income Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$39,828,530	$—	$39,828,530
U.S. Treasury Obligations	—	5,096,014	—	5,096,014
Bank Loans	—	4,465,720	—	4,465,720
Asset Backed Securities	—	3,609,417	—	3,609,417
Collateralized Mortgage Obligations	—	2,980,101	—	2,980,101
Investment Company	1,422,553	—	—	1,422,553
Foreign Government Bonds	—	486,532	—	486,532
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	158,561	—	158,561
Financial futures contracts	258,896	—	—	258,896
Inflation swaps	—	11,358	—	11,358
Interest rate swaps - Appreciation	—	6,658	—	6,658

Total Assets	$1,681,449	$56,642,891	$—	$58,324,340

Liabilities:
Other Financial Instruments*
Inflation swaps	$—	$(2,622)	$—	$(2,622)
Interest rate swaps	—	(101,523)	—	(101,523)
Financial futures contracts	(149,973)	—	—	(149,973)
Foreign currency exchange contracts - forward contracts	—	(211,299)	—	(211,299)
Credit default swaps	—	(1,125,030)	—	(1,125,030)

Total Liabilities	$(149,973)	$(1,440,474)	$—	$(1,590,447)

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts, swaps and foreign currency contracts which are valued at fair value.

	BlueBay High Yield Bond Fund
	Common Stocks	Corporate Bonds
Balance as of 9/30/23(value)	$1	$76,015
Sales (Paydowns)	—	(148,351)
Amortization	—	(4,532)
Realized gain (loss)	—	34,562
Transfer into Level 3	14	414,835
Change in unrealized appreciation (depreciation)	(1)	(228,592)

Balance as of 9/30/24(value)	$14	$143,937

The Funds’ assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile and potential defaults that may not be generally observable for the security. The Common Stock in High Yield Bond Fund were fair valued using a discounted cash flow model based on unobservable inputs that include estimated cash flows,

NOTES TO FINANCIAL STATEMENTS

implied credit spread and discount rate (weighted average cost of capital). The Corporate Bonds in High Yield Bond Fund were fair valued using discounted cash flows. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements
	Fund	Fair Value at September 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Corporate Bonds	High Yield Bond Fund	$143,937	Discounted Cash Flow	Discount Rate of Cash Flows	22.3% —30.0% (26.7%)
				Liquidity Discount	5.0% —7.5% (5.0%)
Common Stocks	High Yield Bond Fund	$ 14	Discounted Cash Flow	Discount Rate of Cash Flows	30%
				Liquidity Discount	10%

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities on the Statements of Operations. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions. However, for tax purposes, the effects of fluctuations in foreign currency exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations are segregated pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Bank Loans:

A Fund may invest in fixed and floating rate loans from one or more financial institutions (“lender(s)”) to a borrower by way of: (i) assignment/transfer of; or (ii) participation in the whole or part of the loan amount outstanding. In both instances, assignments or participations of such loans must be capable of being freely traded and transferred between investors in the loans. Participations typically will result in a Fund having a contractual relationship only with a lender as grantor of the participation but not with the borrower. A Fund acquires a participation interest only if the lender(s) positioned between the Fund and the borrower is determined by the Sub-Advisor to be creditworthy. When purchasing loan participations, a Fund assumes the economic risk associated with the corporate borrower and the credit risk associated with an interposed bank or other financial intermediary. Loan assignments typically involve a transfer of debt from a lender to a third party. When purchasing loan assignments, a Fund assumes the credit risk associated with the corporate borrower only.

Such loans may be secured or unsecured. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation. In addition, investments in loans through a direct assignment include the risk that if a loan is terminated, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

NOTES TO FINANCIAL STATEMENTS

A loan is often administered by an agent bank acting as agent for all holders. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

When a Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations.

As of September 30, 2024, Core Plus Bond Fund and Strategic Income Fund held bank loans.

Payment-in-Kind Securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the year ended September 30, 2024, the total in-kind payments received by the High Yield Bond Fund with respect to PIKs constituted less than 5% of the Fund’s total income and, therefore, such payments were not disclosed as a separate line item on the Statement of Operations.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. A Fund may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations.

NOTES TO FINANCIAL STATEMENTS

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Bond futures, Japanese treasury bond futures, Euro Dollar futures and Euro-Bund futures during the year ended September 30, 2024.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at September 30, 2024.

Options:

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed (exchange-traded) and OTC options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

NOTES TO FINANCIAL STATEMENTS

Forward Foreign Currency Exchange Contracts:

The Funds enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date.

The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of Forward contracts at period end are included in the Schedules of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements:

The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into interest rate, credit default and other swap agreements as of September 30, 2024.

Interest rate swap agreements generally involve the agreement by a Fund to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a writedown, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional

NOTES TO FINANCIAL STATEMENTS

amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

The Funds entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for floating rate that is derived from an inflation index, such as the Consumer price Index or UK Retail Price Index, Inflation swaps subject the Fund to interest rate risk.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statement of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/ (depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedules of Portfolio Investments under the captions “Interest rate swaps”, “Total return swaps”, “Inflation swaps” and “Credit default swaps”.

Fair Values of Derivative Financial Instrument as of September 30, 2024(1)
Statement of Assets and Liabilities Location
Asset Derivatives
	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Credit Risk:
Credit default swaps, at value	$212,904	$—	$—	$—
Interest Rate Risk:
Unrealized appreciation on interest rate swaps contracts	—	—	6,658	6,658
Unrealized appreciation on inflation swaps	—	—	11,358	11,358
Unrealized appreciation on futures contracts	17,480	—	31,140	258,896
Foreign currency exchange risk:
Investments, at value (purchased options)	1,467	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	309,910	—	118,885	158,561

Total	$541,761	$—	$168,041	$435,473

NOTES TO FINANCIAL STATEMENTS

Liability Derivatives
	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Credit Risk:
Credit default swaps, at value	$318,642	$—	$725,053	$1,125,030
Interest Rate Risk:
Unrealized depreciation on interest rate swaps contracts	95,954	—	76,058	101,523
Unrealized depreciation on inflation swaps	—	—	2,622	2,622
Unrealized depreciation on total return swaps	15,534	—	—	—
Unrealized depreciation on futures contracts	28,282	—	157,299	149,973
Foreign currency exchange risk:
Unrealized depreciation on forward foreign currency exchange contracts	365,966	—	198,802	211,299

Total	$824,378	$—	$1,159,834	$1,590,447

The effect of derivative instruments on the Statement of Operations during the year ended September 30, 2024 is as follows:

Derivative Instruments Categorized by Risk Exposure	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Net realized Gain/(Loss) From:
Credit Risk:
Credit default swaps	$(341,170)	$1,672,102	$(495,985)	$(777,714)
Interest Rate Risk:
Interest rate swaps	—	—	103,783	163,024
Financial futures contracts	(135,285)	148,088	165,745	(890,803)
Foreign currency exchange risk:
Forward foreign currency exchange contracts	53,515	20,436	92,497	108,389
Written Options	65,006	—	—	—

Total	$(357,934)	$1,840,626	$(133,960)	$(1,397,104)

Derivative Instruments Categorized by Risk Exposure	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Net Change in Unrealized
Appreciation/(Depreciation) From:
Credit Risk:
Credit default swaps	$(4,614)	$(8,536)	$(46,349)	$(79,337)
Interest Rate Risk:
Interest rate swaps	(95,954)	—	(92,175)	(146,667)
Inflation swaps	—	—	8,736	8,736

NOTES TO FINANCIAL STATEMENTS

Derivative Instruments Categorized by Risk Exposure	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Total return swaps	$(15,534)	$—	$—	$—
Financial futures contracts	(13,695)	172,475	(91,645)	(409,718)
Foreign currency exchange risk:
Forward foreign currency exchange contracts	(217,082)	(56,756)	(318,298)	(316,378)

Total	$(346,879)	$107,183	$(539,731)	$(943,364)

(1)	Not considered to be hedging instruments for accounting disclosure purposes.

For the year ended September 30, 2024, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Futures long position (contracts)	16	84	127	199
Futures short position (contracts)	25	—	101	255
Forward foreign currency exchange contracts purchased (U.S. dollar amounts)	$ 9,794,371	$ 307,112	$ 6,198,426	$ 7,000,269
Forward foreign currency exchange contracts sold (U.S. dollar amounts)	5,811,152	273,410	1,737,747	2,171,178
Forward foreign currency exchange contracts
Purchased in non-U.S. dollars
(U.S. dollar equivalent)	988,513	—	1,952,339	2,330,365
Purchased options (Cost $)	17,283	—	—	—
Written Options (Premium received $)	12,281	—	—	—
Inflation swaps (Notional
Amount in U.S. Dollar)	—	—	2,039,602	2,039,602
Interest rate swaps (Notional
Amount in U.S. Dollars)	1,449,415	—	4,458,137	5,574,691
Credit default swaps (Notional
Amount in U.S. Dollars)	15,722,045	8,083,598	25,793,000	43,042,000
Total return swaps (Notional
Amount in U.S. Dollars)	158,510	—	—	—

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

NOTES TO FINANCIAL STATEMENTS

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

With exchange-traded purchased options and futures and centrally cleared swaps, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash due to broker for options contracts, cash at broker for financial futures contracts and segregated cash and foreign currency for options contracts and swap contracts and cash received as payable to broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Portfolio Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

NOTES TO FINANCIAL STATEMENTS

Emerging Market Debt Fund

	Barclays Bank Plc	Citibank N.A.	Citigroup Global Markets Limited	Morgan Stanley Co. International plc	Morgan Stanley Co. LLC	Total
Assets:
Forward Currency Exchange Contracts	$25,230	$284,680	$—	$—	$—	$309,910
Swaps	63,449	—	139,838	9,617	—	212,904

Total Assets	88,679	284,680	139,838	9,617	—	522,814

Liabilities:
Forward Currency Exchange Contracts	115,174	250,792	—	—	—	365,966
Swaps	42,155	15,534	—	152,806	219,635	430,130

Total Liabilities	157,329	266,326	—	152,806	219,635	796,096

Total Financial and Derivative Net Assets[1]	(68,650)	18,354	139,838	(143,189)	(219,635)	(273,282)
Total Collateral (Received) Pledged[2]	—	—	—	—	219,635	219,635

Net Amount[3]	$(68,650)	$18,354	$139,838	$(143,189)	$—	$(53,647)

Core Plus Bond Fund

Assets:	Citibank N.A.	Morgan Stanley Co. LLC	Total
Forward Currency Exchange Contracts	$118,885	$—	$118,885
Swaps	—	18,016	18,016

Total Assets	118,885	18,016	136,901

Liabilities:
Forward Currency Exchange Contracts	198,802	—	198,802
Swaps	—	803,733	803,733

Total Liabilities	198,802	803,733	1,002,535

Total Financial and Derivative Net Assets[1]	(79,917)	(785,717)	(865,634)
Total Collateral (Received) Pledged[2]	—	785,717	785,717

Net Amount[3]	$(79,917)	$—	$(79,917)

NOTES TO FINANCIAL STATEMENTS

Strategic Income Fund

	Citibank N.A	Morgan Stanley & Co. LLC	Total
Assets:
Forward Currency Exchange Contracts	$158,561	$—	$158,561
Swaps	—	18,016	18,016

Total Assets	158,561	18,016	176,577

Liabilities:
Forward Currency Exchange Contracts	211,299	—	211,299
Swaps	—	1,229,175	1,229,175

Total Liabilities	211,299	1,229,175	1,440,474

Total Financial and Derivative Net Assets[1]	(52,738)	(1,211,159)	(1,263,897)
Total Collateral (Received) Pledged[2]	—	1,211,159	1,211,159

Net Amount[3]	$(52,738)	$—	$(52,738)

1 The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

2 Excess of collateral (received) pledged from/to the individual counterparty may not be shown for financial reporting purposes.

3 Net amount represents the net amount receivable (payable) from/to the individual counterparty in the event of default.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the affiliated money market fund.

	Value September 30, 2023	Purchases	Sales	Value September 30, 2024	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund — Institutional Class 1
Emerging Market Debt Fund	$ 1,255,527	$101,790,429	$(69,648,349)	$33,397,607	$103,912
High Yield Bond Fund	15,420,395	473,951,697	(447,747,581)	41,624,511	902,121
Core Plus Bond Fund	3,307,444	108,154,748	(108,583,633)	2,878,559	122,040
Strategic Income Fund	4,594,438	134,279,596	(137,451,481)	1,422,553	164,174

NOTES TO FINANCIAL STATEMENTS

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income net of non-reclaimable withholding taxes is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. Permanent differences include reclassification of foreign currency from capital to ordinary, currency treatment for the accrual of certain foreign denominated swaps and early termination on such swaps, and reclassification of foreign currency options from capital to currency. Permanent differences include reclassification of foreign currency from capital to ordinary, currency treatment for the accrual of certain foreign denominated swaps and early termination on such swaps, and reclassification of foreign currency options from capital to currency.

NOTES TO FINANCIAL STATEMENTS

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Market Debt Fund	0.65%
High Yield Bond Fund	0.55%
Core Plus Bond Fund	0.35%
Strategic Income Fund	0.53%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
Emerging Market Debt Fund	1.04%	0.79%	0.74%
High Yield Bond Fund	0.82%	0.57%	N/A
Core Plus Bond Fund	0.70%	0.45%	0.40%
Strategic Income Fund	0.88%	0.63%	0.58%

This expense limitation agreement is in place until January 31, 2026 and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

The amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/22	FYE 9/30/23	FYE 9/30/24	Total
Emerging Market Debt Fund	$233,671	$283,786	$280,376	$797,833
High Yield Bond Fund	704,969	837,648	1,207,628	2,750,245
Core Plus Bond Fund	304,698	259,043	315,983	879,724
Strategic Income Fund	300,597	254,175	312,892	867,664

There was no recoupment of expense reimbursement/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the period ended September 30, 2024, the amount waived was $2,913, $29,102, $4,022 and $5,483 for the Emerging Market Debt Fund, High Yield Bond Fund, Core Plus Bond Fund and Strategic Income Fund respectively, and is included in expenses waived/reimbursed by Advisory in the Statement of Operations.

Emerging Market Debt Fund and High Yield Bond Fund are sub-advised by RBC GAM-UK, a wholly-owned subsidiary of Royal Bank of Canada, which is also the parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based in part on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $92,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

The table below shows, as of September 30, 2024, each Fund’s net assets, the shares (if any) of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Market Debt Fund	$115,761,460	1,558	0.0%
High Yield Bond Fund	$729,218,077	15,613	0.0%
Core Plus Bond Fund	$60,624,182	5,510,430	84.1%
Strategic Income Fund	$60,612,818	5,759,463	97.0%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the year ended September 30, 2024, there were no fees waived by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the year ended September 30, 2024.

For the year ended September 30, 2024, the Distributor received commissions of $84,888 for front-end sales charges of Class A shares of the Funds, of which $81,688 was paid to affiliated broker-dealers.

NOTES TO FINANCIAL STATEMENTS

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the year ended September 30, 2024 were as follows:

	Purchases (Excl. U.S. Gov’t)	Sales (Excl. U.S. Gov’t)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
Emerging Market Debt Fund	$110,468,613	$49,428,162	$—	$—
High Yield Bond Fund	770,409,609	547,322,154	85,836,185	96,424,876
Core Plus Bond Fund	370,220,666	364,465,800	118,175,611	111,397,373
Strategic Income Fund	435,325,930	429,216,594	23,737,881	25,253,098

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

	Emerging Market Debt Fund		High Yield Bond Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$12	$3,934,884	$1,415,522
Distributions reinvested	1,040	1,644	362,095	197,830
Cost of shares redeemed	(12,046)	(11,195)	(1,071,663)	(1,111,918)

Change in Class A	$(11,006)	$(9,539)	$3,225,316	$501,434

Class I
Proceeds from shares issued	$17,976,081	$6,452,887	$357,142,335	$287,244,769
Distributions reinvested	2,893,077	2,319,939	35,597,925	19,634,451
Cost of shares redeemed	(15,361,904)	(2,258,534)	(162,954,470)	(140,944,321)

Change in Class I	$5,507,254	$6,514,292	$229,785,790	$165,934,899

Class R6
Proceeds from shares issued	$64,037,979	$—	$—	$—
Distributions reinvested	1,728,478	730	—	—
Cost of shares redeemed	(3,219,833)	—	—	—

Change in Class R6	$62,546,624	$730	$—	$—

Change in net assets resulting from capital transactions	$68,042,872	$6,505,483	$233,011,106	$166,436,333

SHARE TRANSACTIONS:
Class A
Issued	—	1	412,462	152,070
Reinvested	133	219	37,896	21,315
Redeemed	(1,498)	(1,468)	(111,874)	(120,061)

Change in Class A	(1,365)	(1,248)	338,484	53,324

Class I
Issued	2,233,216	863,992	36,895,892	30,505,012
Reinvested	361,404	301,566	3,687,794	2,092,577
Redeemed	(1,916,944)	(311,654)	(16,847,049)	(14,970,602)

Change in Class I	677,676	853,904	23,736,637	17,626,987

Class R6
Issued	7,875,980	—	—	—
Reinvested	209,321	95	—	—
Redeemed	(388,948)	—	—	—

Change in Class R6	7,696,353	95	—	—

Change in shares resulting from capital transactions	8,372,664	852,751	24,075,121	17,680,311

NOTES TO FINANCIAL STATEMENTS

	Core Plus Bond Fund		Strategic Income Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$556,756	$—	$113,277	$—
Distributions reinvested	229,699	100,947	413,586	217,745
Cost of shares redeemed	(1,077)	—	(32,921)	—

Change in Class A	$785,378	$100,947	$493,942	$217,745

Class I
Proceeds from shares issued	$8,770,539	$—	$4,133,563	$—
Distributions reinvested	1,719,221	777,143	3,101,514	1,616,186
Cost of shares redeemed	(22,305)	—	(2,645,280)	—

Change in Class I	$10,467,455	$777,143	$4,589,797	$1,616,186

Class R6
Proceeds from shares issued	$53,480	$—	$51,769	$—
Distributions reinvested	483,858	226,512	855,347	467,015

Change in Class R6	$537,338	$226,512	$907,116	$467,015

Change in net assets resulting from capital transactions	$11,790,171	$1,104,602	$5,990,855	$2,300,946

SHARE TRANSACTIONS:
Class A
Issued	62,496	—	11,434	—
Reinvested	27,000	12,051	42,529	22,894
Redeemed	(119)	—	(3,325)	—

Change in Class A	89,377	12,051	50,638	22,894

Class I
Issued	977,930	—	418,834	—
Reinvested	201,746	92,623	318,740	169,769
Redeemed	(2,480)	—	(266,403)	—

Change in Class I	1,177,196	92,623	471,171	169,769

Class R6
Issued	6,070	—	5,293	—
Reinvested	56,849	27,006	87,898	49,045

Change in Class R6	62,919	27,006	93,191	49,045

Change in shares resulting from capital transactions	1,329,492	131,680	615,000	241,708

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

NOTES TO FINANCIAL STATEMENTS

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Market Debt Fund	$134,644,503	$5,711,997	$(2,411,850)	$3,300,147
High Yield Bond Fund	716,729,277	22,180,812	(4,471,771)	17,709,041
Core Plus Bond Fund	71,437,449	1,505,166	(668,476)	836,690
Strategic Income Fund	56,679,972	1,810,298	(735,577)	1,074,721

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, currency straddle losses, significant debt modifications and mark to market on derivatives.

The tax character of distributions during the year ended September 30, 2024 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Emerging Market Debt Fund	$4,756,322	$—	$4,756,322	$4,756,322
High Yield Bond Fund	42,009,324	—	42,009,324	42,009,324
Core Plus Bond Fund	2,432,778	—	2,432,778	2,432,778
Strategic Income Fund	3,216,783	1,153,664	4,370,447	4,370,447

The tax character of distributions during the year ended September 30, 2023 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Emerging Market Debt Fund	$2,354,279	$—	$2,354,279	$2,354,279
High Yield Bond Fund	21,874,221	—	21,874,221	21,874,221
Core Plus Bond Fund	1,104,602	—	1,104,602	1,104,602
Strategic Income Fund	1,303,132	997,815	2,300,947	2,300,947

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Undistributed ordinary income	$1,159,691	$5,011,918	$770,821	$967,575
Undistributed long term gain	—	—	—	—

Accumulated earnings	1,159,691	5,011,918	770,821	967,575
Accumulated capital loss carryforwards	(8,669,436)	(20,637,630)	(4,672,571)	—
Unrealized appreciation	3,300,147	17,709,041	836,690	1,074,721

Total Accumulated Earnings/(Losses)	$(4,209,598)	$2,083,329	$(3,065,060)	$2,042,296

As of September 30, 2024, the Emerging Market Debt Fund, the High Yield Bond Fund, and the Core Plus Bond Fund had short-term capital loss carryforwards of $6,268,727, $3,098,572 and $1,977,597 and long-term capital loss carryforwards of $2,400,709, $17,539,058 and $2,694,974 respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

As of September 30, 2024, the Emerging Market Debt Fund, the High Yield Bond Fund, and the Core Plus Bond Fund had utilized capital loss carryforwards of $33,206, $6,184,284 and $1,734,328 respectively.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Strategic Income Fund had deferred qualified late-year capital losses of $427,196 which will be treated as arising on the first business day of the fiscal year ending September 30, 2024.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Prior to June 11, 2021, each Fund charged a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. In addition, the Trust may limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee was deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee was not charged in cases where, for example, the redemption resulted from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

9. Commitments:

High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, High Yield Bond Fund may also enter into bridge loan commitments (“commitments”). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of September 30, 2024, High Yield Bond Fund had no outstanding commitments. In connection with these commitments, High Yield Bond Fund earns a commitment fee, typically set as a

NOTES TO FINANCIAL STATEMENTS

percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

10. Line of Credit

The Funds are participants in a single uncommitted, unsecured $60,000,000 line of credit with The Bank of New York Mellon, the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of June 13, 2025. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Fund participates in the line of credit, there is no assurance that an individual fund will have access to all or any part of the $60,000,000 at any particular time. During the year ended September 30, 2024, none of the Funds borrowed under the line of credit.

11. Significant Risks

Shareholder concentration risk:

As of September 30, 2024, the following Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Emerging Market Debt Fund	1	19.4%
High Yield Bond Fund	2	46.5%
Core Plus Bond Fund	1	15.9%

In addition, one unaffiliated shareholder owned 57.5% of the Emerging Market Debt Fund as of September 30, 2024. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

Interest Rate Risk:

A Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, a Fund’s yield may also be low. When interest rates increase, securities held by a Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. A Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Credit Spread Risk:

A Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived (whether by market participants, rating agencies, pricing services or otherwise)

NOTES TO FINANCIAL STATEMENTS

deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

Currency Risk:

Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investment denominated in that currency. Currency markets generally are not as regulated as securities markets.

The Funds may be exposed to currency exchange risk where the assets and income are denominated in foreign currencies. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the currency exchange markets and relative merits of investment in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates can also be affected unpredictably by intervention (or failure to intervene) by governments or central banks, or by currency controls or political developments. Such events may prevent or restrict a Fund’s ability to enter into foreign currency transactions, force a Fund to exit a foreign currency transaction at a disadvantageous time or price, or result in penalties for the Fund, any of which may result in a loss to the Fund.

12. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of RBC Funds Trust and Shareholders of RBC BlueBay Emerging Market Debt Fund, RBC BlueBay High Yield Bond Fund, RBC BlueBay Core Plus Bond Fund, and RBC BlueBay Strategic Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of RBC BlueBay Emerging Market Debt Fund, RBC BlueBay High Yield Bond Fund, RBC BlueBay Core Plus Bond Fund, and RBC BlueBay Strategic Income Fund (four of the funds constituting RBC Funds Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Minneapolis, Minnesota

November 22, 2024

We have served as the auditor of one or more investment companies in the RBC Funds since 2016.

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended September 30, 2024, the following Funds had a qualified interest income percentage of:

Qualified Interest Income
Emerging Market Debt Fund	90.25%
High Yield Bond Fund	98.94%
Core Plus Bond Fund	88.58%
Strategic Income Fund	69.23%

For the year ended September 30, 2024, the following Funds had a qualified short term gains percentage of :

Qualified Short-Term Gains
Strategic Income Fund	4.56%

For the year ended September 30, 2024, the following Funds had a qualified foreign source income percentage of:

Pursuant to Internal Revenue Code Section 852(b)(3), the Strategic Income Fund reported $1,153,664, respectively, as long-term capital gain distributions for the year ended September 30, 2024.

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory and Sub-Advisory Agreements

In September 2024, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and, for the RBC BlueBay Emerging Market Debt Fund, RBC BlueBay High Yield Bond Fund, the services provided by RBC Global Asset Management (UK) Limited (the “Sub-Advisor”), and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements with the Advisor and sub-advisory agreements with the Sub-Advisor (the investment advisory and sub-advisory agreements, collectively, being the “Agreements”) for each Fund for an additional year.

As part of their review of the Agreements, the Trustees requested and considered information regarding the advisory services performed by the Advisor and Sub-Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year; information presented at both a special meeting held to review requested material related to the proposed renewals and a regular meeting at which the proposed renewals were considered; and their experience with the portfolio management teams over the years. The information included material provided by the Advisor and Sub-Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company, providing comparative fee and expense information and comparative performance information for the Funds vs. funds in the same category and funds in more tailored peer groups. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management and investment teams, as well as senior investment professionals from the Sub-Advisor, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature and quality of the services provided to the Funds by the Advisor and Sub-Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks as well as their respective Morningstar categories and peer groups, including in the case of the RBC BlueBay Strategic Income Fund, a custom peer group more aligned with that fund’s specific investment strategy. The Board noted that each of the RBC BlueBay Core Plus Bond Fund and RBC BlueBay Strategic Income Fund had not yet completed three full years of operations, but for the trailing one year, each had outperformed its benchmark as well as the median performance of its respective peer group. The other two Funds showed performance in the top half of each of their category and peer groups for each of the one-, three- and five-year periods as well as outperforming their benchmark indices for the same periods.

In considering the nature and quality of services provided to the Funds, the Trustees discussed the Sub-Advisor’s strong research, credit, and fundamental analysis capabilities and specialized expertise in the area of emerging market debt instruments and absolute return strategies. The Trustees also considered the extensive portfolio management experience of the Sub-Advisor’s staff as well as the Advisor’s and Sub-Advisor’s operational and compliance structure and systems, and the Advisor’s expertise in coordinating the investment management and related operations of the Funds. The Trustees continued to have confidence in the Advisor and Sub-Advisor and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

The Trustees reviewed advisory fee and expense information for each Fund compared to similarly situated funds, including information regarding other client accounts advised or sub-advised by the Advisor with similar investment strategies and the reasons for any differences in fees. The Trustees considered, and viewed favorably, the arrangements to subsidize Fund expenses at competitive levels through expense limitation agreements with the Adviser. The Trustees evaluated profitability data for the Advisor and considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Funds, including any fall-out benefits. The Trustees noted that the advisory fees and expense ratios for all four Funds were below the median expense ratios for their respective peer groups and appeared to be fair and reasonable in light of the level and quality of the services provided under all the circumstances and were within the range of what might have been negotiated at arms’ length.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Based upon their review, the Trustees concluded that the nature and quality of the services provided by both the Advisor and Sub-Advisor were of a high quality and it is in the interests of the Funds and their shareholders for the Trustees to approve the Agreement and expense limitation arrangement for each Fund for an additional year. In arriving at their collective decision to approve the renewal of the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the year ended September 30, 2024.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

Financial Statements and Other Important Information For the year ended September 30, 2024 RBC SMID Cap Growth Fund RBC Enterprise Fund RBC Small Cap Core Fund RBC Microcap Value Fund RBC Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

September 30, 2024

Shares		Value
Common Stocks — 98.2%
Communication Services — 2.8%
14,437	Nexstar Media Group, Inc.	$2,387,158
87,768	PubMatic, Inc., Class A*	1,305,110
47,610	TechTarget, Inc.*	1,164,065

		4,856,333

Consumer Discretionary — 12.0%
12,760	Burlington Stores, Inc.*	3,362,005
37,720	Fox Factory Holding Corp.*	1,565,380
36,379	Gentherm, Inc.*	1,693,443
52,420	G-III Apparel Group Ltd.*	1,599,858
12,086	Installed Building Products, Inc.	2,976,419
16,348	LCI Industries	1,970,588
33,790	Ollie’s Bargain Outlet Holdings, Inc.*	3,284,388
22,440	Planet Fitness, Inc., Class A*	1,822,577
12,320	Texas Roadhouse, Inc.	2,175,712

		20,450,370

Consumer Staples — 4.2%
6,855	Casey’s General Stores, Inc.	2,575,492
16,390	Freshpet, Inc.*	2,241,660
30,661	Performance Food Group Co.*	2,402,903

		7,220,055

Energy — 2.9%
185,900	TechnipFMC Plc	4,876,157

Financials — 8.4%
49,230	Baldwin Insurance Group, Inc. (The)*	2,451,654
14,316	FirstCash Holdings, Inc.	1,643,477
8,692	Jack Henry & Associates, Inc.	1,534,486
5,337	Kinsale Capital Group, Inc.	2,484,747
32,970	Stifel Financial Corp.	3,095,883
14,663	WEX, Inc.*	3,075,271

		14,285,518

Health Care — 20.6%
14,600	Acadia Healthcare Co., Inc.*	925,786
216,670	Alphatec Holdings, Inc.*	1,204,685
156,260	Avid Bioservices, Inc.*	1,778,239
28,871	Azenta, Inc.*	1,398,511
31,800	Bio-Techne Corp.	2,541,774
84,570	Certara, Inc.*	990,315
8,770	Charles River Laboratories International, Inc.*	1,727,427
16,220	CONMED Corp.	1,166,542
33,697	Haemonetics Corp.*	2,708,565
22,294	HealthEquity, Inc.*	1,824,764
31,420	Integer Holdings Corp.*	4,084,600

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

September 30, 2024

Shares		Value
8,250	Medpace Holdings, Inc.*	$2,753,850
41,488	Merit Medical Systems, Inc.*	4,100,259
122,530	Neogen Corp.*	2,059,729
11,630	Repligen Corp.*	1,730,777
59,370	Stevanato Group SpA	1,187,400
3,660	UFP Technologies, Inc.*	1,159,122
39,870	Vericel Corp.*	1,684,507

		35,026,852

Industrials — 19.5%
12,950	AGCO Corp.	1,267,287
62,544	Ameresco, Inc., Class A*	2,372,919
11,983	Applied Industrial Technologies, Inc.	2,673,767
5,020	CACI International, Inc., Class A*	2,532,891
13,630	EnPro Industries, Inc.	2,210,514
66,995	ExlService Holdings, Inc.*	2,555,859
16,842	ICF International, Inc.	2,809,077
18,240	John Bean Technologies Corp.	1,796,823
8,197	Landstar System, Inc.	1,548,167
49,414	Mercury Systems, Inc.*	1,828,318
10,940	Paylocity Holding Corp.*	1,804,772
8,870	RBC Bearings, Inc.*	2,655,501
83,850	Tetra Tech, Inc.	3,954,366
18,989	Woodward, Inc.	3,256,803

		33,267,064

Information Technology — 22.3%
29,977	Alkami Technology, Inc.*	945,475
23,497	Altair Engineering, Inc., Class A*	2,244,198
16,150	ASGN, Inc.*	1,505,664
8,733	Badger Meter, Inc.	1,907,375
10,749	CyberArk Software Ltd.*	3,134,516
34,599	Diodes, Inc.*	2,217,450
35,070	Dynatrace, Inc.*	1,875,193
25,628	ePlus, Inc.*	2,520,258
7,636	Globant SA*	1,512,997
87,270	Informatica, Inc., Class A*	2,206,186
5,798	Littelfuse, Inc.	1,537,919
8,793	Manhattan Associates, Inc.*	2,474,174
12,076	Novanta, Inc.*	2,160,638
17,070	Onto Innovation, Inc.*	3,543,049
15,420	Perficient, Inc.*	1,163,902
65,900	Sapiens International Corp. NV	2,456,093
14,600	Silicon Laboratories, Inc.*	1,687,322
14,602	SPS Commerce, Inc.*	2,835,270

		37,927,679

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

September 30, 2024

Shares		Value
Materials — 4.2%
15,245	AptarGroup, Inc.	$2,442,096
10,998	Balchem Corp.	1,935,648
16,873	HB Fuller Co.	1,339,379
5,082	Reliance, Inc.	1,469,765

		7,186,888

Real Estate — 1.3%
16,274	Lamar Advertising Co., REIT, Class A	2,174,206

Total Common Stocks		167,271,122

(Cost $128,471,963)

Investment Company — 2.2%
3,868,926	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	3,868,926

Total Investment Company		3,868,926

(Cost $3,868,926)

Total Investments		$171,140,048
(Cost $132,340,889)(b) — 100.4%

Liabilities in excess of other assets — (0.4)%		(759,009)

NET ASSETS — 100.0%		$170,381,039

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

September 30, 2024

Shares		Value
Common Stocks — 91.5%
Consumer Discretionary — 10.9%
38,580	Beazer Homes USA, Inc.*	$1,318,279
25,610	Genesco, Inc.*	695,824
43,480	G-III Apparel Group Ltd.*	1,327,009
3,280	Group 1 Automotive, Inc.	1,256,371
24,700	Legacy Housing Corp.*	675,545
5,860	Oxford Industries, Inc.	508,414
7,433	Patrick Industries, Inc.	1,058,236
15,290	Steven Madden Ltd.	749,057

		7,588,735

Consumer Staples — 1.9%
5,810	John B Sanfilippo & Son, Inc.	547,941
9,100	MGP Ingredients, Inc.	757,575

		1,305,516

Energy — 3.6%
50,350	Magnolia Oil & Gas Corp., Class A	1,229,547
18,820	Matador Resources Co.	930,084
19,120	Par Pacific Holdings, Inc.*	336,512

		2,496,143

Financials — 18.1%
7,100	AMERISAFE, Inc.	343,143
44,050	Banc of California, Inc.	648,857
40,908	Compass Diversified Holdings	905,294
42,042	Eastern Bankshares, Inc.	689,068
19,430	Esquire Financial Holdings, Inc.	1,267,030
14,750	First Bancorp/Southern Pines, NC	613,453
17,440	German American Bancorp, Inc.	675,800
24,006	Mercantile Bank Corp.	1,049,542
13,890	Northrim BanCorp, Inc.	989,246
13,210	Preferred Bank/Los Angeles, CA	1,060,102
15,410	QCR Holdings, Inc.	1,140,802
20,850	Silvercrest Asset Management Group, Inc., Class A	359,454
19,820	Southern First Bancshares, Inc.*	675,466
11,280	Stewart Information Services Corp.	843,067
23,020	Stock Yards Bancorp, Inc.	1,427,010

		12,687,334

Health Care — 16.4%
86,440	Alphatec Holdings, Inc.*	480,606
12,220	Amphastar Pharmaceuticals, Inc.*	593,037
42,090	Astrana Health, Inc.*	2,438,695
23,130	Lantheus Holdings, Inc.*	2,538,517
151,060	Maravai LifeSciences Holdings, Inc., Class A*	1,255,309
172,400	MiMedx Group, Inc.*	1,018,884

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

September 30, 2024

Shares		Value
25,440	Surmodics, Inc.*	$986,563
6,720	UFP Technologies, Inc.*	2,128,224

		11,439,835

Industrials — 20.4%
64,480	ACCO Brands Corp.	352,705
17,715	Allient Inc.	336,408
40,970	Barrett Business Services, Inc.	1,536,785
29,660	Bowman Consulting Group Ltd.*	714,213
67,920	BrightView Holdings, Inc.*	1,069,061
10,778	Casella Waste Systems, Inc., Class A*	1,072,303
17,310	CBIZ, Inc.*	1,164,790
15,540	Columbus McKinnon Corp.	559,440
17,280	Douglas Dynamics, Inc.	476,582
31,036	Ducommun, Inc.*	2,043,100
21,210	Enerpac Tool Group Corp.	888,487
17,606	Greenbrier Cos., Inc. (The)	895,969
62,550	Hudson Technologies, Inc.*	521,667
14,753	Insteel Industries, Inc.	458,671
3,910	Standex International Corp.	714,670
47,860	Thermon Group Holdings, Inc.*	1,428,143

		14,232,994

Information Technology — 12.6%
34,030	Cohu, Inc.*	874,571
11,900	Crane NXT Co.	667,590
36,390	Napco Security Technologies, Inc.	1,472,340
9,183	Novanta, Inc.*	1,643,022
7,780	Onto Innovation, Inc.*	1,614,817
15,242	PC Connection, Inc.	1,149,704
32,796	Sapiens International Corp. NV	1,222,307
390	Super Micro Computer, Inc.*	162,396

		8,806,747

Materials — 3.1%
18,577	Koppers Holdings, Inc.	678,618
9,190	Materion Corp.	1,027,993
32,030	Metallus, Inc.*	475,005

		2,181,616

Real Estate — 3.5%
82,570	Chatham Lodging Trust, REIT	703,496
20,700	Community Healthcare Trust, Inc., REIT	375,705
125,370	Summit Hotel Properties, Inc., REIT	860,038
27,150	UMH Properties, Inc., REIT	534,041

		2,473,280

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

September 30, 2024

Shares		Value
Utilities — 1.0%
11,510	Unitil Corp.	$697,276

Total Common Stocks		63,909,476

(Cost $41,520,801)

Exchange Traded Funds — 6.9%
4,790	iShares Biotechnology ETF	697,424
14,880	iShares Russell Microcap Index Fund	1,835,002
23,540	SPDR S&P Biotech ETF	2,325,752

Total Exchange Traded Funds		4,858,178

(Cost $4,219,222)

Investment Company — 1.7%
1,148,146	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	1,148,146

Total Investment Company		1,148,146

(Cost $1,148,146)

Total Investments		$69,915,800
(Cost $46,888,169)(b) — 100.1%

Liabilities in excess of other assets — (0.1)%		(54,526)

NET ASSETS — 100.0%		$69,861,274

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

September 30, 2024

Shares		Value
Common Stocks — 95.9%
Communication Services — 2.7%
6,754	Nexstar Media Group, Inc.	$1,116,774

Consumer Discretionary — 13.5%
730	Cavco Industries, Inc.*	312,615
3,066	Deckers Outdoor Corp.*	488,874
15,523	G-III Apparel Group Ltd.*	473,762
3,260	Group 1 Automotive, Inc.	1,248,710
3,500	Oxford Industries, Inc.	303,660
9,154	Patrick Industries, Inc.	1,303,255
20,820	Taylor Morrison Home Corp.*	1,462,813

		5,593,689

Consumer Staples — 1.5%
3,320	John B Sanfilippo & Son, Inc.	313,109
3,720	MGP Ingredients, Inc.	309,690

		622,799

Energy — 5.4%
47,196	Magnolia Oil & Gas Corp., Class A	1,152,526
17,920	Matador Resources Co.	885,607
11,789	Par Pacific Holdings, Inc.*	207,486

		2,245,619

Financials — 14.0%
62,462	Compass Diversified Holdings	1,382,284
7,820	Independent Bank Group, Inc.	450,901
8,260	Pinnacle Financial Partners, Inc.	809,233
7,284	Preferred Bank/Los Angeles, CA	584,541
6,470	QCR Holdings, Inc.	478,974
9,280	Stewart Information Services Corp.	693,587
7,770	Wintrust Financial Corp.	843,278
11,730	WSFS Financial Corp.	598,113

		5,840,911

Health Care — 10.9%
19,131	Astrana Health, Inc.*	1,108,450
12,054	Globus Medical, Inc., Class A*	862,343
14,556	Lantheus Holdings, Inc.*	1,597,521
1,053	Masimo Corp.*	140,397
85,690	MiMedx Group, Inc.*	506,428
1,101	West Pharmaceutical Services, Inc.	330,476

		4,545,615

Industrials — 23.2%
102,375	ACCO Brands Corp.	559,991
6,840	Arcosa, Inc.	648,158
4,249	Atkore, Inc.	360,060

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

September 30, 2024

Shares		Value
42,630	Barrett Business Services, Inc.	$1,599,051
41,870	BrightView Holdings, Inc.*	659,034
13,366	CBIZ, Inc.*	899,398
15,001	Columbus McKinnon Corp.	540,036
22,423	Ducommun, Inc.*	1,476,106
15,850	Enerpac Tool Group Corp.	663,957
12,865	Greenbrier Cos., Inc. (The)	654,700
43,850	Hudson Technologies, Inc.*	365,709
12,100	Insteel Industries, Inc.	376,189
5,950	Terex Corp.	314,815
17,390	Thermon Group Holdings, Inc.*	518,918

		9,636,122

Information Technology — 14.0%
4,523	Ambarella, Inc.*	255,120
12,980	Cohu, Inc.*	333,586
7,050	InterDigital, Inc.	998,491
8,674	MKS Instruments, Inc.	942,951
3,676	Novanta, Inc.*	657,710
4,121	Onto Innovation, Inc.*	855,355
7,240	PC Connection, Inc.	546,113
15,889	Sapiens International Corp. NV	592,183
300	Super Micro Computer, Inc.*	124,920
12,240	Tenable Holdings, Inc.*	495,965

		5,802,394

Materials — 2.8%
13,111	Koppers Holdings, Inc.	478,945
3,770	Materion Corp.	421,712
18,840	Metallus, Inc.*	279,397

		1,180,054

Real Estate — 5.3%
11,270	Agree Realty Corp., REIT	848,969
25,290	DiamondRock Hospitality Co., REIT	220,781
2,990	EastGroup Properties, Inc., REIT	558,592
15,188	STAG Industrial, Inc., REIT	593,699

		2,222,041

Utilities — 2.6%
7,310	Southwest Gas Holdings, Inc.	539,186
8,920	Unitil Corp.	540,373

		1,079,559

Total Common Stocks		39,885,577

(Cost $24,359,748)

Exchange Traded Funds — 2.8%
168	iShares Russell 2000 Index Fund	37,110

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

September 30, 2024

Shares		Value
11,390	SPDR S&P Biotech ETF	$1,125,332

Total Exchange Traded Funds		1,162,442

(Cost $1,385,614)

Investment Company — 1.3%
538,429	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	538,429

Total Investment Company		538,429

(Cost $538,429)

Total Investments		$41,586,448
(Cost $26,283,791)(b) — 100.0%

Liabilities in excess of other assets — (0.0)%		(12,386)

NET ASSETS — 100.0%		$41,574,062

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

September 30, 2024

Shares		Value
Common Stocks — 96.6%
Communication Services — 1.4%
13,700	AMC Networks, Inc., Class A*	$119,053
72,450	DHI Group, Inc.*	133,308
26,600	Gray Television, Inc.	142,576
51,000	National CineMedia, Inc.*	359,550
16,200	Reservoir Media, Inc.*	131,382
21,400	Saga Communications, Inc., Class A	307,304
38,900	SPAR Group, Inc.*	95,305
20,800	Spok Holdings, Inc.	313,248

		1,601,726

Consumer Discretionary — 14.6%
550	AMCON Distributing Co.	79,722
9,000	American Public Education, Inc.*	132,750
1,900	America’s Car-Mart, Inc.*	79,648
21,300	Anemostat Door Products*,(a),(b),(c)	0
21,300	Anemostat, Inc.*,(a),(b),(c)	0
33,200	Beazer Homes USA, Inc.*	1,134,444
870	Biglari Holdings, Inc., Class B*	149,649
6,300	Canterbury Park Holding Corp.	121,590
2,043	Century Communities, Inc.	210,388
3,700	Chuy’s Holdings, Inc.*	138,380
41,500	Crown Crafts, Inc.	199,200
20,700	Denny’s Corp.*	133,515
34,900	Destination XL Group, Inc.*	102,606
2,300	Dine Brands Global, Inc.	71,829
21,300	El Pollo Loco Holdings, Inc.*	291,810
13,300	Escalade, Inc.	187,131
12,400	Ethan Allen Interiors, Inc.	395,436
7,000	Flanigan’s Enterprises, Inc.	184,800
14,800	Flexsteel Industries, Inc.	655,492
7,300	Hamilton Beach Brands Holding Co., Class A	222,139
20,180	Haverty Furniture Cos., Inc.	554,345
10,400	hhgregg, Inc.*	2
62,400	Holley, Inc.*	184,080
8,300	Hooker Furnishings Corp.	150,064
3,300	Hovnanian Enterprises, Inc., Class A*	674,421
13,000	Inspired Entertainment, Inc.*	120,510
7,400	JAKKS Pacific, Inc.*	188,848
6,440	Johnson Outdoors, Inc., Class A	233,128
23,500	Kid Brands, Inc.*,(a),(b)	0
36,120	Lakeland Industries, Inc.	726,012
18,100	Landsea Homes Corp.*	223,535
24,400	Latham Group, Inc.*	165,920
95,270	Lazare Kaplan International, Inc.*,(a),(b),(c)	0
8,900	La-Z-Boy, Inc.	382,077
17,600	Legacy Housing Corp.*	481,360
48,000	Leslie’s, Inc.*	151,680

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

September 30, 2024

Shares		Value
42,300	Lincoln Educational Services Corp.*	$505,062
3,900	Lovesac Co. (The)*	111,735
2,080	M/I Homes, Inc.*	356,429
18,480	MarineMax, Inc.*	651,790
9,800	MasterCraft Boat Holdings, Inc.*	178,458
9,750	McRae Industries, Inc., Class A	476,287
2,285	Mecklermedia Corp.*,(a),(b),(c)	0
15,700	Mestek, Inc.*	467,075
18,340	Movado Group, Inc.	341,124
4,600	Nathan’s Famous, Inc.	372,140
13,000	Nobility Homes, Inc.	455,000
41,000	Orleans Homebuilders, Inc.*,(a),(b),(c)	0
2,025	Patrick Industries, Inc.	288,299
119,400	Point.360*,(a),(b),(c)	0
2,000	RCI Hospitality Holdings, Inc.	89,100
5,900	Regis Corp.*	162,309
26,900	Rocky Brands, Inc.	857,034
10,300	Smith & Wesson Brands, Inc.	133,694
1,960	Sonic Automotive, Inc., Class A	114,621
15,400	Standard Motor Products, Inc.	511,280
11,100	Stoneridge, Inc.*	124,209
5,330	Strattec Security Corp.*	227,378
4,310	Stride, Inc.*	367,686
11,389	Superior Group of Cos., Inc.	176,416
26,600	Tile Shop Holdings, Inc.*	175,294
58,800	Torrid Holdings, Inc.*	231,084
6,200	Universal Technical Institute, Inc.*	100,812
30,000	Universal Travel Group*,(a),(b),(c)	0
14,600	Vera Bradley, Inc.*	79,716
1,397	Walking Co. Holdings, Inc. (The)*,(a),(b),(c)	0
17,600	Weyco Group, Inc.	599,104
3,700	Zumiez, Inc.*	78,810

		16,958,457

Consumer Staples — 4.9%
7,900	Alico, Inc.	220,963
5,350	Andersons, Inc. (The)	268,249
3,225	Central Garden & Pet Co.*	117,616
36	Hawaiian Macadamia Nut Orchards L.P.*,(b)	82,800
11,760	Ingles Markets, Inc., Class A	877,296
3,900	Limoneira Co.	103,350
4,400	Medifast, Inc.	84,216
37,560	Natural Grocers by Vitamin Cottage, Inc.	1,115,156
22,300	Nature’s Sunshine Products, Inc.*	303,726
15,130	Oil-Dri Corp. of America	1,043,819
6,500	Seneca Foods Corp., Class A*	405,145

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

September 30, 2024

Shares		Value
23,260	SpartanNash Co.	$521,256
17,300	Village Super Market, Inc., Class A	549,967

		5,693,559

Energy — 5.2%
45,500	Aegean Marine Petroleum Network, Inc.*,(a),(b),(c)	0
28,800	Amplify Energy Corp.*	188,064
21,700	Berry Corp.	111,538
10,700	DMC Global, Inc.*	138,886
10,400	Dorian LPG Ltd.	357,968
22,700	Epsilon Energy Ltd.	133,022
74,490	FutureFuel Corp.	428,317
10,800	Geospace Technologies Corp.*	111,672
9,000	Global Partners LP	419,040
13,400	Hallador Energy Co.*	126,362
2,950	Harvest Natural Resources, Inc.*,(a),(b),(c)	0
11,700	Mexco Energy Corp.	142,038
7,200	Natural Gas Services Group, Inc.*	137,592
24,100	Newpark Resources, Inc.*	167,013
56,140	North American Construction Group Ltd.	1,049,818
36,700	OPAL Fuels, Inc., Class A*	133,955
25,600	PermRock Royalty Trust	101,120
62,000	PHX Minerals, Inc.	209,560
1,950	PrimeEnergy Resources Corp.*	268,710
19,800	Ranger Energy Services, Inc.	235,818
14,230	REX American Resources Corp.*	658,707
4,500	Riley Exploration Permian, Inc.	119,205
87,200	Ring Energy, Inc.*	139,520
8,700	SandRidge Energy, Inc.	106,401
64,300	Smart Sand, Inc.*	126,671
20,900	Solaris Energy Infrastructure, Inc., Class A	266,684
16,500	VAALCO Energy, Inc.	94,710

		5,972,391

Financials — 34.1%
17,400	Acacia Research Corp.*	81,084
4,700	ACNB Corp.	205,249
8,400	AFC Gamma, Inc., REIT	85,764
39,150	Affirmative Insurance Holdings, Inc.*,(a),(b),(c)	0
12,700	AG Mortgage Investment Trust, Inc., REIT	95,377
4,000	Alerus Financial Corp.	91,520
8,030	Amalgamated Financial Corp.	251,901
6,700	Ambac Financial Group, Inc.*	75,107
8,900	Amerant Bancorp, Inc.	190,193
3,900	American Business Bank*	147,966
7,600	Ames National Corp.	138,548
7,100	Angel Oak Mortgage REIT, Inc., REIT	74,053
9,070	Ares Commercial Real Estate Corp., REIT	63,490
2,800	Arrow Financial Corp.	80,248

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

September 30, 2024

Shares		Value
3,272	Atlantic Union Bankshares Corp.	$123,256
5,300	Atlanticus Holdings Corp.*	185,924
11,600	Banco Latinoamericano de Comercio Exterior SA, Class E	376,884
2,800	Bancorp, Inc. (The)*	149,800
2,800	Bank First Corp.	253,960
5,142	Bank of Marin Bancorp	103,303
6,000	Bank7 Corp.	224,820
14,400	BankFinancial Corp.	175,392
7,000	Bankwell Financial Group, Inc.	209,650
2,628	Banner Corp.	156,524
8,500	Bar Harbor Bankshares	262,140
5,300	BayCom Corp.	125,716
10,500	BCB Bancorp, Inc.	129,570
100,000	Beverly Hills Bancorp, Inc.*,(a),(b),(c)	0
9,423	BlackRock TCP Capital Corp.	78,117
3,500	BNCCORP, Inc.	92,750
17,700	Bridgewater Bancshares, Inc.*	250,809
10,174	Brookline Bancorp, Inc.	102,656
3,076	Burke & Herbert Financial Services Corp.	187,605
5,500	Business First Bancshares, Inc.	141,185
1,700	C&F Financial Corp.	99,195
4,929	California BanCorp*	72,900
3,887	California First Leasing Corp.	82,599
2,100	Camden National Corp.	86,772
6,200	Capital Bancorp, Inc.	159,402
7,890	Capital City Bank Group, Inc.	278,438
38,000	Capitol Bancorp Ltd.*,(a),(b),(c)	0
5,700	Carter Bankshares, Inc.*	99,123
4,100	Central Pacific Financial Corp.	120,991
6,500	CF Bankshares, Inc.	140,725
1,900	Chemung Financial Corp.	91,238
12,500	Chicago Atlantic Real Estate Finance, Inc., REIT	193,875
2,800	ChoiceOne Financial Services, Inc.	86,548
8,200	Citizens & Northern Corp.	161,458
6,300	Citizens Community Bancorp, Inc.	89,271
2,754	Citizens Financial Services, Inc.	161,798
12,200	Civista Bancshares, Inc.	217,404
10,000	CNB Financial Corp.	240,600
3,000	Coastal Financial Corp.*	161,970
6,600	Colony Bankcorp, Inc.	102,432
9,808	Community West Bancshares	188,902
72,603	Consumer Portfolio Services, Inc.*	681,016
10,600	Crescent Capital BDC, Inc.	196,100
1,400	Croghan Bancshares, Inc.	64,596
10,088	Dime Community Bancshares, Inc.	290,534
5,200	Donegal Group, Inc., Class A	76,648
5,734	Eastern Bankshares, Inc.	93,980
18,900	Ellington Credit Co., REIT	131,922

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

September 30, 2024

Shares		Value
8,000	Embassy Bancorp, Inc.	$125,920
12,480	Enova International, Inc.*	1,045,699
8,300	Enterprise Bancorp, Inc.	265,268
5,878	Enterprise Financial Services Corp.	301,306
4,700	Equity Bancshares, Inc., Class A	192,136
5,300	Esquire Financial Holdings, Inc.	345,613
6,800	ESSA Bancorp, Inc.	130,696
4,400	Evans Bancorp, Inc.	171,468
12,400	EZCORP, Inc., Class A*	139,004
3,600	Farmers & Merchants Bancorp, Inc.	99,540
14,900	Farmers National Banc Corp.	225,288
4,787	FB Financial Corp.	224,654
5,230	Federal Agricultural Mortgage Corp., Class C	980,154
2,800	Fidelity D&D Bancorp, Inc.	138,152
4,400	Fidus Investment Corp.	86,240
8,000	Financial Institutions, Inc.	203,760
6,700	First Bancorp, Inc. (The)	176,344
10,400	First Bank	158,080
7,700	First Business Financial Services, Inc.	351,043
6,700	First Community Bankshares, Inc.	289,105
6,400	First Community Corp.	137,216
7,060	First Financial Corp.	309,581
10,000	First Financial Northwest, Inc.	225,200
17,000	First Foundation, Inc.	106,080
7,760	First Internet Bancorp	265,858
9,800	First of Long Island Corp. (The)	126,126
38,000	First Place Financial Corp.*,(a),(b),(c)	0
10,100	First Reliance Bancshares, Inc.*	102,414
5,400	First Savings Financial Group, Inc.	128,574
3,800	First United Corp.	113,392
6,600	First Western Financial, Inc.*	132,000
3,200	Five Star Bancorp	95,136
8,600	Flushing Financial Corp.	125,388
7,400	FS Bancorp, Inc.	329,226
13,250	FVCBankcorp, Inc.*	172,912
5,500	Gladstone Capital Corp.	132,275
10,200	Gladstone Investment Corp.	147,390
8,050	Guaranty Bancshares, Inc.	276,759
8,700	Guild Holdings Co., Class A	144,681
11,700	Hanmi Financial Corp.	217,620
8,800	HarborOne Bancorp, Inc.	114,224
3,500	Hawthorn Bancshares, Inc.	87,605
13,000	HBT Financial, Inc.	284,440
13,600	Heritage Commerce Corp.	134,368
12,200	Heritage Insurance Holdings, Inc.*	149,328
700	Hingham Institution for Savings (The), FOR	170,317
5,000	Home Bancorp, Inc.	222,900
9,940	HomeTrust Bancshares, Inc.	338,755
10,000	Independent Bank Corp.	333,500

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

September 30, 2024

Shares		Value
8,500	Investar Holding Corp.	$164,900
3,693	Investors Title Co.	848,651
6,400	LCNB Corp.	96,448
8,000	MainStreet Bancshares, Inc.	147,600
38,700	Manhattan Bridge Capital, Inc., REIT	215,559
16,700	Medallion Financial Corp.	135,938
5,000	Mercantile Bank Corp.	218,600
6,580	Merchants Bancorp	295,837
13,000	Meridian Corp.	164,320
8,000	Metrocity Bankshares, Inc.	244,960
5,900	Metropolitan Bank Holding Corp.*	310,222
5,500	Mid Penn Bancorp, Inc.	164,065
4,100	Middlefield Banc Corp.	118,080
8,700	Midland States Bancorp, Inc.	194,706
6,700	MidWestOne Financial Group, Inc.	191,151
7,200	MVB Financial Corp.	139,392
6,200	National Bankshares, Inc.	185,380
14,000	NewtekOne, Inc.	174,440
5,960	Northeast Bank	459,695
14,600	Northeast Community Bancorp, Inc.	386,170
9,700	Northfield Bancorp, Inc.	112,520
5,100	Northrim BanCorp, Inc.	363,222
31,470	Northwest Bancshares, Inc.	421,069
2,600	Norwood Financial Corp.	71,708
2,900	Oak Valley Bancorp	77,053
11,640	OFG Bancorp	522,869
4,496	Old National Bancorp	83,895
20,400	Old Second Bancorp, Inc.	318,036
2,600	Onity Group, Inc.*	83,044
13,200	OP Bancorp	164,736
10,770	Oppenheimer Holdings, Inc., Class A	550,993
4,000	Orange County Bancorp, Inc.	241,280
13,525	Orrstown Financial Services, Inc.	486,359
25,800	Oxford Square Capital Corp.	73,014
8,500	Pacific Financial Corp.	99,025
9,900	Palmer Square Capital BDC, Inc.	161,370
9,300	Parke Bancorp, Inc.	194,370
6,600	PCB Bancorp	124,014
5,500	Peapack-Gladstone Financial Corp.	150,755
24,100	PennantPark Investment Corp.	168,459
3,700	Penns Woods Bancorp, Inc.	88,005
4,100	Peoples Bancorp of North Carolina, Inc.	104,099
15,458	Peoples Bancorp, Inc.	465,131
3,900	Peoples Financial Services Corp.	182,832
7,300	Pinnacle Bank/Gilroy CA*	140,525
2,000	Plumas Bancorp	81,560
9,900	Ponce Financial Group, Inc.*	115,731
25,564	Premier Financial Corp.	600,243

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

September 30, 2024

Shares		Value
18,400	Primis Financial Corp.	$224,112
5,500	Princeton Bancorp, Inc.	203,390
5,900	Private Bancorp of America, Inc.*	265,500
7,600	Provident Bancorp, Inc.*	82,004
11,700	Provident Financial Holdings, Inc.	167,895
13,770	Provident Financial Services, Inc.	255,571
11,200	RBB Bancorp	257,824
9,681	Ready Capital Corp., REIT	73,866
3,700	Red River Bancshares, Inc.	192,400
14,660	Regional Management Corp.	479,529
19,100	Riverview Bancorp, Inc.	89,961
3,050	S&T Bancorp, Inc.	128,009
61,700	Sachem Capital Corp., REIT	155,484
6,020	Safety Insurance Group, Inc.	492,316
3,400	Saratoga Investment Corp.	78,846
6,300	SB Financial Group, Inc.	129,528
11,025	Security National Financial Corp., Class A*	101,430
17,700	Seven Hills Realty Trust, REIT	243,729
11,000	Shore Bancshares, Inc.	153,890
10,300	Sierra Bancorp	297,464
11,500	SmartFinancial, Inc.	335,110
6,300	South Atlantic Bancshares, Inc.	88,452
10,310	South Plains Financial, Inc.	349,715
5,900	Southern First Bancshares, Inc.*	201,072
5,900	Southern Missouri Bancorp, Inc.	333,291
3,000	Southern States Bancshares, Inc.	92,190
9,300	Stellus Capital Investment Corp.	127,317
6,680	Stewart Information Services Corp.	499,263
1	Sunrise Realty Trust, Inc., REIT	14
12,200	SWK Holdings Corp.*	210,938
4,700	Third Coast Bancshares, Inc.*	125,819
6,900	Timberland Bancorp, Inc.	208,794
5,400	Tiptree, Inc.	105,678
9,300	United Security Bancshares	81,003
19,000	United Western Bancorp, Inc.*,(a),(b),(c)	0
5,900	Unity Bancorp, Inc.	200,954
4,500	Universal Insurance Holdings, Inc.	99,720
5,400	Velocity Financial, Inc.*	105,894
2,600	Washington Trust Bancorp, Inc.	83,746
14,800	Waterstone Financial, Inc.	217,560
10,100	West BanCorp, Inc.	192,001
26,300	Western New England Bancorp, Inc.	223,550
6,880	Westwood Holdings Group, Inc.	97,696
6,100	William Penn Bancorp	74,725
2,516	Wintrust Financial Corp.	273,061

		39,556,075

Health Care — 2.0%
6,200	Cross Country Healthcare, Inc.*	83,328

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

September 30, 2024

Shares		Value
57,600	DocGo, Inc.*	$191,232
36,900	Eagle Pharmaceuticals, Inc.*	137,637
6,100	Entrada Therapeutics, Inc.*	97,478
17,700	FONAR Corp.*	286,563
2,500	Kewaunee Scientific Corp.*	83,225
31,400	OraSure Technologies, Inc.*	134,078
65,000	Organogenesis Holdings, Inc.*	185,900
9,500	Pacira BioSciences, Inc.*	142,975
7,200	Phibro Animal Health Corp., Class A	162,144
29,100	Sensus Healthcare, Inc.*	168,780
9,100	Tactile Systems Technology, Inc.*	132,951
1,300	Utah Medical Products, Inc.	86,983
22,700	Vanda Pharmaceuticals, Inc.*	106,463
6,000	Varex Imaging Corp.*	71,520
17,900	Voyager Therapeutics, Inc.*	104,715
6,600	Zymeworks, Inc.*	82,830

		2,258,802

Industrials — 18.8%
11,000	Acme United Corp.	458,040
6,500	Allient Inc.	123,435
83,100	ARC Document Solutions, Inc.	280,878
9,500	Aris Water Solutions, Inc., Class A	160,265
26,100	BGSF, Inc.	219,762
5,250	BlueLinx Holdings, Inc.*	553,455
45,400	Broadwind Energy, Inc.*	103,058
4,274	CECO Environmental Corp.*	120,527
10,678	Cenveo, Inc.*,(a),(b),(c)	0
8,600	Civeo Corp.	235,640
33,178	CompX International, Inc.	969,129
31,200	Concrete Pumping Holdings, Inc.*	180,648
36,000	Conduent, Inc.*	145,080
43,300	Costamare, Inc.	680,676
11,600	Covenant Logistics Group, Inc.	612,944
16,800	DLH Holdings Corp.*	157,248
27,760	Ducommun, Inc.*	1,827,441
2,400	DXP Enterprises, Inc.*	128,064
21,700	Eastern Co. (The)	704,165
33,660	Ennis, Inc.	818,611
15,590	Espey Mfg. & Electronics Corp.	469,103
8,700	EVI Industries, Inc.	168,171
4,900	Forrester Research, Inc.*	88,249
14,500	Gencor Industries, Inc.*	302,470
2,700	Graham Corp.*	79,893
18,900	Great Lakes Dredge & Dock Corp.*	199,017
12,810	Greenbrier Cos., Inc. (The)	651,901
9,700	Hudson Technologies, Inc.*	80,898
10,700	Insteel Industries, Inc.	332,663

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

September 30, 2024

Shares		Value
10,600	Interface, Inc.	$201,082
3,900	L B Foster Co., Class A*	79,677
7,300	Limbach Holdings, Inc.*	553,048
25,350	LSI Industries, Inc.	409,403
24,500	Manitex International, Inc.*	137,935
15,500	Manitowoc Co., Inc. (The)*	149,110
8,940	Marten Transport Ltd.	158,238
15,300	Mayville Engineering Co., Inc.*	322,524
22,579	Miller Industries, Inc.	1,377,319
11,400	Mistras Group, Inc.*	129,618
4,900	National Presto Industries, Inc.	368,186
20,000	NL Industries, Inc.	148,600
13,000	Northwest Pipe Co.*	586,690
7,600	PAM Transportation Services, Inc.*	140,600
11,600	Park Aerospace Corp.	151,148
3,400	Park-Ohio Holdings Corp.	104,380
10,900	Perma-Pipe International Holdings, Inc.*	141,482
1,000	Powell Industries, Inc.	221,990
3,540	Preformed Line Products Co.	453,403
14,500	Quanex Building Products Corp.	402,375
52,800	Radiant Logistics, Inc.*	339,504
17,200	Resources Connection, Inc.	166,840
44,400	Safe Bulkers, Inc.	229,992
11,400	Shyft Group, Inc. (The)	143,070
7,200	Sun Country Airlines Holdings, Inc.*	80,712
8,500	Taylor Devices, Inc.*	424,320
12,100	Titan International, Inc.*	98,373
14,800	Titan Machinery, Inc.*	206,164
18,500	Twin Disc, Inc.	231,065
8,800	Ultralife Corp.*	79,552
13,700	Virco Mfg. Corp.	189,197
19,000	VirTra, Inc.*	118,180
4,200	VSE Corp.	347,466
3,000	Willdan Group, Inc.*	122,850
12,638	Willis Lease Finance Corp.	1,880,661

		21,746,185

Information Technology — 6.9%
17,700	AstroNova, Inc.*	238,242
10,050	Aviat Networks, Inc.*	217,381
12,800	Bel Fuse, Inc., Class B	1,004,928
6,600	BK Technologies Corp.*	143,682
11,800	Coda Octopus Group, Inc.*	85,550
29,200	CompoSecure, Inc., Class A	409,384
5,300	Consensus Cloud Solutions, Inc.*	124,815
16,800	CoreCard Corp.*	243,936
7,600	CPI Card Group, Inc.*	211,508
29,800	Crexendo, Inc.*	138,272
4,050	CTS Corp.	195,939

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

September 30, 2024

Shares		Value
6,900	Daktronics, Inc.*	$89,079
5,750	Digi International, Inc.*	158,298
32,600	Eastman Kodak Co.*	153,872
4,680	ePlus, Inc.*	460,231
11,200	Frequency Electronics, Inc.	135,296
44,000	Immersion Corp.	392,480
29,800	Information Services Group, Inc.	98,340
9,900	Intellinetics, Inc.*	110,781
20,500	inTEST Corp.*	149,650
23,400	Key Tronic Corp.*	133,848
24,100	Kimball Electronics, Inc.*	446,091
12,900	Nortech Systems, Inc.*	151,059
12,920	PC Connection, Inc.	974,556
32,130	Photronics, Inc.*	795,539
3,590	ReposiTrak, Inc.	66,307
9,000	Richardson Electronics Ltd.	111,060
38,900	Rimini Street, Inc.*	71,965
20,180	Vishay Precision Group, Inc.*	522,662

		8,034,751

Materials — 3.0%
3,700	AdvanSix, Inc.	112,406
34,400	American Vanguard Corp.	182,320
37,000	Blue Earth Refineries, Inc.*,(a),(b),(c)	0
9,600	Clearwater Paper Corp.*	273,984
21,300	Core Molding Technologies, Inc.*	366,573
19,000	Flotek Industries, Inc.*	94,620
41,200	Fortitude Gold Corp.	210,532
22,000	Friedman Industries, Inc.	352,440
4,200	Haynes International, Inc.	250,068
27,100	LSB Industries, Inc.*	217,884
8,900	Metallus, Inc.*	131,987
9,800	Myers Industries, Inc.	135,436
11,400	Olympic Steel, Inc.	444,600
15,800	Ramaco Resources, Inc., Class A	184,860
6,400	Ryerson Holding Corp.	127,424
17,000	SunCoke Energy, Inc.	147,560
3,000	Universal Stainless & Alloy Products, Inc.*	115,890
4,500	Valhi, Inc.	150,165

		3,498,749

Real Estate — 4.5%
6,820	Alpine Income Property Trust, Inc., REIT	124,124
8,000	American Realty Investors, Inc.*	140,320
13,000	AMREP Corp.*	385,970
9,300	BRT Apartments Corp., REIT	163,494
5,900	Community Healthcare Trust, Inc., REIT	107,085
38,400	Comstock Holding Cos., Inc.*	383,616
11,800	CTO Realty Growth, Inc., REIT	224,436

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

September 30, 2024

Shares		Value
26,500	Farmland Partners, Inc., REIT	$276,925
53,000	Five Point Holdings LLC, Class A*	219,950
10,700	FRP Holdings, Inc.*	319,502
11,242	Getty Realty Corp., REIT	357,608
4,800	Gladstone Land Corp., REIT	66,720
13,600	Global Medical REIT, Inc., REIT	134,776
4,054	Kimco Realty Corp., REIT	94,134
9,700	Newlake Capital Partners, Inc., REIT	196,134
27,432	One Liberty Properties, Inc., REIT	755,477
14,200	Postal Realty Trust, Inc., REIT, Class A	207,888
3,000	RMR Group, Inc. (The), Class A	76,140
9,300	Tejon Ranch Co.*	163,215
61,710	Whitestone, REIT	834,937

		5,232,451

Utilities — 1.2%
40,300	Altus Power, Inc.*	128,154
2,400	Artesian Resources Corp., Class A	89,232
10,900	Genie Energy Ltd., Class B	177,125
19,300	Pure Cycle Corp.*	207,861
3,900	RGC Resources, Inc.	88,023
12,266	Unitil Corp.	743,074

		1,433,469

Total Common Stocks		111,986,615

(Cost $82,885,374)

Exchange Traded Funds — 1.2%
10,890	iShares Russell Microcap Index Fund	1,342,955

Total Exchange Traded Funds		1,342,955

(Cost $1,327,123)

Rights/Warrants — 0.00%
568	Chord Energy Corp, *	7,321
8,600	LGL Group, Inc. (The), Warrants, Expire 11/16/25*	1,634

Total Rights/Warrants		8,955

(Cost $25,047)

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

September 30, 2024

Principal Amount		Value
Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp., 0.00%, *,(a),(b),(c)	$0
1,098	Trenwick America Corp., 0.00%, *,(a),(b),(c)	0

		0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 2.2%
2,572,022	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(d)	2,572,022

Total Investment Company		2,572,022

(Cost $2,572,022)

Total Investments		$115,910,547
(Cost $86,809,566)(e) — 100.0%

Liabilities in excess of other assets — (0.0)%		(1,528)

NET ASSETS — 100.0%		$115,909,019

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.
(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

FOR - Foreign Ownership Receipt

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

September 30, 2024

Shares		Value
Common Stocks — 96.5%
Communication Services — 2.5%
4,720	Nexstar Media Group, Inc.	$780,452

Consumer Discretionary — 13.3%
19,020	Cheesecake Factory, Inc. (The)	771,261
13,770	Genesco, Inc.*	374,131
5,040	G-III Apparel Group Ltd.*	153,821
2,280	Group 1 Automotive, Inc.	873,331
3,600	Oxford Industries, Inc.	312,336
3,230	Patrick Industries, Inc.	459,855
7,215	Steven Madden Ltd.	353,463
12,590	Taylor Morrison Home Corp.*	884,573

		4,182,771

Consumer Staples — 3.2%
2,640	John B Sanfilippo & Son, Inc.	248,978
5,450	MGP Ingredients, Inc.	453,713
7,180	TreeHouse Foods, Inc.*	301,416

		1,004,107

Energy — 6.2%
38,660	Magnolia Oil & Gas Corp., Class A	944,078
17,410	Matador Resources Co.	860,402
9,520	Par Pacific Holdings, Inc.*	167,552

		1,972,032

Financials — 22.6%
2,270	American Financial Group, Inc.	305,542
2,760	AMERISAFE, Inc.	133,391
23,612	Compass Diversified Holdings	522,533
8,000	Independent Bank Group, Inc.	461,280
12,497	Mercantile Bank Corp.	546,369
7,570	Pinnacle Financial Partners, Inc.	741,633
6,620	Preferred Bank/Los Angeles, CA	531,255
5,770	QCR Holdings, Inc.	427,153
3,510	Reinsurance Group of America, Inc.	764,724
12,640	Seacoast Banking Corp. of Florida	336,856
4,490	Stewart Information Services Corp.	335,583
10,390	Stock Yards Bancorp, Inc.	644,076
6,150	Veritex Holdings, Inc.	161,868
6,500	Wintrust Financial Corp.	705,445
9,860	WSFS Financial Corp.	502,761

		7,120,469

Health Care — 7.7%
3,590	Amphastar Pharmaceuticals, Inc.*	174,223
4,190	Astrana Health, Inc.*	242,769
8,230	Globus Medical, Inc., Class A*	588,774

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

September 30, 2024

Shares		Value
6,760	Lantheus Holdings, Inc.*	$741,910
4,420	Merit Medical Systems, Inc.*	436,828
5,660	Omnicell, Inc.*	246,776

		2,431,280

Industrials — 18.1%
58,138	ACCO Brands Corp.	318,015
6,220	Arcosa, Inc.	589,407
3,065	Atkore, Inc.	259,728
24,780	Barrett Business Services, Inc.	929,498
29,270	BrightView Holdings, Inc.*	460,710
6,350	CBIZ, Inc.*	427,291
10,070	Columbus McKinnon Corp.	362,520
12,030	Douglas Dynamics, Inc.	331,787
10,626	Ducommun, Inc.*	699,510
19,460	Gates Industrial Corp. Plc*	341,523
9,138	Greenbrier Cos., Inc. (The)	465,033
7,440	Insteel Industries, Inc.	231,310
5,800	Terex Corp.	306,878

		5,723,210

Information Technology — 6.0%
3,820	Crane NXT Co.	214,302
6,580	MKS Instruments, Inc.	715,312
2,710	Onto Innovation, Inc.*	562,487
5,130	PC Connection, Inc.	386,956

		1,879,057

Materials — 4.4%
8,099	Koppers Holdings, Inc.	295,856
3,830	Materion Corp.	428,424
24,030	Metallus, Inc.*	356,365
1,100	Reliance, Inc.	318,131

		1,398,776

Real Estate — 9.4%
6,790	Agree Realty Corp., REIT	511,491
37,050	Chatham Lodging Trust, REIT	315,666
7,880	CubeSmart, REIT	424,180
36,050	DiamondRock Hospitality Co., REIT	314,717
2,570	EastGroup Properties, Inc., REIT	480,127
10,810	STAG Industrial, Inc., REIT	422,563
73,050	Summit Hotel Properties, Inc., REIT	501,123

		2,969,867

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

September 30, 2024

Shares		Value
Utilities — 3.1%
7,810	Southwest Gas Holdings, Inc.	$576,065
6,670	Unitil Corp.	404,069

		980,134

Total Common Stocks		30,442,155

(Cost $26,368,151)

Exchange Traded Funds — 2.2%
370	iShares Russell 2000 Value ETF	61,724
6,550	SPDR S&P Biotech ETF	647,140

Total Exchange Traded Funds		708,864

(Cost $624,316)

Investment Company — 1.4%
423,074	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	423,074

Total Investment Company		423,074

(Cost $423,074)

Total Investments		$31,574,093
(Cost $27,415,541)(b) — 100.1%

Liabilities in excess of other assets — (0.1)%		(16,743)

NET ASSETS — 100.0%		$31,557,350

*	Non-income producing security.

(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

24

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2024

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $128,471,963, $45,740,023 and $25,745,362, respectively)	$167,271,122	$68,767,654	$41,048,019
Affiliated investments (cost $3,868,926, $1,148,146 and $538,429, respectively)	3,868,926	1,148,146	538,429
Cash	15,450	—	16,845
Interest and dividend receivable	20,411	30,143	12,538
Receivable for capital shares issued	165,551	100	3,991
Receivable for investments sold	54,262	—	—
Prepaid expenses and other assets	17,286	21,885	24,656

Total Assets	171,413,008	69,967,928	41,644,478

Liabilities:
Professional fees payable	4,674	4,674	4,674
Distributions payable	2,505	—	—
Payable for capital shares redeemed	191,556	—	—
Payable for investments purchased	601,693	—	—
Accrued expenses and other payables:
Investment advisory fees	53,386	34,402	7,100
Accounting fees	5,413	4,608	4,373
Audit fees	40,698	40,698	40,698
Distribution fees	92,107	765	2,114
Custodian fees	268	324	579
Shareholder reports	9,650	5,945	2,856
Transfer agent fees	23,341	9,219	2,870
Other	6,678	6,019	5,152

Total Liabilities	1,031,969	106,654	70,416

Net Assets	$170,381,039	$69,861,274	$41,574,062

Net Assets Consists of:
Capital	$130,250,842	$39,340,852	$23,286,112
Accumulated earnings	40,130,197	30,520,422	18,287,950

Net Assets	$170,381,039	$69,861,274	$41,574,062

25

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2024

	RBC SMID Cap Growth Fund	RBC Enterprise Fund		RBC Small Cap Core Fund
Net Assets
Class A	$24,705,559		$754,036	$8,525,454
Class I	128,958,024		69,107,238	32,759,174
Class R6	16,717,456		N/A	289,434

Total	$170,381,039		$69,861,274	$41,574,062

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	1,881,083		44,919	623,585
Class I	7,719,070		3,769,899	2,017,580
Class R6	994,497		N/A	17,714

Total	10,594,650		3,814,818	2,658,879

Net Asset Values and Redemption Prices Per Share:
Class A	$13.13		$16.79	$13.67

Class I	$16.71		$18.33	$16.24

Class R6	$16.81	$	N/A	$16.34

Maximum Offering Price Per Share:
Class A	$13.93		$17.81	$14.50

Maximum Sales Charge - Class A	5.75%		5.75%	5.75%

26

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2024

	RBC Microcap Value Fund	RBC Small Cap Value Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $84,237,544 and $26,992,467, respectively)	$113,338,525	$31,151,019
Affiliated investments (cost $2,572,022 and $423,074, respectively)	2,572,022	423,074
Cash	5,242	—
Interest and dividend receivable	116,888	16,720
Receivable from advisor	—	8,563
Receivable for capital shares issued	25,640	2,052
Receivable for investments sold	14,826	—
Prepaid expenses and other assets	13,884	23,587

Total Assets	116,087,027	31,625,015

Liabilities:
Professional fees payable	4,674	4,674
Payable for capital shares redeemed	11,727	—
Accrued expenses and other payables:
Investment advisory fees	74,878	—
Accounting fees	4,969	4,290
Audit fees	40,698	40,698
Distribution fees	3,919	105
Custodian fees	—	511
Shareholder reports	8,580	4,388
Transfer agent fees	16,588	7,547
Other	11,975	5,452

Total Liabilities	178,008	67,665

Net Assets	$115,909,019	$31,557,350

Net Assets Consists of:
Capital	$76,904,130	$30,825,651
Accumulated earnings	39,004,889	731,699

Net Assets	$115,909,019	$31,557,350

27

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2024

	RBC Microcap Value Fund		RBC Small Cap Value Fund
Net Assets
Class A		$2,513,629	$13,427
Class I		113,395,390	31,531,024
Class R6		N/A	12,899

Total		$115,909,019	$31,557,350

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A		87,206	848
Class I		3,933,079	2,002,567
Class R6		N/A	809

Total		4,020,285	2,004,224

Net Asset Values and Redemption Prices Per Share:
Class A		$28.82	$15.83

Class I		$28.83	$15.75

Class R6	$	N/A	$15.94

Maximum Offering Price Per Share:
Class A		$30.58	$16.80

Maximum Sales Charge - Class A		5.75%	5.75%

See Notes to the Financial Statements.

28

FINANCIAL STATEMENTS

Statements of Operations

For the Year Ended September 30, 2024
	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund
Investment Income:
Interest income	$2,299	$40,999	$77,512
Dividend income - unaffiliated	791,404	1,016,755	658,343
Dividend income - affiliated	172,992	80,761	31,713
Foreign tax withholding	(9,208)	(3,999)	(2,320)

Total Investment Income	957,487	1,134,516	765,248
Expenses:
Investment advisory fees	1,027,413	630,823	343,195
Distribution fees–Class A	52,175	1,773	21,146
Accounting fees	38,581	33,679	32,024
Audit fees	46,942	46,999	47,050
Custodian fees	2,879	2,649	3,981
Insurance fees	3,393	3,393	3,393
Legal fees	50,939	2,616	1,649
Registrations and filing fees	71,985	44,565	60,581
Shareholder reports	62,864	35,391	32,005
Transfer agent fees–Class A	26,851	4,709	16,818
Transfer agent fees–Class I	155,100	38,599	17,809
Transfer agent fees–Class R6	3,609	—	3,565
Trustees’ fees and expenses	5,624	2,630	1,701
Tax expense	4,420	4,420	4,420
Other fees	6,671	5,338	5,822

Total expenses before fee waiver/reimbursement	1,559,446	857,584	595,159
Expenses waived/reimbursed by:
Advisor	(315,928)	(137,425)	(200,443)

Net expenses	1,243,518	720,159	394,716

Net Investment Income (Loss)	(286,031)	414,357	370,532

Realized/Unrealized Gains/(Losses):
Net realized gains from investment transactions	2,017,216	8,164,468	6,171,567
Net change in unrealized appreciation on investments	24,836,113	5,071,409	1,777,866

Net realized/unrealized gains	26,853,329	13,235,877	7,949,433

Change in net assets resulting from operations	$26,567,298	$13,650,234	$8,319,965

29

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Year Ended September 30, 2024
	RBC Microcap Value Fund	RBC Small Cap Value Fund
Investment Income:
Interest income	$26,604	$10,777
Dividend income - unaffiliated	2,770,294	573,297
Dividend income - affiliated	90,651	32,867
Foreign tax withholding	(6,165)	—

Total Investment Income	2,881,384	616,941
Expenses:
Investment advisory fees	969,362	204,625
Distribution fees–Class A	6,070	31
Accounting fees	55,375	31,372
Audit fees	46,882	47,068
Custodian fees	2,354	2,916
Insurance fees	3,393	3,393
Legal fees	4,203	7,807
Registrations and filing fees	42,914	120,057
Shareholder reports	44,377	30,121
Transfer agent fees–Class A	6,874	3,915
Transfer agent fees–Class I	99,449	26,707
Transfer agent fees–Class R6	—	3,515
Trustees’ fees and expenses	4,175	1,100
Tax expense	4,420	4,420
Other fees	5,987	5,638

Total expenses before fee waiver/reimbursement	1,295,835	492,685
Expenses waived/reimbursed by:
Advisor	(140,168)	(245,239)

Net expenses	1,155,667	247,446

Net Investment Income	1,725,717	369,495

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	8,969,897	171,447
Foreign currency transactions	29	—

Net realized gains	8,969,926	171,447
Net change in unrealized appreciation/(depreciation) on:
Investments	13,854,830	4,835,902
Foreign currency	(16)	—

Net unrealized gains	13,854,814	4,835,902

Net realized/unrealized gains	22,824,740	5,007,349

Change in net assets resulting from operations	$24,550,457	$5,376,844

See Notes to the Financial Statements.

30

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC SMID Cap Growth Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment loss	$(286,031)	$(157,416)
Net realized gains from investments	2,017,216	2,756,776
Net change in unrealized appreciation on investments	24,836,113	8,348,755

Change in net assets resulting from operations	26,567,298	10,948,115

Distributions to Shareholders:
Class A	(447,576)	(1,069,066)
Class I	(2,119,764)	(5,152,780)
Class R6	(226,162)	(1,350)

Change in net assets resulting from shareholder distributions	(2,793,502)	(6,223,196)

Capital Transactions: (Note 6)
Proceeds from shares issued	75,236,314	41,527,647
Distributions reinvested	2,541,901	6,199,042
Cost of shares redeemed	(41,051,712)	(20,840,943)

Change in net assets resulting from capital transactions	36,726,503	26,885,746

Net increase in net assets	60,500,299	31,610,665
Net Assets:
Beginning of year	109,880,740	78,270,075

End of year	$170,381,039	$109,880,740

Share Transactions:
Issued	5,100,798	2,921,773
Reinvested	176,804	481,767
Redeemed	(2,694,988)	(1,470,723)

Change in shares resulting from capital transactions	2,582,614	1,932,817

See Notes to the Financial Statements.

31

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Enterprise Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment income	$414,357	$243,790
Net realized gains from investments	8,164,468	1,903,799
Net change in unrealized appreciation on investments	5,071,409	5,247,453

Change in net assets resulting from operations	13,650,234	7,395,042

Distributions to Shareholders:
Class A	(18,713)	(100,032)
Class I	(1,781,642)	(8,190,700)

Change in net assets resulting from shareholder distributions	(1,800,355)	(8,290,732)

Capital Transactions: (Note 6)
Proceeds from shares issued	405,236	304,662
Distributions reinvested	1,694,543	7,908,506
Cost of shares redeemed	(5,411,911)	(3,640,935)

Change in net assets resulting from capital transactions	(3,312,132)	4,572,233

Net increase in net assets	8,537,747	3,676,543
Net Assets:
Beginning of year	61,323,527	57,646,984

End of year	$69,861,274	$61,323,527

Share Transactions:
Issued	22,988	19,459
Reinvested	103,302	541,164
Redeemed	(318,607)	(228,567)

Change in shares resulting from capital transactions	(192,317)	332,056

See Notes to the Financial Statements.

32

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Small Cap Core Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment income	$370,532	$241,532
Net realized gains from investments	6,171,567	3,132,687
Net change in unrealized appreciation on investments	1,777,866	3,659,166

Change in net assets resulting from operations	8,319,965	7,033,385

Distributions to Shareholders:
Class A	(681,312)	(1,827,175)
Class I	(2,424,572)	(7,940,427)
Class R6	(908)	(2,074)

Change in net assets resulting from shareholder distributions	(3,106,792)	(9,769,676)

Capital Transactions: (Note 6)
Proceeds from shares issued	4,292,144	1,633,077
Distributions reinvested	3,032,603	9,477,777
Cost of shares redeemed	(12,577,712)	(4,708,695)

Change in net assets resulting from capital transactions	(5,252,965)	6,402,159

Net increase/(decrease) in net assets	(39,792)	3,665,868
Net Assets:
Beginning of year	41,613,854	37,947,986

End of year	$41,574,062	$41,613,854

Share Transactions:
Issued	312,881	127,925
Reinvested	217,201	742,583
Redeemed	(873,280)	(325,240)

Change in shares resulting from capital transactions	(343,198)	545,268

See Notes to the Financial Statements.

33

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Microcap Value Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment income	$1,725,717	$1,471,319
Net realized gains from investments and foreign currency	8,969,926	8,377,650
Net change in unrealized appreciation on investments and foreign currency	13,854,814	2,435,774

Change in net assets resulting from operations	24,550,457	12,284,743

Distributions to Shareholders:
Class A	(236,278)	(386,707)
Class I	(9,587,034)	(14,533,878)

Change in net assets resulting from shareholder distributions	(9,823,312)	(14,920,585)

Capital Transactions: (Note 6)
Proceeds from shares issued	4,134,011	3,922,016
Distributions reinvested	8,941,659	13,551,024
Cost of shares redeemed	(13,608,450)	(12,542,941)

Change in net assets resulting from capital transactions	(532,780)	4,930,099

Net increase in net assets	14,194,365	2,294,257
Net Assets:
Beginning of year	101,714,654	99,420,397

End of year	$115,909,019	$101,714,654

Share Transactions:
Issued	155,036	153,053
Reinvested	339,716	541,368
Redeemed	(516,672)	(479,213)

Change in shares resulting from capital transactions	(21,920)	215,208

See Notes to the Financial Statements.

34

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Small Cap Value Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment income	$369,495	$432,977
Net realized gains/(losses) from investments	171,447	(714,017)
Net change in unrealized appreciation on investments	4,835,902	4,487,404

Change in net assets resulting from operations	5,376,844	4,206,364

Distributions to Shareholders:
Class A	(125)	(498)
Class I	(383,466)	(1,724,866)
Class R6	(151)	(526)

Change in net assets resulting from shareholder distributions	(383,742)	(1,725,890)

Capital Transactions: (Note 6)
Proceeds from shares issued	2,399,213	5,370,625
Distributions reinvested	130,252	772,713
Cost of shares redeemed	(3,692,977)	(11,717,378)

Change in net assets resulting from capital transactions	(1,163,512)	(5,574,040)

Net increase/(decrease) in net assets	3,829,590	(3,093,566)
Net Assets:
Beginning of year	27,727,760	30,821,326

End of year	$31,557,350	$27,727,760

Share Transactions:
Issued	159,418	401,888
Reinvested	8,995	61,966
Redeemed	(261,334)	(876,500)

Change in shares resulting from capital transactions	(92,921)	(412,646)

See Notes to the Financial Statements.

35

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 9/30/24	$11.21	(0.05)	2.28	—	2.23	—	(0.31)	(0.31)	$13.13
Year Ended 9/30/23	10.77	(0.04)	1.52	—	1.48	—	(1.04)	(1.04)	11.21
Year Ended 9/30/22	16.98	(0.07)	(1.90)	—	(1.97)	—	(4.24)	(4.24)	10.77
Year Ended 9/30/21	12.60	(0.09)	4.93	—(b)	4.84	—	(0.46)	(0.46)	16.98
Year Ended 9/30/20	13.04	(0.06)	0.72	—(b)	0.66	—	(1.10)	(1.10)	12.60
Class I
Year Ended 9/30/24	$14.14	(0.03)	2.91	—	2.88	—	(0.31)	(0.31)	$16.71
Year Ended 9/30/23	13.31	(0.02)	1.89	—	1.87	—	(1.04)	(1.04)	14.14
Year Ended 9/30/22	19.98	(0.04)	(2.39)	—	(2.43)	—	(4.24)	(4.24)	13.31
Year Ended 9/30/21	14.73	(0.05)	5.76	—(b)	5.71	—	(0.46)	(0.46)	19.98
Year Ended 9/30/20	15.02	(0.03)	0.84	—(b)	0.81	—	(1.10)	(1.10)	14.73
Class R6
Year Ended 9/30/24	$14.22	(0.02)	2.92	—	2.90	—	(0.31)	(0.31)	$16.81
Year Ended 9/30/23	13.38	(0.02)	1.90	—	1.88	—	(1.04)	(1.04)	14.22
Year Ended 9/30/22	20.04	(0.04)	(2.38)	—	(2.42)	—	(4.24)	(4.24)	13.38
Year Ended 9/30/21	14.76	(0.05)	5.79	—	5.74	—	(0.46)	(0.46)	20.04
Year Ended 9/30/20	15.05	(0.02)	0.83	—	0.81	—	(1.10)	(1.10)	14.76

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

36

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 9/30/24	20.21%	$ 24,706	1.07%	(0.41)%	1.28%	16%
Year Ended 9/30/23	14.23%	13,321	1.07%	(0.38)%	1.25%	19%
Year Ended 9/30/22	(16.50)%	11,259	1.07%	(0.52)%	1.27%	25%
Year Ended 9/30/21	38.95%	14,318	1.07%	(0.54)%	1.26%	28%	(c)
Year Ended 9/30/20	4.90%	11,553	1.07%	(0.45)%	1.37%	15%
Class I
Year Ended 9/30/24	20.62%	$128,958	0.82%	(0.16)%	1.04%	16%
Year Ended 9/30/23	14.45%	87,116	0.82%	(0.13)%	1.05%	19%
Year Ended 9/30/22	(16.30)%	66,994	0.82%	(0.27)%	1.04%	25%
Year Ended 9/30/21	39.23%	81,239	0.82%	(0.29)%	0.99%	28%	(c)
Year Ended 9/30/20	5.27%	83,211	0.82%	(0.20)%	1.03%	15%
Class R6
Year Ended 9/30/24	20.65%	$ 16,717	0.77%	(0.11)%	0.93%	16%
Year Ended 9/30/23	14.54%	9,443	0.77%	(0.14)%	0.98%	19%
Year Ended 9/30/22	(16.24)%	17	0.77%	(0.23)%	18.45%	25%
Year Ended 9/30/21	39.36%	21	0.77%	(0.25)%	19.28%	28%	(c)
Year Ended 9/30/20	5.26%	15	0.77%	(0.16)%	25.69%	15%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Portfolio turnover rate excludes in-kind transactions.

See Notes to the Financial Statements.

37

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 9/30/24	$14.06	0.06	3.09	—	3.15	(0.03)	(0.39)	(0.42)	$16.79
Year Ended 9/30/23	14.62	0.02	1.72	—	1.74	—	(2.30)	(2.30)	14.06
Year Ended 9/30/22	20.04	(0.03)	(2.97)	—	(3.00)	(0.02)	(2.40)	(2.42)	14.62
Year Ended 9/30/21	14.65	0.04	6.98	—(b)	7.02	—(b)	(1.63)	(1.63)	20.04
Year Ended 9/30/20	17.59	0.03	(1.70)	—(b)	(1.67)	—	(1.27)	(1.27)	14.65
Class I
Year Ended 9/30/24	$15.32	0.11	3.36	—	3.47	(0.07)	(0.39)	(0.46)	$18.33
Year Ended 9/30/23	15.70	0.06	1.86	—	1.92	—	(2.30)	(2.30)	15.32
Year Ended 9/30/22	21.34	0.01	(3.18)	—	(3.17)	(0.07)	(2.40)	(2.47)	15.70
Year Ended 9/30/21	15.51	0.09	7.41	—(b)	7.50	(0.04)	(1.63)	(1.67)	21.34
Year Ended 9/30/20	18.52	0.07	(1.79)	—(b)	(1.72)	(0.01)	(1.28)	(1.29)	15.51

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

38

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 9/30/24	22.75%	$ 754	1.33%	0.37%(c)	2.13%	41%
Year Ended 9/30/23	12.63%	664	1.33%	0.14%	2.19%	28%
Year Ended 9/30/22	(17.18)%	683	1.33%	(0.19)%	2.02%	43%
Year Ended 9/30/21	50.27%	803	1.33%	0.21%	2.15%	19%
Year Ended 9/30/20	(10.85)%	553	1.33%	0.19%	2.35%	25%
Class I
Year Ended 9/30/24	22.99%	$69,107	1.08%	0.62%	1.28%	41%
Year Ended 9/30/23	12.93%	60,659	1.08%	0.39%	1.26%	28%
Year Ended 9/30/22	(16.94)%	56,964	1.08%	0.08%	1.27%	43%
Year Ended 9/30/21	50.67%	73,996	1.08%	0.45%	1.25%	19%
Year Ended 9/30/20	(10.64)%	53,380	1.08%	0.44%	1.38%	25%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Reflects special dividend which amounted to $2.98 per share and 19.05% of average net assets.

See Notes to the Financial Statements.

39

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 9/30/24	$12.20	0.09	2.44	—	2.53	(0.03)	(1.03)	(1.06)	$13.67
Year Ended 9/30/23	14.01	0.05	2.20	—	2.25	—	(4.06)	(4.06)	12.20
Year Ended 9/30/22	31.43	(0.02)	(2.85)	—	(2.87)	—	(14.55)	(14.55)	14.01
Year Ended 9/30/21	26.44	0.07	10.46	0.01	10.54	(0.01)	(5.54)	(5.55)	31.43
Year Ended 9/30/20	29.14	0.11	(1.27)	—	(1.16)	—	(1.54)	(1.54)	26.44
Class I
Year Ended 9/30/24	$14.31	0.14	2.89	—	3.03	(0.07)	(1.03)	(1.10)	$16.24
Year Ended 9/30/23	15.78	0.09	2.52	—	2.61	(0.02)	(4.06)	(4.08)	14.31
Year Ended 9/30/22	33.65	0.04	(3.27)	—	(3.23)	(0.09)	(14.55)	(14.64)	15.78
Year Ended 9/30/21	27.97	0.12	11.16	0.01	11.29	(0.07)	(5.54)	(5.61)	33.65
Year Ended 9/30/20	30.70	0.17	(1.34)	—(b)	(1.17)	(0.02)	(1.54)	(1.56)	27.97
Class R6
Year Ended 9/30/24	$14.37	0.13	2.93	—	3.06	(0.06)	(1.03)	(1.09)	$16.34
Year Ended 9/30/23	15.82	0.09	2.54	—	2.63	(0.02)	(4.06)	(4.08)	14.37
Year Ended 9/30/22	33.70	0.41	(3.66)	—	(3.25)	(0.08)	(14.55)	(14.63)	15.82
Year Ended 9/30/21	28.01	0.21	11.11	—	11.32	(0.09)	(5.54)	(5.63)	33.70
Year Ended 9/30/20	30.72	0.15	(1.31)	—	(1.16)	(0.01)	(1.54)	(1.55)	28.01

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

40

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 9/30/24	21.75%	$ 8,525	1.13%(c)	0.68%	1.72%	37%
Year Ended 9/30/23	18.47%	7,705	1.15%	0.36%	1.69%	41%
Year Ended 9/30/22	(19.32)%	6,430	1.15%	(0.12)%	1.68%	29%
Year Ended 9/30/21	43.04%	7,692	1.15%	0.24%	1.52%	81%(d)
Year Ended 9/30/20	(4.71)%	6,200	1.15%	0.40%	1.55%	40%
Class I
Year Ended 9/30/24	22.11%	$32,759	0.89%(c)	0.93%	1.32%	37%
Year Ended 9/30/23	18.75%	33,898	0.90%	0.62%	1.30%	41%
Year Ended 9/30/22	(19.12)%	31,510	0.90%	0.18%	1.28%	29%
Year Ended 9/30/21	43.46%	53,689	0.90%	0.38%	1.16%	81%(d)
Year Ended 9/30/20	(4.49)%	68,845	0.90%	0.59%	1.18%	40%
Class R6
Year Ended 9/30/24	22.21%	$ 289	0.85%(c)	0.84%	3.16%	37%
Year Ended 9/30/23	18.74%	11	0.87%	0.63%	38.44%	41%
Year Ended 9/30/22	(19.10)%	8	0.83%	1.12%	1.44%	29%
Year Ended 9/30/21	43.52%	4,695	0.87%	0.61%	1.25%	81%(d)
Year Ended 9/30/20	(4.46)%	52	0.87%	0.52%	10.94%	40%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)

Beginning July 1, 2024, the net operating expenses were contractually limited to 1.10%, 0.85% and 0.82% of average daily net assets for Class A, Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2024.

41

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

(d)	Portfolio turnover rate excludes in-kind transactions.

See Notes to the Financial Statements.

42

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 9/30/24	$25.16	0.36	5.72	—	6.08	(0.25)	(2.17)	(2.42)	$28.82
Year Ended 9/30/23	25.96	0.30	2.78	—	3.08	(0.31)	(3.57)	(3.88)	25.16
Year Ended 9/30/22	31.99	0.29	(4.20)	—	(3.91)	(0.12)	(2.00)	(2.12)	25.96
Year Ended 9/30/21	21.34	0.20	12.02	—(b)	12.22	(0.20)	(1.37)	(1.57)	31.99
Year Ended 9/30/20	26.52	0.14	(3.65)	—(b)	(3.51)	(0.23)	(1.44)	(1.67)	21.34
Class I
Year Ended 9/30/24	$25.16	0.42	5.73	—	6.15	(0.31)	(2.17)	(2.48)	$28.83
Year Ended 9/30/23	25.98	0.36	2.77	—	3.13	(0.38)	(3.57)	(3.95)	25.16
Year Ended 9/30/22	32.01	0.37	(4.19)	—	(3.82)	(0.21)	(2.00)	(2.21)	25.98
Year Ended 9/30/21	21.35	0.29	12.00	—(b)	12.29	(0.26)	(1.37)	(1.63)	32.01
Year Ended 9/30/20	26.55	0.20	(3.65)	—(b)	(3.45)	(0.31)	(1.44)	(1.75)	21.35

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

43

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 9/30/24	25.04%	$ 2,514	1.32%	1.36%	1.63%	22%
Year Ended 9/30/23	11.89%	2,471	1.32%	1.14%	1.62%	30%
Year Ended 9/30/22	(13.35)%	2,673	1.32%	0.93%	1.57%	26%
Year Ended 9/30/21	59.29%	3,420	1.32%	0.70%	1.62%	11%
Year Ended 9/30/20	(14.48)%	2,293	1.32%	0.60%	1.80%	20%
Class I
Year Ended 9/30/24	25.39%	$113,395	1.07%	1.61%	1.19%	22%
Year Ended 9/30/23	12.12%	99,243	1.07%	1.39%	1.18%	30%
Year Ended 9/30/22	(13.11)%	96,748	1.07%	1.20%	1.18%	26%
Year Ended 9/30/21	59.69%	119,392	1.07%	1.00%	1.19%	11%
Year Ended 9/30/20	(14.29)%	92,886	1.07%	0.87%	1.27%	20%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

See Notes to the Financial Statements.

44

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 9/30/24	$13.29	0.15	2.54	—	2.69	(0.15)	—	(0.15)	$15.83
Year Ended 9/30/23	12.27	0.15	1.49	—	1.64	(0.40)	(0.22)	(0.62)	13.29
Year Ended 9/30/22	13.96	0.06	(1.58)	—	(1.52)	(0.17)	—	(0.17)	12.27
Period Ended 9/30/21(b)	12.61	0.09	1.26	—	1.35	—	—	—	13.96
Class I
Year Ended 9/30/24	$13.22	0.19	2.53	—	2.72	(0.19)	—	(0.19)	$15.75
Year Ended 9/30/23	12.28	0.18	1.42	—	1.60	(0.44)	(0.22)	(0.66)	13.22
Year Ended 9/30/22	13.98	0.10	(1.59)	—	(1.49)	(0.21)	—	(0.21)	12.28
Year Ended 9/30/21	9.84	0.15	4.11	—	4.26	(0.12)	—	(0.12)	13.98
Year Ended 9/30/20	12.24	0.15	(2.39)	—(c)	(2.24)	(0.16)	—	(0.16)	9.84
Class R6
Year Ended 9/30/24	$13.38	0.19	2.56	—	2.75	(0.19)	—	(0.19)	$15.94
Year Ended 9/30/23	12.38	0.19	1.50	—	1.69	(0.47)	(0.22)	(0.69)	13.38
Year Ended 9/30/22	14.07	0.22	(1.70)	—	(1.48)	(0.21)	—	(0.21)	12.38
Year Ended 9/30/21	9.90	0.16	4.14	—	4.30	(0.13)	—	(0.13)	14.07
Year Ended 9/30/20	12.31	0.16	(2.40)	—	(2.24)	(0.17)	—	(0.17)	9.90

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from January 28, 2021 (commencement of operations) through September 30, 2021.

(c)	Less than $0.01 or $(0.01) per share.

45

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 9/30/24	20.33%	$ 13	1.10%	1.02%	33.10%	56%
Year Ended 9/30/23	13.68%	11	1.10%	1.12%	37.03%	55%
Year Ended 9/30/22	(11.07)%(c)	10	1.10%	0.43%	33.11%	83%
Period Ended 9/30/21(d)	10.71%(e)	11	1.10%(f)	1.01%(f)	37.36%(f)	61%
Class I
Year Ended 9/30/24	20.73%	$31,531	0.85%	1.26%	1.66%	56%
Year Ended 9/30/23	13.37%	27,706	0.85%	1.38%	1.36%	55%
Year Ended 9/30/22	(10.85)%(c)	30,802	0.85%	0.70%	1.22%	83%
Year Ended 9/30/21	43.48%	77,582	0.85%	1.17%	1.09%	61%
Year Ended 9/30/20	(18.62)%	52,496	0.85%	1.34%	1.15%	77%
Class R6
Year Ended 9/30/24	20.67%	$ 13	0.80%	1.31%	30.86%	56%
Year Ended 9/30/23	14.04%	11	0.80%	1.42%	34.70%	55%
Year Ended 9/30/22	(10.72)%(c)	9	0.76%	1.45%	1.27%	83%
Year Ended 9/30/21	43.64%	6,366	0.80%	1.21%	1.03%	61%
Year Ended 9/30/20	(18.56)%	4,423	0.80%	1.40%	1.07%	77%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	The Advisor reimbursed the Fund $862,113 for Losses from a trading policy error. The payment had an impact of 2.4% to the total return of each share class.

(d)	For the period from January 28, 2021 (commencement of operations) through September 30, 2021.

(e)	Not annualized.

46

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

(f)	Annualized.

See Notes to the Financial Statements.

47

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 23 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following five investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Small Cap Value Fund (“Small Cap Value Fund”)

The SMID Cap Growth, Small Cap Core and Small Cap Value Funds offer three share classes: Class A, Class R6 and Class I shares. The Enterprise and Microcap Value Funds offer two share classes: Class A and Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (”RBC GAM-US“ or ”Advisor“ or ”Co-Administrator“) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

48

NOTES TO FINANCIAL STATEMENTS

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

49

NOTES TO FINANCIAL STATEMENTS

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. There were no material level 3 transfers as these funds hold level 3 securities. The three levels of the fair value hierarchy are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

• Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates. The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2024 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total

Assets:
Investments in Securities
SMID Cap Growth Fund	$171,140,048	(a)	$ —		$—		$171,140,048
Enterprise Fund	69,915,800	(a)	—		—		69,915,800
Small Cap Core Fund	41,586,448	(a)	—		—		41,586,448
Microcap Value Fund	114,813,861	(a)	1,096,686	(b)	—	(c)	115,910,547
Small Cap Value Fund	31,574,093	(a)	—		—		31,574,093

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Portfolio Investments.

50

NOTES TO FINANCIAL STATEMENTS

(b)	Represents securities in the Consumer Discretionary ($931,287), Financials ($82,599) and Consumer Staples ($82,800) sections of the Schedule of Portfolio Investments.

(c)	Includes securities fair valued at zero.

The Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used may include assumptions regarding the particular security’s cash flow profile and potential defaults which may not be generally observable for either the security or for assets of a similar type. Significant changes in any of these assumptions may result in a lower or higher fair value.

Repurchase Agreements:

The Funds, except SMID Cap Growth Fund, may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

There were no repurchase agreements held during the year ended September 30, 2024.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), RBC BlueBay U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund. As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the money market fund.

	Value September 30, 2023	Purchases	Sales	Value September 30, 2024	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund—Institutional Class 1
SMID Cap Growth Fund	$4,385,678	$53,595,354	$(54,112,106)	$3,868,926	$172,992
Enterprise Fund	1,206,823	12,379,277	(12,437,954)	1,148,146	80,761
Small Cap Core Fund	1,059,949	9,838,798	(10,360,318)	538,429	31,713
Microcap Value Fund	2,233,645	12,233,256	(11,894,879)	2,572,022	90,651
Small Cap Value Fund	436,014	6,824,455	(6,837,395)	423,074	32,867

51

NOTES TO FINANCIAL STATEMENTS

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Realized gains and losses from investment transactions and the net change in unrealized appreciation/(depreciation) relating to movements in foreign currency exchange rates are reported as realized gains and losses on foreign currency transactions and net change in unrealized appreciation/(depreciation) on foreign currency, respectively, in the statements of operations.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss, redesignation of distributions, basis adjustments on investments in passive foreign investment companies (PFICs) and partnerships), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

	Increase/(Decrease) Paid in Capital	Increase/(Decrease) Accumulated Earnings
SMID Cap Growth Fund	$(169,416)	$169,416

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average

52

NOTES TO FINANCIAL STATEMENTS

daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

	Average Daily Net Assets of Fund	Annual Rate
SMID Cap Growth Fund	All Net Assets	0.70%
Enterprise Fund	Up to $30 Million	1.00%
	Over $30 Million	0.90%
Small Cap Core Fund	All Net Assets	0.70%*
Microcap Value Fund	All Net Assets	0.90%
Small Cap Value Fund	All Net Assets	0.70%

* Prior to July 1, 2024, the annual rate for Small Cap Core Fund was 0.85%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
SMID Cap Growth Fund	1.07%	0.82%	0.77%
Enterprise Fund	1.33%	1.08%	N/A
Small Cap Core Fund*	1.10%	0.85%	0.82%
Microcap Value Fund	1.32%	1.07%	N/A
Small Cap Value Fund	1.10%	0.85%	0.80%

* Prior to July 1, 2024, the annual rates under the expense limitation agreement were 1.15%, 0.90% and 0.87% for Class A, Class I and Class R6, respectively, for Small Cap Core Fund.

This expense limitation agreement is in place until January 31, 2026, and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months (3 years for the Small Cap Value Fund), provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

At September 30, 2024, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/22		FYE 9/30/23		FYE 9/30/24	Total
SMID Cap Growth Fund	$	N/A	$	N/A	$310,255	$310,255
Enterprise Fund		N/A		N/A	134,824	134,824
Small Cap Core Fund		N/A		N/A	199,413	199,413
Microcap Value Fund		N/A		N/A	137,302	137,302
Small Cap Value Fund		186,786		168,114	244,188	599,088

There was no recoupment of expense reimbursements/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the year ended September 30, 2024, the amount waived was $5,673, $2,601, $1,030, $2,866 and $1,051 for the SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Microcap Value Fund and Small Cap Value Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statements of Operations.

53

NOTES TO FINANCIAL STATEMENTS

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive an administrative services fee. BNY Mellon receives a fee for its services payable by each Fund based in part on each Funds’ average net assets. BNY Mellon’s fee is included with ”Accounting fees“ in the Statements of Operations.

Certain officers and trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $92,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

The table below shows, as of September 30, 2024, the Fund’s net assets, the shares of the Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investments in the Funds.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
SMID Cap Growth Fund	$170,381,039	17,462	0.2%
Small Cap Core Fund	$41,574,062	17,325	0.7%
Small Cap Value Fund	$31,557,350	1,657	0.1%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the year ended September 30, 2024, there were no fees waived by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the year ended September 30, 2024.

54

NOTES TO FINANCIAL STATEMENTS

For the year ended September 30, 2024, the Distributor received commissions of $50,797 front-end sales charges of Class A shares of the Funds, of which $45,175 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the year ended September 30, 2024 were as follows:

	Purchases	Sales
SMID Cap Growth Fund	$56,040,825	$23,539,827
Enterprise Fund	26,761,475	31,384,700
Small Cap Core Fund	15,365,757	22,984,737
Microcap Value Fund	23,347,106	32,225,976
Small Cap Value Fund	16,097,611	17,371,818

Within the guidelines established by the Funds to always seek best execution when entering into portfolio transactions, the Funds participated in a “commission recapture” program until January 13, 2023, under which brokerage transactions were directed to Cowen and Company, LLC and its correspondent brokers. A portion of the commissions paid under this program were reimbursed to the Funds and recorded as net realized gains from investment transactions in the financial statements.

55

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

	SMID Cap Growth Fund		Enterprise Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$11,369,599	$2,287,796	$2,874	$3,024
Distributions reinvested	428,649	1,062,780	18,645	99,368
Cost of shares redeemed	(3,673,101)	(1,711,779)	(52,097)	(103,509)

Change in Class A	$8,125,147	$1,638,797	$(30,578)	$(1,117)

Class I
Proceeds from shares issued	$57,763,050	$29,415,120	$402,362	$301,638
Distributions reinvested	2,108,984	5,134,912	1,675,898	7,809,138
Cost of shares redeemed	(36,418,956)	(18,858,220)	(5,359,814)	(3,537,426)

Change in Class I	$23,453,078	$15,691,812	$(3,281,554)	$4,573,350

Class R6
Proceeds from shares issued	$6,103,665	$9,824,731	$—	$—
Distributions reinvested	4,268	1,350	—	—
Cost of shares redeemed	(959,655)	(270,944)	—	—

Change in Class R6	$5,148,278	$9,555,137	$—	$—

Change in net assets resulting from capital transactions	$36,726,503	$26,885,746	$(3,312,132)	$4,572,233

SHARE TRANSACTIONS:
Class A
Issued	955,741	194,672	183	207
Reinvested	36,203	99,605	1,238	7,388
Redeemed	(299,344)	(150,909)	(3,742)	(7,083)

Change in Class A	692,600	143,368	(2,321)	512

Class I
Issued	3,753,804	2,046,358	22,805	19,252
Reinvested	140,318	382,062	102,064	533,776
Redeemed	(2,334,637)	(1,301,640)	(314,865)	(221,484)

Change in Class I	1,559,485	1,126,780	(189,996)	331,544

Class R6
Issued	391,253	680,743	—	—
Reinvested	283	100	—	—
Redeemed	(61,007)	(18,174)	—	—

Change in Class R6	330,529	662,669	—	—

Change in shares resulting from capital transactions	2,582,614	1,932,817	(192,317)	332,056

56

NOTES TO FINANCIAL STATEMENTS

	Small Cap Core Fund		Microcap Value Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$3,185,447	$1,348,122	$123,535	$94,198
Distributions reinvested	678,359	1,814,942	225,849	372,237
Cost of shares redeemed	(4,021,064)	(1,242,176)	(638,325)	(598,664)

Change in Class A	$(157,258)	$1,920,888	$(288,941)	$(132,229)

Class I
Proceeds from shares issued	$854,362	$283,741	$4,010,476	$3,827,818
Distributions reinvested	2,353,335	7,660,760	8,715,810	13,178,787
Cost of shares redeemed	(8,556,636)	(3,466,519)	(12,970,125)	(11,944,277)

Change in Class I	$(5,348,939)	$4,477,982	$(243,839)	$5,062,328

Class R6
Proceeds from shares issued	$252,335	$1,214	$—	$—
Distributions reinvested	909	2,075	—	—
Cost of shares redeemed	(12)	—	—	—

Change in Class R6	$253,232	$3,289	$—	$—

Change in net assets resulting from capital transactions	$(5,252,965)	$6,402,159	$(532,780)	$4,930,099

SHARE TRANSACTIONS:
Class A
Issued	240,959	108,467	4,559	3,567
Reinvested	55,286	161,185	8,568	14,848
Redeemed	(304,483)	(96,891)	(24,166)	(23,118)

Change in Class A	(8,238)	172,761	(11,039)	(4,703)

Class I
Issued	55,015	19,377	150,477	149,486
Reinvested	161,853	581,241	331,148	526,520
Redeemed	(568,796)	(228,349)	(492,506)	(456,095)

Change in Class I	(351,928)	372,269	(10,881)	219,911

Class R6
Issued	16,907	81	—	—
Reinvested	62	157	—	—
Redeemed	(1)	—	—	—

Change in Class R6	16,968	238	—	—

Change in shares resulting from capital transactions	(343,198)	545,268	(21,920)	215,208

57

NOTES TO FINANCIAL STATEMENTS

	Small Cap Value Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
CAPITAL TRANSACTIONS:
Class A
Distributions reinvested	$125	$498

Change in Class A	$125	$498

Class I
Proceeds from shares issued	$2,399,213	$5,370,625
Distributions reinvested	129,976	771,688
Cost of shares redeemed	(3,692,977)	(11,717,378)

Change in Class I	$(1,163,788)	$(5,575,065)

Class R6
Distributions reinvested	$151	$527

Change in Class R6	$151	$527

Change in net assets resulting from capital transactions	$(1,163,512)	$(5,574,040)

SHARE TRANSACTIONS:
Class A
Reinvested	9	40

Change in Class A	9	40

Class I
Issued	159,418	401,888
Reinvested	8,976	61,884
Redeemed	(261,334)	(876,500)

Change in Class I	(92,940)	(412,728)

Class R6
Reinvested	10	42

Change in Class R6	10	42

Change in shares resulting from capital transactions	(92,921)	(412,646)

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

58

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
SMID Cap Growth Fund	$132,775,431	$46,536,527	$(8,171,910)	$38,364,617
Enterprise Fund	47,393,189	25,268,353	(2,745,742)	22,522,611
Small Cap Core Fund	29,077,544	16,301,846	(3,792,942)	12,508,904
Microcap Value Fund	86,942,156	40,945,107	(11,976,729)	28,968,378
Small Cap Value Fund	28,405,124	5,053,242	(1,884,273)	3,168,969

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFICs) mark to market adjustment, and cumulative partnership basis adjustment.

The tax character of distributions during the year ended September 30, 2024 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$—	$2,793,502	$2,793,502	$2,793,502
Enterprise Fund	756,755	1,043,600	1,800,355	1,800,355
Small Cap Core Fund	193,644	2,913,148	3,106,792	3,106,792
Microcap Value Fund	1,230,454	8,592,858	9,823,312	9,823,312
Small Cap Value Fund	383,742	—	383,742	383,742

The tax character of distributions during the year ended September 30, 2023 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$—	$6,223,196	$6,223,196	$6,223,196
Enterprise Fund	—	8,290,732	8,290,732	8,290,732
Small Cap Core Fund	1,160,788	8,608,888	9,769,676	9,769,676
Microcap Value Fund	1,464,645	13,455,940	14,920,585	14,920,585
Small Cap Value Fund	1,142,082	583,808	1,725,890	1,725,890

59

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

	SMID Cap Growth Fund	Enterprise Fund	Small Cap Core Fund	Microcap Value Fund	Small Cap Value Fund
Undistributed ordinary income	$—	$201,818	$257,021	$1,559,740	$217,031
Undistributed long term gain	1,996,194	7,795,993	5,522,025	8,476,771	—

Accumulated earnings	1,996,194	7,997,811	5,779,046	10,036,511	217,031
Accumulated capital loss carryforwards	—	—	—	—	(2,654,301)
Unrealized appreciation	38,364,617	22,522,611	12,508,904	28,968,378	3,168,969

Total Accumulated Earnings	$40,360,811	$30,520,422	$18,287,950	$39,004,889	$731,699

As of September 30, 2024, the Small Cap Value Fund had long-term capital loss carryforwards of $2,654,301.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The SMID Cap Growth Fund had deferred qualified late-year ordinary losses of $230,614 which will be treated as arising on the first business day of the fiscal year ending September 30, 2024.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Prior to June 11, 2021, each Fund charged a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. In addition, the Trust may limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee was deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee was not charged in cases where, for example, the redemption resulted from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

9. Soft Dollars:

Soft dollar arrangements and commission sharing arrangements (CSAs) are arrangements under which RBC GAM-US directs client brokerage transactions to a broker-dealer and obtains other products and services, such as research, in addition to trade execution. Federal securities laws permit a fund advisor to incur commission charges on behalf of a fund that are higher than another broker-dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM-US has a fiduciary duty to the shareholders of the Funds to seek the best execution for all of the Funds’ securities transactions. Fund Management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. During the year ended September 30, 2024, the Funds used soft dollar and commission sharing arrangements. Fund Management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

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NOTES TO FINANCIAL STATEMENTS

10. Line of Credit

The Funds are participants in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 26, 2025. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Fund participates in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at September 30, 2024. There were no borrowings made by the Funds under the line of credit during the year ended September 30, 2024.

11. Significant Risks

Shareholder concentration risk:

As of September 30, 2024, the following Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
SMID Cap Growth Fund	2	69.1%
Enterprise Fund	1	12.1%
Small Cap Core Fund	2	27.7%
Microcap Value Fund	1	22.3%
Small Cap Value Fund	2	31.3%

Significant transactions by these shareholders may impact the Funds’ performance.

Market risk

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

In response to political and military actions undertaken by Russia, the U.S., European Union and other jurisdictions have imposed economic sanctions against certain Russian individuals, entities and sectors. These sanctions and the threat of further sanctions may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Sanctions could impair a fund’s ability to invest in accordance with its investment program, to determine the overall value of its net assets, and to sell holdings as needed to meet shareholder redemptions. As of September 30, 2024, none of the Funds’ investments were in violation of such sanctions.

61

NOTES TO FINANCIAL STATEMENTS

Industry and sector focus risk

At times the Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

12. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

62

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of RBC Funds Trust and Shareholders of RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Microcap Value Fund, and RBC Small Cap Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Microcap Value Fund, and RBC Small Cap Value Fund ( five of the funds constituting RBC Funds Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, and brokers; when replies were not received from brokers we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Minneapolis, Minnesota

November 22, 2024

We have served as the auditor of one or more investment companies in the RBC Funds since 2016.

63

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The Funds intend to report the maximum amount allowable as taxed at a maximum rate of 15%.

Complete information will be reported in conjunction with your 2020 Form 1099-DIV.

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the year ended September 30, 2024, the following Funds had a qualified dividend income percentage of:

Qualified Dividend Income
Enterprise Fund	100.00%
Small Cap Core Fund	100.00%
Microcap Value Fund	100.00%
Small Cap Value Fund	100.00%

For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended September 30, 2024 qualify for the corporate dividends received deduction:

Dividends Received Deduction
Enterprise Fund	100.00%
Small Cap Core Fund	100.00%
Microcap Value Fund	100.00%
Small Cap Value Fund	100.00%

For the year ended September 30, 2024, the following Funds had a qualified interest income percentage of:

Qualified Interest Income
Enterprise Fund	1.67%
Small Cap Core Fund	6.67%
Microcap Value Fund	3.14%
Small Cap Value Fund	3.94%

64

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

There were no qualified short term gains held during the year ended September 30, 2024.

Pursuant to Internal Revenue Code Section 852(b)(3), SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Microcap Value Fund and Small Cap Value Fund reported $2,793,502, $7,796,001, $5,776,840, $8,592,858 and $0 respectively as long-term capital gain distributions for the year ended September 30, 2024.

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

65

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreement

In September 2024, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreement (“Agreement”) with the Advisor for each Fund for an additional year.

As part of their review of the Agreement, the Trustees requested and considered information regarding the advisory services performed by the Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year, information presented at both a special meeting held to review requested material related to the proposed renewals and a regular meeting at which the proposed renewals were considered, and their experience with the management and portfolio management teams over the years. The information included material provided by the Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company, providing comparative fee and expense information and comparative performance information for the Funds vs. funds in the same category and funds in more tailored peer groups. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals, to discuss the information and the Advisor’s ongoing management of the Funds. The Trustees reviewed the nature and quality of the services provided to the Funds by the Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks as well as their respective Morningstar categories and peer groups. For several of the Funds, the Board also reviewed comparative information with respect to custom peer groups designed to align more closely with the Funds’ specific investment strategies. The Board noted that the Small Cap Core and Microcap Value Funds had outperformed the median performance of their respective Morningstar categories for the trailing 1, 3 and 5 year periods, with Small Cap Core also outperforming its custom peer group and its benchmark index for those periods, while the Microcap Value Fund showed mixed results when compared to its custom peer group and benchmark index. The Board also noted that the performance of the Enterprise and Small Cap Value Funds was favorable over the 1, and 3 year periods when compared to both their respective Morningstar categories and peer groups as well as their benchmarks, with both underperforming these measures for the 5 year period. Conversely, the performance of the SMID Cap Growth Fund was more favorable over the long term with the Fund outperforming the median performance of its Morningstar category and benchmark index and performing in the top half of its peer group for the 3 and 5 year periods, while trailing those measures for the 1 year period. Overall, the Board was satisfied with the Funds’ performance.

The Trustees recognized the strong research and fundamental analysis capabilities of the Advisor’s investment teams and their extensive portfolio management experience, as well as the Advisor’s effective trading, operational, and compliance structure and systems, including a discussion of certain changes in the investment teams for some Funds. The Trustees also noted the Advisor’s application of portfolio engineering approaches to the management of the Funds.

The Trustees reviewed advisory fee and expense information for each Fund compared to similarly situated funds, including information regarding other client accounts advised or sub-advised by the Advisor with similar investment strategies and the reasons for any differences in fees. The Trustees considered, and viewed favorably, the arrangements to subsidize Fund expenses at competitive levels through expense limitation agreements with the Adviser. The Trustees noted that advisory fees and expense ratios were competitive and, in particular, that none of the Funds had total net expenses that exceeded the median of its peer group.

66

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

The Trustees also reviewed reports from the Advisor regarding its management of other investment client accounts with similar strategies, including the advisory fees paid and the reasons for differences in fees, which included liquidity management and matters related to mutual fund operations. The Trustees reviewed profitability data—including year-over-year variances—for the Advisor and considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Funds, including soft dollar research. The Board also noted that the Advisor does not receive any additional fee for its administrative services to the Funds.

Based upon their review, the Trustees determined that the advisory fees proposed to be payable to the Advisor were fair and reasonable in light of the nature and quality of services provided under all of the circumstances and were within the range of what might have been negotiated at arms’ length. The Trustees concluded that it was in the interests of the Funds and their shareholders for the Trustees to approve the continuation of the Agreement and the expense limitation agreements for the Funds for an additional year. In arriving at their collective decision to approve the renewal of the Agreement, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

67

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the year ended September 30, 2024.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

RBCF-EQ AR 09-24

RBC Global Asset Management Financial Statements and Other Important Information For the year ended September 30, 2024 RBC BlueBay U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund

September 30, 2024

Principal Amount		Value
U.S. Government Agency Obligations — 28.1%
Fannie Mae — 1.5%
$ 68,000,000	(SOFR RATE + 0.140%), 5.18%, 9/11/26(a)	$ 68,000,000
124,000,000	(SOFR RATE + 0.135%), 5.34%, 8/21/26(a)	124,000,000
48,000,000	(SOFR RATE + 0.120%), 5.38%, 7/29/26(a)	48,000,000

		240,000,000

Federal Farm Credit — 9.7%
40,000,000	(SOFR RATE + 0.140%), 4.97%, 9/25/26(a)	40,000,000
90,000,000	(SOFR RATE + 0.155%), 4.99%, 9/25/25(a)	90,000,000
129,000,000	(SOFR RATE + 0.105%), 5.02%, 3/18/26(a)	128,989,618
35,000,000	(SOFR RATE + 0.150%), 5.10%, 3/17/25(a)	34,991,948
40,000,000	(SOFR RATE + 0.155%), 5.16%, 9/15/25(a)	39,998,133
10,000,000	(SOFR RATE + 0.140%), 5.24%, 9/9/26(a)	10,000,000
30,000,000	(SOFR RATE + 0.140%), 5.27%, 9/4/26(a)	30,000,000
100,000,000	(SOFR RATE + 0.155%), 5.29%, 9/5/25(a)	100,000,000
37,000,000	(SOFR RATE + 0.140%), 5.29%, 9/3/26(a)	37,000,000
50,000,000	(SOFR RATE + 0.180%), 5.30%, 3/7/25(a)	50,000,000
50,000,000	(SOFR RATE + 0.140%), 5.33%, 2/26/25(a)	49,998,008
32,000,000	(SOFR RATE + 0.150%), 5.34%, 5/27/25(a)	32,000,000
45,000,000	(SOFR RATE + 0.155%), 5.34%, 8/28/25(a)	45,000,000
30,000,000	(SOFR RATE + 0.195%), 5.35%, 6/2/25(a)	30,000,000
100,000,000	(SOFR RATE + 0.135%), 5.35%, 8/19/26(a)	100,000,000
75,000,000	(SOFR RATE + 0.120%), 5.37%, 5/1/25(a)	75,000,000
53,000,000	(SOFR RATE + 0.120%), 5.39%, 1/21/25(a)	53,000,000
58,000,000	(SOFR RATE + 0.130%), 5.39%, 1/28/25(a)	58,000,000
50,000,000	(SOFR RATE + 0.140%), 5.40%, 4/25/25(a)	49,988,663
70,000,000	(SOFR RATE + 0.155%), 5.40%, 5/2/25(a)	70,000,000
50,000,000	(SOFR RATE + 0.130%), 5.41%, 4/10/25(a)	49,997,361
25,000,000	(SOFR RATE + 0.160%), 5.41%, 11/3/25(a)	25,000,000
15,000,000	(SOFR RATE + 0.160%), 5.42%, 10/27/25(a)	15,000,000
11,000,000	(SOFR RATE + 0.150%), 5.43%, 1/3/25(a)	11,000,000
100,000,000	(SOFR RATE + 0.150%), 5.43%, 7/11/25(a)	100,000,000
25,000,000	(SOFR RATE + 0.160%), 5.43%, 10/17/25(a)	25,000,000
40,000,000	(SOFR RATE + 0.180%), 5.44%, 4/28/25(a)	40,008,696
75,000,000	(SOFR RATE + 0.160%), 5.44%, 7/7/25(a)	75,000,000
30,000,000	(SOFR RATE + 0.160%), 5.44%, 10/6/25(a)	30,000,000

		1,494,972,427

Federal Home Loan Banks — 12.1%
85,000,000	(SOFR RATE + 0.030%), 4.86%, 3/24/25(a)	85,000,000
43,000,000	4.94%, 1/6/25	42,997,655
85,000,000	(SOFR RATE + 0.020%), 4.97%, 3/17/25(a)	85,000,000
200,000,000	(SOFR RATE + 0.145%), 4.98%, 9/25/26(a)	200,000,000
100,000,000	(SOFR RATE + 0.155%), 4.99%, 9/29/25(a)	100,000,000
86,000,000	5.04%, 2/10/25(b),(c)	84,492,707
170,000,000	(SOFR RATE + 0.025%), 5.07%, 3/25/25(a)	170,000,000
100,000,000	(SOFR RATE + 0.020%), 5.10%, 3/10/25(a)	100,000,000

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

September 30, 2024

Principal Amount		Value
$ 42,125,000	(SOFR RATE + 0.030%), 5.11%, 4/10/25(a)	$ 42,125,000
85,000,000	(SOFR RATE + 0.020%), 5.21%, 1/27/25(a)	85,000,000
75,000,000	(SOFR RATE + 0.120%), 5.32%, 11/25/24(a)	75,000,000
75,000,000	(SOFR RATE + 0.140%), 5.35%, 5/19/25(a)	75,000,000
100,000,000	(SOFR RATE + 0.155%), 5.36%, 8/22/25(a)	100,000,000
100,000,000	(SOFR RATE + 0.155%), 5.36%, 8/22/25(a)	100,000,000
50,000,000	(SOFR RATE + 0.130%), 5.36%, 2/13/26(a)	50,000,000
50,000,000	(SOFR RATE + 0.130%), 5.37%, 2/10/25(a)	50,000,000
75,000,000	(SOFR RATE + 0.120%), 5.37%, 5/1/25(a)	75,000,000
75,000,000	(SOFR RATE + 0.140%), 5.41%, 4/21/25(a)	75,000,000
50,000,000	(SOFR RATE + 0.160%), 5.43%, 10/20/25(a)	50,000,000
50,000,000	(SOFR RATE + 0.160%), 5.43%, 10/20/25(a)	50,000,000
75,000,000	(SOFR RATE + 0.160%), 5.44%, 7/10/25(a)	75,000,000
55,000,000	(SOFR RATE + 0.170%), 5.45%, 4/1/25(a)	55,007,521

		1,824,622,883

Freddie Mac — 0.4%
63,000,000	(SOFR RATE + 0.140%), 5.28%, 9/4/26(a)	63,000,000

U.S. International Development Finance Corp. — 4.4%
4,718,182	(US Treasury Bill Yield 3-Month + 0.000%), 5.00%, 9/30/27(a)	4,718,182
27,346,154	(US Treasury Bill Yield 3-Month + 0.000%), 5.00%, 6/20/28(a)	27,346,154
4,853,760	(US Treasury Bill Yield 3-Month + 0.000%), 5.00%, 3/30/37(a)	4,853,760
1,500,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.08%, 6/15/25(a)	1,500,000
3,006,316	(US Treasury Bill Yield 3-Month + 0.000%), 5.08%, 9/15/25(a)	3,006,316
5,280,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.08%, 9/15/26(a)	5,280,000
3,333,333	(US Treasury Bill Yield 3-Month + 0.000%), 5.08%, 9/15/26(a)	3,333,333
2,734,616	(US Treasury Bill Yield 3-Month + 0.000%), 5.08%, 12/15/26(a)	2,734,616
34,650,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.08%, 3/15/30(a)	34,650,000
2,728,514	(US Treasury Bill Yield 3-Month + 0.000%), 5.08%, 12/15/33(a)	2,728,514
6,217,949	(US Treasury Bill Yield 3-Month + 0.000%), 5.19%, 10/15/32(a)	6,217,949
3,525,641	(US Treasury Bill Yield 3-Month + 0.000%), 5.19%, 11/15/33(a)	3,525,641
7,500,053	(US Treasury Bill Yield 3-Month + 0.000%), 5.19%, 6/15/34(a)	7,500,053
8,026,439	(US Treasury Bill Yield 3-Month + 0.000%), 5.21%, 6/20/27(a)	8,026,439
4,766,668	(US Treasury Bill Yield 3-Month + 0.000%), 5.21%, 6/20/27(a)	4,766,668
4,125,001	(US Treasury Bill Yield 3-Month + 0.000%), 5.21%, 6/20/27(a)	4,125,001
2,970,002	(US Treasury Bill Yield 3-Month + 0.000%), 5.21%, 6/20/27(a)	2,970,002
2,548,335	(US Treasury Bill Yield 3-Month + 0.000%), 5.21%, 6/20/27(a)	2,548,335
2,420,001	(US Treasury Bill Yield 3-Month + 0.000%), 5.21%, 6/20/27(a)	2,420,001
1,833,334	(US Treasury Bill Yield 3-Month + 0.000%), 5.21%, 6/20/27(a)	1,833,334
8,464,284	(US Treasury Bill Yield 3-Month + 0.000%), 5.21%, 9/20/27(a)	8,464,284
43,766,666	(US Treasury Bill Yield 3-Month + 0.000%), 5.21%, 9/20/32(a)	43,766,666
16,296,296	(US Treasury Bill Yield 3-Month + 0.000%), 5.26%, 3/15/30(a)	16,296,296
4,545,455	(US Treasury Bill Yield 3-Month + 0.000%), 5.27%, 6/15/28(a)	4,545,455
3,031,818	(US Treasury Bill Yield 3-Month + 0.000%), 5.27%, 6/15/28(a)	3,031,818
43,214,285	(US Treasury Bill Yield 3-Month + 0.000%), 5.27%, 3/15/30(a)	43,214,285
8,184,234	(US Treasury Bill Yield 3-Month + 0.000%), 5.27%, 6/15/34(a)	8,184,234
5,559,930	(US Treasury Bill Yield 3-Month + 0.000%), 5.27%, 6/15/34(a)	5,559,929

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

September 30, 2024

Principal Amount		Value
$ 46,784,500	(US Treasury Bill Yield 3-Month + 0.000%), 5.29%, 2/15/28(a)	$ 46,784,500
6,375,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.29%, 11/15/28(a)	6,375,000
18,611,112	(US Treasury Bill Yield 3-Month + 0.070%), 5.29%, 8/15/29(a)	18,611,112
9,900,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.29%, 8/15/29(a)	9,900,000
5,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.29%, 8/15/29(a)	5,000,000
13,849,425	(US Treasury Bill Yield 3-Month + 0.000%), 5.29%, 11/20/37(a)	13,849,425
9,027,778	(US Treasury Bill Yield 3-Month + 0.000%), 5.37%, 10/15/30(a)	9,027,778
14,583,332	(US Treasury Bill Yield 3-Month + 0.000%), 5.40%, 1/20/27(a)	14,583,332
19,759,200	(US Treasury Bill Yield 3-Month + 0.000%), 5.40%, 1/20/35(a)	19,759,200
15,725,030	(US Treasury Bill Yield 3-Month + 0.000%), 5.40%, 1/20/35(a)	15,725,030
15,313,380	(US Treasury Bill Yield 3-Month + 0.000%), 5.40%, 1/20/35(a)	15,313,380
14,819,400	(US Treasury Bill Yield 3-Month + 0.000%), 5.40%, 1/20/35(a)	14,819,400
11,526,200	(US Treasury Bill Yield 3-Month + 0.000%), 5.40%, 1/20/35(a)	11,526,181
6,915,720	(US Treasury Bill Yield 3-Month + 0.000%), 5.40%, 1/20/35(a)	6,915,720
6,504,070	(US Treasury Bill Yield 3-Month + 0.000%), 5.40%, 1/20/35(a)	6,504,070
4,116,500	(US Treasury Bill Yield 3-Month + 0.000%), 5.40%, 1/20/35(a)	4,116,500
1,317,280	(US Treasury Bill Yield 3-Month + 0.000%), 5.40%, 1/20/35(a)	1,317,280
20,847,500	(US Treasury Bill Yield 3-Month + 0.000%), 5.40%, 4/20/35(a)	20,847,500
17,345,120	(US Treasury Bill Yield 3-Month + 0.000%), 5.40%, 4/20/35(a)	17,345,120
17,178,340	(US Treasury Bill Yield 3-Month + 0.000%), 5.40%, 4/20/35(a)	17,178,340
12,925,450	(US Treasury Bill Yield 3-Month + 0.000%), 5.40%, 4/20/35(a)	12,925,450
12,675,280	(US Treasury Bill Yield 3-Month + 0.000%), 5.40%, 4/20/35(a)	12,675,280
7,838,660	(US Treasury Bill Yield 3-Month + 0.000%), 5.40%, 4/20/35(a)	7,838,660
7,254,930	(US Treasury Bill Yield 3-Month + 0.000%), 5.40%, 4/20/35(a)	7,254,930
6,837,980	(US Treasury Bill Yield 3-Month + 0.000%), 5.40%, 4/20/35(a)	6,837,980
6,087,470	(US Treasury Bill Yield 3-Month + 0.000%), 5.40%, 4/20/35(a)	6,087,470
4,169,500	(US Treasury Bill Yield 3-Month + 0.000%), 5.40%, 4/20/35(a)	4,169,500
13,600,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.42%, 7/17/25(a)	13,753,482
12,909,434	(US Treasury Bill Yield 3-Month + 0.000%), 5.44%, 1/15/30(a)	12,909,434
5,616,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.45%, 5/15/30(a)	5,616,000
23,611,616	(US Treasury Bill Yield 3-Month + 0.000%), 5.45%, 7/7/40(a)	23,611,616
22,599,690	(US Treasury Bill Yield 3-Month + 0.000%), 5.45%, 7/7/40(a)	22,599,690
12,649,080	(US Treasury Bill Yield 3-Month + 0.000%), 5.45%, 7/7/40(a)	12,649,080
12,438,262	(US Treasury Bill Yield 3-Month + 0.000%), 5.45%, 7/7/40(a)	12,438,262
8,850,140	(US Treasury Bill Yield 3-Month + 0.000%), 5.45%, 7/7/40(a)	8,850,140
5,755,129	(US Treasury Bill Yield 3-Month + 0.000%), 5.45%, 7/7/40(a)	5,755,129
3,794,724	(US Treasury Bill Yield 3-Month + 0.000%), 5.45%, 7/7/40(a)	3,794,724

		722,412,960

Total U.S. Government Agency Obligations		4,345,008,270

(Cost $4,345,008,270)

U.S. Treasury Obligations — 22.7%
U.S. Treasury Bills — 21.0%
175,000,000	U.S. Treasury Bill- When Issued, 0.00%, 2/13/25(c)	172,144,656
175,000,000	U.S. Treasury Bill- When Issued, 0.00%, 3/27/25(c)	171,328,172
341,000,000	U.S. Treasury Bill- When Issued, 0.00%, 1/28/25(c)	336,002,020

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

September 30, 2024

Principal Amount		Value
$400,000,000	U.S. Treasury Bill- When Issued, 4.43%, 3/20/25(c)	$ 391,810,250
390,000,000	U.S. Treasury Bill- When Issued, 4.55%, 1/21/25(c)	384,556,987
17,150,000	U.S. Treasury Bill- When Issued, 4.92%, 11/29/24(c)	17,017,911
50,000,000	U.S. Treasury Bill- When Issued, 5.04%, 1/30/25(c)	49,173,839
200,000,000	U.S. Treasury Bill- When Issued, 5.07%, 1/23/25(c)	196,867,217
200,000,000	U.S. Treasury Bill- When Issued, 5.08%, 1/16/25(c)	197,054,528
200,000,000	U.S. Treasury Bill- When Issued, 5.12%, 1/2/25(c)	197,416,150
200,000,000	U.S. Treasury Bill- When Issued, 5.12%, 1/9/25(c)	197,226,944
100,000,000	U.S. Treasury Bill- When Issued, 5.29%, 10/10/24(c)	99,871,187
100,000,000	U.S. Treasury Bill- When Issued, 5.30%, 10/3/24(c)	99,971,490
100,000,000	U.S. Treasury Bill- When Issued, 5.30%, 11/14/24(c)	99,368,661
100,000,000	U.S. Treasury Bill- When Issued, 5.30%, 11/7/24(c)	99,469,101
175,000,000	U.S. Treasury Bill- When Issued, 5.30%, 10/8/24(c)	174,822,630
200,000,000	U.S. Treasury Bill- When Issued, 5.30%, 11/21/24(c)	198,537,433
175,000,000	U.S. Treasury Bill- When Issued, 5.31%, 10/15/24(c)	174,644,580

		3,257,283,756

U.S. Treasury Floating Rate Notes — 0.7%
75,000,000	(3 mo. U.S. Treasury Money Market Yield + 0.125%), 4.72%, 7/31/25(a)	74,977,799
30,000,000	(3 mo. U.S. Treasury Money Market Yield + 0.140%), 4.73%, 10/31/24(a)	29,997,773

		104,975,572

U.S. Treasury Notes — 1.0%
17,100,000	1.00%, 12/15/24	16,968,189
17,325,000	2.13%, 11/30/24	17,245,359
127,125,000	2.75%, 2/28/25	125,951,477

		160,165,025

Total U.S. Treasury Obligations		3,522,424,353

(Cost $3,522,424,353)

Repurchase Agreements — 53.3%
255,000,000	Bank of America, National Association, dated 9/30/24; due 10/1/24 at 4.82% with maturity value of $255,034,142 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/15/25 to 2/15/54 at rates ranging from 0.00% to 4.25%, aggregate original par and fair value of $358,106,720 and $260,100,000, respectively)	255,000,000
200,000,000	Bank of America, National Association, dated 9/30/24; due 10/1/24 at 4.83% with maturity value of $200,026,833 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 4/1/27 to 9/1/54 at rates ranging from 1.50% to 7.50%, aggregate original par and fair value of $311,485,185 and $204,000,000, respectively)	200,000,000

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

September 30, 2024

Principal Amount		Value
$125,000,000	Bank of America, National Association, dated 9/30/24; due 10/1/24 at 4.90% with maturity value of $125,017,014 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 9/30/26 to 5/15/54 at rates ranging from 0.00% to 6.63%, aggregate original par and fair value of $149,264,999 and $127,500,000, respectively)	$125,000,000
75,000,000	Bank of America, National Association, dated 9/30/24; due 10/1/24 at 4.77% with maturity value of $75,009,937 (fully collateralized by U.S. Treasury security with maturity date of 2/15/32 at a rate 0.00%, aggregate original par and fair value of $101,069,220 and $76,500,000, respectively)	75,000,000

	Total Value of Bank of America, National Association, (collateral value of $ 668,100,000)	655,000,000

500,000,000	Bank of Montreal, dated 9/30/24; due 10/1/24 at 4.84% with maturity value of $500,067,222 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 1/1/32 to 9/1/54 at rates ranging from 2.00% to 7.00%, aggregate original par and fair value of $939,545,297 and $510,000,000, respectively)	500,000,000

	Total Value of Bank of Montreal, (collateral value of $ 510,000,000)	500,000,000

100,000,000	BNP Paribas Securities Corp., dated 9/30/24; due 10/1/24 at 4.85% with maturity value of $100,013,472 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 3/27/25 to 2/15/47 at rates ranging from 0.00% to 4.76%, aggregate original par and fair value of $112,798,749 and $102,000,057, respectively)	100,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $ 102,000,057)	100,000,000

400,000,000	Citigroup Global Markets, Inc., dated 9/30/24; due 10/1/24 at 4.88% with maturity value of $400,054,222 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/15/41 to 5/15/42 at rates ranging from 0.75% to 3.75%, aggregate original par and fair value of $490,037,300 and $408,000,072, respectively)	400,000,000
350,000,000	Citigroup Global Markets, Inc., dated 9/30/24; due 10/1/24 at 4.85% with maturity value of $350,047,153 (fully collateralized by Fannie Mae, Federal Farm Credit Bank, Federal Home Loan Bank and Freddie Mac securities with maturity dates ranging from 3/12/26 to 3/10/34 at rates ranging from 0.00% to 7.25%, aggregate original par and fair value of $357,319,000 and $357,004,637, respectively)	350,000,000

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

September 30, 2024

Principal Amount		Value
$350,000,000

Citigroup Global Markets, Inc., dated 9/30/24; due 10/1/24 at 4.86% with maturity value of $350,047,250 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 3/31/26 to 4/30/26 at rates ranging from 0.13% to 4.88%, aggregate original par and fair value of $344,234,100 and $357,000,070, respectively)

		$ 350,000,000
200,000,000	Citigroup Global Markets, Inc., dated 9/30/24; due 10/1/24 at 4.85% with maturity value of $200,188,611 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 4/15/27 to 7/15/27 at rates ranging from 0.13% to 4.50%, aggregate original par and fair value of $197,819,500 and $204,000,075, respectively)	200,000,000

	Total Value of Citigroup Global Markets, Inc., (collateral value of $ 1,326,004,854)	1,300,000,000

200,000,000	Credit Agricole Corporate and Investment Bank, dated 9/30/24; due 10/1/24 at 4.80% with maturity value of $200,026,667 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 8/1/53 to 8/1/54 at rates ranging from 5.00% to 6.50%, aggregate original par and fair value of $205,403,058 and $204,000,000, respectively)	200,000,000
150,000,000	Credit Agricole Corporate and Investment Bank, dated 9/30/24; due 10/1/24 at 4.84% with maturity value of $150,020,167 (fully collateralized by Fannie Mae securities with maturity dates ranging from 1/1/53 to 8/1/54 at rates ranging from 4.50% to 7.00%, aggregate original par and fair value of $156,265,342 and $153,000,001, respectively)	150,000,000
125,000,000	Credit Agricole Corporate and Investment Bank, dated 9/30/24; due 10/1/24 at 4.83% with maturity value of $125,016,771 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 6/1/46 to 8/1/54 at rates ranging from 4.00% to 5.50%, aggregate original par and fair value of $137,083,677 and $127,500,001, respectively)	125,000,000
70,000,000	Credit Agricole Corporate and Investment Bank, dated 9/30/24; due 10/1/24 at 4.84% with maturity value of $70,009,411 (fully collateralized by Fannie Mae security with maturity date of 1/1/54 at a rate 7.00%, original par and fair value of $84,486,030 and $71,400,000, respectively)	70,000,000

	Total Value of Credit Agricole Corporate and Investment Bank, (collateral value of $ 555,900,002)	545,000,000

250,000,000	Deutsche Bank Securities, dated 9/30/24; due 10/1/24 at 4.85% with maturity value of $250,033,681 (fully collateralized by Freddie Mac securities with maturity dates ranging from 8/1/52 to 9/1/53 at rates ranging from 4.50% to 5.50%, aggregate original par and fair value of $278,139,602 and $255,000,000, respectively)	250,000,000

	Total Value of Deutsche Bank Securities, (collateral value of $ 255,000,000)	250,000,000

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

September 30, 2024

Principal Amount		Value

$3,300,000,000	Federal Reserve, dated 9/30/24; due 10/1/24 at 4.80% with maturity value of $3,300,440,000 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/15/40 to 11/15/46 at rates ranging from 2.88% to 4.38%, aggregate original par and fair value of $3,983,775,700 and $3,300,440,051, respectively)	$3,300,000,000

	Total Value of Federal Reserve, (collateral value of $ 3,300,440,051)	3,300,000,000

250,000,000	Fixed Income Clearing Corporation, dated 9/30/24; due 10/1/24 at 4.88% with maturity value of $250,033,889 (fully collateralized by U.S. Treasury security with maturity date of 11/15/52 at a rate 4.00%, original par and fair value of $256,997,800 and 255,000,087, respectively)	250,000,000

	Total Value of Fixed Income Clearing Corporation, (collateral value of $ 255,000,087)	250,000,000

200,000,000	Goldman Sachs & Co., dated 9/30/24; due 10/1/24 at 4.84% with maturity value of $200,188,222 (fully collateralized by Fannie Mae, Freddie Mac, Ginnie Mae and U.S. Treasury securities with maturity dates ranging from 2/28/29 to 9/20/54 at rates ranging from 1.50% to 7.00%, aggregate original par and fair value of $400,110,830 and $204,000,001, respectively)	200,000,000

	Total Value of Goldman Sachs & Co., (collateral value of $ 204,000,001)	200,000,000

350,000,000	ING Financial Markets LLC, dated 9/30/24; due 10/1/24 at 4.87% with maturity value of $350,047,347 (fully collateralized by U.S. Treasury security with maturity date of 8/31/26 at a rate 3.75%, original par and fair value of $355,367,000 and $357,250,445, respectively)	350,000,000

	Total Value of ING Financial Markets LLC, (collateral value of $ 357,250,445)	350,000,000

300,000,000	National Australia Bank, dated 9/30/24; due 10/1/24 at 4.85% with maturity value of $300,000,000 (fully collateralized by U.S. Treasury security with maturity date of 11/15/29 at a rate 1.75%, original par and fair value of $331,570,000 and 306,106,460, respectively)	300,000,000

	Total Value of National Australia Bank, (collateral value of $ 306,106,460)	300,000,000

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

September 30, 2024

Principal Amount		Value

$200,000,000	TD Securities (USA), dated 9/30/24; due 10/1/24 at 4.84% with maturity value of $200,188,222 (fully collateralized by Freddie Mac securities with maturity dates ranging from 12/1/51 to 9/1/53 at rates ranging from 2.00% to 6.00%, aggregate original par and fair value of $245,007,230 and $204,000,001, respectively)	$200,000,000

	Total Value of TD Securities (USA), (collateral value of $ 204,000,001)	200,000,000

200,000,000	Wells Fargo Securities LLC, dated 9/30/24; due 11/1/24 at 5.30% with maturity value of $202,708,889 (fully collateralized by Fannie Mae securities with maturity dates ranging from 9/1/26 to 1/1/59 at rates ranging from 3.00% to 7.00%, aggregate original par and fair value of $255,025,364 and $204,000,000, respectively)	200,000,000
100,000,000	Wells Fargo Securities LLC, dated 9/30/24; due 11/4/24 at 5.17% with maturity value of $100,890,389 (fully collateralized by Fannie Mae securities with maturity dates ranging from 12/1/35 to 9/1/54 at rates ranging from 2.00% to 6.00%, aggregate original par and fair value of $126,801,377 and $102,000,000, respectively)	100,000,000

	Total Value of Wells Fargo Securities LLC, (collateral value of $ 306,000,000)	300,000,000

Total Repurchase Agreements		8,250,000,000

(Cost $8,250,000,000)

Total Investments		$16,117,432,623
(Cost $16,117,432,623)(d) — 104.1%

Liabilities in excess of other assets — (4.1)%		(637,122,470)

NET ASSETS — 100.0%		$15,480,310,153

(a) Floating rate note. Rate shown is as of report date.

(b) The rate represents effective yield at the time of purchase.

(c) Zero Coupon Bond. The rate represents the yield at time of purchase.

(d) Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

SOFR - Secured Overnight Financing Rate

See Notes to the Financial Statements.

8

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

September 30, 2024

RBC BlueBay U.S. Government Money Market Fund

Assets:
Investments, at value (cost $7,867,432,623)	$7,867,432,623
Repurchase agreements, at value (cost $8,250,000,000)	8,250,000,000
Cash	30,090,751
Interest and dividend receivable	31,863,228
Receivable for capital shares issued	1,375,000
Receivable for investments sold	494,857
Prepaid expenses and other assets	80,033

Total Assets	16,181,336,492

Liabilities:
Professional fees payable	4,674
Distributions payable	18,744,595
Payable for investments purchased	679,474,848
Accrued expenses and other payables:
Investment advisory fees	1,277,240
Accounting fees	122,260
Audit fees	56,483
Trustees’ fees	5,682
Distribution fees	667,028
Custodian fees	35,306
Shareholder reports	179,641
Transfer agent fees	26,803
Other	431,779

Total Liabilities	701,026,339

Net Assets	$15,480,310,153

Net Assets Consists of:
Capital	$15,480,642,947
Accumulated earnings	(332,794)

Net Assets	$15,480,310,153

9

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (cont.)

September 30, 2024

RBC BlueBay U.S. Government Money Market Fund

Net Assets
Class A	$7,584,739
Institutional Class 1	11,700,759,787
Institutional Class 2	3,383,465,572
Investor Class	388,500,055

Total	$15,480,310,153

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	7,584,886
Institutional Class 1	11,701,064,827
Institutional Class 2	3,383,477,799
Investor Class	388,550,353

Total	15,480,677,865

Net Asset Values and Redemption Prices Per Share:
Class A	$1.00

Institutional Class 1	$1.00

Institutional Class 2	$1.00

Investor Class	$1.00

See Notes to the Financial Statements.

10

FINANCIAL STATEMENTS

Statement of Operations

For the Year Ended September 30, 2024
RBC BlueBay U.S. Government Money Market Fund

Investment Income:
Interest income	$810,981,717

Expenses:
Investment advisory fees	15,050,902
Distribution fees–Class A	4,062
Distribution fees–Institutional Class 2	5,139,649
Distribution fees–Investor Class	5,041,153
Accounting fees	888,394
Audit fees	43,723
Custodian fees	174,194
Insurance fees	35,035
Legal fees	625,348
Registrations and filing fees	136,962
Shareholder reports	597,239
Transfer agent fees–Class A	4,981
Transfer agent fees–Institutional Class 1	1,789,254
Transfer agent fees–Institutional Class 2	44,071
Transfer agent fees–Investor Class	6,215
Trustees’ fees and expenses	617,885
Tax expense	4,420
Other fees	323,872

Total expenses before fee waiver/reimbursement	30,527,359
Expenses waived/reimbursed by:
Distributor - Class Specific	(632,606)
Advisor	(481)

Net expenses	29,894,272

Net Investment Income	781,087,445

Realized/Unrealized Gains/(Losses):
Net realized losses from investment transactions	(2)

Change in net assets resulting from operations	$781,087,443

See Notes to the Financial Statements.

11

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay U.S. Government Money Market Fund
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment income	$781,087,445	$538,450,712
Net realized gains/(losses) from investments	(2)	661,146

Change in net assets resulting from operations	781,087,443	539,111,858

Distributions to Shareholders:
Class A	(205,672)	(2,008)
Institutional Class 1	(583,896,522)	(331,811,480)
Institutional Class 2	(175,537,030)	(142,876,259)
Investor Class	(22,202,345)	(64,150,146)

Change in net assets resulting from shareholder distributions	(781,841,569)	(538,839,893)

Capital Transactions: (Note 5)
Proceeds from shares issued	144,323,802,984	93,936,872,717
Distributions reinvested	513,793,819	378,977,087
Cost of shares redeemed	(142,708,431,666)	(89,667,340,055)

Change in net assets resulting from capital transactions	2,129,165,137	4,648,509,749

Net increase in net assets	2,128,411,011	4,648,781,714
Net Assets:
Beginning of year	13,351,899,142	8,703,117,428

End of year	$15,480,310,153	$13,351,899,142

Share Transactions:
Issued	144,323,802,984	93,936,872,717
Reinvested	513,793,819	378,977,087
Redeemed	(142,708,431,666)	(89,667,340,055)

Change in shares resulting from capital transactions	2,129,165,137	4,648,509,749

See Notes to the Financial Statements.

12

FINANCIAL HIGHLIGHTS

RBC BlueBay U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 9/30/24	$1.00	0.05	—(b)	0.05	(0.05)	(0.05)	$1.00
Period Ended 9/30/23(c)	1.00	0.02	—(b)	0.02	(0.02)	(0.02)	1.00
Institutional Class 1
Year Ended 9/30/24	$1.00	0.05	—(b)	0.05	(0.05)	(0.05)	$1.00
Year Ended 9/30/23	1.00	0.05	(0.01)(b)	0.04	(0.04)	(0.04)	1.00
Year Ended 9/30/22	1.00	—(b)	0.01	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/21	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/20	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Institutional Class 2
Year Ended 9/30/24	$1.00	0.05	—(b)	0.05	(0.05)	(0.05)	$1.00
Year Ended 9/30/23	1.00	0.04	—(b)	0.04	(0.04)	(0.04)	1.00
Year Ended 9/30/22	1.00	—(b)	0.01	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/21	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/20	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Investor Class
Year Ended 9/30/24	$1.00	0.04	—(b)	0.04	(0.04)	(0.04)	$1.00
Year Ended 9/30/23	1.00	0.03	0.01(b)	0.04	(0.04)	(0.04)	1.00
Year Ended 9/30/22	1.00	—(b)	—	—	—(b)	—(b)	1.00
Year Ended 9/30/21	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/20	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)	For the period from June 8, 2023, (commencement of operations) through September 30, 2023.

13

FINANCIAL HIGHLIGHTS

RBC BlueBay U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return	Net Assets, End of Year (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*
Class A
Year Ended 9/30/24	5.26%	$ 8	0.25%(a)	5.06%	0.34%
Period Ended 9/30/23(b)	1.58%(c)	—	0.25%(a)(d)	4.94%	5.53%
Institutional Class 1
Year Ended 9/30/24	5.39%	$11,701	0.14%	5.25%	0.14%
Year Ended 9/30/23	4.54%	8,244	0.13%(e)	4.74%	0.17%
Year Ended 9/30/22	0.60%	2,724	0.07%(e)	0.29%	0.17%
Year Ended 9/30/21	0.02%	11,201	0.09%(e)	0.02%	0.17%
Year Ended 9/30/20	0.83%	10,821	0.16%(e)	0.43%	0.17%
Institutional Class 2
Year Ended 9/30/24	5.24%	$ 3,383	0.27%	5.12%	0.27%
Year Ended 9/30/23	4.39%	3,705	0.28%	4.36%	0.28%
Year Ended 9/30/22	0.52%	2,967	0.15%(f)	0.43%	0.27%
Year Ended 9/30/21	0.02%	3,935	0.09%(f)	0.02%	0.27%
Year Ended 9/30/20	0.71%	3,358	0.26%(f)	0.62%	0.27%
Investor Class
Year Ended 9/30/24	4.49%	$ 389	1.00%	4.40%	1.12%
Year Ended 9/30/23	3.64%	1,403	1.00%	3.38%	1.13%
Year Ended 9/30/22	0.25%	3,012	0.36%(g)	0.18%	1.12%
Year Ended 9/30/21	0.02%	5,218	0.08%(g)	0.02%	1.12%
Year Ended 9/30/20	0.34%	2,394	0.54%(g)	0.25%	1.12%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)

During the periods ended September 30, 2024 and September 30, 2023, the Advisor and/or Distributor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.01% and 5.19%, if such voluntary waivers were excluded for the period ended September 30, 2024 and for the period ended September 30, 2023. See Note 3 – Agreements and Other Transactions with Affiliates and Note 4 – Fund Distribution for more information.

(b)	For the period from June 8, 2023, (commencement of operations) through September 30, 2023.

14

FINANCIAL HIGHLIGHTS

RBC BlueBay U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)	Not annualized.

(d)	Annualized.

(e)

During the periods ended September 30, 2023, September 30, 2022, September 30, 2021 and September 30, 2020, the Advisor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.03%, 0.09%, 0.08% and 0.01%, respectively, if such voluntary waivers were excluded for the periods ended September 30, 2023, September 30, 2022, September 30, 2021 and September 30, 2020. See Note 3 – Agreements and Other Transactions with Affiliates and Note 4 – Fund Distribution for more information.

(f)

During the periods ended September 30, 2022, September 30, 2021 and September 30, 2020, the Advisor and/or Distributor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.11%, 0.18% and 0.01%, respectively, if such voluntary waivers were excluded for the periods ended September 30, 2022, September 30, 2021 and September 30, 2020. See Note 3 – Agreements and Other Transactions with Affiliates and Note 4 – Fund Distribution for more information.

(g)

During the periods ended September 30, 2022, September 30, 2021 and September 30, 2020, the Advisor and/or Distributor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.65%, 0.92% and 0.46%, respectively, if such voluntary waivers were excluded for the periods ended September 30, 2022, September 30, 2021 and September 30, 2020. See Note 3 – Agreements and Other Transactions with Affiliates and Note 4 – Fund Distribution for more information.

See Notes to the Financial Statements.

15

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 23 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the RBC BlueBay U.S. Government Money Market Fund (“Fund”).

The Fund offers four share classes: Class A, Institutional Class 1, Institutional Class 2 and Investor Class.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

The Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Board believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost, and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Fund’s securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Fund’s Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Fund’s pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

16

NOTES TO FINANCIAL STATEMENTS

In accordance with Rule 2a-7, the fair values of the securities held in the Fund are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or the Advisor determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Fund’s investments as of September 30, 2024 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
RBC BlueBay U.S. Government Money Market Fund	$—	$16,117,432,623	$—	$16,117,432,623

Repurchase Agreements:

The Fund may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

17

NOTES TO FINANCIAL STATEMENTS

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Fund has procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedule of Portfolio Investments.

Credit Enhancement:

Certain obligations held by the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. paydowns), they are reclassified within the Fund’s capital accounts based on their federal tax basis treatment.

When-Issued Transactions:

The Fund may engage in when-issued transactions. The Fund records when-issued securities on the trade date and maintains sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of September 30, 2024, the Fund held when-issued securities and details are included in the Schedules of Portfolio Investments.

18

NOTES TO FINANCIAL STATEMENTS

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has not had prior claims or losses pursuant to these contracts.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages the Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires the Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of the Fund as follows:

Annual Rate
RBC BlueBay U.S. Government Money Market Fund	0.10%

Institutional Class 1 of the Fund may pay an annual shareholder services administration fee of up to 0.05% of the average daily net assets attributable to Institutional Class 1 shares that is used to reimburse or compensate a servicing agent (or pay the Advisor, which the Advisor will use to reimburse or compensate a servicing agent) for its efforts and expenses incurred in connection with servicing shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

RBC GAM-US has contractually agreed to waive fees and/or reimburse expenses under an expense limitation agreement in order to maintain the net annual Fund operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) at 0.20% for Institutional Class 1 until January 31, 2026. During the year ended September 30, 2024, there were no fees waived under this agreement.

RBC GAM-US serves as co-administrator to the Fund. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Fund, maintenance of the records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive an administration services fee. BNY Mellon receives a fee for its services payable by the Fund based in part on the Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $92,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other Trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

The Advisor has invested in and, as of September 30, 2024, owns 62,234,148 shares of the Fund, representing 0.4% of total Fund net assets.

19

NOTES TO FINANCIAL STATEMENTS

4. Fund Distribution:

The Fund has adopted a Shareholder Account and Distribution Services (12b-1) Plan (the “Plan”) with respect to Class A, Institutional Class 2 and Investor Class, in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for or to reimburse the Distributor or others, including RBC Capital Markets, LLC, monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class:

	Class A	Institutional Class 2	Investor Class
12b-1 Plan Fee	0.10%	0.15%	1.00%

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority.

Pursuant to a shareholder account and distribution services agreement between the Distributor and RBC Capital Markets, LLC, the Distributor has agreed to compensate RBC Capital Markets, LLC for certain shareholder account servicing support provided to the Fund. RBC Capital Markets, LLC has agreed to waive fees and/or reimburse expenses in order to maintain the net annual Fund operating expenses for each class listed below to the following amounts:

Share Class	Operating Expense Limit
Class A	0.25%
Institutional Class 2	0.30%
Investor Class	1.00%

This expense limitation agreement is in place until January 31, 2026. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC Capital Markets, LLC, any expenses in excess of the expense limitation and repay RBC Capital Markets, LLC such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation. At September 30, 2024, the amount subject to possible recoupment under the expense limitation agreement is $632,606.

RBC Capital Markets, LLC and/or the Advisor may voluntarily waive and/or reimburse additional Fund operating expenses at any time, such as to maintain a minimum yield in the fund. Any such voluntary program may be modified or discontinued at any time without notice.

For the year ended September 30, 2024, the following distribution fees were waived either contractually or voluntarily:

Share Class	Distribution Fees Waived
Class A	$ 3,336
Investor Class	629,270

During the year ended September 30, 2024, the Advisor voluntarily waived fees or reimbursed expenses for Class A in the amount of $481.

5. Capital Share Transactions

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are issued, reinvested and redeemed at $1.00 per share.

Transactions for the period were as follows:

20

NOTES TO FINANCIAL STATEMENTS

	RBC BlueBay U.S. Government Money Market Fund
	For the	For the
	Year Ended	Year Ended
	September 30, 2024	September 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$12,533,021	$406,000
Distributions reinvested	205,620	2,067
Cost of shares redeemed	(5,561,821)	—

Change in Class A	$7,176,820	$408,067

Institutional Class 1
Proceeds from shares issued	$136,638,198,300	$83,136,112,876
Distributions reinvested	317,329,653	172,202,136
Cost of shares redeemed	(133,497,752,696)	(77,789,184,784)

Change in Institutional Class 1	$3,457,775,257	$5,519,130,228

Institutional Class 2
Proceeds from shares issued	$6,884,015,012	$7,486,727,325
Distributions reinvested	174,218,234	142,748,302
Cost of shares redeemed	(7,379,966,875)	(6,890,856,888)

Change in Institutional Class 2	$(321,733,629)	$738,618,739

Investor Class
Proceeds from shares issued	$789,056,651	$3,313,626,516
Distributions reinvested	22,040,312	64,024,582
Cost of shares redeemed	(1,825,150,274)	(4,987,298,383)

Change in Investor Class	$(1,014,053,311)	$(1,609,647,285)

Change in net assets resulting from capital transactions	$2,129,165,137	$4,648,509,749

6. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

21

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the year ended September 30, 2024 were as follows:

	Distributions Paid From
				Total
	Ordinary	Net Long Term	Total Taxable	Distributions
	Income	Capital Gains	Distributions	Paid
RBC BlueBay U.S. Government Money Market Fund	$777,521,041	$357,739	$777,878,780	$777,878,780

The tax character of distributions during the year ended September 30, 2023 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
RBC BlueBay U.S. Government Money Market Fund	$537,614,906	$90,609	$537,705,515	$537,705,515

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of September 30, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

Undistributed Ordinary Income	Distributions Payable	Accumulated Capital Loss Carryforwards	Unrealized Appreciation	Other Temporary Differences	Total Accumulated (Losses)
$18,411,803	$(18,744,595)	$(2)	$—	$—	$(332,794)

As of September 30, 2024, the Fund had a short-term capital loss carryforward of $2, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund did not have any Post-October Capital Losses or Late-Year Ordinary Losses for the year ending September 30, 2024.

7. Line of Credit

The Fund, along with other Funds within the Trust, participates in an uncommitted, secured $50,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 26, 2025. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since multiple funds within the Trust participate in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $50,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at September 30, 2024 and there were no borrowings made by the Fund during the period.

22

NOTES TO FINANCIAL STATEMENTS

8. Significant Risks

Shareholder concentration risk:

As of September 30, 2024, affiliated broker-dealer omnibus accounts owned 25.0% of the Fund’s outstanding shares. Significant transactions by these shareholders may impact the Fund’s performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

9. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of RBC Funds Trust and Shareholders of RBC BlueBay U.S. Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of RBC BlueBay U.S. Government Money Market Fund (one of the funds constituting RBC Funds Trust, referred to hereafter as the “Fund”) as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Minneapolis, Minnesota

November 22, 2024

We have served as the auditor of one or more investment companies in the RBC Funds since 2016.

24

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund reports a portion of the income dividends distributed during the fiscal year ended September 30, 2024, as U.S. Government Income as 38.38%.

U.S. Government Income represents the amount of interest that was derived from direct U.S. Government obligations. Generally, such interest is exempt from state income tax. For residents of California, New York and Connecticut the statutory threshold requirements were satisfied. Due to the diversity in state and local tax law, it is recommended you consult a tax adviser as to the applicability of the information provided for your specific situation.

The Fund reports a portion of the income dividends distributed during the fiscal year ended September 30, 2024, as Qualified Interest Income as defined in the Internal Revenue Code as 99.96%.

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

25

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

In September 2024, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the Fund, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreement (“Agreement”) with the Advisor for the Fund for an additional year.

As part of their review of the Agreement the Trustees requested and considered information regarding the advisory services performed by the Advisor, the staffing and qualifications of the personnel responsible for operating and managing the Fund, and the Fund’s performance and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year as well as information presented at both a special meeting held to review requested material related to the proposed renewals and a regular meeting at which the proposed renewals were considered, and their experience with the portfolio management team with regard to other products over the years. The information included material provided by the Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company, providing comparative fee and expense information and comparative performance information for the Fund. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the materials and their responsibilities under the relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals, to discuss the information and the Advisor’s ongoing management of the Fund. The Trustees reviewed the nature and quality of the services provided to the Fund by the Advisor, including information as to the Fund’s performance.

The Trustees were provided with comparative Morningstar data for U.S. government money market funds. The Trustees were informed that the Fund had outperformed the median return of its Morningstar category for recent periods and over the longer term. The Trustees were satisfied with the quality and capabilities of the money market fund portfolio management and analyst team and with the overall investment performance of the Fund.

The Trustees reviewed advisory fee and expense information for the Fund compared to similarly situated funds, including information regarding other client accounts advised or sub-advised by the Advisor with a similar investment strategy and the reasons for any differences in fees. The Trustees were informed that the Fund’s net expense ratio was within the top quartile of both its peer group and its Morningstar category. The Trustees considered, and viewed favorably, arrangements to waive certain fees to achieve competitive expense levels. The Trustees evaluated profitability data for the Advisor and considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Fund.

Based upon their review, the Trustees determined that the advisory fees proposed to be payable to the Advisor were reasonable and fair in light of the nature and quality of services provided under all the circumstances and were within the range of what might have been negotiated at arms’ length. The Trustees concluded that it is in the interests of the Fund and its shareholders for the Trustees to approve the Agreement as well as the continuation of the expense limitation agreement for the Fund for an additional year. In arriving at their collective decision to approve the Agreement, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

26

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the year ended September 30, 2024.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

RBCF-MM AR 09-24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Financial Statements and Other Important Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements and Other Important Information filed under Item 7 of this form.

Item	12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item	14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RBC Funds Trust

By (Signature and Title)* /s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer
(principal executive officer)

Date December 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer
(principal executive officer)

Date December 3, 2024

By (Signature and Title)* /s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date December 3, 2024

* Print the name and title of each signing officer under his or her signature.